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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-04041
-----------------------------------------------------------------

                       GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT INC,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  12/31/07
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.



GE Investments Funds, Inc.

Income Fund



Annual Report

DECEMBER 31, 2007


{GE LOGO OMITTED]

GE Investments Funds, Inc.
Income Fund                                                                                                         Contents
----------------------------------------------------------------------------------------------------------------------------

NOTES TO PERFORMANCE .................................................................................................     1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ...........................................................................     2

NOTES TO SCHEDULE OF INVESTMENTS .....................................................................................    13

FINANCIAL STATEMENTS

     Financial Highlights ............................................................................................    14

     Statement of Assets and Liabilities .............................................................................    15

     Statement of Operations .........................................................................................    16

     Statements of Changes in Net Assets .............................................................................    17

     Notes to Financial Statements ...................................................................................    18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..............................................................    24

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL ........................................................................    25

ADDITIONAL INFORMATION ...............................................................................................    28

INVESTMENT TEAM ......................................................................................................    31



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2007
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Lehman Brothers Aggregate Bond Index (LB Aggregate Bond Index) is an unmanaged index and do not reflect the actual cost of investing in the instruments that comprise the index.

The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.




-----------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUNDS.

Income Fund
--------------------------------------------------------------------------------


THE INCOME FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES PAUL M. COLONNA, WILLIAM M. HEALEY, MARK H. JOHNSON, JAMES F. PALMIERI, LEWIS TATANANNI AND VITA MARIE PIKE. AS LEAD PORTFOLIO MANAGER FOR THE INCOME FUND, MR. COLONNA (PICTURED BELOW) IS VESTED WITH OVERSIGHT AUTHORITY. EACH PORTFOLIO MANAGER IS ASSIGNED A CLASS OF ASSETS, THE SIZE OF WHICH ARE DETERMINED BY TEAM CONSENSUS AND ADJUSTED ON A MONTHLY BASIS, IF NECESSARY. ALTHOUGH EACH PORTFOLIO MANAGER MANAGES HIS OR HER ASSET CLASS INDEPENDENT OF THE OTHER TEAM MEMBERS, THE TEAM IS HIGHLY COLLABORATIVE AND COMMUNICATIVE.

PAUL M. COLONNA IS AN EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT AND PRESIDENT - FIXED INCOME AT GE ASSET MANAGEMENT. SINCE JANUARY 2005, HE HAS LED THE TEAM OF PORTFOLIO MANAGERS FOR THE INCOME FUND. PRIOR TO JOINING GE ASSET MANAGEMENT IN FEBRUARY 2000, MR. COLONNA WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP.

WILLIAM M. HEALEY IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE INCOME FUND SINCE SEPTEMBER 1997. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HEALEY SPENT OVER 10 YEARS IN THE FIXED INCOME GROUP AT METLIFE.

MARK H. JOHNSON IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND SENIOR PORTFOLIO MANAGER OF STRUCTURED PRODUCTS. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE INCOME FUND SINCE SEPTEMBER 2007. MR. JOHNSON JOINED GE ELECTRIC COMPANY (GE) IN 1998 IN ITS EMPLOYERS REINSURANCE CORPORATION AS A TAXABLE INCOME PORTFOLIO MANAGER. MR. JOHNSON JOINED GE ASSET MANAGEMENT AS A VICE PRESIDENT AND PORTFOLIO MANAGER IN 2002 AND BECAME A SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF STRUCTURED PRODUCTS IN 2007.

JAMES F. PALMIERI IS A PORTFOLIO MANAGER OF GE ASSET MANAGEMENT. SINCE MARCH 2006, HE HAS MANAGED THE MORTGAGE-BACKED SECURITIES SECTOR FOR THE INCOME FUND. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. PALMIERI WAS A DIRECTOR OF INVESTMENTS FOR CONSTITUTION CORPORATE FEDERAL CREDIT UNION FROM FEBRUARY 2005 TO MARCH 2006 AND A PORTFOLIO MANAGER FOR CIGNA INVESTMENT MANAGEMENT FROM JANUARY 2000 TO FEBRUARY 2005.

LEWIS TATANANNI IS A SENIOR CORPORATE TRADER AT GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE INCOME FUND SINCE DECEMBER 2007. MR. TATANANNI JOINED GE ASSET MANAGEMENT IN OCTOBER 2002 AND WAS RESPONSIBLE FOR EXECUTING THE INTEREST RATE DERIVATIVE HEDGING PROGRAMS FOR GE ASSET MANAGEMENT'S INSURANCE CLIENTS. MR. TATANANNI JOINED GE IN 1999 AS AN ASSOCIATE AT GE CAPITAL TREASURY AND WAS RESPONSIBLE FOR DEBT ORIGINATION AND DERIVATIVE EXECUTION.

VITA MARIE PIKE IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. SHE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE INCOME FUND SINCE JUNE 2004. PRIOR TO JOINING GE ASSET MANAGEMENT IN JANUARY 2001, SHE WAS WITH ALLIANCE CAPITAL FOR OVER NINE YEARS SERVING IN A NUMBER OF DIFFERENT CAPACITIES INCLUDING PORTFOLIO MANAGER.



[PHOTO OMITTED]

                                                                             Q&A
--------------------------------------------------------------------------------


Q. HOW DID THE INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2007?

A. For the twelve-month period ended December 31, 2007, the Income Fund returned 4.83%. The Lehman Brothers Aggregate Bond Index, the Fund's benchmark, returned 6.97% and the Fund's Lipper peer group of 63 Intermediate Investment Grade Debt Funds returned an average of 6.25% for the same period.

Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDING DECEMBER 31, 2007.

A. The U.S. economy will most likely post a GDP growth of approximately 2% in 2007, held back by recessionary conditions in the housing market. Rising delinquencies and defaults in sub-prime mortgage loans resulted in large pricing dislocations of securities backed by these loan types. In the fallout, Wall Street broker/dealers were forced in the third and fourth quarters to take write-downs in the billions from owning such securities as well as structured vehicles backed by these security types. Investor's lack of confidence in valuations of sub-prime mortgages spread to all risky assets, significantly widening yield spreads in high grade and high yield credit and emerging market debt. A flight to the safety of U.S. treasuries pushed interest rates down, which generated a 9% total return for the treasury sector. By year-end, 2 and 10-year note yields had fallen by 176 and 68 bps to finish at 3.05% and 4.02%, respectively. All other U.S. fixed income sectors posted positive returns for the year, but less than that of treasuries. The Fed responded to the housing recession/sub-prime crisis by reducing the fed funds target by 100 basis points to 4.25% starting in September, while also injecting reserves into the financial system to provide liquidity to banks unwilling to lend to each other. At the December meeting, the FOMC stated "the upside risks to inflation roughly balance the downside risks to growth". However, market pricing at year-end indicated further rate cuts in 2008.

Q.  WHAT WERE THE PRIMARY DRIVERS OF
    FUND PERFORMANCE?

A. Duration and yield curve positioning biased toward lower rates and a steeper yield curve were positive contributors to Fund performance during the year. The underweight to investment grade corporate securities also added to relative performance. Although allocations to high yield and emerging market debt helped earlier in the year, exposure to these sectors hurt performance in the final quarter as yield spreads widened quite dramatically. The Fund's exposure to sub-prime related securities through securities lending and mortgage-rolls negatively impacted total return for the year.

Income Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JULY 1, 2007 - DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                    THE PERIOD ($)                 THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                         1,037.72                          3.19
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,021.85                          3.16
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.62% (FROM PERIOD JULY 1, 2007 - DECEMBER 31, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2007 WAS: 3.77%.

Income Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE CHART OMITTED PLOT POINTS FOLLOWS]

                     GEI INCOME             LB AGGREGATE BOND INDEX
12/97                  $10000                        $10000
12/98                   10795                         10869
12/99                   10641                         10779
12/00                   11784                         12033
12/01                   12659                         13049
12/02                   13910                         14387
12/03                   14411                         14977
12/04                   14904                         15627
12/05                   15208                         16007
12/06                   15872                         16700
12/07                   16638                         17864


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                  ONE        FIVE         TEN
                                  YEAR       YEAR         YEAR
--------------------------------------------------------------------------------
Income Fund                       4.83%      3.65%       5.22%
--------------------------------------------------------------------------------
LB Aggregate Bond Index           6.97%      4.42%       5.97%
--------------------------------------------------------------------------------
Lipper peer group average*        6.25%      4.39%       5.57%
--------------------------------------------------------------------------------
Inception date                  1/3/95
--------------------------------------------------------------------------------


Income Fund (ending value $16,638)
LB Aggregate Bond Index (ending value $17,864)


INVESTMENT PROFILE

A fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in debt securities under normal circumstances.


QUALITY RATINGS
AS OF DECEMBER 31, 2007
as a % of Market Value
--------------------------------------------------------------------------------
MOODY'S/S&P/                                 PERCENTAGE OF
FITCH RATING**                               MARKET VALUE
--------------------------------------------------------------------------------
Aaa / AAA                                       83.18%
--------------------------------------------------------------------------------
Aa / AA                                          3.34%
--------------------------------------------------------------------------------
A / A                                            3.71%
--------------------------------------------------------------------------------
Baa / BBB                                        4.34%
--------------------------------------------------------------------------------
Ba / BB and lower                                5.43%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF DECEMBER 31, 2007
as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $124,445 (in thousands)


[PIE CHART OMITTED PLOT POINTS FOLLOWS]

Mortgage-Backed 34.3%
Asset-Backed and Other 29.2%
U.S. Treasuries 19.9%
Corporate Notes 15.1%
Federal Agencies 1.5%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR, FIVE-YEAR AND TEN-YEAR PERIODS INDICATED IN THE INTERMEDIATE INVESTMENT GRADE DEBT FUNDS PEER GROUP CONSISTING OF 63, 48 AND 17 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

** MOODY'S INVESTORS SERVICES INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY
   RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

INCOME FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------
                                   INCOME FUND
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

BONDS AND NOTES -- 95.2%+
--------------------------------------------------------------------------------

U.S. TREASURIES -- 26.5%

U.S. Treasury Bonds
   4.50%    02/15/36            $    135,000  $    135,730(h)
   4.75%    02/15/37               2,896,000     3,030,954(h)
U.S. Treasury Notes
   3.63%    10/31/09               2,612,000     2,637,963(h)
   4.25%    09/30/12               3,333,000     3,449,422(h)
   4.50%    11/15/10 - 05/15/17    1,864,000     1,931,498(h)
   4.63%    11/15/09 - 02/15/17    6,870,000     7,141,801(h)
   4.75%    08/15/17               6,049,000     6,388,289(h)
   4.88%    06/30/12                  75,000        79,538(h)
                                                24,795,195

FEDERAL AGENCIES -- 2.0%

Federal Home Loan Mortgage Corp.
   4.88%    02/09/10               1,805,000     1,851,627

AGENCY MORTGAGE BACKED -- 25.4%

Federal Home Loan Mortgage Corp.
   4.50%    06/01/33 - 02/01/35      271,502       256,785(f)
   5.00%    07/01/35 - 10/01/35      427,218       417,130(f)
   5.50%    05/01/20                  64,511        65,339(f)
   6.00%    04/01/17 - 05/01/35      772,033       785,848(f)
   6.50%    01/01/27 - 08/01/36      545,343       561,971(f)
   7.00%    10/01/16 - 08/01/36      203,919       213,130(f)
   7.50%    11/01/09 - 09/01/33       23,216        24,369(f)
   8.00%    11/01/30                  22,961        24,570(f)
   8.50%    04/01/30 - 05/01/30       27,218        29,226(f)
   6.00%    TBA                      755,000       766,089(b)
Federal National Mortgage Assoc.
   4.00%    05/01/19 - 06/01/19      259,789       250,637(f)
   4.50%    05/01/18 - 12/01/34    1,104,351     1,077,472(f)
   5.00%    03/01/34 - 08/01/35      568,509       555,119(f)
   5.26%    04/01/37                 154,468       155,630(g)
   5.44%    04/01/37                  14,246        14,380(g)
   5.50%    12/01/13 - 08/01/33      690,786       696,550(f)
   5.53%    04/01/37                 195,438       198,201(g)
   5.59%    04/01/37                 346,678       352,400(g)
   5.62%    03/01/37                  12,176        12,328(g)
   5.63%    06/01/37                 252,081       256,070(g)
   5.66%    05/01/37                  97,562        99,054(g)
   5.68%    04/01/37                 127,102       129,220(g)
   5.70%    04/01/37                 243,654       247,559(g)
   5.71%    04/01/37                 203,148       206,425(g)
   5.72%    04/01/37                  63,072        64,213(g)
   5.85%    06/01/37                 314,794       320,844(g)
   6.00%    06/01/14 - 07/01/35    1,627,938     1,656,335(f)
   6.04%    10/01/37                 150,776       153,682(g)
   6.50%    07/01/17 - 02/01/35    1,930,192     1,989,767(f)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

   7.00%    03/01/15 - 06/01/36 $    655,215  $    685,209 (f)
   7.50%    12/01/09 - 03/01/34      166,228       175,640 (f)
   8.00%    12/01/12 - 11/01/33      124,912       133,349 (f)
   8.50%    05/01/31                   6,093         6,556 (f)
   9.00%    04/01/16 - 12/01/22       19,321        20,627 (f)
   5.00%    TBA                    5,836,000     5,714,049 (b)
   5.50%    TBA                    1,515,000     1,513,106 (b)
   6.00%    TBA                    1,295,000     1,314,829 (b)
Government National
   Mortgage Assoc.
   4.50%    08/15/33 - 09/15/34      478,662       460,566 (f)
   6.00%    04/15/27 - 09/15/36      470,711       482,817 (f)
   6.13%    11/20/22 - 12/20/24        5,137         5,200(f,g)
   6.38%    02/20/23 - 02/20/26       13,605        13,781(f,g)
   6.50%    04/15/19 - 08/15/36      430,915       446,061 (f)
   7.00%    03/15/12 - 10/15/36      282,475       297,265 (f)
   7.50%    11/15/31 - 10/15/33       10,009        10,660 (f)
   8.00%    12/15/29                   3,682         3,984 (f)
   8.50%    10/15/17                  21,268        22,929 (f)
   9.00%    11/15/16 - 12/15/21       52,612        56,595 (f)
   5.50%    TBA                      785,000       788,189 (b)
                                                23,731,755

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.2%

Federal Home Loan Mortgage Corp.
   1.42%    04/15/37                 499,381        37,759(e,g)
   1.72%    05/15/37                 688,833        50,058(e,g)
   1.79%    04/25/37                 394,189        29,872(e,g)
   2.12%    12/15/30                 862,350        53,897(e,f,g)
   2.75%    09/15/36                 418,823        46,463(e,f,g)
   4.30%    12/15/33                 150,000       125,682(f,g)
   4.50%    04/15/13 - 03/15/19      630,647        53,597(e,f)
   5.00%    04/15/14 - 12/01/34    4,492,015       896,160(e,f)
   5.50%    04/15/17 - 06/15/33      534,107       108,087(e,f)
   5.50%    04/15/26                 486,311       492,700
   7.50%    01/15/16                  43,203        44,761 (f)
   7.50%    07/15/27                  13,441         2,359(e,f)
   8.00%    02/01/23 - 07/01/24        6,696         1,519(e,f)
   8.25%    06/01/26                  60,000        79,774(f,i)
   8.61%    11/15/37                 223,875       166,492(c,d)
   21.57%   09/25/43               1,603,878        18,076(c,e,f,g)
Federal Home Loan
   Mortgage STRIPS
   6.04%    08/01/27                   1,648         1,338(c,d,f)
Federal National Mortgage Assoc.
   1.59%    05/25/37 - 06/25/37    5,989,345       396,902(e,f,g)
   1.91%    03/25/37                 399,308        37,622(e,f,g)
   2.14%    10/25/29                 464,308        28,100(e,f,g)
   2.24%    12/25/30                 437,654        22,178(e,f,g)
   2.34%    07/25/37                 955,028        88,789(e,g)
   2.64%    05/25/18                 765,156        57,815(e,f,g)
   2.74%    09/25/42               1,113,098        87,309(e,f,g)
   2.79%    04/25/17 - 10/25/17      947,374        67,411(e,f,g)
   2.84%    08/25/16                 267,436        13,957(e,f,g)
   3.24%    06/25/42                 378,440        28,631(e,f,g)
   4.00%    02/25/28                  19,836        19,635 (f)
   4.50%    05/25/18                 117,760         9,918(e,f)

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

   4.75%    11/25/14              $   58,624    $    2,358(e,f)

   5.00%    08/25/17 - 02/25/32      182,998        18,295(e,f)
   5.00%    10/25/35                  65,000        58,473
   5.50%    03/25/29 - 01/25/33      563,179       559,448(f)
   8.00%    07/25/14                  75,164        75,825(f)
   39.31%   12/25/42                 108,110         3,176(c,e,f,g)
Federal National Mortgage
   Assoc. (Class 2)
   5.50%    12/01/33                  93,866        22,375(e,f)
Federal National Mortgage
   Assoc. (Class S)
   2.24%    02/25/31                 411,769        21,345(e,f,g)
Federal National Mortgage
   Assoc. REMIC
   4.50%    11/25/13                 114,853         3,324(e,f)
   5.00%    10/25/22                 120,205        17,862(e,f)
   5.91%    03/25/31                 392,115       401,837(f,g)
   7.00%    09/25/20                     908           938(f)
Federal National Mortgage
   Assoc. REMIC (Class B)
   4.49%    12/25/22                     432           376(c,d,f)
Federal National Mortgage
   Assoc. REMIC (Class J)
   1080.91% 03/25/22                       4            15(e,f)
Federal National Mortgage
   Assoc. REMIC (Class K)
   1008.00% 05/25/22                      10           206(e,f)
Federal National Mortgage Assoc.
   STRIPS (Class 1)
   5.31%    11/01/34                 358,933       271,237(c,d,f)
Federal National Mortgage Assoc.
   STRIPS (Class 2)
   5.00%    08/01/34               1,144,664       292,605(e,f)
   7.50%    11/01/23                  41,782        11,738(e,f)
   8.00%    08/01/23 - 07/01/24       14,742         3,470(e,f)
   8.50%    07/25/22                     687           169(e,f)
   9.00%    05/25/22                     446           122(e,f)
                                                 4,832,055

ASSET BACKED -- 4.4%

Capital One Master Trust (Class C)
   6.70%    06/15/11                 200,000       201,506(a,f)
Carmax Auto Owner Trust
   4.35%    03/15/10                 131,000       130,548(f)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
   5.15%    02/25/33                  61,254        60,555(f,g)
   5.75%    05/25/32                  29,870        19,415(f)
Citibank Credit Card Issuance Trust
   4.45%    04/07/10                 274,000       273,592(f)
Countrywide Asset-Backed
   Certificates
   5.30%    05/25/33                  16,436        16,241(f,g)
GSAA Trust
   4.93%    10/25/36               1,251,879     1,235,033(f,g)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Honda Auto Receivables
   Owner Trust (Class A)
   4.15%    10/15/10            $    146,000  $    145,543(f)
JP Morgan Mortgage
   Acquisition Corp.
   5.02%    03/01/37               1,000,000       896,690(g)
Mid-State Trust
   7.54%    07/01/35                   2,464         2,626(f)
Option One Mortgage Loan Trust
   5.00%    06/25/37               1,000,000       913,082(g)
Peco Energy Transition Trust
   6.52%    12/31/10                 192,000       203,563(f)
Residential Asset Securities Corp.
   5.37%    07/25/32                   7,325         6,835(f,g)
Wells Fargo Home Equity Trust
   3.97%    05/25/34                  50,095        47,048(f,g)
                                                 4,152,277

CORPORATE NOTES -- 19.6%

Abbey National PLC
   7.95%    10/26/29                  65,000        74,547(f)
AES Ironwood LLC
   8.86%    11/30/25                 255,779       280,078(f)
Air Jamaica Ltd.
   9.38%    07/08/15                 130,000       139,490(a,f)
American Electric Power
   Company, Inc. (Series D)
   5.25%    06/01/15                  90,000        86,612(f)
American International Group, Inc.
   5.85%    01/16/18                 116,000       116,836
American Railcar Industries, Inc.
   7.50%    03/01/14                  60,000        56,700(f)
Amgen Inc.
   5.85%    06/01/17                  65,000        66,017(a,f)
Archer-Daniels-Midland Co.
   6.45%    01/15/38                  77,000        78,723
Arizona Public Service Co.
   6.25%    08/01/16                 165,000       167,915(f)
BAC CAP TRUST V
   5.63%    03/08/35                 180,000       152,710(f)
Banco Santander Chile
   5.38%    12/09/14                 215,000       215,126(a,f)
Basell AF SCA
   8.38%    08/15/15                 300,000       242,250(a)
Bear Stearns Companies Inc.
   5.85%    07/19/10                 115,000       114,871(f)
   6.95%    08/10/12                 200,000       205,640(f)
BellSouth Corp.
   4.20%    09/15/09                 100,000        99,384(f)
   6.55%    06/15/34                  85,000        87,579(f)
Bertin Ltd.
   10.25%   10/05/16                 100,000       104,380(a,f)
BJ Services Co.
   5.75%    06/01/11                 165,000       169,381(f)
Bristol-Myers Squibb Co.
   5.88%    11/15/36                 100,000        98,797(f)
British Telecommunications PLC
   8.63%    12/15/10                  65,000        71,161(f)

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Capital One Bank
   6.50%    06/13/13              $   75,000  $     73,936(f)
Cargill Inc.
   6.00%    11/27/17                 195,000       194,555(a)
Carolina Power & Light Co.
   5.15%    04/01/15                  80,000        79,355(f)
   5.70%    04/01/35                  45,000        43,417(f)
   6.13%    09/15/33                 135,000       137,861(f)
Chubb Corp.
   6.00%    05/11/37                 140,000       134,178(f)
Citigroup Capital
   8.30%    12/21/57                  39,000        41,188(g)
Citigroup, Inc.
   5.13%    02/14/11                 100,000       100,652(f)
Clarendon Alumina Production Ltd.
   8.50%    11/16/21                 255,000       265,837(a,f)
Consumers Energy Co.
   5.15%    02/15/17                 125,000       119,445(f)
COX Communications, Inc.
   7.13%    10/01/12                 120,000       128,324(f)
   7.75%    11/01/10                 130,000       139,052(f)
CSX Transportation, Inc.
   9.75%    06/15/20                 105,000       135,562(f)
Dominion Resources, Inc. (Series B)
   6.30%    09/30/66                 395,000       382,884(f,g)
Dover Corp.
   6.50%    02/15/11                  90,000        93,733(f)
DP WORLD Ltd.
   6.85%    07/02/37                 100,000        95,064(a,f)
Duke Energy Corp.
   5.38%    01/01/09                  50,000        50,340(f)
EI Du Pont de Nemours & Co.
   4.88%    04/30/14                 110,000       107,316(f)
El Paso Electric Co.
   6.00%    05/15/35                  90,000        84,137(f)
Empresa Energetica de Sergipe
   and Sociedade Anonima de
   Eletrificaao da Paraiba
   10.50%   07/19/13                 115,000       124,200(a,f)
FirstEnergy Corp. (Series B)
   6.45%    11/15/11                 125,000       129,077(f)
Galaxy Entertainment Finance
   Company Ltd.
   9.88%    12/15/12                 100,000       107,000(f)
Globo Comunicacoes e
   Participacoes S.A.
   7.25%    04/26/22                 100,000        96,750(a)
GMAC LLC
   5.63%    05/15/09                 234,000       220,771
Goldman Sachs Group, Inc.
   6.60%    01/15/12                 200,000       212,731(f)
   6.88%    01/15/11                 100,000       105,815
GTE Corp.
   6.94%    04/15/28                 240,000       257,072(f)
Hexion US Finance Corp.
   9.75%    11/15/14                 260,000       280,800
HSBC Bank USA NA
   4.63%    04/01/14                 150,000       142,116

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

HSBC Capital Funding LP (Series 1)
   9.55%    12/31/49             $    65,000  $     71,044(a,f,g)
HSBC Finance Corp.
   6.75%    05/15/11                  95,000       100,410
HSBC Holdings PLC
   6.50%    05/02/36                 100,000        97,313(f)
Hydro Quebec
   8.50%    12/01/29                  75,000       106,483(f)
Idearc, Inc.
   8.00%    11/15/16                 260,000       238,550
IIRSA Norte Finance Ltd.
   8.75%    05/30/24                 156,388       177,110(a,f)
ING Capital Funding TR III
   8.44%    12/29/49                 175,000       186,421(g)
ING Groep N.V.
   5.78%    12/29/49                  85,000        79,065(g)
Intergen N.V.
   9.00%    06/30/17                 197,000       207,342(a)
International Steel Group Inc.
   6.50%    04/15/14                 145,000       148,866
Interoceanica IV Finance Ltd.
   4.03%    11/30/18                 150,000        97,095(a,c)
   4.21%    11/30/25                 150,000        71,175(a,c)
iStar Financial, Inc. (REIT)
   7.00%    03/15/08                  40,000        39,931(f)
JBS S.A.
   9.38%    02/07/11                 140,000       137,032
JP Morgan Chase Bank
   5.88%    06/13/16                  25,000        25,402
Kansas Gas & Electric
   5.65%    03/29/21                 103,230        99,748(f)
Kazkommerts International BV
   7.00%    11/03/09                  10,000         9,350(a)
Libbey Glass Inc.
   11.91%   06/01/11                 145,000       152,794(g)
Lippo Karawaci Finance BV
   8.88%    03/09/11                 150,000       143,583
Lukoil International Finance BV
   6.36%    06/07/17                 110,000       104,137(a)
Majestic Star Casino LLC
   9.50%    10/15/10                 300,000       283,500(f)
Marfrig Overseas Ltd.
   9.63%    11/16/16                 140,000       139,125(a)
Markel Corp.
   7.35%    08/15/34                  60,000        63,172(f)
McDonald's Corp.
   5.80%    10/15/17                  80,000        82,507
Mediacom LLC
   9.50%    01/15/13                 230,000       213,612(f)
Merck & Company, Inc.
   5.75%    11/15/36                  70,000        69,604(f)
Midamerican Energy Holdings Co.
   6.13%    04/01/36                 115,000       114,726(f)
Mizuho Financial Group Cayman Ltd.
   8.38%    12/29/49                  75,000        75,783
Morgan Stanley
   5.95%    12/28/17                 100,000        99,755
Munich Re America Corp. (Series B)
   7.45%    12/15/26                 105,000       116,851(f)

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

NAK Naftogaz Ukrainy
   8.13%    09/30/09                $100,000  $     94,750
Nakilat Inc.
   6.07%    12/31/33                 215,000       196,177(a,f)
   6.27%    12/31/33                 130,000       118,201(a,f)
Nelnet, Inc.
   5.13%    06/01/10                 205,000       196,461(f)
Nevada Power Co. (Series N)
   6.65%    04/01/36                  75,000        75,930(f)
NGPL PipeCo LLC
   7.12%    12/15/17                  81,000        83,053(a)
Nisource Finance Corp.
   7.88%    11/15/10                  50,000        53,075(f)
Norfolk Southern Corp.
   8.63%    05/15/10                 155,000       168,578(f)
Norfolk Southern Railway Co.
   9.75%    06/15/20                 170,000       231,990(f)
Northern States Power Co.
   6.25%    06/01/36                  65,000        67,542(f)
NorthWestern Corp.
   5.88%    11/01/14                  85,000        83,779(f)
Ohio Power Co. (Series E)
   6.60%    02/15/33                  65,000        65,296(f)
OPTI Canada Inc.
   8.25%    12/15/14                 132,000       130,680(a)
Pacific Bell
   7.13%    03/15/26                  85,000        90,027(f)
Pacific Gas & Electric Co.
   5.80%    03/01/37                 105,000       100,552
PanAmSat Corp.
   9.00%    08/15/14                 240,000       241,200(f)
Pemex Finance Ltd.
   9.03%    02/15/11                  42,250        45,143(f)
Pemex Project Funding Master Trust
   7.88%    02/01/09                  53,000        54,605
Petrobras International Finance Co.
   5.88%    03/01/18                 115,000       115,044
PNC Preferred Funding Trust I
   6.52%    12/31/49                 225,000       202,361(a,g)
Potomac Edison Co.
   5.35%    11/15/14                  95,000        92,162(f)
Puget Sound Energy, Inc.
   5.48%    06/01/35                 110,000        94,983(f)
Puget Sound Energy, Inc. (Series A)
   6.97%    06/01/67                 210,000       188,235(g)
Rabobank Capital Funding Trust
   5.25%    12/29/49                 130,000       116,354(a,f,g)
Rede Empresas de Energia
   Eletrica S.A.
   11.13%   04/02/49                 150,000       147,000(a)
Rock-Tenn Co.
   8.20%    08/15/11                 285,000       294,975
Royal Bank of Scotland Group PLC
   5.00%    10/01/14                 115,000       110,327(f)
RSHB Capital S.A.
   6.30%    05/15/17                 100,000        94,750(a)
Sabine Pass LNG LP
   7.25%    11/30/13                 185,000       176,675
   7.50%    11/30/16                 265,000       253,075

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Security Benefit Life Insurance
   8.75%    05/15/16                $120,000  $    138,165(a)
Sierra Pacific Resources
   8.63%    03/15/14                 450,000       480,839
Skandinaviska Enskilda
   Banken AB
   7.50%    03/29/49                 250,000       257,347(a,f,g)
Southern Copper Corp.
   7.50%    07/27/35                  29,000        30,713
Sovereign Capital Trust VI
   7.91%    06/13/36                 320,000       309,329(f)
Sprint Capital Corp.
   7.63%    01/30/11                 400,000       415,788
Stallion Oilfield Finance Corp.
   9.75%    02/01/15                 208,000       191,360(a)
Standard Chartered Bank
   Hong Kong Ltd.
   4.38%    12/03/14                 210,000       207,942(g)
Stewart Enterprises, Inc.
   6.25%    02/15/13                 135,000       126,900(f)
Telecom Italia Capital S.A.
   6.20%    07/18/11                  95,000        97,744
Telefonica Emisiones SAU
   5.86%    02/04/13                 150,000       154,339
Titan Petrochemicals Group Ltd.
   8.50%    03/18/12                 100,000        88,500(a)
TNK-BP Finance S.A.
   6.63%    03/20/17                 100,000        91,250(a)
Tronox Worldwide LLC
   9.50%    12/01/12                 180,000       173,700(f)
UBS Preferred Funding Trust I
   8.62%    10/29/49                 125,000       133,580(g)
Valspar Corp.
   5.63%    05/01/12                 110,000       111,230
Verizon Global Funding Corp.
   7.25%    12/01/10                 220,000       235,569
Verizon Pennsylvania, Inc.
   8.35%    12/15/30                  70,000        83,789(f)
   8.75%    08/15/31                 110,000       137,127(f)
VTB Capital S.A.
   5.49%    08/01/08                 115,000       113,850(a,f,g)
Weatherford International, Inc.
   5.95%    06/15/12                  70,000        72,216(a)
Wells Fargo & Co.
   5.63%    12/11/17                  40,000        40,278
Westar Energy, Inc.
   7.13%    08/01/09                 100,000       102,716(f)
Westlake Chemical Corp.
   6.63%    01/15/16                 250,000       236,250(f)
Wisconsin Electric Power
   5.70%    12/01/36                  40,000        38,296(f)
                                                18,314,648

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.8%

Banc of America Commercial
   Mortgage Inc.
   4.13%    07/10/42                 200,000       197,021(f)
   5.32%    10/10/11                 148,000       148,339(f)

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Banc of America Commercial
   Mortgage Inc. (Class A)
   5.79%    05/11/35            $   280,926  $   287,023(f)
Banc of America Commercial
   Mortgage Inc. (Class C)
   5.70%    04/10/17                100,000       90,566(f)
Banc of America Funding Corp.
   5.74%    03/20/36                 69,583       71,920(f,g)
   5.82%    02/20/36                174,275      170,423(f,g)
Banc of America Mortgage
   Securities (Class B)
   5.38%    01/25/36                 74,476       72,598(f,g)
Bank of America Alternative
   Loan Trust
   6.50%    07/25/35                 69,739       69,305(f)
Bear Stearns Commercial
   Mortgage Securities
   5.48%    10/12/41                245,000      246,796(f,g)
   5.53%    10/12/41                245,000      245,120(f,g)
   6.02%    02/14/31                290,512      292,516(f)
Bear Stearns Commercial Mortgage
   Securities (Class A)
   5.66%    06/11/40                600,000      609,496(f,g)
Bear Stearns Commercial Mortgage
   Securities (Class D)
   5.99%    09/11/42                 20,000       16,442(a,g)
Countrywide Alternative Loan Trust
   5.98%    05/25/36                 24,545       16,399(f,g)
   6.00%    03/25/36 - 08/25/36     132,003       29,192(d,e,f)
Countrywide Alternative Loan Trust
   (Class B)
   6.00%    05/25/36 - 08/25/36      64,142       33,942(f)
Credit Suisse Mortgage
   Capital Certificates
   5.47%    09/15/39                217,000      218,696(f)
Credit Suisse Mortgage Capital
   Certificates (Class C)
   5.65%    02/25/36                 39,167       33,190(f,g)
Crusade Global Trust (Class A)
   5.16%    09/18/34                 94,216       94,044(f,g)
CS First Boston Mortgage
   Securities Corp.
   1.39%    03/15/35              3,159,415       85,615(a,d,e,f,g)
   5.25%    08/25/34                 63,384       62,610(f)
   5.33%    10/25/35                 73,771       59,325 (f,g)
   5.37%    07/15/37              2,378,727       51,420(a,c,f,g)
   6.13%    04/15/37                175,000      181,496(f)
CS First Boston Mortgage
   Securities Corp. (Class A)
   5.44%    09/15/34                198,455      200,763(f)
   6.53%    06/15/34                200,000      208,363(f)
DLJ Commercial Mortgage
   Corp. (Class A)
   7.18%    11/10/33                179,717      188,058(f)
First Union-Lehman Brothers-
   Bank of America
   6.56%    11/18/35                 94,363       94,294(f)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

GMAC Commercial Mortgage
   Securities, Inc.
   6.42%    05/15/35              $  277,554  $    278,302(f)
   6.47%    04/15/34                 158,697       164,580(f)
GMAC Commercial Mortgage
   Securities, Inc. (Class X)
   5.29%    12/10/41               3,713,937        67,373(c,f,g)
Greenwich Capital Commercial
   Funding Corp.
   5.12%    04/10/37                 301,000       301,511(f)
Indymac INDA Mortgage Loan Trust
   5.14%    01/25/36                  99,765        89,714(f,g)
Indymac INDA Mortgage
   Loan Trust (Class B)
   5.14%    01/25/36                  99,765        94,118(f,g)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   1.11%    01/12/39               2,509,194        66,076(a,f,g)
   6.20%    02/12/51                  40,000        34,353(a,g)
   6.47%    11/15/35                 190,000       198,443 (f)
LB-UBS Commercial
   Mortgage Trust
   4.06%    09/15/27                 495,000       488,702(f,g)
   5.20%    01/18/12               3,234,344        68,407(c,f,g)
   5.26%    09/15/39                 150,000       150,562(f)
   6.23%    03/15/26                 130,000       131,287(f)
   7.70%    10/15/35                 760,647        30,489(a,c,f,g)
   8.47%    03/15/36               3,176,164        83,066(a,c,f,g)
   8.57%    02/15/40               2,695,535        54,166(a,c,f,g)
LB-UBS Commercial Mortgage
   Trust (Class A)
   6.13%    12/15/30                 172,000       178,247(f)
LB-UBS Commercial Mortgage
   Trust (Class B)
   6.65%    07/14/16                  34,000        36,124(a,f)
LB-UBS Commercial Mortgage
   Trust (Class F)
   6.24%    07/15/40                  70,000        60,182(g)
LB-UBS Commercial Mortgage
   Trust (Class X)
   5.56%    09/15/39               6,676,493       193,089(c,f,g)
Master Alternative Loans Trust
   5.00%    08/25/18                 157,068        24,100(e,f)
   6.50%    08/25/34 - 05/25/35      436,388       431,999(f)
Master Alternative Loans
   Trust (Class 3)
   6.50%    01/25/35                 116,782       116,544(f)
MLCC Mortgage Investors, Inc.
   5.37%    02/25/36                  59,995        57,541(f,g)
Morgan Stanley Capital I
   5.28%    12/15/43                 102,000       102,564(f,g)
   5.33%    12/15/43                 102,000       101,848(f,g)
   5.39%    11/12/41                 280,000       262,979(f,g)
   5.44%    02/12/44                 250,000       249,425(a,g)
   5.69%    04/15/49                 600,000       611,568(g)
   5.71%    07/12/44                 100,000       101,596(f)
   7.11%    04/15/33                 460,870       471,530(f)

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Morgan Stanley Capital I (Class A)
   5.36%    02/12/44             $   175,000  $    175,650(g)
Morgan Stanley Dean Witter
   Capital I
   7.20%    10/15/33                 179,142       186,603(f)
Morgan Stanley Dean Witter
   Capital I (Class A)
   6.54%    02/15/31                  14,452        14,957(f)
Nomura Asset Securities Corp.
   (Class A)
   6.59%    03/15/30                 230,759       231,294(f)
PNC Mortgage Acceptance Corp.
   (Class A)
   6.36%    03/12/34                 300,000       311,097
Residential Funding Mortgage
   Security I
   5.75%    01/25/36                 195,976       162,248(f)
Wachovia Bank Commercial
   Mortgage Trust
   5.42%    04/15/47                 400,000       400,032
Wells Fargo Mortgage Backed
   Securities Trust
   5.39%    08/25/35                 106,105       105,194(f,g)
   5.50%    01/25/36                 149,993       123,202(f)
                                                11,085,734

SOVEREIGN BONDS -- 0.3%

Government of Bahamas
   6.63%    05/15/33                 125,000       142,937(a,f)
Government of Panama
   6.70%    01/26/36                 105,000       110,775
                                                   253,712

TOTAL BONDS AND NOTES
   (COST $89,650,766)                           89,017,003

--------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN -- 17.1%
--------------------------------------------------------------------------------

ASSET BACKED -- 13.3%

Bear Stearns Asset Backed
   Securities Inc.
   5.09%    11/25/35               2,000,000     1,930,067(f,g)
Countrywide Asset-Backed
   Certificates
   4.98%    06/25/35                 493,553       485,465(f,g)
Fleet Home Equity Loan Trust
   (Class A)
   5.20%    01/20/33                 252,434       239,362(f,g)
Nissan Auto Lease Trust
   5.10%    02/15/13               1,340,000     1,320,109(g)
RAAC Series (Class A)
   5.04%    08/25/36               4,353,000     4,064,184(f,g)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Residential Asset Mortgage
   Products, Inc.
   5.07%    04/25/35              $4,741,061  $  4,396,771(f,g)
   5.20%    12/25/33                   8,530         8,521(f,g)
Residential Asset Mortgage
   Products, Inc. (Class A)
   5.43%    06/25/32                  30,339        29,926(f,g)
                                                12,474,405

CORPORATE NOTES -- 0.6%

Morgan Stanley
   4.93%    05/07/09                 550,000       543,185(g)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.2%

Granite Mortgages PLC (Class 1)
   5.54%    01/20/43                 330,435       330,362(f,g)
JP Morgan Alternative Loan Trust
   4.93%    08/25/36                 830,912       829,413(f,g)
Puma Finance Ltd. (Class A)
   5.44%    10/11/34                 136,795       135,969(f,g)
Residential Accredit Loans, Inc.
   5.05%    07/25/36               2,016,267     1,699,323(f,g)
                                                 2,995,067

TOTAL SECURITIES PURCHASED WITH
   COLLATERAL FROM SECURITIES ON LOAN
   (COST $17,083,405)                           16,012,657


TOTAL INVESTMENT IN SECURITIES
   (COST $106,734,171)                         105,029,660

                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 20.8%*
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 14.5%

GEI Short Term Investment Fund
   4.96%                          13,525,888    13,525,888(c,j)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 6.3%

GEI Short Term Investment Fund
   4.96%                           5,889,475     5,889,475(c,j)

TOTAL SHORT-TERM INVESTMENTS
   (COST $19,415,363)                           19,415,363


TOTAL INVESTMENTS
   (COST $126,149,534)                         124,445,023


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (33.1)%                               (30,964,925)
                                             -------------

NET ASSETS-- 100.0%                          $  93,480,098
                                             =============

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

INCOME FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI Income Fund had the following long futures contracts open at December 31, 2007:


                              NUMBER    CURRENT
                 EXPIRATION     OF     NOTIONAL   UNREALIZED
DESCRIPTION         DATE     CONTRACTS   VALUE   APPRECIATION
--------------------------------------------------------------------------------

U.S. Treasury
   Notes 2 Yr.
   Futures       March 2008     37    $7,779,250    $10,945
U.S. Treasury
   Notes 10 Yr.
   Futures       March 2008     31     3,515,109      8,503
                                                    -------
                                                    $19,448
                                                    =======

* The financial statement figure presented above for Short-Term Investments includes collateral received from transactions such as loans of portfolio securities and amounts held pending settlement of securities transactions. In evaluating the Fund's net cash level, portfolio management takes into account certain of the Fund's liabilities in excess of other assets, such as liabilities associated with loans of portfolio securities and securities pending settlement, and equitized cash. The Fund's net cash level is not expected to exceed 5%.

See Notes to Schedule of Investments on page 13 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2007
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31,2007 , these securities amounted to $ 5,512,930 or 5.90%of net assets. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c) Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At December 31, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at December 31, 2007.

(h) All or a portion of the security is out on loan.

(i) Step coupon bond. Security becomes interest bearing at a future date.

(j) GE Asset Management (GEAM), the investment advisor of the Fund, also serves as investment advisor of the GEI Short-Term Investment Fund.

+   Percentages are based on net assets as of December 31, 2007.


Abbreviations:

REIT     Real Estate Investment Trust

REMIC    Real Estate Mortgage Investment Conduit

STRIPS   Separate Trading of Registered Interest and Principal of Security

TBA      To Be Announced

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------

INCOME FUND

                                                      12/31/07   12/31/06     12/31/05      12/31/04    12/31/03
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                              --         --           --            --      1/3/95
Net asset value, beginning of period                    $11.80     $11.84       $12.25        $12.61      $12.93
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                  0.81       0.56         0.61          0.55        0.51
   Net realized and unrealized
      gains/(losses) on investments                      (0.25)    (0.04)       (0.36)        (0.12)      (0.04)
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME FROM INVESTMENT OPERATIONS                   0.56       0.52         0.25          0.43        0.47

LESS DISTRIBUTIONS FROM:
   Net investment income                                  0.86       0.56         0.61          0.57        0.56
   Net realized gains                                       --         --         0.05          0.22        0.23
   Return of capital                                        --         --         0.00(b)         --          --
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                       0.86       0.56         0.66          0.79        0.79

NET ASSET VALUE, END OF PERIOD                          $11.50     $11.80       $11.84        $12.25      $12.61
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                          4.83%      4.37%        2.04%         3.42%       3.60%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)            $93,480   $126,732     $116,558      $135,172    $189,318
   Ratios to average net assets:
      Net investment income                               5.07%      5.07%        4.49%         3.82%       3.24%
      Expenses                                            0.61%      0.61%        0.60%         0.59%       0.55%
   Portfolio turnover rate                                 448%       270%         311%          343%        419%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

(b) Less than $0.01 per share.

See Notes to Financial Statements.

Statement of Assets
and Liabilities DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             INCOME
                                                                                                              FUND
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market* (cost $106,734,171) ....................................    $105,029,660
   Short-term affiliated investments (at amortized cost) ........................................      19,415,363
   Cash .........................................................................................          10,654
   Foreign cash (cost $225,534) .................................................................         237,244
   Income receivables ...........................................................................         937,837
   Variation margin receivable ..................................................................          14,710
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS .............................................................................     125,645,468
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable upon return of securities loaned .....................................................      21,902,109
   Payable for investments purchased ............................................................      10,157,359
   Payable for fund shares redeemed .............................................................          40,027
   Payable to GEAM ..............................................................................          65,772
   Variation margin payable .....................................................................             103
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ........................................................................      32,165,370
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................................................    $ 93,480,098
====================================================================================================================================

NET ASSETS CONSIST OF:
   Capital paid in ..............................................................................      99,616,389
   Undistributed (distribution in excess of) net investment income ..............................            (332)
   Accumulated net realized gain (loss) .........................................................      (4,462,605)
   Net unrealized appreciation/(depreciation) on:
       Investments ..............................................................................      (1,704,511)
       Futures ..................................................................................          19,448
       Foreign currency related transactions ....................................................          11,709
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................................................    $ 93,480,098
====================================================================================================================================

NET ASSETS ......................................................................................      93,480,098
Shares outstanding ($0.01 par value; unlimited shares authorized) ...............................       8,132,122
Net asset value per share .......................................................................          $11.50

* Includes $21,462,938 of securities on loan.


See Notes to Financial Statements.

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                INCOME
                                                                                                 FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Interest* .......................................................................     $ 5,632,475
      Interest from affiliated investments ............................................       1,159,497

------------------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ......................................................................       6,791,972
------------------------------------------------------------------------------------------------------------------------------------

    EXPENSES:
      Advisory and administrative fees ................................................         600,505
      Transfer agent ..................................................................              62
      Director's fees .................................................................           3,379
      Custody and accounting expenses .................................................          84,943
      Professional fees ...............................................................          20,768
      Registration expenses ...........................................................           4,422
      Other expenses ..................................................................          14,757

------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES ....................................................................         728,836
------------------------------------------------------------------------------------------------------------------------------------

    NET INVESTMENT INCOME .............................................................       6,063,136
====================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ..................................................................      (1,857,778)
         Futures ......................................................................         (5,772)
         Options ......................................................................         (3,220)
         Foreign currency transactions ................................................          30,473
      INCREASE IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ..................................................................         780,680
         Futures ......................................................................          74,861
         Foreign currency transactions ................................................          13,585

------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized (loss) on investments ...............................       (967,171)
------------------------------------------------------------------------------------------------------------------------------------

    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................     $ 5,095,965
====================================================================================================================================


* Income attributable to security lending, net of rebate expenses was $166,172.


See Notes to Financial Statements.

Statements of
Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         INCOME
                                                                                                          FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                             YEAR ENDED         YEAR ENDED
                                                                                            DECEMBER 31,       DECEMBER 31,
                                                                                                2007               2006
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ............................................................   $  6,063,136        $  5,771,592
     Net realized (loss) on investments, futures, written options,
       foreign currency transactions and swaps .........................................     (1,836,297)         (1,197,380)
     Net increase in unrealized appreciation/(depreciation)
       on investments, futures, written options, foreign currency translation ..........        869,126             326,388

------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations ........................................      5,095,965           4,900,600
------------------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income .............................................................     (6,474,080)         (5,692,439)

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .................................................................     (6,474,080)         (5,692,439)
------------------------------------------------------------------------------------------------------------------------------------

   (Decrease) in net assets from operations and distributions ..........................     (1,378,115)           (791,839)
------------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares ......................................................     17,556,568          20,048,467
     Value of distributions reinvested .................................................      6,474,080           5,692,439
     Cost of shares redeemed ...........................................................    (55,904,876)        (14,774,800)

------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ...................................    (31,874,228)         10,966,106
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .............................................    (33,252,343)         10,174,267

NET ASSETS
   Beginning of period .................................................................    126,732,441         116,558,174
------------------------------------------------------------------------------------------------------------------------------------
   End of period .......................................................................   $ 93,480,098        $126,732,441
====================================================================================================================================

UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD .........   $       (332)       $     74,783
------------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold .......................................................................      1,471,130           1,659,946
     Issued for distributions reinvested ...............................................        567,904             482,819
     Shares redeemed ...................................................................     (4,649,537)         (1,241,749)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .................................................     (2,610,503)            901,016
====================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund (the "Fund"), Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Any short-term securities held by the Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value.

All assets and liabilities of the Fund's initially expressed in foreign currency values will be converted into U.S. dollars at the WM exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instuments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of the investment strategy, the Fund may invest in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The Fund may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contracts. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments, the Fund maintains equivalent deliverable securities as

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


"cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract.

If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.


At December 31, 2007, information on the tax cost of investments is as follows:

                   Cost of                  Gross Tax                  Gross Tax            Net Tax Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
------------------------------------------------------------------------------------------------------------------------------------
                $126,252,540               $1,188,094                $(2,995,611)               $(1,807,517)


            Net Tax Appreciation/         Undistributed              Undistributed                  Post
              (Depreciation) on              Income/               Long-Term Gains/                October
            Derivatives, Currency         (Accumulated               (Accumulated                  Losses
            and Other Net Assets         Ordinary Loss)              Capital Loss)           (see Detail Below)
------------------------------------------------------------------------------------------------------------------------------------
                   $11,781                     $--                   $(3,693,201)                $(647,354)

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


As of December 31, 2007, the Fund has capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.



                  Amount                Expires
--------------------------------------------------------------------------------

                $1,055,894             12/31/13
                 1,322,182             12/31/14
                 1,315,125             12/31/15

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund elected to defer losses incurred after October 31, 2007 as follows:


                  Capital              Currency
--------------------------------------------------------------------------------

                 $647,022                $332

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:


                       Long-Term      Return
           Ordinary     Capital         of
            Income        Gains       Capital       Total
--------------------------------------------------------------------------------

2007      $6,169,021       $--       $305,059    $6,474,080
2006       5,692,439        --             --     5,692,439

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, treatment of realized gains and losses on foreign currency contracts and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2007 were as follows:


         Undistributed
         (Distribution
         in Excess of)
        Net Investment      Accumulated      Paid in
            Income       Net Realized Gain   Capital
--------------------------------------------------------------------------------

           $335,829          $(30,770)     $(305,059)

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


 3.  LINE OF CREDIT

The Company shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or
(ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended December 31, 2007.


4.   AMOUNTS PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of .50%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ended December 31, 2007, $2,030 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2007 were as follows:


                 Purchases               Sales
--------------------------------------------------------------------------------
               $627,609,811          $658,857,752

SECURITY LENDING At December 31, 2007, the Fund participated in securities lending:


                  Loaned
              securities at              Cash
               market value           collateral
--------------------------------------------------------------------------------
                $21,462,938           $21,902,109

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Income Fund, a series of GE Investments Funds, Inc., including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Income Fund as of December 31, 2007, the results of its operations, changes in its net assets and financial highlights for the years described above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
February 25, 2008

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


The Fund Board, including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory agreement with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2007.

In considering whether to approve the Fund's investment advisory agreement, the Board members, including the independent members, considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategy as the Fund.

Before approving the Fund's advisory agreement, the Board members reviewed the proposed continuance of the agreement with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The independent Board members discussed the proposed continuance in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning GEAM's investment process.

In reaching their determination relating to continuance of the agreement, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM, and the Board members, including the independent members, concurred that GEAM provides high quality advisory and administrative services to the Fund.

In connection with their consideration of GEAM's services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In light of these discussions, the Board members, including the independent members, concluded that GEAM's services were of a high quality and had benefited the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities indexes and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and support research personnel, the investment style and approach employed, the likely market cycles for the investment style, and the relative underperformance of the Fund in certain periods in light of GEAM's commitment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability from the fees and services it provides to the Fund and the financial condition of GEAM for various past periods. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable and consistent across its business.

The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested.

Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In addition, the Board members considered their discussion with representatives of GEAM about the fees being charged to the Fund and, to the extent applicable, the effect, if any, of the Securities and Exchange Commission staff's interpretive guidance concerning soft dollars. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.



INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta


ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER
James W. Ireland, CHIEF EXECUTIVE OFFICER

Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS

Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES

Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE

John J. Walker, EVP, CHIEF OPERATING OFFICER
(AS OF JANUARY 31, 2008)

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.


[GE LOGO OMITTED]

GE Investments Funds, Inc.

U.S. Equity Fund



Annual Report

DECEMBER 31, 2007



[GE LOGO OMITTED]

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
GE Investments Funds, Inc.
U.S. Equity Fund                                                                                                    Contents
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
NOTES TO PERFORMANCE ................................................................................................      1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ..........................................................................      2

NOTES TO SCHEDULE OF INVESTMENTS ....................................................................................     10

FINANCIAL STATEMENTS

     Financial Highlights ...........................................................................................     11

     Statement of Assets and Liabilities ............................................................................     12

     Statement of Operations ........................................................................................     13

     Statements of Changes in Net Assets ............................................................................     14

     Notes to Financial Statements ..................................................................................     15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............................................................     20

TAX INFORMATION .....................................................................................................     21

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL .......................................................................     22

ADDITIONAL INFORMATION ..............................................................................................     25

INVESTMENT TEAM .....................................................................................................     28


This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2007
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Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

The performance data for the periods through December 12, 1997, reflect the prior performance and expense ratios of the Variable Investment Trust GE U.S. Equity Portfolio, the assets of which were transferred to the GE Investments U.S. Equity Fund, Inc. pursuant to an exemptive order granted by the Securities and Exchange Commission permitting a substitution of funds that occurred on December 12, 1997.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500(R) Composite Price Index of stocks (S&P 500 Index) is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise the index.

The S&P 500 Index is a market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.



-------------

GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUNDS.

                                                                               1

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U.S. Equity Fund
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THE U.S. EQUITY FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES
THOMAS R. LINCOLN, PAUL C. REINHARDT, STEPHEN V. GELHAUS AND GEORGE A. BICHER (PICTURED BELOW LEFT TO RIGHT). EACH OF THE FOREGOING PORTFOLIO MANAGERS MANAGES (OR CO-MANAGES) ONE OF THREE SUB-PORTFOLIOS, WHICH COMPRISE THE FUND. THE THREE SUB-PORTFOLIOS ARE MANAGED INDEPENDENTLY OF EACH OTHER AND THE PORTFOLIO MANAGERS HAVE FULL DISCRETION OVER THEIR SUB-PORTFOLIO. THE WEIGHTINGS TO EACH SUB-PORTFOLIO IN THE U.S. EQUITY FUND, WHICH CAN BE CHANGED AT ANY TIME BUT GENERALLY REMAIN STABLE FOR 18 TO 24 MONTHS, ARE DRIVEN BY THE OBJECTIVE OF KEEPING THE FUND "STYLE NEUTRAL" SUCH THAT IT COMBINES GROWTH AND VALUE INVESTMENT MANAGEMENT STYLES AND DOES NOT TEND TO FAVOR EITHER STYLE.

GEORGE A. BICHER IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. MR. BICHER IS DIRECTOR OF THE U.S. EQUITY RESEARCH TEAM AND A PORTFOLIO MANAGER FOR THE U.S. EQUITY FUND. MR. BICHER HAS HELD THE POSITION OF EQUITY RESEARCH ANALYST SINCE JOINING GE ASSET MANAGEMENT IN JUNE 2002. PRIOR TO JOINING GE ASSET MANAGEMENT, HE SERVED IN A NUMBER OF POSITIONS AT DEUTSCHE BANC ALEX BROWN SINCE 1994.

THOMAS R. LINCOLN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE U.S. EQUITY FUND SINCE MAY 2007. MR. LINCOLN JOINED GE ASSET MANAGEMENT IN 1994 AS A FINANCIAL ANALYST IN U.S. EQUITIES. MR. LINCOLN BECAME PART OF THE INVESTMENT MANAGEMENT TEAM FOR U.S. EQUITIES AT GE ASSET MANAGEMENT IN 1997 AND A PORTFOLIO MANAGER FOR U.S. EQUITIES IN 2003.

PAUL C. REINHARDT IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A PORTFOLIO MANAGER FOR THE U.S. EQUITY FUND SINCE JANUARY 2001. MR. REINHARDT JOINED GE ASSET MANAGEMENT IN 1982 AS AN EQUITY ANALYST AND HAS BEEN A PORTFOLIO MANAGER SINCE 1987.

STEPHEN V. GELHAUS IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE U.S. EQUITY FUND SINCE JANUARY 2002. MR. GELHAUS JOINED GE ASSET MANAGEMENT IN JUNE 1991 AND WAS A RESEARCH ANALYST IN THE U.S. EQUITIES GROUP FROM 1995 THROUGH 2001.


Q. HOW DID THE U.S. EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2007?

A. For the twelve-month period ended December 31, 2007, the U.S. Equity Fund returned 8.01%. The S&P 500 Index, the Fund's benchmark, returned 5.50% and the Fund's Lipper peer group of 203 Large-Cap Core funds returned an average of 5.78% for the same period.


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                                                                             Q&A
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Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. In the first half of the year, stocks rallied due to strong corporate earnings, record M&A activity, cooling inflation worries and in the absence of Fed tightening. The market's climb was interrupted by global liquidity concerns in February, and again in late June and July of 2007, amid a credit crunch brought about by rising sub-prime mortgage defaults. However, accommodative actions by the Fed in late summer/early fall propelled the markets higher, and the S&P 500 reached a record high of 1,565 in early October as Fed remarks allayed investor concerns that the economy was headed for recession. However, stocks pulled back sharply during the balance of the fourth quarter, reflecting investor concerns over the economic impact of the housing- and credit-market turmoil and record-high oil prices. In this environment, the growth style of investing outperformed the value style for the first time in seven years. Large caps also outperformed small, as these higher-quality companies are better able to sustain earnings growth during a significant economic slowdown.

    Eight out of ten S&P 500 sectors had positive returns, and each of these was in the double-digits, led by sectors tilted toward global infrastructure investment and booming commodity prices, including energy (+35%) and materials (+23%). Utilities (+20%) were a good place to be, and technology (+16%) showed strength as the sector's high proportion of non-US revenues promised some insulation from a slowing domestic economy. The two sectors that lagged brought the index return down into the mid-single digits, as the S&P 500 returned +5.5% for the year. Financials (-19%) lagged the most, facing credit cycle headwinds and broken balance sheets. Consumer discretionary (-13%) also lagged the broad market as the recession debate increased.

Q.  WHAT WERE THE PRIMARY DRIVERS OF
    FUND PERFORMANCE?

A. The Fund's preference for large, high quality companies paid off in a year where stock market volatility increased. Underweighting financials--the S&P 500's worst performing sector--was the Fund's primary driver of outperformance. Underweighting commercial banks and consumer finance companies, as well as focusing on State Street (+22%) within the capital markets industry, provided key downside protection. Strong stock selection in the materials, industrials and energy sectors also drove gains. While these sectors have been buoyed by robust investment in developing economies, the Fund has owned some the top performers, including Hess (+105%), global oil services giants Transocean (+67%) and Schlumberger (+57%), aerospace leader Textron (+54%) and agricultural bioengineering company Monsanto (+115%). Defensive consumer staples stocks also benefited the Fund against the backdrop of a slowing U.S. economy, with large cap multinationals like Pepsi (+24%) and Procter & Gamble (+17%) boosting returns.

    Partially offsetting the Fund's broad-based strength were negative contributions from healthcare and telecommunications. Most notable was a pullback in Amgen (-32%), which suffered amid safety concerns regarding its anemia drugs and increased FDA scrutiny. However, we continued to like the strength in Amgen's pipeline of biotech products, and its long-term prospects. Our continued underweight in telecommunications was another key detractor. While we have been adding to our position in AT&T (+21%), our underweight versus the benchmark hampered returns, as did the lag in Latin wireless provider, NII Holdings (-38%). We continued to believe that the cable companies would be more successful taking share from phone companies rather than vice versa, hence our larger relative weighting in media, taking a long-term view. Unfortunately, disappointing results at cable giant, Comcast (-35%) detracted from relative performance this year.


                                                                               3

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U.S. Equity Fund
--------------------------------------------------------------------------------

                                                                             Q&A


Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. There were no significant changes to the Fund during the year, as we have remained committed to investing in high quality large-cap stocks with predictable and steady earnings growth at compelling valuations. We continue to be relatively defensively positioned, although at year-end, our largest overweight was in technology--an area that we believe could benefit from multiple expansion in the months to come due to the large international component of tech earnings, and its above average growth prospects. Overall, our tech holdings tend not to be the most economically sensitive, with high recurring revenues and ample free cash flow. We added to our overweight in consumer staples and materials during the period. We also capitalized on strength in the energy and utilities sectors to take some profits, and we reduced our overweight in healthcare due to some increased uncertainty in the risk landscape.

    The U.S. has experienced economic growth that we believe was below potential in 2007, and earnings growth has slowed. We are constructive on our positioning in this environment and the high quality of our holdings. We had expected the companies in the Fund's portfolio to demonstrate the financial flexibility and balance sheet strength to weather a mid-cycle slowdown, and to be bolstered by a flight to quality in skittish markets. Valuations of larger, high-quality companies sold at little or no premium in the past year. We believe that many of our stock selections will benefit from improving valuations and superior relative earnings growth. In addition, many of our multinationals will likely benefit from strong growth outside of North America. We remain focused on a long-term investment horizon and continue to utilize a bottom-up, research-driven, fundamental approach to stock selection.


4

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U.S. Equity Fund
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                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JULY 1, 2007 - DECEMBER 31, 2007

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                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                   THE PERIOD ($)                  THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                         1,010.68                           3.41
---------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,021.60                           3.41
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.67% (FROM PERIOD JULY 1, 2007 - DECEMBER 31, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2007 WAS: 1.07%.

                                                                               5

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U.S. Equity Fund
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CHANGE IN VALUE
OF A $10,000 INVESTMENT
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[LINE CHART OMITTED PLOT POINTS FOLLOWS]

                 GEI U.S. EQUITY           S&P 500 INDEX
12/97                  $10000                 $10000
12/98                   12341                  12870
12/99                   14761                  15581
12/00                   14674                  14150
12/01                   13430                  12465
12/02                   10843                   9710
12/03                   13367                  12499
12/04                   14459                  13859
12/05                   14822                  14541
12/06                   17211                  16837
12/07                   18590                  17763


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                               ONE         FIVE         TEN
                               YEAR        YEAR         YEAR
--------------------------------------------------------------------------------

U.S. Equity Fund                8.01%      11.38%       6.40%
--------------------------------------------------------------------------------
S&P 500 Index                   5.50%      12.84%       5.91%
--------------------------------------------------------------------------------
Lipper peer group average*      5.78%      12.19%       5.06%
--------------------------------------------------------------------------------
Inception date               1/3/95
--------------------------------------------------------------------------------


U.S. Equity Fund (ending value $18,590)
S&P 500 Index (ending value $17,763)


INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of issuers that are tied economically to the U.S. under normal circumstances.


TOP TEN EQUITY HOLDINGS
AS OF DECEMBER 31, 2007
as a % of Market Value
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       3.37%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         3.18%
--------------------------------------------------------------------------------
 American International Group, Inc.                      3.03%
--------------------------------------------------------------------------------
 Procter & Gamble Co.                                    2.99%
--------------------------------------------------------------------------------
 Cisco Systems, Inc.                                     2.57%
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                           2.44%
--------------------------------------------------------------------------------
 Industrial Select Sector SPDR Fund                      2.24%
--------------------------------------------------------------------------------
 UnitedHealth Group, Inc.                                2.07%
--------------------------------------------------------------------------------
 Amgen, Inc.                                             2.03%
--------------------------------------------------------------------------------
 State Street Corp.                                      2.00%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF DECEMBER, 2007
as a % of Market Value
--------------------------------------------------------------------------------


Market Value of $77,966 (in thousands)

[PIE CHART OMITTED PLOT POINTS FOLLOWS]

Information Technology 22.4%
Healtcare 13.1%
Financials 12.9%
Consumer Staples 11.6%
Energy 10.5%
Industrials 10.2%
Consumer Discretionary 8.4%
Materials 3.7%
Utilities 2.7%
Telecommunication Services 2.4%
Short-Term 2.1%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR, FIVE-YEAR AND TEN-YEAR PERIODS INDICATED IN THE LARGE-CAP CORE FUNDS PEER GROUP CONSISTING OF 203, 163 AND 69 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

6

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U.S. EQUITY FUND

Schedule of Investments                                        December 31, 2007
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                                U.S. EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 95.3%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.4%

Bed Bath & Beyond, Inc.               22,984  $    675,500(a)
Cablevision Systems Corp.              3,759        92,096(a)
Carnival Corp.                        12,444       553,634
Comcast Corp. (Class A)               60,284     1,092,346(a)
General Motors Corp.                   3,472        86,418
Kohl's Corp.                           3,204       146,743(a)
Koninklijke Philips
   Electronics N.V. ADR                6,749       288,520
Liberty Global, Inc. (Series C)        6,380       233,444(a)
Liberty Media Holding Corp -
   Capital (Series A)                  3,370       392,571(a)
Lowe's Companies, Inc.                21,175       478,979
News Corp. (Class A)                  15,548       318,578
Omnicom Group, Inc.                   26,861     1,276,703
Staples, Inc.                          6,990       161,259
Target Corp.                           2,257       112,850
The Cheesecake Factory                 3,968        94,081(a)
Time Warner, Inc.                     31,977       527,940
                                                 6,531,662

CONSUMER STAPLES -- 11.6%

Alberto-Culver Co.                     8,278       203,142
Clorox Co.                             7,893       514,387
Colgate-Palmolive Co.                 10,426       812,811
Diageo PLC ADR                         1,658       142,306
General Mills, Inc.                   13,120       747,840
Kimberly-Clark Corp.                  14,006       971,176
McCormick & Company, Inc.             10,264       389,108
Nestle S.A. ADR                        2,229       255,221
PepsiCo, Inc.                         25,088     1,904,179
Procter & Gamble Co.                  31,736     2,330,057
Sara Lee Corp.                         7,893       126,762
The Coca-Cola Co.                      1,866       114,516
The Estee Lauder Companies Inc.
   (Class A)                           3,891       169,686
Wal-Mart Stores, Inc.                  7,774       369,498
                                                 9,050,689

ENERGY -- 10.6%

Apache Corp.                           2,384       256,375
Devon Energy Corp.                     4,987       443,394
EOG Resources, Inc.                    3,363       300,148
Exxon Mobil Corp.                     28,022     2,625,381
Halliburton Co.                       19,847       752,400
Hess Corp.                             8,657       873,145
Marathon Oil Corp.                     1,711       104,131

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Nabors Industries Ltd.                 4,385  $    120,105(a)
Schlumberger Ltd.                     12,664     1,245,758
Suncor Energy, Inc.                    1,180       128,301
Transocean, Inc.                       9,491     1,358,637
                                                 8,207,775

FINANCIALS -- 12.4%

ACE Ltd.                               5,452       336,825
Allstate Corp.                         6,012       314,007
American International
   Group, Inc.                        40,498     2,361,033
AON Corp.                              6,219       296,584
Bank of New York Mellon Corp.          8,499       414,411
Berkshire Hathaway, Inc.
   (Class B)                              15        71,040(a)
BlackRock Inc. (Class A)                 829       179,727
CB Richard Ellis
   Group, Inc. (Class A)              15,247       328,573(a)
Chubb Corp.                            6,219       339,433
Citigroup, Inc.                       27,858       820,139
Federal Home Loan
   Mortgage Corp.                     12,581       428,635
Federal National Mortgage Assoc.       6,519       260,630
Goldman Sachs Group, Inc.                958       206,018
Hartford Financial
   Services Group, Inc.                1,901       165,748
HCC Insurance Holdings, Inc.           4,282       122,808
JP Morgan Chase & Co.                  3,137       136,930
Metlife, Inc.                         13,564       835,814
State Street Corp.                    19,179     1,557,335(d)
SunTrust Banks, Inc.                   5,950       371,816
US Bancorp                             2,505        79,509
                                                 9,627,015

HEALTHCARE -- 13.1%

Abbott Laboratories                   13,803       775,038
Aetna, Inc.                           11,227       648,135
Amgen, Inc.                           34,124     1,584,719(a)
Baxter International, Inc.             8,745       507,647
Boston Scientific Corp.                9,775       113,683(a)
Bristol-Myers Squibb Co.               9,710       257,509
Covidien Ltd.                          6,885       304,937
DaVita, Inc.                           4,509       254,082(a)
Genentech Inc.                         2,819       189,070(a)
Gilead Sciences, Inc.                  8,071       371,347(a)
GlaxoSmithKline PLC ADR                3,572       179,993
Johnson & Johnson                      3,576       238,519
Lincare Holdings Inc.                  1,268        44,583(a)
McKesson Corp.                         4,820       315,758
Medco Health Solutions, Inc.             877        88,928(a)
Medtronic Inc.                        11,533       579,764
Merck & Company, Inc.                  5,046       293,223
Novartis AG ADR                        1,192        64,737
Resmed, Inc.                           7,877       413,779(a)


See Notes to Schedule of Investments on page 10 and Notes to Financial
Statements.

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U.S. EQUITY FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Thermo Electron Corp.                  1,918  $    110,630(a)
UnitedHealth Group, Inc.              27,782     1,616,912
Wyeth                                 28,355     1,253,007
                                                10,206,000

INDUSTRIALS -- 8.0%

ABB Ltd. ADR                           8,292       238,810
CAE, Inc.                             32,512       438,457
Cooper Industries Ltd.                 6,264       331,240
Deere & Co.                            3,835       357,115
Dover Corp.                           14,431       665,125
Eaton Corp.                            1,566       151,824
Emerson Electric Co.                   6,970       394,920
General Dynamics Corp.                 6,538       581,817
Hexcel Corp.                           7,567       183,727(a)
ITT Corp.                              2,756       182,006
Monster Worldwide, Inc.                1,515        49,086(a)
Northrop Grumman Corp.                   626        49,229
Rockwell Collins, Inc.                   829        59,663
Textron Inc.                          14,883     1,061,158
3M Co.                                 4,820       406,422
United Technologies Corp.             13,513     1,034,285
                                                 6,184,884

INFORMATION TECHNOLOGY -- 22.4%

Affiliated Computer
   Services, Inc. (Class A)            4,385       197,764(a)
Alibaba.com Ltd.                       5,530        19,964(a,b)
Analog Devices, Inc.                   8,551       271,067
Automatic Data Processing, Inc.        7,848       349,471
Cisco Systems, Inc.                   73,896     2,000,365(a)
Corning Incorporated                  16,743       401,665
Dell, Inc.                             2,332        57,157(a)
EMC Corp.                              3,007        55,720(a)
Fidelity National Information
   Services, Inc.                      8,415       349,980
Hewlett-Packard Co.                   16,862       851,194
Intel Corp.                           56,921     1,517,514
International Business
   Machines Corp.                      6,352       686,651
Intuit Inc.                           15,695       496,119(a)
Lam Research Corp.                     2,631       113,738(a)
Maxim Integrated Products, Inc.       12,598       333,595
Microchip Technology Inc.             11,488       360,953
Microsoft Corp.                       69,737     2,482,637
Molex, Inc. (Class A)                 13,677       359,295
National Semiconductor Corp.           9,536       215,895
Oracle Corp.                          67,724     1,529,208(a)
Paychex, Inc.                         20,019       725,088
QUALCOMM, Inc.                        31,622     1,244,326
Research In Motion Ltd.                2,862       324,551(a)
Salesforce.com, Inc.                   1,303        81,685(a)

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Taiwan Semiconductor
   Manufacturing
   Company Ltd. ADR                   18,140  $    180,672
Texas Instruments Incorporated         9,381       313,325
Western Union Co.                     55,633     1,350,769
Yahoo! Inc.                           23,989       557,984(a)
                                                17,428,352

MATERIALS -- 3.7%

Alcoa, Inc.                            4,146       151,536
Allegheny Technologies
   Incorporated                        4,390       379,296
Barrick Gold Corp.                    17,152       721,242
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                 3,363       344,506
Monsanto Co.                           6,893       769,879
PAN American Silver Corp.              3,758       131,267(a)
Praxair, Inc.                          4,281       379,767
                                                 2,877,493

TELECOMMUNICATION SERVICES -- 2.4%

AT&T, Inc.                             3,110       129,252
NII Holdings Inc. (Class B)           18,030       871,210(a)
Sprint Nextel Corp. (Series 1)         1,280        16,806
Verizon Communications Inc.           16,928       739,584
Vodafone Group, PLC ADR                3,524       131,516
                                                 1,888,368

UTILITIES -- 2.7%

American Electric Power
   Company, Inc.                       2,280       106,157
Constellation Energy Group, Inc.       3,132       321,124
Dominion Resources, Inc.              16,883       801,098
Edison International                   4,146       221,272
Entergy Corp.                          2,591       309,676
FPL Group, Inc.                        3,393       229,978
PG&E Corp.                             3,295       141,982
                                                 2,131,287

TOTAL COMMON STOCK
   (COST $67,181,869)                           74,133,525

EXCHANGE TRADED FUNDS -- 2.8%

Financial Select Sector SPDR Fund     14,831       429,061(e,g)
Industrial Select Sector SPDR Fund    44,636     1,747,946(e,g)

TOTAL EXCHANGE TRADED FUNDS
   (COST $1,698,431)                             2,177,007


TOTAL INVESTMENTS IN SECURITIES
   (COST $68,880,300)                           76,310,532


See Notes to Schedule of Investments on page 10 and Notes to Financial
Statements.

U.S. EQUITY FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.1%
--------------------------------------------------------------------------------

GEI Short Term Investment Fund
   4.96%                           1,655,481  $  1,655,481(c,f)
   (COST $1,655,481)


TOTAL INVESTMENTS
   (COST $70,535,781)                           77,966,013


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (0.2)%                                   (189,191)
                                               -----------

NET ASSETS-- 100.0%                            $77,776,822
                                               ===========


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------


The GEI U.S. Equity had the following long futures contracts open at December 31, 2007.


                               NUMBER    CURRENT
                 EXPIRATION      OF     NOTIONAL  UNREALIZED
DESCRIPTION         DATE      CONTRACTS   VALUE  APPRECIATION
--------------------------------------------------------------------------------

S&P 500 Index
   Futures       March 2008       2     $738,600    $5,105


See Notes to Schedule of Investments on page 10 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2007
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to $19,964 or 0.03% of net assets. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Coupon amount represents effective yield.

(d) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(e) At December 31, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(f) GE Asset Management (GEAM), the investment advisor of the Fund, also serves as investment advisor of the GEI Short-Term Investment Fund.

(g) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

+   Percentages are based on net assets as of December 31, 2007.

Abbreviations:

ADR  American Depository Receipt

SPDR Standard & Poors Depository Receipts

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
-----------------------------------------------------------------------------------------------------------------------------------

U.S. EQUITY FUND
                                                                 12/31/07     12/31/06      12/31/05    12/31/04      12/31/03
-----------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                                         --           --            --          --        1/3/95
Net asset value, beginning of period ...........................   $39.02       $34.06        $33.61      $31.48        $25.75
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .......................................     0.45         0.53          0.39        0.44          0.26
   Net realized and unrealized
      gains/(losses) on investments ............................     2.70         4.96          0.46        2.13          5.73
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS                       3.15         5.49          0.85        2.57          5.99
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................................     0.44         0.53          0.40        0.44          0.26
   Net realized gains ..........................................     5.32           --            --          --           --
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ............................................     5.76         0.53          0.40        0.44          0.26
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .................................   $36.41       $39.02        $34.06      $33.61        $31.48
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...............................................     8.01%       16.12%         2.51%       8.17%        23.28%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ....................  $77,777     $101,885       $98,883    $112,545      $114,123
   Ratios to average net assets:
      Net investment income ....................................     0.94%        1.43%         1.06%       1.30%         0.95%
      Expenses .................................................     0.66%        0.63%         0.63%       0.63%         0.61%
   Portfolio turnover rate .....................................       55%          45%           40%         30%           39%
-----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.


See Notes to Financial Statements.

Statement of Assets
and Liabilities  DECEMBER 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          U.S.
                                                                                                        EQUITY
                                                                                                         FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market (cost $68,880,300) .....................................     $76,310,532
   Short-term affiliated investments (at amortized cost) .......................................       1,655,481
   Foreign cash (cost $289) ....................................................................             286
   Receivable for investments sold .............................................................          33,143
   Income receivables ..........................................................................          88,043
   Receivable for fund shares sold .............................................................           1,355
   Other assets ................................................................................              45
-----------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ............................................................................      78,088,885
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable for fund shares redeemed ............................................................         197,349
   Payable to GEAM .............................................................................         110,564
   Variation margin payable ....................................................................           4,150
-----------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES .......................................................................         312,063
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................................     $77,776,822
===================================================================================================================================

NET ASSETS CONSIST OF:
   Capital paid in .............................................................................      70,422,094
   Undistributed (distribution in excess of) net investment income .............................           7,946
   Accumulated net realized gain (loss) ........................................................         (88,552)
   Net unrealized appreciation/(depreciation) on:
       Investments .............................................................................       7,430,232
       Futures .................................................................................           5,105
       Foreign currency related transactions ...................................................              (3)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................................     $77,776,822
===================================================================================================================================

NET ASSETS .....................................................................................      77,776,822
Shares outstanding ($0.01 par value; unlimited shares authorized) ..............................       2,135,865
Net asset value per share ......................................................................          $36.41


See Notes to Financial Statements.

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------

                                                                                                   U.S.
                                                                                                 EQUITY
                                                                                                  FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend ...........................................................................  $ 1,312,927
      Interest* ..........................................................................       47,885
      Interest from affiliated investments ...............................................       51,574
      Less: Foreign taxes withheld .......................................................      (4,426)

---------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME .........................................................................    1,407,960
---------------------------------------------------------------------------------------------------------------------------

    EXPENSES:
      Advisory and administrative fees ...................................................      485,039
      Transfer agent .....................................................................           63
      Director's fees ....................................................................        2,197
      Custody and accounting expenses ....................................................       57,517
      Professional fees ..................................................................       19,574
      Registration expenses ..............................................................        3,997
      Other expenses .....................................................................       12,892

---------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES .......................................................................      581,279
---------------------------------------------------------------------------------------------------------------------------

    NET INVESTMENT INCOME ................................................................      826,681
===========================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments .....................................................................    12,359,972
         Futures .........................................................................       85,323
         Foreign currency transactions ...................................................         (84)
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments .....................................................................    (6,238,563)
         Futures .........................................................................        3,635
         Foreign currency transactions ...................................................          (3)

---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain on investments ....................................    6,210,280
---------------------------------------------------------------------------------------------------------------------------

    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................    $ 7,036,961
===========================================================================================================================


* Income attributable to security lending activity, net of rebate expenses, for the U.S. Equity Fund was $3,734.


See Notes to Financial Statements.

Statements of
Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                           U.S.
                                                                                                          EQUITY
                                                                                                           FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             YEAR ENDED         YEAR ENDED
                                                                                            DECEMBER 31,       DECEMBER 31,
                                                                                                2007               2006
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ...........................................................   $     826,681        $  1,379,790
     Net realized gain on investments, futures, written options,
       foreign currency transactions and swaps ........................................      12,445,211           8,114,057
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, foreign currency translation .........      (6,234,931)          5,009,082

------------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations .....................................................       7,036,961          14,502,929
------------------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ............................................................        (821,468)         (1,376,973)
     Net realized gains ...............................................................      (9,856,050)                 --

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ................................................................     (10,677,518)         (1,376,973)
------------------------------------------------------------------------------------------------------------------------------------

   Net increase (decrease) in net assets from operations ..............................      (3,640,557)         13,125,956
------------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares .....................................................         831,344          10,918,601
     Value of distributions reinvested ................................................      10,677,532          1,376,973
     Cost of shares redeemed ..........................................................     (31,976,001)        (22,419,927)

------------------------------------------------------------------------------------------------------------------------------------
     Net decrease from share transactions .............................................     (20,467,125)        (10,124,353)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ............................................     (24,107,682)          3,001,603

NET ASSETS
   Beginning of period ................................................................     101,884,504          98,882,901
------------------------------------------------------------------------------------------------------------------------------------
   End of period ......................................................................   $  77,776,822        $101,884,504
====================================================================================================================================

UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD ........   $       7,946        $      2,817
------------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold ......................................................................          20,172             296,918
     Issued for distributions reinvested ..............................................         291,815             35,118
     Shares redeemed ..................................................................        (787,114)           (624,307)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in fund shares ...........................................................        (475,127)           (292,271)
====================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, (the "Fund") S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.

2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value.

All assets and liabilities of the Fund's initially expressed in foreign currency values will be converted into U.S. dollars at the WM exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2007, information on the tax cost of investments is as follows:

                                                                                                                 Net Tax
       Cost of                         Gross Tax                               Gross Tax                       Appreciation/
   Investments for                    Unrealized                              Unrealized                      (Depreciation)
    Tax Purposes                     Appreciation                            Depreciation                     on Investments
------------------------------------------------------------------------------------------------------------------------------------
     $71,376,681                      $11,393,998                            $(4,804,666)                       $6,589,332

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


Net Tax Appreciation/                Undistributed                           Undistributed
  (Depreciation) on                     Income/                            Long-Term Gains/                        Post
Derivatives, Currency                (Accumulated                            (Accumulated                         October
and Other Net Assets                Ordinary Loss)                           Capital Loss)                        Losses
---------------------------------------------------------------------------------------------------------------------------
        $(3)                           $357,223                                $408,176                             $--

As of December 31, 2007, the Fund has no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

During the year ended December 31, 2007, the Fund utilized approximately $788,340 of capital loss carryovers.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2007.

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

             Ordinary         Long-Term
              Income        Capital Gains         Total
--------------------------------------------------------------------------------
2007       $  821,468        $9,856,050      $10,677,518
2006        1,376,973                --        1,376,973

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2007 were as follows:

           Undistributed
         (Distribution in
            Excess of)
          Net Investment             Accumulated
              Income              Net Realized Gain
--------------------------------------------------------------------------------

               $(84)                     $84

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


3.   LINE OF CREDIT

The Company shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or
(ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended December 31, 2007.


4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of .55%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2007, $1,372 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each Fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2007 were as follows:

                 Purchases               Sales
--------------------------------------------------------------------------------

                $47,307,823           $76,111,347

SECURITY LENDING At December 31, 2007, the Fund did not participate in securities lending.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the U.S. Equity Fund, a series of GE Investments Funds, Inc., including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Equity Fund as of December 31, 2007, the results of its operations, changes in its net assets and financial highlights for the years described above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP


Boston, Massachusetts
February 25, 2008

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------


For the year ended December 31, 2007


SUMMARY

During the year ended December 31, 2007, the Fund paid to shareholders of record on December 26, 2007, the following long-term capital gain dividends 2007:


FUND NAME                                                    PER SHARE AMOUNT
--------------------------------------------------------------------------------
GE Investments Funds, Inc.-- U.S. Equity Fund                    $5.32040

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


The Fund Board, including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory agreement with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2007.

In considering whether to approve the Fund's investment advisory agreement, the Board members, including the independent members, considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategy as the Fund.

Before approving the Fund's advisory agreement, the Board members reviewed the proposed continuance of the agreement with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The independent Board members discussed the proposed continuance in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning GEAM's investment process.

In reaching their determination relating to continuance of the agreement, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM, and the Board members, including the independent members, concurred that GEAM provides high quality advisory and administrative services to the Fund.

In connection with their consideration of GEAM's services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In light of these discussions, the Board members, including the independent members, concluded that GEAM's services were of a high quality and had benefited the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities indexes and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel, the investment style and approach employed, the likely market cycles for the investment style, and the relative underperformance of the Fund in certain periods in light of GEAM's commitment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability from the fees and services it provides to the Fund and the financial condition of GEAM for various past periods. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable and consistent across its business.

The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In addition, the Board members considered their discussion with representatives of GEAM about the fees being charged to the Fund and, to the extent applicable, the effect, if any, of the Securities and Exchange Commission staff's interpretive guidance concerning soft dollars. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.



INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta


ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER

Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS

Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES

Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE

John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.


[GE LOGO OMITTED]

GE Investments Funds, Inc.

Value Equity Fund



Annual Report

DECEMBER 31, 2007



[GE LOGO OMITTED]

GE Investments Funds, Inc.
Value Equity Fund
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Contents

NOTES TO PERFORMANCE ................................................................................................      1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ..........................................................................      2

NOTES TO SCHEDULE OF INVESTMENTS ....................................................................................      8

FINANCIAL STATEMENTS

     Financial Highlights ...........................................................................................      9

     Statement of Assets and Liabilities ............................................................................     10

     Statement of Operations ........................................................................................     11

     Statements of Changes in Net Assets ............................................................................     12

     Notes to Financial Statements ..................................................................................     13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............................................................     18

TAX INFORMATION .....................................................................................................     19

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL .......................................................................     20

ADDITIONAL INFORMATION ..............................................................................................     23

INVESTMENT TEAM .....................................................................................................     26



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2007
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500(R) Composite Price Index of stocks (S&P 500 Index) is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise the index.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.


---------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUNDS.

Value Equity Fund
--------------------------------------------------------------------------------


THE VALUE EQUITY FUND IS CO-MANAGED BY PAUL C. REINHARDT AND STEPHEN V. GELHAUS. MESSRS. REINHARDT AND GELHAUS BOTH MANAGE THE FUND AS A COLLABORATIVE TEAM. BOTH PORTFOLIO MANAGERS HAVE THE AUTHORITY TO INCREASE OR DECREASE EXISTING POSITIONS IN THE FUND; HOWEVER, MR. REINHARDT, AS LEAD MANAGER, IS VESTED WITH THE AUTHORITY TO PURCHASE SECURITIES THAT ARE NEW TO THE FUND OR TO DIVEST THE FUND OF ITS ENTIRE POSITION IN A SECURITY. MR. REINHARDT ALSO HAS VETO AUTHORITY OVER MR. GELHAUS' TRADE DECISIONS.

PAUL REINHARDT (PICTURED BELOW) IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND LEAD PORTFOLIO MANAGER OF THE VALUE EQUITY FUND. HE HAS SERVED IN THIS CAPACITY SINCE APRIL 2002. MR. REINHARDT JOINED GE ASSET MANAGEMENT IN 1982 AS AN EQUITY ANALYST AND HAS BEEN A PORTFOLIO MANAGER SINCE 1987.

STEPHEN V. GELHAUS IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE VALUE EQUITY FUND SINCE JANUARY 2002. MR. GELHAUS JOINED GE ASSET MANAGEMENT IN JUNE 1991 AND WAS A RESEARCH ANALYST IN U.S. EQUITIES GROUP FROM 1995 THROUGH 2001 AND BECAME AN ASSOCIATE PORTFOLIO MANAGER FOR THE VALUE EQUITY FUND IN AUGUST 1999.

Q. HOW DID THE VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2007?

A. For the twelve-month period ended December 31, 2007, the Value Equity Fund returned 10.10%. The S&P 500 Index, the Fund's benchmark, returned 5.50% and the Fund's Lipper peer group of 203 Large-Cap Core funds returned an average of 5.78% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED
    FUND PERFORMANCE?

A. In the first half of the year, stocks rallied amid strong corporate earnings, record M&A activity, cooling inflation worries and in the absence of Fed tightening. The market's climb was interrupted by global liquidity concerns in February, and again in late June and July of 2007, amid a credit crunch brought about by rising sub-prime mortgage defaults. However Fed monetary easing propelled the markets higher, and by early October the S&P 500 reached a record high of 1,565. However, stocks pulled back sharply during the balance of the fourth quarter, reflecting investor concerns over the economic impact of the housing- and credit-market turmoil and record-high oil prices. In this environment, the growth style of investing outperformed the value style for the first time in seven years. Large-caps also outperformed small-cap companies, as these higher-quality companies are perceived to have the financial strength and scale to sustain earnings growth during a significant economic slowdown.

    Eight out of ten S&P 500 sectors had positive returns, and each of these was in the double-digits, led by sectors tilted toward global infrastructure investment and booming commodity prices, including energy (+35%) and materials (+23%). Utilities (+20%) were a good place to be, and technology (+16%) showed strength as the sector's high proportion of non-US revenues promised some insulation from a slowing domestic economy. The two sectors that lagged brought the index return down into the mid-single



[PHOTO OMITTED]

                                                                             Q&A
--------------------------------------------------------------------------------


    digits, as the S&P 500 returned +5.5% for the year. Financials (-19%) lagged the most, facing credit cycle headwinds. Consumer discretionary (-13%) also underperformed the broad market as the recession debate increased.

Q.  WHAT WERE THE PRIMARY DRIVERS OF
    FUND PERFORMANCE?

A. The Fund appeared to have fired on all cylinders this year with positive contributions from nine out of the ten S&P 500 sectors. The Fund was well positioned to withstand the financial market turmoil due to an underweight in the companies most exposed to seizing credit markets, including those in the banks, capital markets, consumer finance and mortgage industries. Sidestepping the worst of the fallout from the sub-prime debacle enabled our financial holdings to fall approximately 6% less than the benchmark sector. Stock selection in industrials, materials and energy also benefited the Fund, driven by strength in Hess (+105%), Deere (+99%), Transocean (+67%), ABB (+62%), Barrick Gold (+38%) and Freeport-McMoRan Copper & Gold (+87%). Each of these multi-national players has been well positioned to benefit from industrialization in developing countries, and their global business mixes worked to insulate earnings from a slowing US economy. In addition, overweighting utilities and consumer staples stocks also helped against the backdrop of a US slowdown, with particular strength in Constellation Energy Group (+52%), Pepsi (+24%) and Procter & Gamble (+17%). Similarly, it proved helpful to underweight the consumer discretionary sector as the outlook for consumer spending dimmed.

    Selected holdings partially offset the broad-based strength in the Fund this year. While Freddie Mac (-48%) and AIG (-18%) pulled back in the credit turmoil, their negative contributions were more than offset by the balance of the Fund's high-quality financials. Amgen's weakness (-32%) was significant enough to make the whole healthcare sector a detractor from performance--the only such sector this year. The biotech company languished amid safety concerns regarding its anemia drugs, and increased FDA scrutiny. However, we continued to like both Amgen's pipeline of new products and its low stock valuation. In consumer discretionary, disappointing results in media detracted from relative returns (e.g., Comcast -35% and Time Warner -23%), but such headwinds were counteracted by underweights in economically sensitive retailers, as well as strength in Philips Electronics (+16%).

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. There were no significant changes to the Fund over the period. Our process has remained consistent, and we continued to employ a bottom-up relative value discipline to seek out underappreciated stocks with catalysts for growth or improving fundamentals. The Fund remained positioned for a moderate slowdown in economic growth. The case for slowing growth was bolstered during the period as rising delinquencies in sub-prime mortgages and tightened credit conditions have dampened the outlook for home-price appreciation and consumer spending.

    We have increased technology and consumer staples as a percentage of portfolio holdings. We believe companies in these sectors will show strong earnings growth despite a slowing economy. The Fund also continues to emphasize larger companies that can compete globally. Over the last year, many of these holdings were selling at discounts or on par with smaller, more U.S.-centric companies. Thus, the holdings include dominant competitors in the household products, semiconductor and software industries. Over time, we expect the relative valuations to increase.

    We believe that the Value Equity Fund is well positioned to outperform its benchmarks in the coming years.

Value Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JULY 1, 2007 - DECEMBER 31, 2007

---------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                   THE PERIOD ($)                  THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                         1,020.84                           4.18
---------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,020.86                           4.18
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.82% (FROM PERIOD JULY 1, 2007 - DECEMBER 31, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2007 WAS: 2.08%.

Value Equity Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

                      GEI VALUE
                     EQUITY FUND              S&P 500 INDEX
4/28/00              $   10000                 $    10000
6/00                      9970                      10035
12/00                  9978.58                    9154.99
6/01                   9486.19                    8542.89
12/01                  9105.15                    8064.45
6/02                   8357.33                    7003.61
12/02                  7505.72                    6282.05
6/03                   8219.58                    7021.98
12/03                  9310.98                    8086.77
6/04                   9517.43                    8364.94
12/04                 10202.11                    8966.72
6/05                  10181.23                    8894.16
12/05                 10616.27                    9407.74
6/06                  11019.29                    9662.05
12/06                 12511.37                   10893.45
6/07                  13493.57                   11651.80
12/07                 13774.83                   11492.11


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                              ONE          FIVE         SINCE
                             YEAR          YEAR       INCEPTION
--------------------------------------------------------------------------------
Value Equity Fund             10.10%       12.91%        4.26%
--------------------------------------------------------------------------------
S&P 500 Index                  5.50%       12.84%        1.83%
--------------------------------------------------------------------------------
Lipper peer group average*     5.78%       12.19%         N/A
--------------------------------------------------------------------------------
Inception date              4/28/00
--------------------------------------------------------------------------------


Value Equity Fund (ending value $13,775)
S&P 500 Index (ending value $11,492)


INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.


TOP TEN LARGEST HOLDINGS
AS OF DECEMBER 31, 2007
as a % of Market Value
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       4.58%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         3.52%
--------------------------------------------------------------------------------
 American International Group, Inc.                      3.08%
--------------------------------------------------------------------------------
 Procter & Gamble Co.                                    2.80%
--------------------------------------------------------------------------------
 Oracle Corp.                                            2.63%
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                           2.29%
--------------------------------------------------------------------------------
 Industrial Select Sector SPDR Fund                      2.28%
--------------------------------------------------------------------------------
 International Business Machines Corp.                   2.20%
--------------------------------------------------------------------------------
 Omnicom Group, Inc.                                     2.20%
--------------------------------------------------------------------------------
 Dominion Resources, Inc.                                1.96%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF DECEMBER 31, 2007
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $37,819 (in thousands)

[PIE CHART OMITTED PLOT POINTS FOLLOWS]

Information Technology 21.3%
Consumer Staples 15.0%
Financials 13.7%
Healthcare 11.6%
Energy 10.3%
Industrials 9.8%
Consumer Discretionary 6.9%
Utilities 5.0%
Materials 3.9%
Telecommunication Services 2.0%
Short-Term 0.5%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR AND FIVE-YEAR PERIODS INDICATED IN THE LARGE-CAP CORE FUNDS PEER GROUP CONSISTING OF 203 AND 163 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

VALUE EQUITY FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 96.8%+
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 6.9%

Cablevision Systems Corp.              4,565  $    111,843(a)
Comcast Corp. (Class A)               10,273       186,147(a)
General Motors Corp.                   4,214       104,886
Koninklijke Philips
   Electronics N.V. ADR                8,131       347,600
News Corp. (Class A)                  18,869       386,626
Omnicom Group, Inc.                   17,486       831,110
Time Warner, Inc.                     38,807       640,703
                                                 2,608,915

CONSUMER STAPLES -- 15.0%

Clorox Co.                             9,575       624,003
Diageo PLC ADR                         2,013       172,776
General Mills, Inc.                   11,950       681,150
Kimberly-Clark Corp.                  10,189       706,505
McCormick & Company, Inc.              7,605       288,305
Nestle S.A. ADR                        2,705       309,723
PepsiCo, Inc.                         11,401       865,336
Procter & Gamble Co.                  14,443     1,060,405
Sara Lee Corp.                         9,580       153,855
The Coca-Cola Co.                      2,264       138,942
The Estee Lauder Companies Inc.
   (Class A)                           4,723       205,970
Wal-Mart Stores, Inc.                  9,434       448,398
                                                 5,655,368

ENERGY -- 10.4%

Apache Corp.                           2,893       311,113
Devon Energy Corp.                     2,327       206,893
Exxon Mobil Corp.                     18,492     1,732,515
Halliburton Co.                       11,026       417,996
Hess Corp.                             5,926       597,696
Marathon Oil Corp.                     1,143        69,563
Nabors Industries Ltd.                 5,323       145,797
Transocean, Inc.                       2,948       422,006
                                                 3,903,579

FINANCIALS -- 13.2%

ACE Ltd.                               3,774       233,158
Allstate Corp.                         7,296       381,070
American International Group, Inc.    19,995     1,165,709
AON Corp.                              7,548       359,964
Bank of New York Mellon Corp.         10,315       502,959
BlackRock Inc. (Class A)               1,006       218,101
Chubb Corp.                            7,548       411,970
Citigroup, Inc.                       11,950       351,808

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------



Federal Home Loan
   Mortgage Corp.                     11,950  $    407,137
Goldman Sachs Group, Inc.                381        81,934
Metlife, Inc.                          7,604       468,558
State Street Corp.                     3,585       291,102(c)
US Bancorp                             3,045        96,648
                                                 4,970,118

HEALTH CARE -- 11.6%

Abbott Laboratories                    3,962       222,466
Aetna, Inc.                            4,906       283,223
Amgen, Inc.                           14,152       657,219(a)
Baxter International, Inc.             6,290       365,135
Bristol-Myers Squibb Co.              11,786       312,565
Covidien Ltd.                            762        33,749
DaVita, Inc.                           5,472       308,347(a)
GlaxoSmithKline PLC ADR                4,385       220,960
Johnson & Johnson                      4,340       289,478
McKesson Corp.                         5,849       383,168
Medco Health Solutions, Inc.           1,062       107,687(a)
Novartis AG ADR                        1,447        78,586
Thermo Electron Corp.                  2,327       134,221(a)
UnitedHealth Group, Inc.               5,928       345,010
Wyeth                                 14,844       655,956
                                                 4,397,770

INDUSTRIALS -- 7.5%

ABB Ltd. ADR                          10,063       289,814
Cooper Industries Ltd.                 7,603       402,047
Deere & Co.                            4,792       446,231
Eaton Corp.                            1,899       184,108
General Dynamics Corp.                 6,290       559,747
ITT Corp.                              3,348       221,102
Northrop Grumman Corp.                   759        59,688
Rockwell Collins, Inc.                 1,006        72,402
3M Co.                                 5,849       493,188
United Technologies Corp.              1,604       122,770
                                                 2,851,097

INFORMATION TECHNOLOGY -- 21.3%

Affiliated Computer
   Services, Inc. (Class A)            5,324       240,112(a)
Analog Devices, Inc.                  10,378       328,983(d)
Cisco Systems, Inc.                   21,291       576,347(a,d)
Corning Incorporated                   9,434       226,322
Dell, Inc.                             2,830        69,363(a)
EMC Corp.                              3,650        67,635(a)
Fidelity National Information
   Services, Inc.                      4,108       170,852
Hewlett-Packard Co.                   11,321       571,484
Intel Corp.                           23,272       620,431
International Business
   Machines Corp.                      7,710       833,451
Lam Research Corp.                     3,195       138,120(a)
Maxim Integrated Products, Inc.       11,699       309,789


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

VALUE EQUITY FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Microchip Technology Inc.              5,849  $    183,776
Microsoft Corp.                       37,423     1,332,259(d)
National Semiconductor Corp.          11,573       262,013
Oracle Corp.                          44,097       995,710(a,d)
Taiwan Semiconductor
   Manufacturing
   Company Ltd. ADR                   22,015       219,269
Texas Instruments Incorporated        11,384       380,226
Western Union Co.                     21,699       526,852
                                                 8,052,994

MATERIALS -- 3.9%

Alcoa, Inc.                            5,032       183,920
Allegheny Technologies
   Incorporated                        1,526       131,846
Barrick Gold Corp.                    13,305       559,475
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                 2,705       277,100
PAN American Silver Corp.              4,561       159,316(a)
Praxair, Inc.                          1,635       145,041
                                                 1,456,698

TELECOMMUNICATION SERVICES -- 2.0%

AT&T, Inc.                             3,774       156,847
Sprint Nextel Corp. (Series 1)         1,506        19,774
Verizon Communications Inc.            9,623       420,429
Vodafone Group, PLC ADR                4,277       159,618
                                                   756,668

UTILITIES -- 5.0%

American Electric Power
   Company, Inc.                       2,767       128,831
Constellation Energy Group, Inc.       3,800       389,614
Dominion Resources, Inc.              15,583       739,413
Edison International                   5,032       268,558
Entergy Corp.                          3,145       375,890
                                                 1,902,306

TOTAL COMMON STOCK
   (COST $31,423,764)                           36,555,513

--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 2.8%
--------------------------------------------------------------------------------

Financial Select Sector SPDR Fund      7,189       207,978(f)
Industrial Select Sector SPDR Fund    22,005       861,716(d,f)

TOTAL EXCHANGE TRADED FUNDS
   (COST $844,314)                               1,069,694


TOTAL INVESTMENTS IN SECURITIES
   (COST $32,268,078)                           37,625,207

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.5%
--------------------------------------------------------------------------------

GEI Short Term Investment Fund
4.96%                                193,798  $    193,798(b,e)
   (COST $193,798)


TOTAL INVESTMENTS
   (COST $32,461,876)                           37,819,005


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (0.1)%                                    (53,574)
                                               -----------

NET ASSETS-- 100.0%                            $37,765,431
                                               ===========


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2007
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.


(a) Non-income producing security.

(b) Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At December 31, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GE Asset Management (GEAM), the investment advisor of the Fund, also serves as investment advisor of the GEI Short-Term Investment Fund.

(f) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

+   Percentages are based on net assets as of December 31, 2007.



Abbreviations:

ADR   American Depository Receipt

SPDR  Standard & Poors Depository Receipts

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
---------------------------------------------------------------------------------------------------------------------------


VALUE EQUITY FUND

                                                     12/31/07    12/31/06     12/31/05      12/31/04    12/31/03
---------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                             --          --           --            --     4/28/00
Net asset value, beginning of period ..............    $10.70      $10.01        $9.77         $9.02       $7.36
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ..........................      0.12        0.17         0.11          0.11        0.11
   Net realized and unrealized
      gains/(losses) on investments ...............      0.97        1.62         0.29          0.75        1.66
---------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ....      1.09        1.79         0.40          0.86        1.77

LESS DISTRIBUTIONS FROM:
   Net investment income ..........................      0.12        0.17         0.12          0.11        0.11
   Net realized gains .............................      1.51        0.93         0.04         --             --
---------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ...............................      1.63        1.10         0.16          0.11        0.11

NET ASSET VALUE, END OF PERIOD ....................      $10.16    $10.70       $10.01         $9.77       $9.02
===========================================================================================================================

TOTAL RETURN (A) ..................................      10.10%     17.85%        4.06%         9.57%      24.05%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .......    $37,765    $39,683      $37,115       $37,128     $29,989
   Ratios to average net assets:
      Net investment income .......................      0.96%       1.55%        1.13%         1.26%       1.16%
      Expenses ....................................      0.81%       0.81%        0.80%         0.80%       0.73%
   Portfolio turnover rate ........................        45%         42%          36%           53%         78%

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.


See Notes to Financial Statements.

Statement of Assets
and Liabilities  DECEMBER 31, 2007
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUE
                                                                                                         EQUITY
                                                                                                          FUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market (cost $32,268,078) ........................................   $37,625,207
   Short-term affiliated investments (at amortized cost) ..........................................       193,798
   Income receivables .............................................................................        48,941
   Receivable for fund shares sold ................................................................           408
   Variation margin receivable ....................................................................             5
   Other assets ...................................................................................            25
---------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ...............................................................................    37,868,384
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable for fund shares redeemed ...............................................................       28,073
   Payable to GEAM ................................................................................       74,880
---------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ..........................................................................       102,953
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ........................................................................................   $37,765,431
===========================================================================================================================

NET ASSETS CONSIST OF:
   Capital paid in ................................................................................    32,178,440
   Undistributed (distribution in excess of) net investment income ................................         5,197
   Accumulated net realized gain (loss) ...........................................................       224,660
   Net unrealized appreciation/(depreciation) on:
       Investments ................................................................................     5,357,129
       Futures ....................................................................................             5
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ........................................................................................   $37,765,431
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS ........................................................................................    37,765,431
===========================================================================================================================
Shares outstanding ($0.01 par value; unlimited shares authorized) .................................     3,717,837
Net asset value per share .........................................................................        $10.16


See Notes to Financial Statements.

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                                VALUE
                                                                                                EQUITY
                                                                                                 FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend .........................................................................    $   665,628
      Interest* ........................................................................         14,702
      Interest from affiliated investments .............................................         27,080
      Less: Foreign taxes withheld .....................................................        (3,226)

---------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME .......................................................................        704,184
---------------------------------------------------------------------------------------------------------------------------

    EXPENSES:
      Advisory and administrative fees .................................................        258,747
      Transfer agent ...................................................................             43
      Director's fees ..................................................................          1,015
      Custody and accounting expenses ..................................................         38,979
      Professional fees ................................................................         17,565
      Registration expenses ............................................................          3,092
      Other expenses ...................................................................          3,869

---------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES .....................................................................        323,310
---------------------------------------------------------------------------------------------------------------------------

    NET INVESTMENT INCOME ..............................................................        380,874
===========================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN ON:
         Investments ...................................................................      4,801,847
         Futures .......................................................................          1,135
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ...................................................................      (1,345,816)
         Futures .......................................................................          2,450

---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain on investments ..................................      3,459,616
---------------------------------------------------------------------------------------------------------------------------

    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................      $3,840,490
===========================================================================================================================


* Income attributable to security lending activity, net of rebate expenses, for the $3,142.


See Notes to Financial Statements.

Statements of
Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          VALUE
                                                                                                         EQUITY
                                                                                                           FUND
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ............................................................    $   380,874         $   582,026
     Net realized gain on investments, futures, written options,
       foreign currency transactions and swaps .........................................      4,802,982           3,361,481
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, foreign currency translation ..........     (1,343,366)          2,256,614

------------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ......................................................      3,840,490           6,200,121
------------------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income .............................................................       (375,677)           (583,024)
     Net realized gains ................................................................     (4,867,273)         (3,132,510)

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .................................................................     (5,242,950)         (3,715,534)
------------------------------------------------------------------------------------------------------------------------------------

   Increase (decrease) in net assets from operations and distributions .................     (1,402,460)          2,484,587
------------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares ......................................................      1,494,210           1,598,076
     Value of distributions reinvested .................................................      5,242,950           3,715,534
     Cost of shares redeemed ...........................................................     (7,251,969)         (5,230,437)

------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ...................................       (514,809)             83,173
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .............................................     (1,917,269)          2,567,760

NET ASSETS
   Beginning of period .................................................................     39,682,700          37,114,940
------------------------------------------------------------------------------------------------------------------------------------
   End of period .......................................................................    $37,765,431         $39,682,700
====================================================================================================================================

UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD .........    $     5,197         $        --
------------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold .......................................................................        133,227             145,506
     Issued for distributions reinvested ...............................................        513,512             345,632
     Shares redeemed ...................................................................       (638,176)           (488,227)
---------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ............................................................          8,563               2,911
====================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund (the "Fund"), Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value.

All assets and liabilities of the Fund's initially expressed in foreign currency values will be converted into U.S. dollars at the WM exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2007, information on the tax cost of investments is as follows:

                   Cost of                  Gross Tax                  Gross Tax            Net Tax Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
---------------------------------------------------------------------------------------------------------------------------
                 $32,575,531               $6,850,523                $(1,607,049)                $5,243,474

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------

            Net Tax Appreciation/         Undistributed              Undistributed                  Post
              (Depreciation) on              Income/               Long-Term Gains/                October
            Derivatives, Currency         (Accumulated               (Accumulated                  Losses
            and Other Net Assets         Ordinary Loss)              Capital Loss)           (see Detail Below)
---------------------------------------------------------------------------------------------------------------------------
                     $--                     $6,548                    $336,969                      $--

As of December 31, 2007, the Fund has no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2007.

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

                               Long-Term
              Ordinary          Capital
               Income            Gains            Total
--------------------------------------------------------------------------------
2007          $741,446        $4,501,504      $5,242,950
2006           671,827         3,043,707       3.715,534

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There were no reclassifications for the year ended December 31, 2007.

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.

3.   LINE OF CREDIT

The Company shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended December 31, 2007.


4.   AMOUNTS PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of .65%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2007, $612 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2007 were as follows:

                Purchases                Sales
--------------------------------------------------------------------------------
               $17,495,671            $22,443,301

SECURITY LENDING At December 31, 2007, the Fund did not participate in securities lending.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Value Equity Fund, a series of GE Investments Funds, Inc., including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Value Equity Fund as of December 31, 2007, the results of its operations, changes in its net assets and financial highlights for the years described above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP


Boston, Massachusetts
February 25, 2008

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------


For the year ended December 31, 2007

SUMMARY

During the year ended December 31, 2007, the Fund paid to shareholders of record on December 26, 2007, the following long-term capital gain dividends 2007:


FUND NAME                                                      PER SHARE AMOUNT
--------------------------------------------------------------------------------
GE Investments Funds, Inc.-- Value Equity Fund                     $1.39822

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


The Fund Board, including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory agreement with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2007.

In considering whether to approve the Fund's investment advisory agreement, the Board members, including the independent members, considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategy as the Fund.

Before approving the Fund's advisory agreement, the Board members reviewed the proposed continuance of the agreement with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The independent Board members discussed the proposed continuance in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning GEAM's investment process.

In reaching their determination relating to continuance of the agreement, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM, and the Board members, including the independent members, concurred that GEAM provides high quality advisory and administrative services to the Fund.

In connection with their consideration of GEAM's services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In light of these discussions, the Board members, including the independent members, concluded that GEAM's services were of a high quality and had benefited the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities indexes and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel, the investment style and approach employed and the likely market cycles for the investment style. The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability from the fees and services it provides to the Fund and the financial condition of GEAM for various past periods. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable and consistent across its business.

The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In addition, the Board members considered their discussion with representatives of GEAM about the fees being charged to the Fund and, to the extent applicable, the effect, if any, of the Securities and Exchange Commission staff's interpretive guidance concerning soft dollars. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
-------------------------------------------------------------------------------


FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.



INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta
ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER

Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS

Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES

Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE

John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.



[GE LOGO OMITTED]

GE Investments Funds, Inc.

Total Return Fund



Annual Report

DECEMBER 31, 2007



[GE LOGO OMITTED]

GE Investments Funds, Inc.
Total Return Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Contents

NOTES TO PERFORMANCE ................................................................................................      1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ..........................................................................      2

NOTES TO SCHEDULE OF INVESTMENTS ....................................................................................     18

FINANCIAL STATEMENTS

     Financial Highlights ...........................................................................................     19

     Statement of Assets and Liabilities ............................................................................     20

     Statement of Operations ........................................................................................     21

     Statements of Changes in Net Assets ............................................................................     22

     Notes to Financial Statements ..................................................................................     24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............................................................     30

TAX INFORMATION .....................................................................................................     31

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL .......................................................................     32

ADDITIONAL INFORMATION ..............................................................................................     35

INVESTMENT TEAM .....................................................................................................     38



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2007
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500(R) Composite Price Index of stocks (S&P 500 Index) and Lehman Brothers Aggregate Bond Index (LB Aggregate Bond Index) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The LB Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market. The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.



---------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUNDS.

Total Return Fund
--------------------------------------------------------------------------------


THE TOTAL RETURN FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES PAUL M. COLONNA, RALPH R. LAYMAN, THOMAS R. LINCOLN, JUDITH A. STUDER AND DIANE
M. WEHNER. MS. STUDER IS VESTED WITH OVERSIGHT AUTHORITY FOR DETERMINING ASSET ALLOCATIONS FOR THE FUND. EACH OF THE FOREGOING PORTFOLIO MANAGERS IS RESPONSIBLE FOR MANAGING ONE OF FOUR SUB-PORTFOLIOS: U.S. EQUITY, U.S. MID-CAP EQUITY, INTERNATIONAL EQUITY AND FIXED INCOME. MR. LINCOLN MANAGES THE U.S. EQUITY PORTION, MS. WEHNER MANAGES THE U.S. MID-CAP EQUITY PORTION, MR. LAYMAN MANAGES THE INTERNATIONAL EQUITY PORTION AND MR. COLONNA MANAGES THE FIXED INCOME PORTION, EACH WITH A TEAM OF PORTFOLIO MANAGERS AND ANALYSTS. THE SUB-PORTFOLIOS UNDERLYING THE FUND ARE MANAGED INDEPENDENTLY OF EACH OTHER AND THE PORTFOLIO MANAGERS HAVE FULL DISCRETION OVER THEIR PARTICULAR SUB-PORTFOLIO; HOWEVER, THE PORTFOLIO MANAGEMENT TEAM IS COLLABORATIVE TO ENSURE STRICT ADHERENCE TO THE FUND'S OBJECTIVES.

JUDITH A. STUDER IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT AND PRESIDENT - U.S. EQUITIES AT GE ASSET MANAGEMENT. SHE HAS LED THE TEAM OF PORTFOLIO MANAGERS FOR THE TOTAL RETURN FUND SINCE JULY 2004. MS. STUDER JOINED GE ASSET MANAGEMENT IN AUGUST 1984. SHE BECAME SENIOR VICE PRESIDENT - U.S. EQUITIES IN 1991, SENIOR VICE PRESIDENT - INTERNATIONAL EQUITIES IN 1995, PRESIDENT - INVESTMENT STRATEGIES IN JULY 2006 AND PRESIDENT - U.S. EQUITIES IN JUNE 2007.

PAUL M. COLONNA IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT AND PRESIDENT - FIXED INCOME AT GE ASSET MANAGEMENT. SINCE JANUARY 2005, HE HAS BEEN RESPONSIBLE FOR THE FIXED INCOME PORTION OF THE TOTAL RETURN FUND. PRIOR TO JOINING GE ASSET MANAGEMENT IN FEBRUARY 2000, MR. COLONNA WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP. MR. COLONNA BECAME PRESIDENT - FIXED INCOME IN MARCH 2007.

RALPH R. LAYMAN IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT AND PRESIDENT - INTERNATIONAL EQUITIES AT GE ASSET MANAGEMENT. HE MANAGES THE OVERALL INTERNATIONAL EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. LAYMAN HAS BEEN RESPONSIBLE FOR THE INTERNATIONAL EQUITY PORTION OF THE TOTAL RETURN FUND SINCE 1997. MR. LAYMAN JOINED GE ASSET MANAGEMENT IN 1991 AS SENIOR VICE PRESIDENT FOR INTERNATIONAL INVESTMENTS AND BECAME AN EXECUTIVE VICE PRESIDENT IN 1992 AND PRESIDENT - INTERNATIONAL EQUITIES IN MARCH 2007.

THOMAS R. LINCOLN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE TOTAL RETURN FUND SINCE MAY 2007. MR. LINCOLN JOINED GE ASSET MANAGEMENT IN 1994 AS A FINANCIAL ANALYST IN U.S. EQUITIES. MR. LINCOLN BECAME PART OF THE INVESTMENT MANAGEMENT TEAM FOR U.S. EQUITIES IN 1997 AND PORTFOLIO MANAGER FOR U.S. EQUITIES IN 2003.


PICTURED FROM LEFT TO RIGHT:
DIANE M. WEHNER, RALPH R. LAYMAN, JUDITH A. STUDER, THOMAS R. LINCOLN AND PAUL M. COLONNA.


[PHOTO OMITTED]

                                                                             Q&A
--------------------------------------------------------------------------------


DIANE M. WEHNER IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. SHE HAS BEEN A PORTFOLIO MANAGER OF THE TOTAL RETURN FUND SINCE JANUARY 2006. BEFORE JOINING GE ASSET MANAGEMENT, MS. WEHNER WAS A VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER FROM JANUARY 1997 TO JUNE 2001, AND ASSOCIATE PORTFOLIO MANAGER FROM MAY 1995 TO JANUARY 1997, WITH BENEFIT CAPITAL MANAGEMENT CORPORATION. MS. WEHNER HAS SERVED AS AN ANALYST/ PORTFOLIO MANAGER IN THE INVESTMENT MANAGEMENT INDUSTRY SINCE 1985.

Q. HOW DID THE TOTAL RETURN FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2007?

A. For the twelve-month period ended December 31, 2007, the Total Return Fund returned 11.68% for the Class 1 shares, 11.63% for Class 2 shares, 11.56% for Class 3 shares and 11.68% for Class 4 shares. The Fund's broad based benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index returned 5.50% and 6.97% respectively. The Fund's Lipper peer group of 174 Mixed-Asset Target Allocation Growth funds returned an average of 6.76% for the same period.

Q. WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE AND WHAT MARKET CONDITIONS IMPACTED THE PERFORMANCE OF THE FUND?

A. The solid performance of the Total Return Fund for the twelve-month period was primarily driven by the Fund's overweight in international equities and its underweight position in fixed income. The Fund benefited from the Tactical Asset Allocation Committee's decision through most of the period to overweight equities and underweight fixed income. Towards the later part of the year, we reduced our equity exposure and raised cash, which also benefited the Fund during the equity market weakness.

    In the first half of the year, U.S. stocks rallied due to strong corporate earnings, record M&A activity, cooling inflation worries and the absence of Federal Reserve rate hikes. The market's climb was interrupted by global liquidity concerns in February, and again beginning in late June and July of 2007, amid a credit crunch brought about by rising sub-prime mortgage defaults. However, accommodative actions by the Fed in late summer/early fall propelled markets higher, and the S&P 500 reached a record high close of 1,565 in early October as Fed remarks allayed investors concerns that the economy was headed for a recession. However, stocks pulled back sharply during the balance of the fourth quarter, reflecting investors' concerns over the economic impact of the housing- and credit-market turmoil and record-high oil prices. In this environment, the growth style of investing outperformed the value style by over 10%, its first period of outperformance in seven years.

    The Fund's U.S. equity performance broadly tracked the benchmark in the large-cap space but handily exceeded in the mid-cap segment. The large cap portfolio benefited from a focus on large cap companies with sustainable earnings growth. In the U.S., larger cap stocks outperformed small, as these higher-quality companies are perceived to have the financial strength and scale to better weather a significant economic slowdown. Our focus on disciplined growth avoided the worst of the year's sub-prime mortgage debacle and resulting credit market turmoil, as the Fund's financial sector holdings were concentrated in companies that derive the majority of their revenues from fee-based (versus credit-based) activities. Underweighting financials in this environment also aided Fund performance, as did stock selection in the strong energy, materials and industrials segments. Offsetting these positives were an overweighting in the weak consumer discretionary sector, an underweight in telecommunications stocks, and adverse stock selection in the healthcare area. The mid-cap equity portfolio handily outperformed its relevant benchmark, as well as the large cap portfolio, as the portfolio's growth bias and overweight in the faster growing healthcare and information technology sectors drove returns. Also helping the mid-cap portfolio was technology stock selection and underweights in consumer cyclical and financial stocks.

Total Return Fund
--------------------------------------------------------------------------------

                                                                             Q&A


    The international equity markets were up strongly during the last year, as shown by the MSCI EAFE's 11.2% return and an even-stronger 39.4% advance in MSCI Emerging Markets Index. The weak US dollar helped international equity returns for US investors.
    In international stock markets, strong corporate performance in revenue and cash generation and continued productivity enhancements more than compensated for a rising input cost environment, currency headwinds for exporters and the turmoil created by the collapse of the sub-prime mortgage market. Market volatility at certain times of the year was extreme, similar to what was observed in the U.S. The developing sub-prime crisis spread through the financial sector as the year progressed. Initially confined to over-zealous mortgage lenders in the U.S., it was soon apparent that many financial institutions around the globe would be affected. The reduction in market liquidity, plus concerns over the quality of borrowers at all levels of the economy, has served to tighten credit conditions through the global system. The international portfolio substantially exceeded its benchmark. Two investment themes that led to the strong performance of our International equity portfolios were the high growth coming from emerging markets (influencing materials, energy and telecom stocks) and infrastructure development in both developed and developing countries.

    In the fixed income market, the fallout from the sub-prime mortgage crisis became apparent in the fourth quarter as confidence in valuing securities backed by these loans disappeared and ratings agencies moved quickly to downgrade hundreds of securities. Broker/dealers across Wall Street began reporting writedowns in the billions. In the latter half of the year, investors shied away from risky assets and fled to the safety of U.S. treasuries, pushing interest rates downward and credit spreads wider. As the year matured, economic fundamentals slowed and the housing market failed to stabilize, leading the Fed to cut its target rate in September, October and December. The Fed also injected reserves into the financial system to mitigate year-end liquidity issues. The drop in interest rates helped the Lehman Brothers Aggregate Bond index to rise in the fourth quarter as equity markets fell. Our fixed income portfolio slightly underperformed the index for the year, negatively impacted by some credit exposures, including a small amount of sub-prime.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. Towards the end of the year, we maintained a more cautious equity allocation on concerns over employment growth, the achievability of anticipated earnings growth, and continued housing weakness and credit issues. We remained slightly underweighted in fixed income as segments of the market continue to be strained and spreads may continue to widen. We held a higher cash balance to help dampen volatility and preserve capital. Also late in the year, we rotated a small amount of the portfolio allocated to equities into a core-relative value strategy to increase diversification.

Total Return Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, distribution and service fees (for shareholders of classes 2, 3 and 4), professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JULY 1, 2007 - DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------
                               ACCOUNT VALUE AT THE               ACCOUNT VALUE AT THE                 EXPENSES PAID
                           BEGINNING OF THE PERIOD  ($)           END OF THE PERIOD  ($)             DURING PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                           1,040.32                             2.69
     Class 2                         1,000.00                           1,039.88                             2.90
     Class 3                         1,000.00                           1,039.78                             3.21
     Class 4                         1,000.00                           1,040.79                             3.31
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (2.5% FOR THE PERIOD)
---------------------------------------------------------------------------------------------------------------------------
     Class 1                         1,000.00                           1,022.34                             2.65
     Class 2                         1,000.00                           1,022.14                             2.85
     Class 3                         1,000.00                           1,021.85                             3.16
     Class 4                         1,000.00                           1,021.75                             3.26
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.52% FOR CLASS 1, 0.56% FOR CLASS 2, 0.62% FOR CLASS 3, AND 0.64% FOR CLASS 4, (FROM PERIOD JULY 1, 2007 - DECEMBER 31, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2007 WERE AS
   FOLLOWS: 4.03% FOR CLASS 1 SHARES, 3.99% FOR CLASS 2 SHARES, 3.98% FOR CLASS 3 SHARES, AND 4.08% FOR CLASS 4 SHARES.

Total Return Fund
--------------------------------------------------------------------------------

   INVESTMENT PROFILE

   A fund designed for investors who seek the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk by investing primarily in a combination of equity securities and investment grade debt securities.


TOP TEN LARGEST HOLDINGS (EXCLUDING SHORT-TERM HOLDINGS) AS OF DECEMBER 31, 2007 as a % of Market Value
--------------------------------------------------------------------------------
 U.S. Treasury Notes 4.63%,
 11/15/09 - 02/15/17                                    1.89%
--------------------------------------------------------------------------------
 Federal National Mortgage
 Assoc. 5.50%, TBA                                      1.77%
--------------------------------------------------------------------------------
 U.S. Treasury Notes 4.88%,
 06/30/12                                               1.55%
--------------------------------------------------------------------------------
 Federal National Mortgage
 Assoc. 6.00%, TBA                                      1.40%
--------------------------------------------------------------------------------
 American International
 Group, Inc.                                            1.10%
--------------------------------------------------------------------------------
 U.S. Treasury Notes 4.25%,
 09/30/12                                               1.09%
--------------------------------------------------------------------------------
 UnitedHealth Group, Inc.                               1.08%
--------------------------------------------------------------------------------
 State Street Corp.                                     1.07%
--------------------------------------------------------------------------------
 Cisco Systems, Inc.                                    1.06%
--------------------------------------------------------------------------------
 QUALCOMM, Inc.                                         0.99%
--------------------------------------------------------------------------------


LIPPER PERFORMANCE COMPARISON
Mixed-Asset Target Allocation
Growth Funds
Based on average annual
total returns for the periods ended 12/31/07

                                  ONE      FIVE      TEN
                                 YEAR      YEAR      YEAR
                                 ----      ----      ----
Number of
Funds in
peer group:                      174        81        47
--------------------------------------------------------------------------------
Peer group
average
annual total
return:                         6.76%    10.68%     6.02%
--------------------------------------------------------------------------------


 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS 1 SHARES

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

                                                                                 LB AGGREGATE
                GEI TOTAL RETURN                 S&P 500 INDEX                    BOND INDEX
12/97                $10000                          $10000                        $10000
12/98                 11710                           12870                         10869
12/99                 13262                           15581                         10779
12/00                 13917                           14150                         12033
12/01                 13515                           12465                         13049
12/02                 12257                            9710                         14387
12/03                 14746                           12499                         14977
12/04                 15954                           13859                         15627
12/05                 16539                           14541                         16007
12/06                 18813                           16837                         16700
12/07                 21010                           17763                         17864

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2007

                                                  ENDING
                                                VALUE OF A
                      ONE       FIVE     TEN     $10,000
                     YEAR       YEAR    YEAR    INVESTMENT
                   -----------------------------------------
Total Return Fund    11.68%    11.38%   7.71%    $21,010
S&P 500 Index         5.50%    12.84%   5.91%    $17,763
LB Aggregate
  Bond Index          6.97%     4.42%   5.97%    $17,864
Inception date      7/1/85


CLASS 2 SHARES

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

                                                                                LB AGGREGATE
                      GEI TOTAL RETURN               S&P 500 INDEX              BOND INDEX
5/01/06                   $10000                        $10000                    $10000
6/06                        9701                          9725                     10010
9/06                       10100                         10276                     10392
12/06                      10705                         10965                     10520
3/07                       10874                         11035                     10679
6/07                       11492                         11728                     10623
9/07                       11988                         11966                     10925
12/07                      11950                         11567                     11253


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2007

                                                  ENDING
                                                VALUE OF A
                      ONE          SINCE          $10,000
                     YEAR       INCEPTION       INVESTMENT
                   -----------------------------------------
Total Return Fund    11.63%      11.23%          $11,950
S&P 500 Index         5.50%       9.11%          $11,567
LB Aggregate
  Bond Index          6.97%       7.33%          $11,253
Inception date      5/1/06


CLASS 3 SHARES

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

                                                                                LB AGGREGATE
                     GEI TOTAL RETURN             S&P 500 INDEX                  BOND INDEX
5/01/06                  $10000                      $10000                        $10000
6/06                       9701                        9725                         10010
9/06                      10106                       10276                         10392
12/06                     10717                       10965                         10520
3/07                      10875                       11035                         10679
6/07                      11499                       11728                         10623
9/07                      11996                       11966                         10925
12/07                     11956                       11567                         11253


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2007

                                                  ENDING
                                                VALUE OF A
                      ONE          SINCE          $10,000
                     YEAR       INCEPTION       INVESTMENT
                   -----------------------------------------
Total Return Fund    11.56%      11.26%          $11,956
S&P 500 Index         5.50%       9.11%          $11,567
LB Aggregate
  Bond Index          6.97%       7.33%          $11,253
Inception date      5/1/06

CLASS 4 SHARES

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

                                                                          LB AGGREGATE
                    GEI TOTAL RETURN              S&P 500 INDEX            BOND INDEX
5/01/06                 $10000                       $10000                  $10000
6/06                      9689                         9725                   10010
9/06                     10088                        10276                   10392
12/06                    10689                        10965                   10520
3/07                     10846                        11035                   10679
6/07                     11469                        11728                   10623
9/07                     11971                        11966                   10925
12/07                    11937                        11567                   11253


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2007

                                                  ENDING
                                                VALUE OF A
                      ONE          SINCE          $10,000
                     YEAR       INCEPTION       INVESTMENT
                   -----------------------------------------
Total Return Fund    11.68%      11.15%          $11,937
S&P 500 Index         5.50%       9.11%          $11,567
LB Aggregate
  Bond Index          6.97%       7.33%          $11,253
Inception date      5/1/06

Total Return Fund
S&P 500 Index
LB Aggregate Bond Index

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPHS AND TABLES DO NOT REFLECT THE DEDUCTION OF TAXES.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                TOTAL RETURN FUND
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $2,967,649
(in thousands) as of December 31, 2007

[PIE CHART OMITTED PLOT POINTS FOLLOWS]

Domestic Equity 38.9%
Foreign Equity 26.6%
Bonds & Notes 21.6%
Short Term & Others 12.9%

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

DOMESTIC EQUITY -- 41.4%+
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 4.7%

Bed Bath & Beyond, Inc.              672,824  $  19,774,297(a)
Cablevision Systems Corp.             11,047       270,652(a)
Carnival Corp.                       362,028    16,106,626
Coach, Inc.                           54,134     1,655,418(a)
Comcast Corp. (Class A)            1,170,942    21,217,469(a)
EchoStar Communications
   Corp. (Class A)                    11,086       418,164(a)
General Motors Corp.                  10,296       256,267
Kohl's Corp.                          94,013     4,305,795(a)
Liberty Global, Inc. (Series C)      280,723    10,271,655(a)
Liberty Media Holding Corp -
   Capital (Series A)                 98,046    11,421,379(a)
Life Time Fitness, Inc.               54,513     2,708,206(a)
Lowe's Companies, Inc.               478,228    10,817,517
News Corp. (Class A)                  46,100       944,589
Omnicom Group, Inc.                  222,108    10,556,793
O'Reilly Automotive, Inc.            104,349     3,384,038(a)
Penn National Gaming Inc.             18,091     1,077,319(a)
Regal Entertainment Group,
   (Class A)                          97,603     1,763,686
Starwood Hotels & Resorts
   Worldwide, Inc.                    27,432     1,207,831
Target Corp.                          66,492     3,324,600
The Cheesecake Factory               192,723     4,569,462(a)
Time Warner, Inc.                     94,812     1,565,346
Weight Watchers International Inc.    25,108     1,134,379
                                               128,751,488

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.9%

Alberto-Culver Co.                   341,695  $   8,385,195
Clorox Co.                            23,384     1,523,935
Colgate-Palmolive Co.                303,321    23,646,905(h)
General Mills, Inc.                   83,702     4,771,014
Kimberly-Clark Corp.                  62,403     4,327,024
McCormick & Company, Inc.            129,446     4,907,298
PepsiCo, Inc.                        353,996    26,868,297
Procter & Gamble Co.                 392,417    28,811,256
Sara Lee Corp.                        23,412       375,997
The Coca-Cola Co.                      5,532       339,499
The Estee Lauder Companies
   Inc. (Class A)                     11,572       504,655
Wal-Mart Stores, Inc.                 23,050     1,095,567
                                               105,556,642

ENERGY -- 4.4%

Apache Corp.                           7,069       760,200
Devon Energy Corp.                     5,686       505,542
Dresser-Rand Group, Inc.              73,036     2,852,056(a)
EOG Resources, Inc.                  124,096    11,075,568
Exxon Mobil Corp.                    300,314    28,136,419(h)
Halliburton Co.                      173,717     6,585,612
Hess Corp.                            52,366     5,281,635
Marathon Oil Corp.                     2,803       170,591
Nabors Industries Ltd.                13,006       356,234(a)
Peabody Energy Corp.                  37,962     2,339,978
SandRidge Energy, Inc.                 2,618        93,881(a)
Schlumberger Ltd.                    296,798    29,196,019
Southwestern Energy Co.               56,352     3,139,933(a)
Sunoco, Inc.                          15,705     1,137,670
Transocean, Inc.                     159,378    22,814,960
Weatherford International Ltd.        61,206     4,198,732(a)
                                               118,645,030

FINANCIALS -- 5.1%

ACE Ltd.                               9,220       569,612
Affiliated Managers Group, Inc.       18,816     2,210,127(a)
Allstate Corp.                        17,825       931,000
American International
   Group, Inc.                       557,651    32,511,054(h)
AON Corp.                             18,440       879,404
Bank of New York Mellon Corp.         25,201     1,228,801
BlackRock Inc. (Class A)               2,459       533,111
CB Richard Ellis Group, Inc.
   (Class A)                         571,759    12,321,406(a)
Chubb Corp.                           18,440     1,006,455
Citigroup, Inc.                      357,070    10,512,141
CVB Financial Corp.                  138,022     1,427,147
Douglas Emmett, Inc. (REIT)           57,722     1,305,094
DuPont Fabros Technology,
   Inc. (REIT)                        95,327     1,868,409
Federal Home Loan
   Mortgage Corp.                     29,197       994,742


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND
Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

Federal National Mortgage Assoc.     189,656  $   7,582,447
Fortress Investment Group LLC
   (Class A)                         123,776     1,928,430
Goldman Sachs Group, Inc.                934       200,857
Greenhill & Company, Inc.             30,728     2,042,797
HCC Insurance Holdings, Inc.         272,262     7,808,474
Legg Mason, Inc.                      30,145     2,205,107
Metlife, Inc.                         96,864     5,968,760
Prologis (REIT)                       23,095     1,463,761
SL Green Realty Corp. (REIT)          10,162       949,741
State Street Corp.                   390,354    31,696,745(e)
SunTrust Banks, Inc.                  94,584     5,910,554
US Bancorp                             7,453       236,558
Zions Bancorporation                  24,204     1,130,085
                                               137,422,819

HEALTHCARE -- 7.0%

Abbott Laboratories                  316,264    17,758,223(h)
Accuray Inc.                          90,532     1,377,897(a)
Aetna, Inc.                          221,007    12,758,734
Alcon, Inc.                           15,150     2,167,056
Amgen, Inc.                          551,995    25,634,648(a)
Amylin Pharmaceuticals, Inc.          71,983     2,663,371(a)
Arthrocare Corp.                      25,847     1,241,948(a)
Barr Pharmaceuticals, Inc.            51,212     2,719,357(a)
Baxter International, Inc.            15,367       892,054
Bristol-Myers Squibb Co.              28,801       763,803
Covidien Ltd.                          1,868        82,734
DaVita, Inc.                          13,369       753,343(a)
DENTSPLY International, Inc.          69,330     3,121,237
Gen-Probe Inc.                        34,181     2,151,010(a)
Gilead Sciences, Inc.                280,607    12,910,728(a)
Hologic, Inc.                         66,514     4,565,521(a)
Johnson & Johnson                     10,603       707,220
Lifecell Corp.                        62,819     2,708,127(a)
Lincare Holdings Inc.                 36,105     1,269,452(a)
Masimo Corp.                         123,214     4,860,792(a)
McKesson Corp.                        14,291       936,203
Medco Health Solutions, Inc.           2,593       262,930(a)
Medtronic Inc.                       335,515    16,866,339
Psychiatric Solutions Inc.           111,253     3,615,723(a)
Resmed, Inc.                         229,145    12,036,987(a)
Thermo Electron Corp.                 90,662     5,229,384(a)
UnitedHealth Group, Inc.             549,523    31,982,239
Vertex Pharmaceuticals, Inc.          86,993     2,020,847(a)
Wyeth                                359,155    15,871,059
                                               189,928,966

INDUSTRIALS -- 3.2%

Cooper Industries Ltd.                47,216     2,496,782
Corporate Executive Board Co.         29,303     1,761,110
Deere & Co.                           11,372     1,058,961
Dover Corp.                          344,641    15,884,504(h)
Eaton Corp.                            4,635       449,363
General Dynamics Corp.                15,367     1,367,509

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

Harsco Corp.                          81,277  $   5,207,417
Hexcel Corp.                         339,988     8,254,909(a)
ITT Corp.                             22,041     1,455,587
Joy Global, Inc.                      45,049     2,965,125
Northrop Grumman Corp.                 1,852       145,641
Rockwell Collins, Inc.                 2,459       176,974
SAIC, Inc.                           108,270     2,178,392(a)
Textron Inc.                         371,080    26,458,004
3M Co.                                14,291     1,205,017
United Technologies Corp.            199,610    15,278,149
                                                86,343,444

INFORMATION TECHNOLOGY -- 10.1%

Activision, Inc.                     119,614     3,552,536(a)
Affiliated Computer
   Services, Inc. (Class A)           47,200     2,128,720(a)
Analog Devices, Inc.                  25,355       803,754
Automatic Data Processing, Inc.      228,306    10,166,466
Blackboard, Inc.                      18,506       744,867(a)
Cisco Systems, Inc.                1,163,740    31,502,442(a,h)
Citrix Systems, Inc.                  60,047     2,282,386(a)
Cogent, Inc.                         128,238     1,429,854(a)
Corning Incorporated                 283,970     6,812,441
Dell, Inc.                             6,915       169,487(a)
DST Systems, Inc.                     31,449     2,596,115(a)
EMC Corp.                              8,923       165,343(a)
Fidelity National Information
   Services, Inc.                     73,786     3,068,760
Harris Corp.                          21,811     1,367,113
Hewlett-Packard Co.                   27,660     1,396,277
Hittite Microwave Corp.               68,362     3,264,969(a)
Intel Corp.                          784,175    20,906,106(h)
International Business
   Machines Corp.                     18,840     2,036,604
Intuit Inc.                          456,612    14,433,505(a)
Juniper Networks, Inc.               116,369     3,863,451(a)
Lam Research Corp.                     7,747       334,903(a)
Macrovision Corp.                    173,556     3,181,281(a)
Marvell Technology Group Ltd.         76,121     1,064,172(a)
Maxim Integrated Products, Inc.       74,772     1,979,962
Mettler Toledo International Inc.     21,721     2,471,850(a)
Microchip Technology Inc.            207,345     6,514,779
Microsoft Corp.                      711,119    25,315,837(h)
Molex, Inc. (Class A)                397,905    10,452,964
National Semiconductor Corp.          28,275       640,146
Neustar, Inc. (Class A)              136,459     3,913,644(a)
Oracle Corp.                       1,020,972    23,053,548(a,h)
Paychex, Inc.                        465,823    16,872,109
QUALCOMM, Inc.                       745,177    29,322,715
Salesforce.com, Inc.                  39,724     2,490,298(a)
Texas Instruments Incorporated        27,814       928,988
THQ, Inc.                             62,818     1,770,839(a)
Western Union Co.                    847,194    20,569,870
Yahoo! Inc.                          507,182    11,797,054(a)
                                               275,366,155


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

MATERIALS -- 1.2%

Alcoa, Inc.                           12,293  $     449,309
Allegheny Technologies
   Incorporated                       78,464     6,779,290
Cabot Corp.                           44,397     1,480,196
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                 6,608       676,924
Martin Marietta Materials, Inc.       19,214     2,547,776
Monsanto Co.                         164,464    18,368,984
Praxair, Inc.                         40,818     3,620,964
                                                33,923,443

TELECOMMUNICATION SERVICES -- 1.3%

American Tower Corp. (Class A)        52,857     2,251,708(a)
AT&T, Inc.                             9,220       383,183
Clearwire Corp. (Class A)             38,800       531,948(a)
NII Holdings Inc. (Class B)          581,856    28,115,282(a)
Sprint Nextel Corp. (Series 1)         3,618        47,504
Syniverse Holdings, Inc.             102,278     1,593,491(a)
Verizon Communications Inc.           23,511     1,027,196
                                                33,950,312

UTILITIES -- 0.5%

American Electric Power
   Company, Inc.                       6,761       314,792
Constellation Energy Group, Inc.       9,278       951,273
Dominion Resources, Inc.              38,064     1,806,137
DTE Energy Co.                        36,519     1,605,375
Edison International                  12,293       656,077
Entergy Corp.                          7,683       918,272
ITC Holdings Corp.                    84,072     4,743,342
PPL Corp.                             38,422     2,001,402
SCANA Corp.                           44,551     1,877,825
                                                14,874,495

TOTAL DOMESTIC EQUITY
   (COST $1,055,897,489)                     1,124,762,794

--------------------------------------------------------------------------------
FOREIGN EQUITY -- 29.1%
--------------------------------------------------------------------------------

COMMON STOCK -- 28.2%


CONSUMER DISCRETIONARY -- 1.9%

Accor S.A.                            30,760     2,460,005
China Travel International Inv     1,863,319     1,228,289
DaimlerChrysler AG (Regd.)            46,888     4,558,749
Esprit Holdings Ltd.                 144,000     2,158,873
Gafisa S.A.                           37,950       707,618
Koninklijke Philips Electronics N.V. 332,150     14,335,503
Koninklijke Philips
   Electronics N.V. ADR               19,800       846,450
LVMH Moet Hennessy
   Louis Vuitton S.A.                 29,994     3,625,744

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

Megainfo Holdings Ltd.             2,421,779  $     307,482(a)
ON*Media Corp.                        96,880       723,456(a)
Prajay Engineers Syndicate Ltd.       75,862       771,804
Reed Elsevier PLC                    229,859     3,109,103
Renault S.A.                          19,446     2,758,094
Swatch Group AG                       15,423     4,648,765
Toyota Motor Corp.                   172,988     9,352,795
Urbi Desarrollos Urbanos
   S.A. de C.V.                      187,037       646,060(a)
                                                52,238,790

CONSUMER STAPLES -- 2.4%

British American Tobacco PLC          25,422       994,389
China Mengniu Dairy
   Company Ltd.                      194,000       710,327
Diageo PLC                           389,532     8,374,340
Diageo PLC ADR                         4,917       422,026
Groupe Danone                        138,883    12,467,511
IOI Corp.                            453,550     1,062,901
ITC Ltd.                             197,723     1,056,462
Metro AG                              54,146     4,547,190
Nestle S.A. (Regd.)                   39,957    18,352,374
Nestle S.A. ADR                        6,608       756,616
Shinsegae Company Ltd.                   630       488,628(a)
Shiseido Company Ltd.                294,000     6,960,838
Tesco PLC                            776,265     7,374,626
Tiger Brands Ltd.                     30,649       753,405
                                                64,321,633

ENERGY -- 2.9%

Acergy S.A.                          295,410     6,596,584
BG Group, PLC                        463,941    10,620,493
CAT Oil AG                            32,562       716,490(a)
China Petroleum &
   Chemical Corp.                    414,000       624,393
China Shenhua Energy
   Company Ltd.                      140,500       838,776
LUKOIL ADR                            13,085     1,131,853
OAO Gazprom ADR                      196,412    11,136,561
Paladin Resources Ltd.               631,231     3,763,375(a)
Pan Asia Environmental
   Protection Group Ltd.           1,294,000       497,858(a)
PetroChina Company Ltd.               64,000       114,089
Petroleo Brasileiro S.A. ADR         149,525    14,387,295
Saipem S.p.A.                        357,927    14,354,319
Tesco Corp.                           57,461     1,647,407(a)
Thai Oil PCL                         290,300       745,464
Total S.A.                           145,594    12,097,161
                                                79,272,118

FINANCIALS -- 5.2%

Allianz AG (Regd.)                    10,714     2,317,549
AXA S.A.                             115,844     4,639,038
Banca Intesa S.p.A.                1,044,947     8,265,209


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                       December 31, 2007
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

Banco do Brasil S.A.                  46,192  $     788,897
Banco Santander Central
   Hispano S.A. (Regd.)              476,283    10,299,012
Bank of Yokohama Ltd.                565,012     3,965,174
BNP Paribas                           69,683     7,561,537
CapitaLand Ltd.                      834,000     3,632,763
China Vanke Company Ltd.             150,450       390,722
Chinatrust Financial Holding
   Company Ltd.                      657,000       466,906(a)
Credit Agricole S.A.                 115,181     3,884,998
Dubai Islamic Bank                   432,718     1,296,057
Egyptian Financial Group-
   Hermes Holding                    126,426     1,512,643
Emaar Properties                     209,944       851,758
Hung Poo Real Estate
   Development Corp.                 599,860       442,943
Kookmin Bank                          77,691     5,726,915(a)
Lloyds TSB Group, PLC                382,972     3,598,265
Megaworld Corp.                    5,034,677       457,421
Metropolitan Bank & Trust            334,700       441,942
Mitsubishi Estate Company Ltd.       435,982    10,517,580
Mitsubishi UFJ Financial Group,
  Inc.                             1,075,803    10,082,493
Nomura Holdings, Inc.                719,698    12,208,098
Ping An Insurance Group               82,500       884,526
Plaza Centers N.V.                   104,902       480,281(a)
Prudential PLC                       475,265     6,735,966
PT Bank Niaga                      7,931,553       760,010
Royal Bank of Scotland
   Group, PLC                        747,497     6,606,577
Samsung Fire & Marine
   Insurance Company Ltd.              4,300     1,162,224
Siam Commercial Bank PCL             383,400       973,154
Sony Financial Holdings Inc.           1,334     5,098,850(a)
Standard Bank Group, Ltd.             46,348       678,705
State Bank of India Ltd.               3,520       211,209
State Bank of India Ltd. GDR           5,284       644,648
Sumitomo Realty & Development
   Company Ltd.                      100,000     2,475,048
Sun Hung Kai Properties Ltd.         202,476     4,294,961
Swiss Reinsurance                     24,863     1,766,752
Tisco Bank PCL                        24,344        21,681
Tisco Bank PCL                       534,579       468,163
Unibail-Rodamco (REIT)                15,524     3,402,715
UniCredito Italiano S.p.A.         1,332,007    11,061,580
Woori Investment &
   Securities Co Ltd                  34,040       958,233
                                               142,033,203

HEALTHCARE -- 0.8%

GlaxoSmithKline PLC ADR               10,800       544,212
Novartis AG ADR                        3,534       191,932
Roche Holding AG                     101,726    17,575,061
Smith & Nephew PLC ADR                34,753     1,995,517
Teva Pharmaceutical
   Industries Ltd. ADR                19,895       924,720
Yuhan Corp.                            3,549       769,667(a)
                                                22,001,109

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

INDUSTRIALS -- 4.6%

ABB Ltd. (Regd.)                     364,922  $ 10,514,292
ABB Ltd. ADR                          24,587       708,106
ACS Actividades de Construccion
   y Servicios S.A.                    8,583       510,108
Alstom                                30,741     6,606,899
Asahi Glass Company Ltd.             346,005     4,642,720
Brambles Ltd.                        273,656     2,770,471
CAE, Inc.                            945,824    12,755,375
Canadian National Railway Co.        126,749     5,991,024
China Communications
   Construction Company Ltd.         567,080     1,498,172
China High Speed Transmission
   Equipment Group Company Ltd.      419,000     1,117,706(a)
China Infrastructure Machinery
   Holdings Ltd.                     219,013       347,167
Daewoo Shipbuilding & Marine
   Engineering Company Ltd.            8,237       454,067(a)
Doosan Heavy Industries and
   Construction Company Ltd.          12,310     1,657,027(a)
East Japan Railway Co.                   911     7,518,614
Empresas ICA Sociedad
   Controladora S.A. de C.V.         150,029       989,581(a)
Enka Insaat ve Sanayi AS              71,412     1,248,834
Fraser and Neave Ltd.                100,000       409,879
Gamuda BHD                           368,302       536,805
Group 4 Securicor PLC                587,489     2,862,243
Group 4 Securicor PLC                700,852     3,380,547
Hyundai Development Co.               12,160     1,188,654(a)
Hyunjin Materials Company Ltd.        20,425       877,181(a)
Italian-Thai Development PCL       1,125,594       277,347
Italian-Thai Development
   PCL NVDR                        1,470,847       360,234
IVRCL Infrastructures &
   Projects Ltd.                      52,279       741,310
Jaiprakash Associates Ltd.           127,905     1,380,297
Komatsu Ltd.                         151,075     4,111,068
Larsen & Toubro Ltd.                  40,782     4,309,451
Mitsubishi Heavy Industries Ltd.   1,195,000     5,145,191
Murray & Roberts Holdings Ltd.        44,260       660,563
Orascom Construction Industries       62,912     6,546,270
Orkla ASA                            184,682     3,579,801
Sandvik AB                           329,449     5,670,752
Schneider Electric S.A.               21,484     2,911,143
Siemens AG (Regd.)                    92,676    14,750,200
United Tractors Tbk PT               623,500       723,572
Vinci S.A.                            68,888     5,101,353
                                               124,854,024

INFORMATION TECHNOLOGY -- 2.3%

AAC Acoustic Technologies
   Holdings Inc.                     529,019       712,378(a)
Delta Electronics Inc.               286,207       979,481
HON HAI Precision Industry
   Company Ltd.                      204,240     1,271,994
Hoya Corp.                            41,500     1,322,472


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

Ibiden Company Ltd.                  135,394  $   9,392,682
Kingdee International Software
   Group Company Ltd.                    333           259
MediaTek Inc.                         79,245     1,028,601
Nidec Corp.                           47,313     3,506,706
Nintendo Company Ltd.                  1,400       838,383
Nokia OYJ                            454,177    17,610,065
Research In Motion Ltd.               83,259     9,441,571(a)
Samsung Electronics
   Company Ltd.                       12,970     7,703,991
Sohu.com Inc.                         12,272       669,069(a)
Taiwan Semiconductor
   Manufacturing Company Ltd.      3,210,914     6,137,806
Taiwan Semiconductor
   Manufacturing Company
   Ltd. ADR                           53,783       535,679
                                                61,151,137

MATERIALS -- 3.7%

Anglo Platinum Ltd.                   28,670     4,237,145
Barrick Gold Corp.                    32,511     1,367,088
Bayer AG                             135,499    12,387,590
BHP Billiton PLC                     541,895    16,676,646
China Grand Forest                 4,809,153     1,017,660(a)
Israel Chemicals Ltd.                 97,774     1,244,974
Linde AG                              69,855     9,237,796
Maanshan Iron & Steel                566,000       376,733
Makhteshim-Agan Industries Ltd.      107,775       989,268(a)
MMC Norilsk Nickel ADR                 3,987     1,079,480
Novozymes (Series B)                  54,674     6,239,207
PAN American Silver Corp.             11,137       389,015(a)
POSCO                                  1,090       669,569
Potash Corp of Saskatchewan           96,178    13,983,058
Rio Tinto PLC (Regd.)                 85,574     9,057,171
Samling Global Ltd.                1,130,000       227,525
Sinofert Holdings Ltd.             1,614,000     1,508,972
Syngenta AG (Regd)                    19,382     4,939,016
Toray Industries Inc.              1,760,998    13,792,895
Vedanta Resources PLC                 21,936       893,402
                                               100,314,210

TELECOMMUNICATION SERVICES -- 2.9%

America Movil S.A. de C.V.
   ADR (Series L)                    146,835     9,014,201
Bharti Airtel Ltd.                    58,879     1,478,884(a)
China Mobile Ltd.                    125,474     2,219,056
Hellenic Telecommunications
   Organization S.A.                 214,115     7,888,782
Mobile Telesystems OJSC ADR           36,122     3,676,858
MTN Group, Ltd.                      505,588     9,473,557
Orascom Telecom Holding SAE           79,821     1,329,663
Philippine Long Distance
   Telephone Co.                       3,120       240,000
Singapore Telecommunications Ltd.  2,007,003     5,577,138
Telekom Malaysia Bhd                 243,000       822,982

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

Telekomunikasi Indonesia
   Tbk PT (Series B)                 684,500  $    739,705
Telenor ASA                          798,790    19,087,636
Turkcell Iletisim Hizmet AS ADR       20,082       553,661
Vodafone Group, PLC                4,223,874    15,790,310
Vodafone Group, PLC ADR               10,449       389,957
                                                78,282,390

UTILITIES -- 1.5%

CEZ                                   16,084     1,206,338
E.ON AG                               59,489    12,662,823
First Philippine Holdings Corp.       46,724        82,071
National Grid PLC                    319,321     5,301,242
PNOC Energy Development Corp.      6,180,385       973,289
RWE AG                                20,287     2,847,419
Suez S.A.                             96,672     6,582,172
Veolia Environnement                 123,865    11,309,499
                                                40,964,853

TOTAL COMMON STOCK
   (COST $602,050,911)                         765,433,467


--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.9%
--------------------------------------------------------------------------------
All America Latina Logistica S.A.    308,300     3,990,579
Cia Vale do Rio Doce                  97,303     2,774,229
Cia Vale do Rio Doce ADR             548,064    15,334,830
NET Servicos de Comunicacao S.A.      42,466       517,703(a)
Petroleo Brasileiro S.A.              14,400       715,146

TOTAL PREFERRED STOCK
   (COST $12,256,848)                           23,332,487


TOTAL FOREIGN EQUITY
   (COST $614,307,759)                         788,765,954


                                  PRINCIPAL
                                     AMOUNT         VALUE
--------------------------------------------------------------------------------

BONDS AND NOTES -- 22.0%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 7.8%

U.S. Treasury Bonds
   4.50%    02/15/36            $    265,000     266,434(j)
   4.75%    02/15/37              20,703,000    21,667,759(j)
U.S. Treasury Notes
   3.63%    10/31/09              24,722,000    24,967,737(j)
   4.25%    09/30/12              31,215,000    32,305,339(j)
   4.50%    05/15/17               6,175,000     6,398,350(j)
   4.63%    11/15/09 - 02/15/17   53,819,000    55,979,254(j)
   4.75%    08/15/17              22,510,000    23,772,586(h,j)
   4.88%    06/30/12              43,318,000    45,939,173(h,j)
                                               211,296,632


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

FEDERAL AGENCIES -- 0.0%*

Federal Home Loan Mortgage Corp.
   4.88%    02/09/10            $    610,000  $     625,758

AGENCY MORTGAGE BACKED -- 6.8%

Federal Home Loan Mortgage Corp.
   4.50%    06/01/33 - 02/01/35      271,502       256,784(h)
   5.00%    07/01/35 - 10/01/35    7,999,437     7,810,674(h)
   5.50%    05/01/20                  88,461        89,597(h)
   6.00%    04/01/17 - 11/01/36      462,926       470,793(h)
   6.50%    01/01/27 - 08/01/36      964,703       993,478(h)
   7.00%    10/01/25 - 08/01/36      279,017       290,583(h)
   7.50%    11/01/09 - 09/01/33       43,496        46,250(h)
   8.00%    01/01/30 - 11/01/30       16,318        17,413(h)
   9.00%    10/01/25                     687           746(h)
   6.00%    TBA                    4,815,000     4,885,723(c)
Federal National Mortgage Assoc.
   4.00%    05/01/19 - 06/01/19      243,454       234,877(h)
   4.50%    05/01/18 - 02/01/35    1,789,410     1,736,118(h)
   5.00%    07/01/20 - 08/01/35    4,572,108     4,467,853(h)
   5.00%    07/01/35               1,086,742     1,098,654(h,i)
   5.10%    08/01/35                 713,375       717,471(h,i)
   5.26%    04/01/37                 581,289       585,660(i)
   5.44%    04/01/37                  52,991        53,486(i)
   5.50%    04/01/14 - 08/01/35    1,788,813     1,801,303(h)
   5.53%    04/01/37                 732,890       743,251(i)
   5.59%    04/01/37               1,304,589     1,326,123(i)
   5.62%    03/01/37                  45,285        45,854(i)
   5.63%    06/01/37                 956,006       971,132(i)
   5.66%    05/01/37                 380,525       386,344(i)
   5.68%    04/01/37                 472,805       480,683(i)
   5.70%    04/01/37                 904,610       919,110(i)
   5.71%    04/01/37                 752,871       765,015(i)
   5.72%    04/01/37                 234,619       238,862(i)
   5.85%    06/01/37               1,190,314     1,213,193(i)
   6.00%    09/01/19 - 08/01/35    4,426,561     4,500,179(h)
   6.04%    10/01/37               1,001,799     1,021,110(i)
   6.50%    09/01/17 - 08/01/36    2,265,254     2,333,763(h)
   7.00%    04/01/17 - 06/01/36      385,004       402,637(h)
   7.50%    12/01/09 - 03/01/34       96,059       101,307(h)
   8.00%    12/01/11 - 11/01/33       34,854        36,801(h)
   8.50%    06/01/30                     219           236(h)
   9.00%    06/01/09 - 12/01/22       14,380        15,155(h)
   5.00%    TBA                   22,815,000    22,407,426(c)
   5.50%    TBA                   52,514,000    52,562,358(c)
   6.00%    TBA                   40,902,000    41,534,572(c)
   6.50%    TBA                   14,390,000    14,790,215(c)
Government National
   Mortgage Assoc.
   4.50%    08/15/33 - 09/15/34      437,585       421,036(h)
   6.00%    04/15/27 - 09/15/36      624,858       640,265(h)
   6.50%    04/15/24 - 09/15/36      619,518       640,027(h)
   7.00%    03/15/12 - 10/15/36      601,127       627,945(h)
   8.00%    03/15/30                   3,351         3,628(h)
   9.00%    11/15/16 - 12/15/21       18,613        20,023(h)
   5.50%    TBA                    9,395,000     9,433,163(c)
                                               184,138,876

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.4%

Federal Home Loan Mortgage Corp.
   1.42%    04/15/37            $  1,893,880  $     143,199(g,i)
   1.72%    05/15/37               2,668,222       193,901(g,i)
   1.79%    04/25/37               1,511,832       114,568(g,i)
   2.12%    12/15/30                 383,267        23,954(g,h,i)
   2.75%    09/15/36               1,490,128       165,311(g,h,i)
   4.30%    12/15/33                  45,000        37,705(h,i)
   4.50%    04/15/13 - 03/15/19      396,107        26,320(g,h)
   5.00%    04/15/14 - 12/01/34    5,468,704     1,068,182(g,h)
   5.50%    04/15/17 - 06/15/33      195,297        29,898(g,h)
   5.50%    04/15/26               1,988,155     2,014,273
   7.50%    01/15/16                   7,855         8,138 (h)
   7.50%    07/15/27                   5,765         1,012(g,h)
   8.00%    02/01/23 - 07/01/24        4,095           929(g,h)
   8.61%    11/15/37               1,422,852     1,058,146(d,f)
   21.57%   09/25/43                 389,513         4,390(d,g,h,i)
Federal Home Loan Mortgage STRIPS
   6.04%    08/01/27                     936           759(d,f,h)
Federal National Mortgage Assoc.
   1.59%    05/25/37 - 06/25/37   23,217,387     1,537,203(g,i)
   1.91%    03/25/37               1,507,977       142,080(g,i)
   2.34%    07/25/37               3,985,404       370,523(g,i)
   2.74%    09/25/42                 211,489        16,589(g,h,i)
   2.79%    04/25/17 - 10/25/17      167,311        12,207(g,h,i)
   2.84%    08/25/16                  61,827         3,227(g,h,i)
   4.50%    05/25/18                 107,947         9,091(g,h)
   4.75%    11/25/14                  19,541           786(g,h)
   5.00%    02/25/32                  30,259         1,850(g,h)
   5.00%    10/25/35                 415,000       373,328
   5.50%    03/25/29 - 01/25/33    2,339,382     2,321,641
   8.00%    07/25/14                  16,235        16,378 (h)
   39.31%   12/25/42                 216,220         6,351(d,g,h,i)
Federal National Mortgage
   Assoc. (Class 2)
   5.50%    12/01/33 - 05/25/37      386,913        92,230 (g)
Federal National Mortgage
   Assoc. (Class S)
   2.24%    02/25/31                  69,374         3,596(g,h,i)
Federal National Mortgage
   Assoc. REMIC
   4.50%    11/25/13                  49,476         1,410(g,h)
   5.00%    10/25/22                 101,712        15,114(g,h)
   5.91%    03/25/31                  71,677        73,454(h,i)
Federal National Mortgage Assoc.
   REMIC (Class J)
   1080.91% 03/25/22                       4            15(g,h)
Federal National Mortgage Assoc.
   REMIC (Class K)
   1008.00% 05/25/22                       5           103(g,h)
Federal National Mortgage Assoc.
   STRIPS (Class 2)
   5.00%    08/01/34               5,416,465     1,384,584 (g)
   7.50%    11/01/23                  18,716         5,258(g,h)
   8.00%    08/01/23 - 07/01/24        8,798         2,069(g,h)
                                                11,279,772


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

ASSET BACKED -- 2.0%

American Express Credit Account
   Master Trust (Class A)
   5.02%    12/17/12              $5,000,000  $   4,970,211(h,i)
BA Credit Card Trust
   5.03%    08/15/12               9,500,000     9,420,215(h,i)
Bear Stearns Asset Backed
   Securities Inc. (Class A)
   5.24%    01/25/34                  14,031        13,449(h,i)
Capital Auto Receivables Asset Trust
   5.09%    05/15/11               8,000,000     7,958,752(h,i)
Capital One Auto Finance Trust
   5.03%    04/15/12               3,000,000     2,899,824(h,i)
Capital One Multi-Asset Execution
   Trust (Class A)
   5.06%    03/16/15                 490,000       484,043(h,i)
Carmax Auto Owner Trust
   4.35%    03/15/10                 154,000       153,469(h)
Citibank Credit Card Issuance Trust
   4.45%    04/07/10                  35,000        34,948(h)
Ford Credit Auto Owner Trust (Class A)
   5.07%    02/15/12               7,125,000     7,013,963(h,i)
Honda Auto Receivables Owner
   Trust (Class A)
   4.15%    10/15/10                 138,000       137,568(h)
Indymac Residential
   Asset Backed Trust
   5.04%    10/25/35               3,059,513     3,043,042(h,i)
   6.87%    04/25/37                 189,000        23,457(h,i)
JP Morgan Mortgage
   Acquisition Corp.
   5.02%    03/01/37               1,500,000     1,345,035(i)
Long Beach Mortgage Loan Trust
   5.15%    09/25/35                 718,574       711,700(h,i)
Mid-State Trust
   7.54%    07/01/35                   4,929         5,251(h)
Option One Mortgage Loan Trust
   5.00%    06/25/37               4,000,000     3,652,330(i)
Peco Energy Transition Trust
   6.52%    12/31/10                  50,000        53,011(h)
Residential Asset Mortgage
   Products, Inc.
   5.11%    03/25/34                   9,063         9,033(h,i)
Residential Asset Securities Corp.
   5.12%    01/25/36               2,427,533     2,259,503(h,i)
   5.37%    07/25/32                   8,057         7,519(h,i)
Residential Asset Securities
   Corp. (Class A)
   4.16%    07/25/30                  90,164        88,992(h,i)
SLM Student Loan Trust (Class A)
   5.04%    06/15/18                 222,624       221,378(h,i)
Superior Wholesale Inventory
   Financing Trust (Class A)
   5.21%    06/15/10               4,000,000     3,982,911(h,i)
Swift Master Auto Receivables
   Trust (Class A)
   5.13%    06/15/12               4,250,000     4,065,557(i)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Triad Auto Receivables Owner
   Trust (Class A)
   5.29%    02/12/14              $2,000,000  $   1,952,395(i)
Wells Fargo Home Equity Trust
   3.97%    05/25/34                  35,424        33,269(h,i)
                                                54,540,825

CORPORATE NOTES -- 2.5%

Abbey National PLC
   7.95%    10/26/29                 219,000       251,167(h)
American Electric Power
   Company, Inc. (Series C)
   5.38%    03/15/10               2,125,000     2,153,393(h)
American Electric Power
   Company, Inc. (Series D)
   5.25%    06/01/15               1,040,000     1,000,845(h)
American International Group, Inc.
   5.85%    01/16/18                 717,000       722,166
Appalachian Power Co. (Series G)
   3.60%    05/15/08                  20,000        19,858(h)
Archer-Daniels-Midland Co.
   6.45%    01/15/38                 477,000       487,675
Arizona Public Service Co.
   6.25%    08/01/16                 370,000       376,538(h)
AT&T, Inc.
   4.13%    09/15/09               1,800,000     1,782,937(h)
BAC CAP TRUST V
   5.63%    03/08/35                 925,000       784,760(h)
Bear Stearns Companies Inc.
   5.85%    07/19/10                 425,000       424,524(h)
   6.95%    08/10/12               1,555,000     1,598,851(h)
BellSouth Corp.
   4.20%    09/15/09                 735,000       730,469(h)
   6.55%    06/15/34                 510,000       525,477(h)
BJ Services Co.
   5.75%    06/01/11                 430,000       441,418(h)
Bristol-Myers Squibb Co.
   5.88%    11/15/36                 420,000       414,946(h)
British Telecommunications PLC
   8.63%    12/15/10                 170,000       186,114(h)
Burlington Northern Santa Fe Corp.
   6.75%    07/15/11               1,000,000     1,054,601(h)
Capital One Bank
   6.50%    06/13/13                  25,000        24,645(h)
Carolina Power & Light Co.
   5.15%    04/01/15                 810,000       803,471(h)
   5.70%    04/01/35                 155,000       149,547(h)
   6.13%    09/15/33                 190,000       194,026(h)
Chubb Corp.
   6.00%    05/11/37                 400,000       383,366(h)
Citigroup Capital
   8.30%    12/21/57                 244,000       257,692(i)
Citigroup, Inc.
   5.13%    02/14/11 - 05/05/14    3,805,000     3,747,984(h)
Consumers Energy Co.
   5.15%    02/15/17                 555,000       530,334(h)

See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

COX Communications, Inc.
   7.13%    10/01/12             $   505,000  $     540,032(h)
   7.75%    11/01/10                 375,000       401,112(h)
CSX Transportation, Inc.
   9.75%    06/15/20               1,021,000     1,318,182(h)
DaimlerChrysler NA Holding Corp.
   4.05%    06/04/08                 280,000       278,922(h)
Diageo Capital PLC
   5.20%    01/30/13                 454,000       456,971
Dominion Resources, Inc.
   5.69%    05/15/08                 370,000       370,818(h,k)
Dominion Resources, Inc. (Series B)
   6.30%    09/30/66               1,505,000     1,458,837(h,i)
Dover Corp.
   6.50%    02/15/11                 375,000       390,553(h)
Duke Energy Corp.
   5.38%    01/01/09                 160,000       161,088(h)
EI Du Pont de Nemours & Co.
   4.88%    04/30/14                 325,000       317,071(h)
El Paso Electric Co.
   6.00%    05/15/35                 270,000       252,413(h)
FirstEnergy Corp. (Series B)
   6.45%    11/15/11               2,040,000     2,106,537(h)
Goldman Sachs Group, Inc.
   6.60%    01/15/12               3,195,000     3,398,374(h)
   6.88%    01/15/11                 900,000       952,330(h)
GTE Corp.
   6.94%    04/15/28                 850,000       910,463(h)
   7.51%    04/01/09                 165,000       170,028(h)
HSBC Bank USA NA
   3.88%    09/15/09               1,175,000     1,159,673(h)
   4.63%    04/01/14               1,085,000     1,027,970(h)
HSBC Finance Corp.
   6.75%    05/15/11                 405,000       428,064(h)
HSBC Holdings PLC
   6.50%    05/02/36                 100,000        97,313(h)
Hydro Quebec
   8.05%    07/07/24                 820,000     1,070,183(h)
   8.50%    12/01/29               1,585,000     2,250,343(h)
ING Capital Funding TR III
   8.44%    12/29/49                 960,000     1,022,653(h,i)
ING Groep N.V.
   5.78%    12/29/49               1,265,000     1,176,673(h,i)
International Business
   Machines Corp.
   4.75%    11/29/12               1,300,000     1,308,718(h)
International Steel Group Inc.
   6.50%    04/15/14                 415,000       426,064
iStar Financial, Inc. (REIT)
   7.00%    03/15/08                 400,000       399,311(h)
JP Morgan Chase & Co.
   7.00%    11/15/09               1,130,000     1,176,464(h)
JP Morgan Chase Bank
   5.88%    06/13/16                 825,000       838,257
Kansas Gas & Electric
   5.65%    03/29/21                 417,836       403,744(h)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Lehman Brothers Holdings, Inc.
   5.00%    01/14/11              $1,150,000  $   1,135,829(h)
   6.20%    09/26/14                 375,000       384,892
Markel Corp.
   7.35%    08/15/34                 340,000       357,976(h)
Martin Marietta Materials, Inc.
   6.25%    05/01/37                 105,000        98,165
McDonald's Corp.
   5.80%    10/15/17                 450,000       464,101
Merck & Company, Inc.
   5.75%    11/15/36                 445,000       442,482(h)
Mizuho Financial Group
   Cayman Ltd.
   8.38%    12/29/49                 595,000       601,212
Morgan Stanley
   5.95%    12/28/17                 700,000       698,285
Munich Re America Corp. (Series B)
   7.45%    12/15/26                 315,000       350,554(h)
Nevada Power Co. (Series A)
   8.25%    06/01/11                 250,000       271,544(h)
Nevada Power Company (Series I)
   6.50%    04/15/12                 515,000       533,379(h)
Nisource Finance Corp.
   7.88%    11/15/10                 160,000       169,839(h)
Norfolk Southern Corp.
   6.00%    04/30/08                  20,000        20,070(h)
   8.63%    05/15/10                 485,000       527,488(h)
Norfolk Southern Railway Co.
   9.75%    06/15/20                  64,000        87,337(h)
Northeast Utilities (Series B)
   3.30%    06/01/08                  30,000        29,697(h)
NorthWestern Corp.
   5.88%    11/01/14                 200,000       197,126(h)
Pacific Bell
   7.13%    03/15/26                  55,000        58,253(h)
Pacific Gas & Electric Co.
   5.80%    03/01/37                 500,000       478,820
Pacificorp
   6.25%    10/15/37                 375,000       387,234
Pemex Finance Ltd.
   9.03%    02/15/11                 172,250       184,044(h)
Pemex Project Funding Master Trust
   7.88%    02/01/09                 158,000       162,784
Petrobras International Finance Co.
   5.88%    03/01/18                 685,000       685,260
Prudential Financial, Inc.
   5.70%    12/14/36                 485,000       425,434(h)
   6.10%    06/15/17                 415,000       417,426
Public Service Company of Colorado
   7.88%    10/01/12                 520,000       580,248(h)
Puget Sound Energy, Inc.
   3.36%    06/01/08                  30,000        29,759(h)
   5.48%    06/01/35                 130,000       112,253(h)
Puget Sound Energy, Inc. (Series A)
   6.97%    06/01/67                 830,000       743,977(i)
Royal Bank of Scotland Group PLC
   5.00%    10/01/14                 375,000       359,763(h)

See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Sovereign Capital Trust VI
   7.91%    06/13/36             $   945,000  $     913,486(h)
Sprint Capital Corp.
   7.63%    01/30/11               2,200,000     2,286,837
Standard Chartered Bank
   Hong Kong Ltd.
   4.38%    12/03/14                 380,000       376,276(i)
Telecom Italia Capital S.A.
   6.20%    07/18/11               1,175,000     1,208,941
Telefonica Emisiones SAU
   5.86%    02/04/13                 600,000       617,354
Time Warner, Inc.
   6.88%    05/01/12                  25,000        26,312(h)
TXU Electric Delivery Co.
   6.38%    05/01/12                 580,000       603,920(h)
UBS Preferred Funding Trust I
   8.62%    10/29/49                 495,000       528,976(i)
Valspar Corp.
   5.63%    05/01/12                 320,000       323,577
Verizon Global Funding Corp.
   7.25%    12/01/10                 900,000       963,690
Verizon Pennsylvania, Inc.
   8.35%    12/15/30                 210,000       251,369(h)
Verizon Pennsylvania, Inc.
   8.75%    08/15/31                 165,000       205,690(h)
Wal-Mart Stores, Inc.
   6.88%    08/10/09               1,000,000     1,043,086(h)
Wells Fargo & Co.
   5.63%    12/11/17                 240,000       241,665
Wells Fargo Bank NA
   5.95%    08/26/36               1,450,000     1,408,691(h)
Westar Energy, Inc.
   7.13%    08/01/09                 420,000       431,406(h)
Wisconsin Electric Power
   5.70%    12/01/36                 115,000       110,102(h)
                                                67,852,574

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.5%

Banc of America Commercial
   Mortgage Inc.
   4.13%    07/10/42               1,800,000     1,773,187(h)
   5.32%    10/10/11               1,300,000     1,302,975(h)
Banc of America Commercial
   Mortgage Inc. (Class A)
   5.79%    05/11/35               1,872,843     1,913,483(h)
Banc of America Commercial
   Mortgage Inc. (Class C)
   5.70%    04/10/17                 400,000       362,263(h)
Banc of America Funding Corp.
   5.74%    03/20/36                 193,839       200,349(h,i)
   5.82%    02/20/36                 345,563       341,302(h,i)
Banc of America Mortgage
   Securities (Class B)
   5.38%    01/25/36                 198,603       196,827(h,i)
   5.55%    02/25/36                 158,718       162,968(h,i)
Bank of America Alternative Loan Trust
   6.50%    07/25/35                 209,216       207,915(h)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Bear Stearns Asset Backed
   Securities Trust (Class A)
   5.04%    07/25/36             $ 7,414,897  $   7,302,751(h,i)
Bear Stearns Commercial
   Mortgage Securities
   5.41%    03/11/39               1,000,000     1,010,044(h,i)
   5.48%    10/12/41               1,500,000     1,510,997(h,i)
   5.53%    10/12/41               1,500,000     1,500,732(h,i)
   6.02%    02/14/31                  72,628        73,129(h)
Bear Stearns Commercial Mortgage
   Securities (Class A)
   5.47%    04/12/38                 700,000       707,981(h,i)
   5.66%    06/11/40               2,100,000     2,133,238(h,i)
Countrywide Alternative Loan Trust
   5.98%    05/25/36                  73,636        49,198(h,i)
   6.00%    03/25/36 - 08/25/36      423,157        93,812(h)
Countrywide Alternative Loan
   Trust (Class B)
   6.00%    05/25/36 - 08/25/36      227,016       121,491(h)
Credit Suisse Mortgage
   Capital Certificates
   5.47%    09/15/39                 682,000       687,329(h)
Credit Suisse Mortgage
   Capital Certificates (Class C)
   5.65%    02/25/36                 112,605        95,423(h,i)
Crusade Global Trust (Class A)
   5.41%    01/17/34               2,180,042     2,168,127(h,i)
CS First Boston Mortgage
   Securities Corp.
   5.25%    08/25/34                 226,842       224,071(h)
   5.33%    10/25/35                 167,215       134,470(h,i)
   6.13%    04/15/37                  50,000        51,856(h)
CS First Boston Mortgage
   Securities Corp. (Class A)
   5.44%    09/15/34                 595,366       602,289(h)
   6.53%    06/15/34                 600,000       625,088(h)
DLJ Commercial Mortgage Corp.
   6.24%    11/12/31                 204,172       205,184(h)
DLJ Commercial Mortgage
   Corp. (Class A)
   7.18%    11/10/33               1,617,453     1,692,526(h)
   7.62%    06/10/33               2,919,663     3,065,379(h)
GMAC Commercial Mortgage
   Securities, Inc.
   6.42%    05/15/35                 384,423       385,459(h)
   6.47%    04/15/34                 399,237       414,039(h)
GMAC Commercial Mortgage
   Securities, Inc. (Class X)
   5.29%    12/10/41               3,246,780        58,899(d,g,h,i)
Greenwich Capital Commercial
   Funding Corp.
   5.12%    04/10/37                 500,000       500,849(h)
Impac CMB Trust
   5.13%    04/25/35                 334,663       325,605(h,i)
Indymac INDA Mortgage Loan Trust
   5.14%    01/25/36                  99,765        89,714(h,i)


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Indymac INDA Mortgage Loan
   Trust (Class B)
   5.14%    01/25/36            $    107,746  $   101,648(h,i)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   6.47%    11/15/35                40,000         41,778(h)
LB-UBS Commercial Mortgage Trust
   4.06%    09/15/27               108,000       106,626(g,h,i)
   5.20%    01/18/12             4,585,120        96,976(d,g,h,i)
   5.26%    09/15/39             1,000,000     1,003,746  (h)
   5.42%    02/15/40               359,000       360,557
   5.53%    03/15/39             1,000,000     1,012,778  (h)
   5.66%    03/15/39             1,000,000     1,024,162(h,i)
   6.23%    03/15/26                53,000        53,525  (h)
LB-UBS Commercial Mortgage
   Trust (Class F)
   6.24%    07/15/40               475,000       408,379  (i)
LB-UBS Commercial Mortgage
   Trust (Class X)
   5.56%    09/15/39            20,981,588       606,802(d,h,i)
Master Alternative Loans Trust
   5.00%    08/25/18                49,084         7,531(g,h)
   6.50%    08/25/34 - 05/25/35    436,797       431,240  (h)
Master Alternative Loans
   Trust (Class 3)
   6.50%    01/25/35               102,184       101,976  (h)
Medallion Trust (Class A)
   5.04%    08/22/36             1,358,716     1,343,056(h,i)
Merrill Lynch Mortgage
   Trust (Class A)
   5.61%    05/12/39             1,000,000     1,015,927(h,i)
Merrill Lynch/Countrywide
   Commercial Mortgage
   Trust (Class A)
   5.49%    03/12/51             2,700,000     2,714,180  (i)
   5.75%    06/12/50             1,900,000     1,940,517  (i)
MLCC Mortgage Investors, Inc.
   5.37%    02/25/36               164,986       158,237(h,i)
Morgan Stanley Capital I
   5.28%    12/15/43             1,500,000     1,508,295(h,i)
   5.33%    12/15/43             1,500,000     1,497,764(h,i)
   5.39%    11/12/41             2,000,000     1,878,421(h,i)
   5.44%    02/12/44             1,000,000       997,701(b,i)
   5.45%    02/12/44             1,000,000     1,002,371  (i)
   5.69%    04/15/49             2,500,000     2,548,199  (i)
   5.71%    07/12/44               300,000       304,787  (h)
   6.53%    03/15/31               258,990       261,269  (h)
   7.11%    04/15/33                65,582        67,099  (h)
Morgan Stanley Capital I (Class A)
   5.36%    02/12/44             1,000,000     1,003,715  (i)
Morgan Stanley Dean
   Witter Capital I
   7.20%    10/15/33                45,011        46,885  (h)
MortgageIT Trust (Class A)
   5.17%    08/25/35             2,373,051     2,340,726(h,i)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Nomura Asset Securities
   Corp. (Class A)
   6.59%    03/15/30             $   230,759  $     231,294(h)
Opteum Mortgage Acceptance Corp.
   5.17%    02/25/35                 223,955       204,154(h,i)
PNC Mortgage Acceptance Corp.
   (Class A)
   6.36%    03/12/34               2,000,000     2,073,982
Residential Accredit Loans, Inc.
   6.00%    01/25/36                 242,887       201,958(h)
   6.04%    01/25/36                 108,434       112,996(h,i)
Residential Asset Securitization
   Trust (Class A)
   5.27%    05/25/35                 883,004       797,866(h,i)
Residential Funding Mortgage
   Security I
   5.75%    01/25/36                 228,312       189,877(h)
Wachovia Bank Commercial
   Mortgage Trust
   5.42%    04/15/47               2,000,000     2,000,160
Wachovia Bank Commercial
   Mortgage Trust (Class E)
   5.90%    02/15/51               1,485,000     1,284,759(i)
Washington Mutual Inc.
   5.21%    01/25/45                 122,635       116,368(h,i)
Wells Fargo Mortgage Backed
   Securities Trust
   5.39%    08/25/35                 472,020       458,935(h,i)
   5.50%    01/25/36 - 03/25/36      571,042       453,817(h)
Wells Fargo Mortgage Backed
   Securities Trust (Class B)
   5.50%    03/25/36                 976,852       819,365(h)
                                                67,223,353

SOVEREIGN BONDS -- 0.0%*

Government of Canada
   7.50%    09/15/29                 495,000       641,094
Government of Manitoba Canada
   4.90%    12/06/16                 330,000       338,320(h)
                                                   979,414

TOTAL BONDS AND NOTES
   (COST $595,875,116)                         597,937,204

                                     NUMBER
                                  OF SHARES         VALUE
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 1.1%
--------------------------------------------------------------------------------

Financial Select Sector SPDR Fund    177,242      5,127,611(m)
Industrial Select Sector SPDR Fund   606,648     23,756,336(m)

TOTAL EXCHANGE TRADED FUNDS
   (COST $25,529,349)                           28,883,947


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

TOTAL RETURN FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN -- 1.6%
--------------------------------------------------------------------------------


ASSET BACKED -- 1.3%
Bear Stearns Asset Backed
   Securities Inc.
   5.09%    11/25/35              $5,000,000  $   4,825,168(h,i)
Countrywide Asset-Backed
   Certificates
   4.98%    06/25/35               1,480,451     1,456,190(h,i)
Countrywide Asset-Backed
   Certificates (Class M)
   5.57%    06/26/33                 681,250       626,006(h,i)
Discover Card Master Trust I
   5.04%    04/15/10               3,000,000     2,982,113(h,i)
GSAA Trust
   4.93%    10/25/36               6,259,395     6,175,165(h,i)
GSAMP Trust
   4.98%    05/25/36               1,409,337     1,155,656(b,h,i)
GSR Mortgage Loan Trust
   5.07%    11/25/30               1,879,398     1,728,527(h,i)
Indymac Residential Asset
   Backed Trust
   4.99%    06/25/36               5,819,871     5,713,892(h,i)
Nissan Auto Lease Trust
   5.10%    02/15/13               6,310,000     6,216,334(i)
Waverly Community School (Class A)
   5.03%    02/25/37               4,333,558     4,003,782(h,i)
                                                34,882,833

CORPORATE NOTES -- 0.2%

Countrywide Financial Corp.
   5.20%    09/02/08               4,000,000     3,424,448(h,i)
Morgan Stanley
   4.93%    05/07/09               1,100,000     1,086,371(i)
                                                 4,510,819

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%

JP Morgan Alternative Loan Trust
   4.93%    08/25/36               1,107,882     1,105,883(h,i)
Residential Accredit Loans, Inc.
   5.05%    07/25/36               3,360,445     2,832,205(h,i)
                                                 3,938,088

TOTAL SECURITIES PURCHASED WITH
   COLLATERAL FROM SECURITIES ON LOAN
   (COST $45,743,956)                           43,331,740


TOTAL INVESTMENTS IN SECURITIES
   (COST $2,337,324,831)                     2,583,681,639

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 14.1%*
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 11.4%

GEI Short Term Investment Fund
   4.96%                         310,629,498  $ 310,629,498(d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -- 2.7%

GEI Short Term Investment Fund
   4.96%                          73,338,013     73,338,013(d,l)

TOTAL SHORT-TERM INVESTMENTS
   (COST $383,967,511)                          383,967,511


TOTAL INVESTMENTS
   (COST $2,721,292,342)                      2,967,649,150


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (9.3)%                                (253,657,566)
                                             --------------


NET ASSETS-- 100.0%                          $2,713,991,584
                                             ==============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI Total Return Fund had the following long futures contracts open at December 31, 2007:


                             NUMBER     CURRENT
                EXPIRATION     OF      NOTIONAL   UNREALIZED
DESCRIPTION        DATE     CONTRACTS    VALUE   DEPRECIATION
--------------------------------------------------------------------------------

S&P 500 Index
   Futures      March 2008     123   $45,423,900   $188,100)
U.S. Treasury
   Notes 2 Yr.
   Futures      March 2008     98     20,604,500      5,027
U.S. Treasury
   Notes 10 Yr.
   Futures      March 2008     305    34,584,141    124,085
                                                   --------
                                                   $(58,988)
                                                   ========

* The financial statement figure presented above for Short-Term Investments includes collateral received from transactions such as loans of portfolio securities and amounts held pending settlement of securities transactions. In evaluating the Fund's net cash level, portfolio management takes into account certain of the Fund's liabilities in excess of other assets, such as liabilities associated with loans of portfolio securities and securities pending settlement, and equitized cash. The Fund's net cash level is not expected to exceed 10%.


See Notes to Schedule of Investments on page 18 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2007
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.


(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007 , these securities amounted to $2,153,357 or 0.08% of net assets for the Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At December 31, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at December 31, 2007.

(j) All or a portion of the security is out on loan.

(k) Step coupon bond. Security becomes interest bearing at a future date.

(l) GE Asset Management (GEAM), the investment advisor of the Fund, also serves as investment advisor of the GEI Short-Term Investment Fund.

(m) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

*   Less than 0.1%.

+   Percentages are based on net assets as of December 31, 2007.



Abbreviations:

ADR        American Depository Receipt
GDR        Global Depository Receipt
NVDR       Non-Voting Depository Receipt
REGD.      Registered
REIT       Real Estate Investment Trust
REMIC      Real Estate Mortgage Investment Conduit
SPDR       Standard & Poors Depository Receipts
STRIPS     Separate Trading of Registered Interest and Principal of Security
TBA        To be Announced

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN FUND
                                                           -------------------------------------------------------------------------
                                                                                         CLASS 1
                                                           -------------------------------------------------------------------------
                                                              12/31/07      12/31/06      12/31/05       12/31/04      12/31/03
                                                           -------------------------------------------------------------------------
INCEPTION DATE                                                      --            --            --             --        7/1/85
Net asset value, beginning of period ....................       $17.69        $16.04        $15.97         $15.09        $12.68
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income .................................         0.35          0.36          0.23           0.20          0.16
  Net realized and unrealized gains/(losses)
   on investments .......................................         1.71          1.84          0.36           1.04          2.41
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ..........         2.06          2.20          0.59           1.24          2.57
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income .................................         0.35          0.31          0.23           0.20          0.16
  Net realized gains ....................................         0.79          0.24          0.29           0.16            --
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS .....................................         1.14          0.55          0.52           0.36          0.16

NET ASSET VALUE, END OF PERIOD ..........................       $18.61        $17.69        $16.04         $15.97        $15.09
====================================================================================================================================

TOTAL RETURN (A) ........................................        11.68%(B)    13.75%         3.67%          8.19%         20.31%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..............   $1,525,002    $1,390,230      $959,531       $515,506      $225,867
  Ratios to average net assets:
    Net investment income ...............................         2.20%         2.33%         1.89%          1.81%         1.58%
    Net Expenses ........................................         0.52%         0.48%         0.45%          0.49%         0.53%
    Gross Expenses ......................................         0.56%         0.53%         0.45%          0.49%         0.53%
  Portfolio turnover rate ...............................          176%          138%          146%           141%          115%

                                                   -------------------------    ------------------------      ----------------------
                                                              CLASS 2                    CLASS 3                      CLASS 4
                                                   -------------------------    ------------------------      ----------------------
                                                     12/31/07      12/31/06      12/31/07       12/31/06      12/31/07     12/31/06
                                                   ----------     ---------     ---------      ---------      --------     --------
INCEPTION DATE                                             --        5/1/06            --         5/1/06            --       5/1/06
Net asset value, beginning of period .............     $17.68        $17.03        $17.69         $17.03        $17.68       $17.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ..........................       0.38          0.26          0.35           0.12          0.33         0.26
  Net realized and unrealized gains/(losses)
   on investments ................................       1.67          0.94          1.69           1.10         1.73          0.92
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ...       2.05          1.20          2.04           1.22           2.06        1.18
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..........................       0.38          0.31          0.35           0.32          0.33         0.29
  Net realized gains .............................       0.79          0.24          0.79           0.24          0.79         0.24
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ..............................       1.17          0.55          1.14           0.56          1.12         0.53

NET ASSET VALUE, END OF PERIOD ...................     $18.56        $17.68        $18.59         $17.69        $18.62       $17.68
====================================================================================================================================

TOTAL RETURN (A) .................................      11.63%(B)      7.05%        11.56%(B)       7.17%        11.68%(B)     6.89%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .......    $15,281            $1    $1,173,708       $396,349            $1           $1
  Ratios to average net assets:
    Net investment income* .......................       1.75%         2.33%         2.04%          2.09%         2.06%        2.17%
    Net Expenses* ................................       0.56%         0.57%         0.61%          0.62%         0.67%        0.77%
    Gross Expenses* ..............................       0.59%         0.64%         0.65%          0.69%         0.73%        0.84%
  Portfolio turnover rate ........................        176%          138%          176%           138%          176%         138%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

(b) The total return includes .07% related to the purchases and sales of initial public offerings.

 *  Annualized for periods less than one year.


See Notes to Financial Statements.

Statement of Assets
and Liabilities DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------

                                                                                                            TOTAL
                                                                                                           RETURN
                                                                                                            FUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market* (cost $2,337,324,831) ..................................     $2,583,681,639
   Short-term affiliated investments (at amortized cost) ........................................        383,967,511
   Cash .........................................................................................             19,198
   Foreign cash (cost $1,206,480) ...............................................................          1,242,906
   Receivable for investments sold ..............................................................          1,856,812
   Income receivables ...........................................................................          7,586,333
   Receivable for fund shares sold ..............................................................          1,313,506
---------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS .............................................................................      2,979,667,905
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable upon return of securities loaned .....................................................        116,669,467
   Payable for investments purchased ............................................................        147,525,219
   Payable for fund shares redeemed .............................................................            111,073
   Payable to GEAM ..............................................................................          1,247,917
   Variation margin payable .....................................................................            122,247
   Other liabilities ............................................................................                398
---------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ........................................................................        265,676,321
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................................................     $2,713,991,584
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
   Capital paid in ..............................................................................      2,458,152,933
   Undistributed (distribution in excess of) net investment income ..............................             79,063
   Accumulated net realized gain (loss) .........................................................          9,429,412
   Net unrealized appreciation/(depreciation) on:
       Investments ..............................................................................        246,356,808
       Futures ..................................................................................            (58,988)
       Foreign currency related transactions ....................................................             32,356
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................................................     $2,713,991,584
---------------------------------------------------------------------------------------------------------------------------

CLASS 1:

NET ASSETS ......................................................................................      1,525,001,711
Shares outstanding ($0.01 par value; unlimited shares authorized) ...............................         81,926,948
Net asset value per share .......................................................................             $18.61

CLASS 2:

NET ASSETS ......................................................................................         15,280,837
Shares outstanding ($0.01 par value; unlimited shares authorized) ...............................            823,189
Net asset value per share .......................................................................             $18.56

CLASS 3:

NET ASSETS ......................................................................................      1,173,707,841
Shares outstanding ($0.01 par value; unlimited shares authorized) ...............................         63,135,115
Net asset value per share .......................................................................             $18.59

CLASS 4:

NET ASSETS ......................................................................................              1,195
Shares outstanding ($0.01 par value; unlimited shares authorized) ...............................                 64
Net asset value per share .......................................................................             $18.62

* Includes $114,309,812 of securities on loan.

See Notes to Financial Statements.

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------
                                                                                                TOTAL
                                                                                               RETURN
                                                                                                FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend .........................................................................   $  27,643,120
      Interest .........................................................................      19,374,063
      Interest from affliated investments* .............................................      15,145,880
      Less: Foreign taxes withheld .....................................................      (1,404,247)

---------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME .......................................................................      60,758,816
---------------------------------------------------------------------------------------------------------------------------

    EXPENSES:
      Advisory and administrative fees .................................................      7,277,652
      Distributors Fees (Notes 4)
         Class 1 .......................................................................      2,952,542
         Class 2 .......................................................................          5,916
         Class 3 .......................................................................      2,309,866
         Class 4 .......................................................................              4
      Transfer agent ...................................................................         35,912
      Director's fees ..................................................................         55,125
      Custody and accounting expenses                                                           464,960
      Professional fees ................................................................         97,195
      Registration expenses ............................................................         28,202
      Other expenses ...................................................................         87,090

---------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE WAIVER AND REIMBURSEMENT .....................................      13,314,464
---------------------------------------------------------------------------------------------------------------------------
      Less: Expenses waived or borne by the adviser ....................................        (850,608)
      Net expenses .....................................................................      12,463,856

---------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS) .......................................................      48,294,960
===========================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ...................................................................      100,622,662
         Futures .......................................................................      2,450,583
         Written options ...............................................................       (10,988)
         Foreign currency transactions .................................................      (125,167)
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ...................................................................      88,757,240
         Futures .......................................................................         49,533
         Foreign currency transactions .................................................         32,419

---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments ...........................      191,776,282
---------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................      $240,071,242
===========================================================================================================================


* Income attributable to security lending, net of rebate expenses, for the Total Return Fund $1,132,697.



See Notes to Financial Statements.

Statements of
Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          TOTAL
                                                                                                         RETURN
                                                                                                          FUND
---------------------------------------------------------------------------------------------------------------------------

                                                                                             YEAR ENDED         YEAR ENDED
                                                                                            DECEMBER 31,       DECEMBER 31,
                                                                                                2007               2006
---------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ..........................................................   $   48,294,960      $   30,879,471
     Net realized gain on investments, futures, written options,
       foreign currency transactions and swaps .......................................      102,937,090          34,835,590
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, foreign currency translation ........       88,839,192         115,639,111

---------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ....................................................      240,071,242         181,354,172
---------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class 1 .......................................................................      (27,215,414)        (23,735,343)
       Class 2 .......................................................................         (294,066)                (18)
       Class 3 .......................................................................      (20,800,343)         (6,765,709)
       Class 4 .......................................................................              (20)                (17)
     Net realized gains
       Class 1 .......................................................................      (60,978,922)        (18,619,381)
       Class 2 .......................................................................         (605,496)                (15)
       Class 3 .......................................................................      (46,682,897)         (5,194,867)
       Class 4 .......................................................................              (48)                (15)

---------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................................................     (156,577,206)        (54,315,365)
---------------------------------------------------------------------------------------------------------------------------

   Net increase in net assets from operations ........................................       83,494,036         127,038,807
---------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class 1 .......................................................................       46,393,598         289,978,256
       Class 2 .......................................................................       15,917,245               1,000
       Class 3 .......................................................................      702,792,548         372,387,466
       Class 4 .......................................................................               --               1,000
     Value of distributions reinvested
       Class 1 .......................................................................       88,194,336          42,354,257
       Class 2 .......................................................................          899,559                  32
       Class 3 .......................................................................       67,483,240          11,960,436
       Class 4 .......................................................................               68                  31
     Cost of shares redeemed
       Class 1 .......................................................................      (73,733,321)        (16,516,114)
       Class 2 .......................................................................         (941,263)                 --
       Class 3 .......................................................................       (3,089,360)           (155,188)

---------------------------------------------------------------------------------------------------------------------------
     Net increase from share transactions ............................................      843,916,650         700,011,176
---------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................................      927,410,686         827,049,983

NET ASSETS
   Beginning of period ...............................................................    1,786,580,898         959,530,915
---------------------------------------------------------------------------------------------------------------------------
   End of period .....................................................................   $2,713,991,584      $1,786,580,898
===========================================================================================================================

UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD .......   $       79,063      $      277,312
---------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)
Changes in Fund Shares
----------------------------------------------------------------------------------------------------------------------------
                                                                                                          TOTAL
                                                                                                         RETURN
                                                                                                          FUND
---------------------------------------------------------------------------------------------------------------------------

                                                                                              YEAR ENDED         YEAR ENDED
                                                                                             DECEMBER 31,       DECEMBER 31,
                                                                                                 2007               2006
---------------------------------------------------------------------------------------------------------------------------

CLASS 1:
Shares sold ..............................................................................     2,467,981       17,330,893
Issued for distributions reinvested ......................................................     4,749,306        2,390,195
Shares redeemed ..........................................................................    (3,869,587)        (952,918)

---------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ..............................................................     3,347,700       18,768,170
===========================================================================================================================
CLASS 2:
Shares sold ..............................................................................       822,308               59
Issued for distributions reinvested ......................................................        48,572                2
Shares redeemed ..........................................................................       (47,752)              --

---------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ..............................................................       823,128               61
===========================================================================================================================
CLASS 3:
Shares sold ..............................................................................    37,246,423       21,743,379
Issued for distributions reinvested ......................................................     3,637,911          674,968
Shares redeemed ..........................................................................      (158,444)          (9,122)

---------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ..............................................................    40,725,890       22,409,225
===========================================================================================================================
CLASS 4:
Shares sold ..............................................................................            --               59
Issued for distributions reinvested ......................................................             4                2
Shares redeemed ..........................................................................            --               --

---------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ..............................................................             4               61
===========================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund (the "Fund"), Income Fund, Money Market Fund and Real Estate Securities Fund. The Fund presently offers four classes of shares.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.

2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value.

All assets and liabilities of the Fund's initially expressed in foreign currency values will be converted into U.S. dollars at the WM exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may enter into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of the investment strategy, the Fund may invest in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The Fund may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contracts. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to purchase commitments for such underlying securities until

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


settlement date and for sales commitments, the Fund maintains equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.


At December 31, 2007, information on the tax cost of investments is as follows:

                                                                                                  Net Tax
                   Cost of                  Gross Tax                  Gross Tax                Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
---------------------------------------------------------------------------------------------------------------------------
               $2,723,284,034             $341,455,106               $(97,089,990)              $244,365,116


            Net Tax Appreciation/         Undistributed              Undistributed                  Post
              (Depreciation) on              Income/               Long-Term Gains/                October
            Derivatives, Currency         (Accumulated               (Accumulated                  Losses
            and Other Net Assets         Ordinary Loss)              Capital Loss)           (see Detail Below)
---------------------------------------------------------------------------------------------------------------------------
                   $31,880                  $135,296                  $11,362,592                 $(56,233)

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


As of December 31, 2007, the Fund has no capital loss carryovers.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund elected to defer losses incurred after October 31, 2007 as follows:

                 Capital            Currency
--------------------------------------------------------------------------------
                   $--               $56,233

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

             Ordinary        Long-Term
              Income        Capital Gains         Total
--------------------------------------------------------------------------------
2007       $63,569,771       $93,007,435      $156,577,206
2006        31,461,661        22,853,704        54,315,365

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, treatment of realized gains and losses on foreign currency transactions, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2007 were as follows:

           Undistributed
           (Distribution
           in Excess of)
          Net Investment             Accumulated
              Income              Net Realized Gain
--------------------------------------------------------------------------------
            $(183,366)                $183,366

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized respectively to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.

3.   LINE OF CREDIT

The Company shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or
(ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended December 31, 2007.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:

                    Annualized based on
                  average daily net assets
--------------------------------------------------------------------------------
           Average Daily             Advisory and
            Net Assets              Administration
              of Fund                    Fees
--------------------------------------------------------------------------------
        First $100 million               .50%
         Next $100 million               .45%
         Next $100 million               .40%
         Next $100 million               .35%
         Over $400 million               .30%

Pursuant to an expense limitation agreement with the Fund, GEAM has agreed to limit total operating expenses charged to Fund assets attributable to each class of shares (excluding class specific expenses such as Investor Service Plan Fees (for Class 1 shares), Distribution and Service (12b-1) Fees, and excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to 0.20% of the average daily net assets of the Fund attributable to such shares, in each case on an annual basis. Under the agreement, this expense limitation will continue until April 30, 2009, unless extended. The expense limitation agreement will terminate upon termination of the management agreement, or by the Fund without payment of penalty upon sixty (60) days written notice to GEAM. The agreement can only be changed with the approval of both the Fund's Board of Directors and GEAM.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2007, $31,837 was charged to the Fund.

INVESTOR SERVICE PLAN -- CLASS 1 SHARES The Company adopted an Investor Service Plan (the "Services Plan") on December 9, 2005 with respect to Class 1 shares of the Total Return Fund. The Services Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. The Services Plan provides that during any fiscal year, the amount of compensation paid under the Services Plan by the Total Return Fund Class 1 shares may not exceed the annual rate of 20% of the average daily net assets of the Total Return Fund attributable to such class shares.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Fund has adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to Class 2, 3 and 4 shares of the Fund. The Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GEAM and the Fund's principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rates applicable are 0.25% for Class 2 shares, 0.30% for Class 3 shares and 0.45% for Class 4 shares. Currently, Class 1 shares are not subject to a 12b-1 fee.

DIRECTORS' COMPENSATION The Fund pays no compensation to its Directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual Fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2007, were as follows:

                 Purchases               Sales
--------------------------------------------------------------------------------
              $4,510,924,439        $3,873,108,465

SECURITY LENDING At December 31, 2007, the Fund participated in securities lending:

                  Loaned
              securities at              Cash
               market value           collateral
--------------------------------------------------------------------------------
               $114,309,812          $116,669,753

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Total Return Fund, a series of GE Investments Funds, Inc., including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Total Return Fund as of December 31, 2007, the results of its operations, changes in its net assets and financial highlights for the years or periods described above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP


Boston, Massachusetts
February 25, 2008

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------


For the year ended December 31, 2007

SUMMARY

During the year ended December 31, 2007, the Fund paid to shareholders of record on December 26, 2007, the following long-term capital gain dividends 2007:


FUND NAME                                                  PER SHARE AMOUNT
-------------------------------------------------------------------------------
GE Investments Funds, Inc.-- Total Return Fund                 $0.67902

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


The Fund Board, including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory agreement with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2007.

In considering whether to approve the Fund's investment advisory agreement, the Board members, including the independent members, considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategy as the Fund.

Before approving the Fund's advisory agreement, the Board members reviewed the proposed continuance of the agreement with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The independent Board members discussed the proposed continuance in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning GEAM's investment process.

In reaching their determination relating to continuance of the agreement, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM, and the Board members, including the independent members, concurred that GEAM provides high quality advisory and administrative services to the Fund.

In connection with their consideration of GEAM's services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In light of these discussions, the Board members, including the independent members, concluded that GEAM's services were of a high quality and had benefited the Fund.

INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


indexes and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel, the investment style and approach employed and the likely market cycles for the investment style. The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability from the fees and services it provides to the Fund and the financial condition of GEAM for various past periods. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. In this regard, the Board members considered the expense limitation agreement between the Fund and GEAM pursuant to which GEAM has agreed to limit the total operating expenses of the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable and consistent across its business.

The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Funds of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members reviewed the applicable advisory fee breakpoints for the Fund and concluded that no changes were needed. The Board members recognized the economies of scale benefits derived by the Fund as a result of this fee structure. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In addition, the Board members considered their discussion with representatives of GEAM about the fees being charged to the Fund and, to the extent applicable, the effect, if any, of the Securities and Exchange Commission staff's interpretive guidance concerning soft dollars. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
-------------------------------------------------------------------------------


FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta


ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER

Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS

Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES

Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS

AND REAL ESTATE

John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)

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

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

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

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.



[GE LOGO OMITTED]

GE Investments Funds, Inc.

S&P 500 Index Fund



Annual Report

DECEMBER 31, 2007



[GE LOGO OMITTED

GE Investments Funds, Inc.
S&P 500 Index Fund                                                                                                  Contents
----------------------------------------------------------------------------------------------------------------------------------

NOTES TO PERFORMANCE .................................................................................................     1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ...........................................................................     2

NOTES TO SCHEDULE OF INVESTMENTS .....................................................................................    11

FINANCIAL STATEMENTS

     Financial Highlights ............................................................................................    12

     Statement of Assets and Liabilities .............................................................................    13

     Statement of Operations .........................................................................................    14

     Statements of Changes in Net Assets .............................................................................    15

     Notes to Financial Statements ...................................................................................    16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..............................................................    21

TAX INFORMATION ......................................................................................................    22

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL ........................................................................    23

ADDITIONAL INFORMATION ...............................................................................................    26

INVESTMENT TEAM ......................................................................................................    29



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2007
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500(R) Composite Price Index of stocks (S&P 500 Index) is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise the index.

The S&P 500 Index is a market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the S&P 500 Index Fund to track general stock market performance.



----------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUNDS.

S&P 500 Index Fund
--------------------------------------------------------------------------------

                                                                             Q&A


SSGA FUNDS MANAGEMENT, INC. ("SSGA FM") IS THE SUB- ADVISER FOR THE S&P 500 INDEX FUND. SSGA FM IS REGISTERED WITH THE SEC AS AN INVESTMENT ADVISER UNDER THE INVESTMENT ACT OF 1940 AND IS A WHOLLY OWNED SUBSIDIARY OF STATE STREET CORPORATION. THE FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS COMPOSED OF THE FOLLOWING MEMBERS: KARL SCHNEIDER AND JOHN TUCKER.

KARL SCHNEIDER, LEAD PORTFOLIO MANAGER FOR THE FUND, IS A VICE PRESIDENT OF STATE STREET GLOBAL ADVISORS AND A PRINCIPAL OF SSGA FM. KARL JOINED THE FIRM IN 1996 AND IS A MEMBER OF THE FIRM'S GLOBAL STRUCTURED PRODUCTS TEAM. KARL MANAGES A VARIETY OF THE FIRM'S DOMESTIC AND INTERNATIONAL PASSIVE FUNDS. KARL HOLDS A BACHELORS OF SCIENCE DEGREE IN FINANCE AND INVESTMENTS FROM BABSON COLLEGE AND ALSO A MASTER OF SCIENCE DEGREE IN FINANCE FROM THE CARROLL SCHOOL OF MANAGEMENT AT BOSTON COLLEGE. ADDITIONALLY, HE HOLDS A SERIES 3 LICENSE FROM THE NATIONAL FUTURES ASSOCIATION.

JOHN TUCKER, CFA, IS A VICE PRESIDENT OF SSGA AND A PRINCIPAL OF SSGA FM. JOHN JOINED THE FIRM IN 1988 AND IS HEAD OF US EQUITY MARKETS IN THE GLOBAL STRUCTURED PRODUCTS TEAM. HE IS ALSO RESPONSIBLE FOR ALL DERIVATIVE STRATEGIES AND EXCHANGE TRADED FUNDS. JOHN RECEIVED A BA IN ECONOMICS FROM TRINITY COLLEGE AND AN MS IN FINANCE FROM BOSTON COLLEGE. HE IS A MEMBER OF THE BOSTON SECURITY ANALYSTS SOCIETY AND THE CFA INSTITUTE.

Q. HOW DID THE S&P 500 INDEX FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2007?

A. For the twelve-month period ended December 31, 2007, the S&P 500 Index Fund returned 5.10%. The S&P 500 Index, the Fund's benchmark, returned 5.50% and the Fund's Lipper peer group of 57 S&P 500 Index Objective funds returned an average of 5.12% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED
    FUND PERFORMANCE?

A. After a tentative October and a highly volatile November, December brought little in the way of seasonal cheer for the financial markets, and a challenging 2007 ended in distinctly downbeat fashion. A tricky set of cross-currents kept U.S. investors on edge throughout the last quarter. Boosting market sentiment were additional cuts in short-term interest rates, solid earnings at several large growth companies, and inflows of fresh capital from flush overseas investors. Conversely, a steady diet of bad news from the housing market, a wave of huge write-downs at financial firms, and a renewed surge in commodity prices were all much more troublesome.

Q.  WHAT WERE THE PRIMARY DRIVERS OF
    FUND PERFORMANCE?

A. By utilizing a passive, full replication investment style, the Fund owns the same stocks and sectors in approximately the same weights as the S&P 500 Index. As of December 31, 2007, the four largest sectors in the S&P 500 Index were Financials (+17.6%), Information Technology (+16.7%), Energy (+12.9%) and Healthcare (+12.0%). The highest returning sector for the last twelve months was Energy (+32%) followed by Materials (+19%). The lowest returning sectors were Financials (-20%) and Consumer Discretionary (-14%).

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. Over the last twelve-month period, there were 39 index addition/deletion changes announced by Standard & Poors that impacted the Fund. Not all the additions and deletions were bought and sold in the Fund, however, as many changes were as a result of a merger or acquisition, or a spin-off involving another S&P500 constituent. Additionally, there were numerous index share changes throughout the period, as well as at each quarter's end. Many of the share changes also required no trading, as the weight change within the portfolio was negligible.

S&P 500 Index Fund
-------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JULY 1, 2007 - DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                    THE PERIOD ($)                 THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                           984.47                           1.96
---------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,022.98                           1.99
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.39% (FROM PERIOD JULY 1, 2007 - DECEMBER 31, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2007 WAS: (1.55)%.

S&P 500 Index Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

               GEI S&P 500 INDEX         S&P 500 INDEX
12/97               $10000                   $10000
12/98                12824                    12870
12/99                15467                    15581
12/00                14009                    14150
12/01                12291                    12465
12/02                 9542                     9710
12/03                12240                    12499
12/04                13520                    13859
12/05                14130                    14541
12/06                16310                    16837
12/07                17141                    17763


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                ONE        FIVE         TEN
                               YEAR        YEAR        YEAR
--------------------------------------------------------------------------------
S&P 500 Index Fund              5.10%      12.43%      5.54%
--------------------------------------------------------------------------------
S&P 500 Index                   5.50%      12.84%      5.91%
--------------------------------------------------------------------------------
Lipper peer group average*      5.12%      12.39%      5.59%
--------------------------------------------------------------------------------
Inception date               4/15/85
--------------------------------------------------------------------------------


S&P 500 Index Fund (ending value $17,141)
S&P 500 Index (ending value $17,763)


INVESTMENT PROFILE

A fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Index by investing at least 80% of its net assets in equity securities of companies contained in that Index.


TOP TEN LARGEST HOLDINGS
(EXCLUDES SHORT-TERM INVESTMENTS)
AS OF DECEMBER 31, 2007
as a % of Market Value
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       3.90%
--------------------------------------------------------------------------------
 General Electric Co.                                    2.85%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         2.18%
--------------------------------------------------------------------------------
 AT&T, Inc.                                              1.92%
--------------------------------------------------------------------------------
 Procter & Gamble Co.                                    1.74%
--------------------------------------------------------------------------------
 Chevron Corp.                                           1.50%
--------------------------------------------------------------------------------
 Johnson & Johnson                                       1.45%
--------------------------------------------------------------------------------
 Bank of America Corp.                                   1.40%
--------------------------------------------------------------------------------
 Apple Computer, Inc.                                    1.32%
--------------------------------------------------------------------------------
 Cisco Systems, Inc.                                     1.25%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF DECEMBER 31, 2007
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $447,465 (in thousands)

[PIE CHART OMITTED PLOT POINTS FOLLOWS]

Financials 17.3%
Information Technology 16.4%
Energy 12.6%
Healthcare 11.7%
Industrials 11.3%
Consumer Staples 10.0%
Consumer Discretionary 8.3%
Telecommunication Services 3.6%
Utilities 3.5%
Materials 3.3%
Short-Term 2.0%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR, FIVE-YEAR AND TEN-YEAR PERIODS INDICATED IN THE S&P 500 INDEX OBJECTIVE FUNDS PEER GROUP CONSISTING OF 57, 49 AND 23 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

S&P 500 INDEX FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                               S&P 500 INDEX FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 98.1%+
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 8.4%

Abercrombie & Fitch Co. (Class A)      3,000   $   239,910
Amazon.Com, Inc.                      10,400       963,456(a)
Apollo Group, Inc. (Class A)           4,700       329,705(a)
Autonation, Inc.                       4,772        74,730(a)
Autozone, Inc.                         1,444       173,150(a)
Bed Bath & Beyond, Inc.                9,400       276,266(a)
Best Buy Company, Inc.                11,900       626,535
Big Lots, Inc.                         3,900        62,361(a)
Black & Decker Corp.                   2,307       160,683
Brunswick Corp.                        3,368        57,424
Carnival Corp.                        15,000       667,350
CBS Corp.                             23,309       635,170
Centex Corp.                           4,120       104,071
Circuit City Stores, Inc.              5,226        21,949
Clear Channel Communications, Inc.    17,200       593,744
Coach, Inc.                           12,600       385,308(a)
Comcast Corp. (Class A)              105,458     1,925,663(a)
D.R. Horton, Inc.                      9,700       127,749
Darden Restaurants, Inc.               5,029       139,354
Dillard's, Inc. (Class A)              2,295        43,100
DIRECTV Group, Inc.                   24,300       561,816(a)
Eastman Kodak Co.                     10,175       222,527
Expedia, Inc.                          7,100       224,502(a)
Family Dollar Stores, Inc.             5,000        96,150
Ford Motor Co.                        70,699       475,804(a)
Fortune Brands, Inc.                   5,141       372,003
GameStop Corp. (Class A)               5,400       335,394(a)
Gannett Company, Inc.                  8,008       312,312
General Motors Corp.                  19,547       486,525
Genuine Parts Co.                      5,596       259,095
Goodyear Tire & Rubber Co.             7,319       206,542(a)
H&R Block, Inc.                       11,408       211,847
Harley-Davidson, Inc.                  8,500       397,035
Harman International
   Industries Inc.                     1,900       140,049
Harrah's Entertainment, Inc.           6,435       571,106
Hasbro, Inc.                           4,696       120,124
Home Depot, Inc.                      57,618     1,552,229
IAC/InterActiveCorp.                   6,300       169,596(a)
International Game Technology         10,600       465,658
Interpublic Group of
   Companies, Inc.                    16,830       136,491(a)
J.C. Penney Company, Inc.              7,587       333,752
Johnson Controls, Inc.                20,446       736,874
Jones Apparel Group, Inc.              2,400        38,376
KB Home                                2,860        61,776
Kohl's Corp.                          10,900       499,220(a)
Leggett & Platt, Incorporated          6,300       109,872
Lennar Corp. (Class A)                 4,800        85,872

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Limited Brands, Inc.                  10,688  $    202,324
Liz Claiborne Inc.                     3,830        77,941
Lowe's Companies, Inc.                50,056     1,132,267
Macy's, Inc.                          14,830       383,652
Marriott International Inc.
  (Class A)                          10,9443        74,066
Mattel, Inc.                          12,251       233,259
McDonald's Corp.                      40,490     2,385,266
McGraw-Hill Companies Inc.            11,121       487,211
Meredith Corp.                         1,298        71,364
New York Times Co. (Class A)           5,188        90,946
Newell Rubbermaid Inc.                 9,556       247,309
News Corp. (Class A)                  78,900     1,616,661
Nike Inc. (Class B)                   13,108       842,058
Nordstrom, Inc.                        6,292       231,105
Office Depot, Inc.                     9,800       136,318(a)
OfficeMax, Inc.                        2,623        54,191
Omnicom Group, Inc.                   11,300       537,089
Polo Ralph Lauren Corp. (Class A)      2,100       129,759
Pulte Homes, Inc.                      7,388        77,870
RadioShack Corp.                       4,656        78,500
Sears Holdings Corp.                   2,619       267,269(a)
Snap-On Incorporated                   2,009        96,914
Staples, Inc.                         24,250       559,448
Starbucks Corp.                       24,698       505,568(a)
Starwood Hotels & Resorts
   Worldwide, Inc.                     6,700       295,001
Target Corp.                          28,249     1,412,450
The E.W. Scripps Co. (Class A)         2,900       130,529
The Gap, Inc.                         15,679       333,649
The Sherwin-Williams Co.               3,563       206,797
The Stanley Works                      2,826       137,004
The Walt Disney Co.                   64,779     2,091,066
Tiffany & Co.                          4,500       207,135
Time Warner, Inc.                    123,714     2,042,518(d)
TJX Companies, Inc.                   15,180       436,121
VF Corp.                               3,102       212,983
Viacom Inc. (Class B)                 22,513       988,771(a)
Washington Post Co. (Class B)            190       150,372
Wendy's International, Inc.            2,731        70,569
Whirlpool Corp.                        2,743       223,911
Wyndham Worldwide Corp.                5,949       140,158
Yum! Brands, Inc.                     17,229       659,354
                                                37,346,968

CONSUMER STAPLES -- 10.0%

Altria Group, Inc.                    71,779     5,425,057
Anheuser-Busch Companies, Inc.        24,942     1,305,464(d)
Archer-Daniels-Midland Co.            21,586     1,002,238
Avon Products, Inc.                   14,828       586,151
Brown-Forman Corp. (Class B)           2,758       204,395
Campbell Soup Co.                      7,676       274,263
Clorox Co.                             4,684       305,256
Coca-Cola Enterprises, Inc.            9,900       257,697
Colgate-Palmolive Co.                 17,272     1,346,525
ConAgra Foods, Inc.                   16,768       398,911
Constellation Brands, Inc.
  (Class A)                            6,800       160,752(a)
Costco Wholesale Corp.                14,866     1,037,052


See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------



CVS Corp.                             50,127  $  1,992,548
Dean Foods Co.                         4,700       121,542
General Mills, Inc.                   11,222       639,654
HJ Heinz Co.                          10,897       508,672
Kellogg Co.                            9,090       476,589
Kimberly-Clark Corp.                  14,436     1,000,992
Kraft Foods, Inc. (Class A)           52,629     1,717,284
McCormick & Company, Inc.              4,300       163,013
Molson Coors Brewing Co. (Class B)     4,798       247,673
Pepsi Bottling Group, Inc.             4,700       185,462
PepsiCo, Inc.                         55,074     4,180,117
Procter & Gamble Co.                 105,849     7,771,434
Reynolds American Inc.                 5,700       375,972
Safeway Inc.                          15,000       513,150
Sara Lee Corp.                        24,557       394,385
Supervalu Inc.                         7,313       274,384
Sysco Corp.                           20,944       653,662
The Coca-Cola Co.                     67,851     4,164,016(d)
The Estee Lauder Companies Inc.
   (Class A)                           4,100       178,801
The Hershey Co.                        5,884       231,830
The Kroger Co.                        23,066       616,093
Tyson Foods, Inc. (Class A)            8,900       136,437
UST Inc.                               5,479       300,249
Walgreen Co.                          33,800     1,287,104
Wal-Mart Stores, Inc.                 80,487     3,825,547
Whole Foods Market, Inc.               4,900       199,920
WM Wrigley Jr. Co.                     7,285       426,537
                                                44,886,828

ENERGY -- 12.6%

Anadarko Petroleum Corp.              15,656     1,028,443
Apache Corp.                          11,248     1,209,610
Baker Hughes Incorporated             10,750       871,825
BJ Services Co.                        9,700       235,322
Chesapeake Energy Corp.               15,600       611,520
Chevron Corp.                         71,958     6,715,840
ConocoPhillips                        54,497     4,812,085
Consol Energy, Inc.                    6,000       429,120
Devon Energy Corp.                    15,192     1,350,721
El Paso Corp.                         24,182       416,898
ENSCO International Inc.               5,100       304,062
EOG Resources, Inc.                    8,400       749,700
Exxon Mobil Corp.                    186,275    17,452,105(d)
Halliburton Co.                       30,391     1,152,123
Hess Corp.                             9,370       945,058(d)
Marathon Oil Corp.                    23,842     1,451,024
Murphy Oil Corp.                       6,400       542,976
Nabors Industries Ltd.                 9,300       254,727(a)
National Oilwell Varco, Inc.          12,200       896,212(a)
Noble Corp.                            9,100       514,241
Noble Energy, Inc.                     5,900       469,168
Occidental Petroleum Corp.            28,120     2,164,959
Peabody Energy Corp.                   9,000       554,760
Range Resources Corp.                  5,000       256,800
Rowan Companies, Inc.                  3,877       152,986
Schlumberger Ltd.                     40,660     3,999,724

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Smith International, Inc.              6,800  $    502,180
Spectra Energy Corp.                  21,477       554,536
Sunoco, Inc.                           3,976       288,021
Tesoro Corp.                           4,800       228,960
The Williams Companies, Inc.          20,586       736,567
Transocean, Inc.                      10,610     1,518,822
Valero Energy Corp.                   18,800     1,316,564
Weatherford International Ltd.        11,600       795,760(a)
XTO Energy, Inc.                      16,541       849,559
                                                56,332,978

FINANCIALS -- 17.3%

ACE Ltd.                              11,200       691,936
AFLAC Incorporated                    16,700     1,045,921
Allstate Corp.                        19,378     1,012,113(d)
AMBAC Financial Group, Inc.            3,600        92,772
American Capital Strategies Ltd.       6,200       204,352
American Express Co.                  39,796     2,070,188(d)
American International Group, Inc.    86,417     5,038,111(d)
Ameriprise Financial, Inc.             8,104       446,611
AON Corp.                             10,136       483,386
Apartment Investment &
   Management Co. (Class A) (REIT)     3,400       118,082
Assurant, Inc.                         3,200       214,080
AvalonBay Communities, Inc. (REIT)     2,800       263,592
Bank of America Corp.                151,293     6,242,349
Bank of New York Mellon Corp.         38,903     1,896,910
BB&T Corp.                            18,600       570,462
Boston Properties, Inc. (REIT)         4,100       376,421
Capital One Financial Corp.           13,125       620,288
CB Richard Ellis Group, Inc.
   (Class A)                           6,500       140,075(a)
Charles Schwab Corp.                  32,211       822,991
Chubb Corp.                           13,194       720,129
Cincinnati Financial Corp.             5,592       221,108
CIT Group, Inc.                        6,600       158,598
Citigroup, Inc.                      170,105     5,007,891(d)
CME Group Inc.                         1,861     1,276,646
Comerica Incorporated                  5,156       224,441
Commerce Bancorp Inc.                  6,300       240,282
Countrywide Financial Corp.           19,698       176,100
Developers Diversified Realty
   Corp. (REIT)                        4,400       168,476
Discover Financial Services           16,798       253,314
E*Trade Financial Corp.               15,100        53,605(a)
Equity Residential (REIT)              9,400       342,818
Federal Home Loan
   Mortgage Corp.                     21,765       741,534
Federal National Mortgage Assoc.      32,876     1,314,382
Federated Investors Inc. (Class B)     3,100       127,596
Fifth Third Bancorp                   18,416       462,794
First Horizon National Corp.           4,400        79,860
Franklin Resources, Inc.               5,600       640,808
General Growth Properties,
   Inc. (REIT)                         8,500       350,030
Genworth Financial, Inc. (Class A)    14,900       379,205
Goldman Sachs Group, Inc.             13,541     2,911,992


See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Hartford Financial Services
   Group, Inc.                        10,804  $    942,001
Host Hotels & Resorts Inc. (REIT)     18,000       306,720
Hudson City Bancorp, Inc.             17,900       268,858
Huntington Bancshares
   Incorporated                       12,934       190,906
IntercontinentalExchange, Inc.         2,400       462,000(a)
Janus Capital Group, Inc.              5,100       167,535
JP Morgan Chase & Co.                114,452     4,995,830(d)
Keycorp                               13,428       314,887
Kimco Realty Corp. (REIT)              8,500       309,400
Legg Mason, Inc.                       4,600       336,490
Lehman Brothers Holdings, Inc.        18,000     1,177,920
Leucadia National Corp.                5,500       259,050
Lincoln National Corp.                 9,242       538,069
Loews Corp.                           14,996       754,899
M&T Bank Corp.                         2,600       212,082
Marsh & McLennan
   Companies, Inc.                    17,569       465,051
Marshall & Ilsley Corp.                9,200       243,616
MBIA Inc.                              4,535        84,487
Merrill Lynch & Company, Inc.         29,334     1,574,649
Metlife, Inc.                         25,200     1,552,824
MGIC Investment Corp.                  2,959        66,370
Moody's Corp.                          7,484       267,179
Morgan Stanley                        35,896     1,906,437
National City Corp.                   21,291       350,450
Northern Trust Corp.                   6,500       497,770
NYSE Euronext                          9,000       789,930
Plum Creek Timber
   Company, Inc. (REIT)                5,700       262,428
PNC Financial Services Group, Inc.    11,608       762,065
Principal Financial Group, Inc.        9,100       626,444
Prologis (REIT)                        8,800       557,744
Prudential Financial, Inc.            15,600     1,451,424
Public Storage, Inc. (REIT)            4,300       315,663
Regions Financial Corp.               24,068       569,208
Safeco Corp.                           3,081       171,550
Simon Property Group, Inc. (REIT)      7,700       668,822
SLM Corp.                             14,200       285,988
Sovereign Bancorp, Inc.               12,850       146,490
State Street Corp.                    13,200     1,071,840(c)
SunTrust Banks, Inc.                  11,729       732,945
Synovus Financial Corp.               10,750       258,860
T Rowe Price Group, Inc.               9,100       554,008
The Bear Stearns Companies Inc.        3,969       350,264
The Progressive Corp.                 23,573       451,659
Torchmark Corp.                        3,072       185,948
Travelers Companies, Inc.             22,199     1,194,306
UnumProvident Corp.                   11,989       285,218
US Bancorp                            58,899     1,869,454
Vornado Realty Trust (REIT)            4,600       404,570
Wachovia Corp.                        67,588     2,570,372
Washington Mutual Inc.                30,081       409,402
Wells Fargo & Co.                    115,536     3,488,032
XL Capital Ltd.                        6,200       311,922
Zions Bancorporation                   3,700       172,753
                                                77,367,038

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

HEALTHCARE -- 11.7%

Abbott Laboratories                   52,596  $  2,953,265(d)
Aetna, Inc.                           17,208       993,418
Allergan, Inc.                        10,604       681,201
AmerisourceBergen Corp.                5,542       248,670
Amgen, Inc.                           37,148     1,725,153(a,d)
Applera Corp - Applied
   Biosystems Group                    5,603       190,054
Barr Pharmaceuticals, Inc.             3,500       185,850(a)
Baxter International, Inc.            21,848     1,268,276
Becton Dickinson & Co.                 8,370       699,565
Biogen Idec, Inc.                      9,800       557,816(a)
Boston Scientific Corp.               46,060       535,678(a)
Bristol-Myers Squibb Co.              67,008     1,777,052(d)
C.R. Bard, Inc.                        3,502       331,990
Cardinal Health, Inc.                 12,201       704,608
Celgene Corp.                         13,200       609,972(a)
Cigna Corp.                            9,689       520,590
Coventry Healthcare, Inc.              5,100       302,175(a)
Covidien Ltd.                         17,059       755,543
Eli Lilly & Co.                       33,616     1,794,758
Express Scripts, Inc.                  8,800       642,400(a)
Forest Laboratories, Inc.             10,900       397,305(a)
Genzyme Corp.                          9,000       669,960(a)
Gilead Sciences, Inc.                 31,400     1,444,714(a)
Hospira, Inc.                          5,539       236,183(a)
Humana Inc.                            5,627       423,769(a)
IMS Health Inc.                        6,957       160,289
Johnson & Johnson                     97,527     6,505,051
King Pharmaceuticals, Inc.             8,833        90,450(a)
Laboratory Corp of
   America Holdings                    4,000       302,120(a)
McKesson Corp.                         9,802       642,129
Medco Health Solutions, Inc.           9,183       931,156(a)
Medtronic Inc.                        38,532     1,937,004
Merck & Company, Inc.                 74,250     4,314,668
Millipore Corp.                        1,945       142,335(a)
Mylan Laboratories Inc.                8,800       123,728
Patterson Companies, Inc.              4,900       166,355(a)
PerkinElmer, Inc.                      4,410       114,748
Pfizer Inc.                          232,721     5,289,748
Quest Diagnostics Inc.                 5,400       285,660
Schering-Plough Corp.                 55,402     1,475,909(d)
St. Jude Medical, Inc.                11,492       467,035(a)
Stryker Corp.                          8,152       609,117
Tenet Healthcare Corp.                16,695        84,811(a)
Thermo Electron Corp.                 14,328       826,439(a)
UnitedHealth Group, Inc.              44,276     2,576,863
Varian Medical Systems, Inc.           4,100       213,856(a)
Waters Corp.                           3,300       260,931(a)
Watson Pharmaceuticals, Inc.           3,600        97,704(a)
WellPoint, Inc.                       19,500     1,710,735(a)
Wyeth                                 45,554     2,013,031(d)
Zimmer Holdings, Inc.                  7,900       522,585(a)
                                                52,514,422


See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

INDUSTRIALS -- 11.3%

Allied Waste Industries, Inc.          9,000  $     99,180(a)
Avery Dennison Corp.                   3,655       194,227
Boeing Co.                            26,382     2,307,370(d)
Burlington Northern
   Santa Fe Corp.                     10,174       846,782
Caterpillar, Inc.                     21,732     1,576,874
CH Robinson Worldwide, Inc.            5,700       308,484
Cintas Corp.                           4,800       161,376
Cooper Industries Ltd.                 6,042       319,501
CSX Corp.                             14,239       626,231
Cummins, Inc.                          3,578       455,730
Danaher Corp.                          8,400       737,016
Deere & Co.                           15,040     1,400,525
Dover Corp.                            7,058       325,303
Eaton Corp.                            5,000       484,750
Emerson Electric Co.                  26,948     1,526,874
Equifax, Inc.                          4,300       156,348
Expeditors International
   Washington, Inc.                    7,400       330,632
FedEx Corp.                           10,460       932,718
Fluor Corp.                            3,052       444,737
General Dynamics Corp.                13,764     1,224,858
General Electric Co.                 344,526    12,771,579(f)
Goodrich Corp.                         4,101       289,572
Honeywell International Inc.          25,543     1,572,683
Illinois Tool Works Inc.              14,017       750,470
Ingersoll-Rand Company Ltd.
   (Class A)                           9,196       427,338
ITT Corp.                              6,226       411,165
Jacobs Engineering Group, Inc.         4,100       392,001(a)
L-3 Communications
   Holdings, Inc.                      4,200       444,948
Lockheed Martin Corp.                 11,852     1,247,542
Masco Corp.                           12,490       269,909
Monster Worldwide, Inc.                4,400       142,560(a)
Norfolk Southern Corp.                13,118       661,672
Northrop Grumman Corp.                11,722       921,818
Paccar Inc.                           12,522       682,199
Pall Corp.                             4,278       172,489
Parker Hannifin Corp.                  5,872       442,220
Pitney Bowes Inc.                      7,732       294,125
Precision Castparts Corp.              4,700       651,890
Raytheon Co.                          14,569       884,338
Robert Half International Inc.         5,800       156,832
Rockwell Automation, Inc.              5,168       356,385
Rockwell Collins, Inc.                 5,568       400,729
RR Donnelley & Sons Co.                7,199       271,690
Ryder System, Inc.                     2,131       100,178
Southwest Airlines Co.                25,449       310,478
Terex Corp.                            3,600       236,052(a)
Textron Inc.                           8,336       594,357
The Manitowoc Company, Inc.            4,300       209,969
3M Co.                                24,480     2,064,154
Trane, Inc.                            5,500       256,905
Tyco International Ltd.               16,659       660,529
Union Pacific Corp.                    9,054     1,137,363

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

United Parcel Service Inc. (Class B)  35,700  $  2,524,704
United Technologies Corp.             33,872     2,592,563
W.W. Grainger, Inc.                    2,182       190,969
Waste Management, Inc.                17,203       562,022
                                                50,515,913

INFORMATION TECHNOLOGY -- 16.4%

Adobe Systems Incorporated            19,884       849,643(a,d)
Advanced Micro Devices, Inc.          19,574       146,805(a,d)
Affiliated Computer Services, Inc.
   (Class A)                           3,500       157,850(a)
Agilent Technologies, Inc.            13,185       484,417(a)
Akamai Technologies, Inc.              5,800       200,680(a)
Altera Corp.                          11,000       212,520
Analog Devices, Inc.                  10,600       336,020
Apple Computer, Inc.                  29,835     5,909,717(a)
Applied Materials, Inc.               46,900       832,944(d)
Autodesk, Inc.                         7,948       395,492(a)
Automatic Data Processing, Inc.       17,893       796,775
BMC Software, Inc.                     6,700       238,788(a)
Broadcom Corp. (Class A)              15,850       414,319(a)
CA, Inc.                              13,200       329,340
Ciena Corp.                            2,742        93,530(a)
Cisco Systems, Inc.                  206,742     5,596,506(a,d)
Citrix Systems, Inc.                   6,400       243,264(a)
Cognizant Technology Solutions
   Corp. (Class A)                     9,500       322,430(a)
Computer Sciences Corp.                5,982       295,930(a)
Compuware Corp.                        8,800        78,144(a)
Convergys Corp.                        5,000        82,300(a)
Corning Incorporated                  53,739     1,289,199
Dell, Inc.                            76,948     1,885,995(a,d)
eBay, Inc.                            38,700     1,284,453(a)
Electronic Arts, Inc.                 10,700       624,987(a)
Electronic Data Systems Corp.         17,600       364,848
EMC Corp.                             71,414     1,323,301(a)
Fidelity National Information
   Services, Inc.                      5,800       241,222
Fiserv, Inc.                           5,750       319,068(a)
Google, Inc. (Class A)                 7,890     5,455,777(a)
Hewlett-Packard Co.                   87,947     4,439,565
Intel Corp.                          198,965     5,304,407
International Business
   Machines Corp.                     46,951     5,075,403
Intuit Inc.                           11,500       363,515(a)
Jabil Circuit, Inc.                    6,300        96,201
JDS Uniphase Corp.                     7,250        96,425(a)
Juniper Networks, Inc.                17,600       584,320(a)
Kla-Tencor Corp.                       6,100       293,776
Lexmark International Inc.
   (Class A)                           3,300       115,038(a)
Linear Technology Corp.                7,600       241,908
LSI Logic Corp.                       25,292       134,301(a)
MEMC Electronic Materials, Inc.        7,500       663,675(a)
Microchip Technology Inc.              7,100       223,082
Micron Technology, Inc.               26,654       193,242(a)
Microsoft Corp.                      274,254     9,763,442(d)


See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------


Molex, Inc.                            5,150  $    140,595
Motorola, Inc.                        78,750     1,263,150
National Semiconductor Corp.           8,466       191,670
Network Appliance, Inc.               12,000       299,520(a)
Novell, Inc.                          12,866        88,389(a)
Novellus Systems, Inc.                 3,600        99,252(a)
Nvidia Corp.                          18,600       632,772(a)
Oracle Corp.                         133,552     3,015,604(a)
Paychex, Inc.                         11,725       424,680
QLogic Corp.                           4,100        58,220(a)
QUALCOMM, Inc.                        56,000     2,203,600
SanDisk Corp.                          8,000       265,360(a)
Sun Microsystems, Inc                 28,090       509,272(a)
Symantec Corp.                        29,308       473,031(a)
Tellabs, Inc.                         15,452       101,056(a)
Teradata Corp.                         6,400       175,424(a)
Teradyne, Inc.                         6,700        69,278(a)
Texas Instruments Incorporated        47,551     1,588,203
Tyco Electronics Ltd.                 16,859       625,975
Unisys Corp.                          10,709        50,654(a)
VeriSign Inc.                          7,300       274,553(a)
Western Union Co.                     25,424       617,295
Xerox Corp.                           31,790       514,680
Xilinx, Inc.                           9,600       209,952
Yahoo! Inc.                           46,020     1,070,425(a)
                                                73,357,174

MATERIALS -- 3.3%

Air Products & Chemicals, Inc.         7,432       733,018(d)
Alcoa, Inc.                           29,040     1,061,412(d)
Allegheny Technologies
   Incorporated                        3,451       298,166
Ashland, Inc.                          2,007        95,192
Ball Corp.                             3,616       162,720
Bemis Co.                              3,662       100,266
Domtar Corp.                              11            85(a)
Dow Chemical Co.                      32,194     1,269,087
E.I. du Pont de Nemours and Co.       30,561     1,347,434
Eastman Chemical Co.                   2,859       174,656
Ecolab Inc.                            5,852       299,681
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                13,055     1,337,354
Hercules Incorporated                  4,228        81,812
International Flavors &
   Fragrances Inc.                     2,747       132,213
International Paper Co.               14,775       478,415
MeadWestvaco Corp.                     6,500       203,450
Monsanto Co.                          18,516     2,068,052
Newmont Mining Corp.                  15,528       758,232
Nucor Corp.                            9,936       588,410
Pactiv Corp.                           4,248       113,124(a)
PPG Industries, Inc.                   5,537       388,864
Praxair, Inc.                         10,725       951,415
Rohm & Haas Co.                        4,214       223,637
Sealed Air Corp.                       5,714       132,222
Sigma-Aldrich Corp.                    4,282       233,797
Titanium Metals Corp.                  3,000        79,350

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

United States Steel Corp.              3,965  $    479,408
Vulcan Materials Co.                   3,400       268,906
Weyerhaeuser Co.                       7,194       530,486
                                                14,590,864

TELECOMMUNICATION SERVICES -- 3.6%

American Tower Corp. (Class A)        14,100       600,660(a)
AT&T, Inc.                           206,715     8,591,075
CenturyTel, Inc.                       3,850       159,621
Citizens Communications Co.           12,200       155,306
Embarq Corp.                           5,370       265,976
Qwest Communications
   International Inc.                 54,948       385,185(a)
Sprint Nextel Corp. (Series 1)        96,600     1,268,358
Verizon Communications Inc.           98,467     4,302,023
Windstream Corp.                      16,743       217,994
                                                15,946,198

UTILITIES -- 3.5%

Allegheny Energy, Inc.                 5,700       362,577
Ameren Corp.                           6,842       370,905
American Electric Power
   Company, Inc.                      13,625       634,380(d)
Centerpoint Energy, Inc.              10,618       181,886
CMS Energy Corp.                       7,900       137,302
Consolidated Edison, Inc.              9,207       449,762
Constellation Energy Group, Inc.       6,203       635,994
Dominion Resources, Inc.              20,000       949,000
DTE Energy Co.                         5,766       253,473
Duke Energy Corp.                     42,554       858,314
Dynegy, Inc. (Class A)                17,100       122,094(a)
Edison International                  11,142       594,649
Entergy Corp.                          6,547       782,497
Exelon Corp.                          22,452     1,832,981
FirstEnergy Corp.                     10,220       739,315
FPL Group, Inc.                       13,962       946,344
Integrys Energy Group, Inc.            2,631       135,996
Nicor Inc.                             1,543        65,346
NiSource Inc.                          9,515       179,738
Pepco Holdings, Inc.                   6,700       196,511
PG&E Corp.                            12,054       519,407
Pinnacle West Capital Corp.            3,500       148,435
PPL Corp.                             12,844       669,044
Progress Energy, Inc.                  8,956       433,739
Public Service Enterprise
   Group, Inc.                         8,559       840,836
Questar Corp.                          5,800       313,780
Sempra Energy                          9,075       561,561
TECO Energy, Inc.                      7,400       127,354
The AES Corp.                         22,700       485,553(a)
The Southern Co.                      25,858     1,001,998
Xcel Energy Inc.                      14,680       331,328
                                                15,862,099

TOTAL INVESTMENTS IN SECURITIES
   (COST $366,458,601)                         438,720,482


See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

S&P 500 INDEX FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 1.6%

GEI Short Term Investment Fund
   4.96%                           7,252,325  $  7,252,325(b,e)
Money Market Obligations Trust
   4.86%                                 453           453(g)


                                  PRINCIPAL
                                     AMOUNT
--------------------------------------------------------------------------------
U.S. GOVERNMENT-- 0.3%
U. S. Treasury Bill
   2.88%    03/06/08              $1,500,000     1,492,200

TOTAL SHORT-TERM INVESTMENTS
   (COST $8,744,978)                             8,744,978


TOTAL INVESTMENTS
   (COST $375,203,579)                         447,465,460


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (0.0)%*                                   (39,731)
                                              ------------


NET ASSETS-- 100.0%                           $447,425,729
                                              ============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------


The GEI S&P 500 Index had the following long futures contracts open at December 31, 2007:

                                                          NUMBER                         CURRENT
                             EXPIRATION                     OF                          NOTIONAL                  UNREALIZED
DESCRIPTION                     DATE                     CONTRACTS                        VALUE                  DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
S&P Mini 500
   Index Futures             March 2008                     133                        $9,823,380                  $(8,047)

See Notes to Schedule of Investments on page 11 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2007
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At December 31, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GE Asset Management (GEAM), the investment advisor of the Fund, also serves as investment advisor of the GEI Short-Term Investment Fund.

(f) General Electric Company is the parent company of GE Asset Management Incorporated, the Fund's investment Advisor.

(g) Managed by SSgA Funds Management, Inc., the Fund's sub-adviser.

+   Percentages are based on net assets as of December 31, 2007.


Abbreviations:

REIT Real Estate Investment Trust

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
---------------------------------------------------------------------------------------------------------------------------

S&P 500 INDEX FUND

                                                     12/31/07    12/31/06     12/31/05      12/31/04    12/31/03
---------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                             --          --           --            --      4/15/85
Net asset value, beginning of period ...............   $26.06      $22.94       $22.30        $20.51      $16.18
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ...........................     0.47        0.42         0.36          0.36        0.24
   Net realized and unrealized
      gains/(losses) on investments ................     0.86        3.12         0.65          1.79        4.33
---------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS .....     1.33        3.54         1.01          2.15        4.57
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income ...........................     0.47        0.42         0.37          0.36        0.24
   Net realized gains ..............................     0.40          --           --            --          --
---------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ................................     0.87        0.42         0.37          0.36        0.24
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .....................     $26.52    $26.06       $22.94        $22.30      $20.51
===========================================================================================================================

TOTAL RETURN (A) ...................................     5.10%      15.43%        4.51%        10.46%      28.27%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ........ $447,426    $497,105     $531,015      $601,008    $597,185
   Ratios to average net assets:
      Net investment income ........................     1.62%       1.58%        1.47%         1.62%       1.41%
      Expenses .....................................     0.39%       0.40%        0.40%         0.40%       0.37%
   Portfolio turnover rate .........................        6%          4%           4%            5%          5%



NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.


See Notes to Financial Statements.

Statement of Assets
and Liabilities  DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         S&P 500
                                                                                                        INDEX FUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market (cost $352,641,393) .....................................    $425,948,903
   Investments in affiliated securities, at market (cost $13,817,208) ...........................      12,771,579
   Short-term Investments (at amortized cost) ...................................................       1,492,653
   Short-term affiliated investments (at amortized cost) ........................................       7,252,325
   Receivable for investments sold ..............................................................         112,446
   Income receivables ...........................................................................         676,433
   Receivable for fund shares sold ..............................................................          42,711
   Other assets .................................................................................             152
---------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS .............................................................................     448,297,202
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Distribution payable to shareholders .........................................................              71
   Payable for investments purchased ............................................................         152,285
   Payable for fund shares redeemed .............................................................         381,752
   Payable to GEAM ..............................................................................         282,170
   Variation margin payable .....................................................................          55,195
---------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ........................................................................         871,473
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................................................    $447,425,729
===========================================================================================================================

NET ASSETS CONSIST OF:
   Capital paid in ..............................................................................     381,733,767
   Undistributed net investment income ..........................................................          14,693
   Accumulated net realized gain (loss) .........................................................      (6,576,565)
   Net unrealized appreciation/(depreciation) on:
       Investments ..............................................................................      72,261,881
       Futures ..................................................................................          (8,047)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................................................    $447,425,729
===========================================================================================================================

NET ASSETS ......................................................................................     447,425,729
Shares outstanding ($0.01 par value; unlimited shares authorized) ...............................      16,871,288
Net asset value per share .......................................................................          $26.52


See Notes to Financial Statements.

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------

                                                                                                S&P 500
                                                                                               INDEX FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend .........................................................................    $ 8,650,614
      Dividend from affiliated investments .............................................        420,400
      Interest .........................................................................        212,311
      Interest from affiliated investments .............................................        354,946

---------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME .......................................................................      9,638,271
---------------------------------------------------------------------------------------------------------------------------

    EXPENSES:
      Advisory and administrative fees .................................................      1,684,005
      Transfer agent ...................................................................             42
      Director's fees ..................................................................         12,166
      Custody and accounting expenses ..................................................         57,168
      Professional fees ................................................................         41,409
      Registration expenses ............................................................         60,283
      Other expenses ...................................................................         28,728

---------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES .....................................................................      1,883,801
---------------------------------------------------------------------------------------------------------------------------

    NET INVESTMENT INCOME ..............................................................      7,754,470
===========================================================================================================================


NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ...................................................................      9,164,901
         Futures .......................................................................         (8,180)
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ...................................................................      8,035,009
         Futures .......................................................................         (4,988)

---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain on investments ..................................     17,186,742
---------------------------------------------------------------------------------------------------------------------------

    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................    $24,941,212
===========================================================================================================================


See Notes to Financial Statements.

Statements of
Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------

                                                                                                         S&P 500
                                                                                                       INDEX FUND
---------------------------------------------------------------------------------------------------------------------------

                                                                                             YEAR ENDED         YEAR ENDED
                                                                                            DECEMBER 31,       DECEMBER 31,
                                                                                                2007               2006
---------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ...........................................................   $  7,754,470        $  7,945,552
     Net realized gain on investments, futures, written options,
       foreign currency transactions and swaps ........................................      9,156,721             710,908
     Net increase in unrealized appreciation/(depreciation) on investments,
       futures, written options, foreign currency translation .........................      8,030,021          63,299,875

---------------------------------------------------------------------------------------------------------------------------
     Net increase from operations .....................................................     24,941,212          71,956,335
---------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ............................................................     (7,752,640)         (7,912,831)
     Net realized gains ...............................................................     (6,536,642)                 --

---------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ................................................................    (14,289,282)         (7,912,831)
---------------------------------------------------------------------------------------------------------------------------

   Net increase in net assets from operations .........................................     10,651,930          64,043,504
---------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares .....................................................     19,505,679           5,786,380
     Value of distributions reinvested ................................................     14,289,211           7,912,831
     Cost of shares redeemed ..........................................................    (94,126,068)       (111,652,724)

---------------------------------------------------------------------------------------------------------------------------
     Net decrease from share transactions .............................................    (60,331,178)        (97,953,513)
---------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ............................................    (49,679,248)        (33,910,009)

NET ASSETS
   Beginning of period ................................................................    497,104,977         531,014,986
---------------------------------------------------------------------------------------------------------------------------
   End of period ......................................................................   $447,425,729        $497,104,977
===========================================================================================================================

UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD ........   $     14,693        $      8,613
---------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold ......................................................................        718,872             241,604
     Issued for distributions reinvested ..............................................        535,778             302,363
     Shares redeemed ..................................................................     (3,460,599)         (4,614,589)
---------------------------------------------------------------------------------------------------------------------------
Net decrease in fund shares ...........................................................     (2,205,949)         (4,070,622)
===========================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund (the "Fund"), Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value.

All assets and liabilities of the Fund's initially expressed in foreign currency values will be converted into U.S. dollars at the WM exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2007, information on the tax cost of investments is as follows:

                                                                                Net Tax
         Cost of             Gross Tax                Gross Tax                Appreciation
     Investments for        Unrealized               Unrealized               (Depreciation)
      Tax Purposes         Appreciation             Depreciation              on Investments
--------------------------------------------------------------------------------------------------
      $382,936,519         $126,628,726             $(62,099,785)               $64,528,941

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------

     Net Tax Appreciation/      Undistributed         Undistributed
      (Depreciation) on            Income/          Long-Term Gains/          Post
     Derivatives, Currency      (Accumulated         (Accumulated            October
     and Other Net Assets       Ordinary Loss)       Capital Loss)           Losses
-------------------------------------------------------------------------------------------
             $--                   $14,693             $1,148,328             $--

As of December 31, 2007, the Fund has no capital loss carryovers.

During the year ended December 31, 2007, the Fund utilized approximately $3,373,386 of capital loss carryovers. Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2007.

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

              Ordinary         Long-Term
               Income        Capital Gains        Total
--------------------------------------------------------------------------------
2007        $7,666,833        $6,622,449       $14,289,282
2006         7,912,831                --         7,912,831

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, distributions from Real Estate Investment Trusts (REITS), and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2007 were as follows:

              Undistributed
              (Distribution
              in Excess of)
             Net Investment          Accumulated
                 Income           Net Realized Gain
--------------------------------------------------------------------------------
                 $4,250               $(4,250)

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


3.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of .35%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2007, $7,368 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


4.   SUB-ADVISORY FEES

Pursuant to an investment sub-advisory agreement with GEAM, SSgA Funds Management, Inc. ("SSgA") is the Sub-Adviser to the S&P 500 Index Fund. SSgA is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For its services, GEAM pays SSgA monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2007 were as follows:

                  Purchases               Sales
--------------------------------------------------------------------------------
                $27,565,090           $94,758,154

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the S&P 500 Index Fund, a series of GE Investments Funds, Inc., including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the S&P 500 Index Fund as of December 31, 2007, the results of its operations, changes in its net assets and financial highlights for the years described above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP


Boston, Massachusetts
February 25, 2008

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------


For the year ended December 31, 2007

SUMMARY

During the year ended December 31, 2007, the Fund paid to shareholders of record on December 26, 2007, the following long-term capital gain dividends 2007:


FUND NAME                                                    PER SHARE AMOUNT
--------------------------------------------------------------------------------
GE Investments Funds, Inc.-- S&P 500 Index Fund                 $0.40451

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------

The Fund Board, including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory and sub-advisory agreements with GE Asset Management Incorporated ("GEAM") and the Fund's sub-adviser, SSgA Funds Management, Inc., at meetings held on December 5 and December 12, 2007.

In considering whether to approve the Fund's investment advisory and sub-advisory agreements, the Board members, including the independent members, considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM and the sub-adviser. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper").

Before approving the Fund's advisory and sub-advisory agreements, the Board members reviewed the proposed continuance of the agreements with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuances. The independent Board members discussed the proposed continuances in detail during a private session with their independent legal counsel at which no representatives of GEAM or the sub-adviser were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. Also in advance of the meetings, the Board members received from the sub-adviser a written response to a letter of inquiry prepared by GEAM at the Board's request, which included substantial exhibits and other materials related to the business of, and services provided by the sub-adviser. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management and the sub-adviser, in their oral presentations, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members also had an opportunity to hear presentations by representatives of the sub-adviser. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning the sub-adviser's investment process.

In reaching their determinations relating to continuance of the Fund's investment advisory and sub-advisory agreements, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM and the sub-adviser, and the Board members, including the independent members, concurred that GEAM and the sub-adviser provide high quality advisory and administrative services to the Fund.

In connection with their consideration of GEAM's services specifically, the Board members focused on the favorable attributes of GEAM, including (i) effective processes used in overseeing the sub-adviser's activities and with respect to Fund administration, controllership and compliance activities; (ii) highly skilled professionals with a depth of experience; (iii) access to significant technological resources from which the Fund may benefit; and (iv) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


In connection with their consideration of the services provided by the sub-adviser, the Board members focused on the sub-adviser's favorable attributes, including its substantial experience managing funds of this type, its investment philosophy and discipline, its high caliber investment and trading personnel, its systems and other resources, and its favorable history and reputation.

In light of the foregoing, the Board members, including the independent members, concluded that the services provided by GEAM and the sub-adviser were of a high quality and had benefited the Fund.

INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities index and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management and representatives of the sub-adviser about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel and the investment style and approach. The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the cost of the services provided by GEAM and the sub-adviser. The Board members reviewed the information they had requested from GEAM and the sub-adviser concerning their profitability from the fees and services they provide to the Fund and the financial condition of GEAM and the sub-adviser for various past periods. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable and consistent across its business. The Board members reviewed the assumptions and cost allocation methods used by the sub-adviser in preparing its profitability data.

The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM, and noted the fact that GEAM, and not the Fund, pays the sub-advisory fees to the sub-adviser. The Board members determined that GEAM and the sub-adviser should be entitled to earn a reasonable level of profits for the services they provide to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM and the sub-adviser from their relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Funds of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM and the sub-adviser, and the fees charged for those services. The Board members reviewed

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In addition, the Board members considered their discussion with representatives of GEAM and the sub-adviser about the fees being charged to the Fund and, to the extent applicable, the effect, if any, of the Securities and Exchange Commission staff's interpretive guidance concerning soft dollars. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

The Board members reviewed comparative fee information with respect to any comparable mutual fund client accounts managed by the sub-adviser and with respect to any other client accounts managed by the sub-adviser in a similar style to that of the Fund. The Board members, including the independent members, concluded that, based on this information, the sub-advisory fees were reasonable in light of the services provided to the Fund.

FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM and the sub-adviser may derive from their relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders, and that renewal of the sub-advisory agreement was in the best interests of the shareholders of the Fund.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.



INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.



--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta


ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER

Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS

Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES

Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE

John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)

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

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.




[GE LOGO OMITTED]

GE Investments Funds, Inc.

Small-Cap Equity Fund



Annual Report

DECEMBER 31, 2007



[GE LOGO OMITTED]

GE Investments Funds, Inc.
Small-Cap Equity Fund
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Contents

NOTES TO PERFORMANCE .................................................................................................     1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ...........................................................................     2

NOTES TO SCHEDULE OF INVESTMENTS .....................................................................................     8

FINANCIAL STATEMENTS

     Financial Highlights ............................................................................................     9

     Statement of Assets and Liabilities .............................................................................    10

     Statement of Operations .........................................................................................    11

     Statements of Changes in Net Assets .............................................................................    12

     Notes to Financial Statements                                                                                        13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..............................................................    18

TAX INFORMATION ......................................................................................................    19

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL ........................................................................    20

ADDITIONAL INFORMATION ...............................................................................................    23

INVESTMENT TEAM ......................................................................................................    26



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2007
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Russell 2000 Index (Russell 2000(R))* is an unmanaged index and do not reflect the actual cost of investing in the instruments that comprise the index.

The Russell 2000 Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The Russell 3000(R) Index is comprised of the 3,000 largest U.S. domiciled companies. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.



--------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUNDS.

* RUSSELL INVESTMENT GROUP OWNS THE RUSSELL INDEX DATA, INCLUDING ALL APPLICABLE TRADEMARKS AND COPYRIGHTS, USED BY GE ASSET MANAGEMENT IN THESE MATERIALS. ANY UNAUTHORIZED USE OR REDISTRIBUTION OF SUCH RUSSELL INDEX DATA IS STRICTLY PROHIBITED. RUSSELL INVESTMENT GROUP IS NOT RESPONSIBLE FOR THE CONFIGURATION OF THIS MATERIAL OR FOR ANY INACCURACY IN GE ASSET MANAGEMENT'S PRESENTATION THEREOF.

Small-Cap Equity Fund
--------------------------------------------------------------------------------


PALISADE CAPITAL MANAGEMENT, L.L.C. ("PALISADE") HAS A HISTORY OF MANAGING SMALL-CAP EQUITY PORTFOLIOS AND FOR SEVERAL YEARS HAS PROVIDED PENSION FUND SERVICES TO GE. PALISADE TRANSLATES ITS EXPERIENCE FROM VARIOUS INSTITUTIONAL AND PRIVATE ACCOUNTS TO MUTUAL FUND PORTFOLIOS IT SUB-ADVISES FOR GE ASSET MANAGEMENT. PALISADE HAS MANAGED THE SMALL-CAP EQUITY FUND SINCE ITS INCEPTION.

SMALL-CAP EQUITY FUND IS MANAGED BY JACK FEILER, JEFFREY SCHWARTZ AND DENNISON
T. ("DAN") VERU, MEMBERS OF PALISADE'S INVESTMENT POLICY COMMITTEE. MR. FEILER, MR. SCHWARTZ AND MR. VERU ARE JOINTLY AND PRIMARILY RESPONSIBLE FOR THE STRATEGY OF THE FUND AND THE DAY-TO-DAY MANAGEMENT OF THE FUND IS EXECUTED BY MR. SCHWARTZ.

JACK FEILER, PRESIDENT AND CHIEF INVESTMENT OFFICER, HAS DAY-TO-DAY RESPONSIBILITY FOR MANAGING THE SMALL-CAP EQUITY FUND. MR. FEILER HAS MORE THAN 33 YEARS OF INVESTMENT EXPERIENCE AND HAS SERVED AS THE PRINCIPAL SMALL-CAP PORTFOLIO MANAGER AT PALISADE SINCE THE COMMENCEMENT OF PALISADE'S OPERATIONS IN APRIL 1995. HE HAS SERVED AS A PORTFOLIO MANAGER OF THE SMALL-CAP EQUITY FUND SINCE ITS INCEPTION. PRIOR TO JOINING PALISADE, MR. FEILER WAS A SENIOR VICE PRESIDENT-INVESTMENTS AT SMITH BARNEY FROM 1990 TO 1995.

JEFFREY SCHWARTZ, SENIOR PORTFOLIO MANAGER, JOINED PALISADE IN OCTOBER 2004. PRIOR TO JOINING PALISADE, MR. SCHWARTZ WAS VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF SAFECO ASSET MANAGEMENT FROM SEPTEMBER 2003 TO SEPTEMBER 2004. FROM JUNE 2001 TO AUGUST 2003, MR. SCHWARTZ FOUNDED NANTUCKET INVESTMENT RESEARCH IN FARMINGTON HILLS, MI, CONDUCTED INDEPENDENT INVESTMENT RESEARCH AND WAS A PRIVATE INVESTOR. FROM JUNE 1992 UNTIL MAY 2001, MR. SCHWARTZ WAS AT MUNDER CAPITAL MANAGEMENT, MOST RECENTLY AS A SENIOR PORTFOLIO MANAGER AND PRINCIPAL.

DENNISON T. ("DAN") VERU IS AN EXECUTIVE VICE-PRESIDENT AND CO-INVESTMENT OFFICER OF PALISADE. SINCE JOINING PALISADE IN MARCH 2000, MR. VERU HAS BEEN A MEMBER OF THE INVESTMENT POLICY COMMITTEE. MR. VERU BECAME A PRINCIPAL OF PALISADE IN JULY 2004. PRIOR TO JOINING PALISADE, HE WAS PRESIDENT AND DIRECTOR OF RESEARCH OF AWAD ASSET MANAGEMENT, A DIVISION OF RAYMOND JAMES & ASSOCIATES. MR. VERU HAS BEEN A FREQUENT GUEST ON CNBC, CNN AND BLOOMBERG TELEVISION. PRIOR TO AWAD, MR. VERU WORKED WITH THE PALISADE TEAM FROM 1984 THROUGH 1992.

Q. HOW DID THE SMALL-CAP EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2007?

A. For the twelve-month period ended December 31, 2007, the Small-Cap Equity Fund returned 2.39%. The Russell 2000 Index, the Fund's benchmark, returned -1.59% and the Fund's Lipper peer group of 123 Small-Cap Core Funds returned an average of -1.64% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED
    FUND PERFORMANCE?

A. For the full year in 2007, the Fund outperformed the Russell 2000 Index largely by making sound decisions in the Financials sector, an area ravaged by the subprime-induced credit crunch. The Fund's small allocation to companies with subprime exposure helped us avoid much of the carnage from the credit crisis, which aided results considerably. Starting in the second quarter of 2007, uncertainty about the strength of the economy and corporate earnings began to build. Deteriorating financial strength among banks, brokers and other financial services companies moved from rumor to fact as companies large and small began writing down balance sheet assets. Further deterioration in the housing market started a vicious cycle of asset write-downs, while financial institutions sought out billions in new investment from foreign sources. The tight capital environment increased the likelihood of a financial slowdown in the United States that may spread to other economies. In the fourth quarter, the Fed continued to respond to these conditions, reducing interest rates and lowering its target for the federal funds rate twice to 4.25%.

Q.  WHAT WERE THE PRIMARY DRIVERS OF
    FUND PERFORMANCE?

A. The Fund primarily benefited from good decision making in the Financials and Industrials sectors. The Financials sector was the worst performer in the Index, yet the Fund was able to outperform in this area due to its small allocation to names with subprime exposure, an industry that was ravaged following the credit crisis. The Fund's top performer

                                                                             Q&A
--------------------------------------------------------------------------------


    was GFI Group (+53%), which climbed despite the challenging backdrop in the sector. As severe dislocations impacted the credit markets, demand for credit protection increased proportionately. This led to significantly higher trading volume for GFI Group, one of the largest brokerage providers in derivatives for credit protection. Another area of strength came from solid stock selection in our largest allocation, the Industrials sector. The best performers were Harsco (+71%) and Woodward Governor (+73%), top long-term holdings of the Fund.

    The Fund was negatively impacted by weakness among its Technology and Healthcare holdings. Our underperformance in Technology came from names in the Software and Service industry. MoneyGram International (-44%) declined as a result of the subprime fallout which led to a revaluation in the company's investment portfolio. The uncertainty in the value of related investments led to the pullback. Also, Global Cash Access Holdings (-63%) fell after the company lowered guidance and delayed filing its financial statements. The Fund also received weak results from holdings in Healthcare. Although our Healthcare names performed well, it was not enough to offset the strong relative performance of the benchmark's holdings within the sector.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND DURING THE PERIOD?

A. We take a bottom-up approach and look for companies with modest valuations that are capable of growing earnings regardless of the economic environment. Stocks that are candidates for our portfolio demonstrate characteristics such as increasing net income, improving free cash flow, and increasing return on equity. Companies that demonstrate consistency in these areas are strong candidates for inclusion in the portfolio. As always, our discipline and focus is on identifying companies that have strong balance sheets with growing earnings and free cash flow.

Small-Cap Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JULY 1, 2007 - DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                    THE PERIOD ($)                 THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                           939.06                           4.26
---------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,020.61                           4.43
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.87% (FROM PERIOD JULY 1, 2007 - DECEMBER 31, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2007 WAS: (6.09)%.

Small-Cap Equity Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

              GEI SMALL-CAP EQUITY       RUSSELL 2000 INDEX
4/28/00           $   10000                $     10000
6/00                   9890                   10240.84
12/00               11325.9                    9650.02
6/01               12029.37                   10312.23
12/01              12455.23                    9896.45
6/02                12465.6                    9432.91
12/02              10729.52                    7876.43
6/03               11116.07                    9287.89
12/03              13316.94                   11601.44
6/04               14247.25                   12385.21
12/04              15334.17                   13727.92
6/05               15930.88                   13554.49
12/05              16795.59                   14348.21
6/06               17667.94                   15525.13
12/06              19023.86                   16983.05
6/07               20742.48                   18074.18
12/07              19478.46                   16712.22


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                              ONE         FIVE         SINCE
                             YEAR         YEAR       INCEPTION
--------------------------------------------------------------------------------
Small-Cap Equity Fund          2.39%        12.67%       9.07%
--------------------------------------------------------------------------------
Russell 2000 Index            -1.59%        16.24%       6.93%
--------------------------------------------------------------------------------
Lipper peer group average*    -1.64%        15.15%        N/A
--------------------------------------------------------------------------------
Inception date              4/28/00
--------------------------------------------------------------------------------


Small-Cap Equity Fund (ending value $19,478)
Russell 2000 Index (ending value $16,712)


INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of small-cap companies under normal circumstances. The Fund invests primarily in small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.


TOP TEN LARGEST HOLDINGS
AS OF DECEMBER 31, 2007
as a % of Market Value
--------------------------------------------------------------------------------
 Harsco Corp.                                            3.52%
--------------------------------------------------------------------------------
 Varian, Inc.                                            2.75%
--------------------------------------------------------------------------------
 DRS Technologies, Inc.                                  2.73%
--------------------------------------------------------------------------------
 Interactive Data Corp.                                  2.73%
--------------------------------------------------------------------------------
 Teledyne Technologies Inc.                              2.71%
--------------------------------------------------------------------------------
 Woodward Governor Co.                                   2.65%
--------------------------------------------------------------------------------
 Central European Distribution Corp.                     2.62%
--------------------------------------------------------------------------------
 KV Pharmaceutical Co. (Class A)                         2.61%
--------------------------------------------------------------------------------
 GFI Group, Inc.                                         2.39%
--------------------------------------------------------------------------------
 Raymond James Financial, Inc.                           2.32%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF DECEMBER 31, 2007
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $104,030 (in thousands)

[PIE CHART OMITTED PLOT POINTS FOLLOWS]

Industrials 25.0%
Financials 19.3%
Consumer Discretionary 15.3%
Healthcare 13.9%
Information Technology 10.7%
Energy 5.6%
Materials 4.4%
Consumer Staples 4.1%
Utilities 1.7%
Short-Term 0.0%**



* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR AND FIVE-YEAR PERIODS INDICATED IN THE SMALL-CAP CORE FUNDS PEER GROUP CONSISTING OF 123 AND 89 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

** LESS THAN 0.1%.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

SMALL-CAP EQUITY FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                 SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 100.0%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.3%

Aaron Rents, Inc.                     79,000  $  1,519,960
Aeropostale, Inc.                     89,600     2,374,400(a)
American Eagle Outfitters             19,000       394,630
Arbitron, Inc.                        53,800     2,236,466
Bright Horizons Family
   Solutions, Inc.                    45,800     1,581,932(a)
CBRL Group, Inc.                      23,300       754,687
Interactive Data Corp.                86,000     2,838,860
Jarden Corp.                          61,700     1,456,737(a)
LKQ Corp.                             82,600     1,736,252(a)
The Talbots, Inc.                     15,700       185,574
Triarc Companies, Inc. (Class B)      97,600       854,976
                                                15,934,474

CONSUMER STAPLES -- 4.1%

Central European
   Distribution Corp.                 47,000     2,729,760(a)
Smithfield Foods, Inc.                53,700     1,553,004(a)
                                                 4,282,764

ENERGY -- 5.6%

Dril-Quip Inc.                        36,900     2,053,854(a)
NATCO Group, Inc. (Class A)           18,100       980,115(a)
Oil States International, Inc.        60,800     2,074,496(a)
St. Mary Land & Exploration Co.       18,000       694,980
                                                 5,803,445

FINANCIALS -- 19.3%

BioMed Realty Trust, Inc. (REIT)      91,200     2,113,104
Cullen/Frost Bankers, Inc.            16,500       835,890
DCT Industrial Trust, Inc. (REIT)     85,800       798,798
Digital Realty Trust, Inc. (REIT)      2,800       107,436
Federal Realty Investment
   Trust (REIT)                       12,000       985,800
GFI Group, Inc.                       26,000     2,488,720(a)
Global Cash Access Holdings, Inc.    108,200       655,692(a)
HCC Insurance Holdings, Inc.          78,100     2,239,908
Hilb Rogal & Hobbs Co.                59,300     2,405,801
Jackson Hewitt Tax Service, Inc.      3,6001        14,300
Jones Lang LaSalle Inc.                9,500       676,020
Omega Healthcare Investors,
   Inc. (REIT)                       136,000     2,182,800
Raymond James Financial, Inc.         73,800     2,410,308
Sandy Spring Bancorp, Inc.            16,400       456,248
Sterling Bancorp                      24,200       330,088
Webster Financial Corp.               12,800       409,216
Westamerica Bancorporation            19,000       846,450
                                                20,056,579

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

HEALTHCARE -- 13.9%

AMN Healthcare Services, Inc.         52,800  $    906,576(a)
Computer Programs and
   Systems, Inc.                      39,900       907,326
Cubist Pharmaceuticals, Inc.          27,100       555,821(a)
Healthways, Inc.                       7,300       426,612(a)
HMS Holdings Corp.                    24,100       800,361(a)
Immunicon Corp.                       66,400        55,112(a)
inVentiv Health, Inc.                 20,900       647,064(a)
KV Pharmaceutical Co. (Class A)       95,200     2,717,008(a)
Medical Action Industries Inc.        84,700     1,765,995(a)
Molina Healthcare, Inc.               51,700     2,000,790(a)
Thoratec Corp.                        42,900       780,351(a)
Varian, Inc.                          43,800     2,860,140(a)
                                                14,423,156

INDUSTRIALS -- 25.0%

Applied Industrial
   Technologies, Inc.                 31,300       908,326
Baldor Electric Co.                   36,900     1,242,054
Comfort Systems USA, Inc.             58,100       742,518
DRS Technologies, Inc.                52,400     2,843,748
Genesee & Wyoming Inc. (Class A)      82,200     1,986,774(a)
Harsco Corp.                          57,200     3,664,804
Herman Miller Inc.                    50,300     1,629,217
Mueller Industries, Inc.              54,900     1,591,551
NCI Building Systems, Inc.            31,000       892,490(a)
Old Dominion Freight Line             39,300       908,223(a)
Oshkosh Truck Corp.                   46,900     2,216,494
Quanta Services, Inc.                 67,200     1,763,328(a)
Teledyne Technologies Inc.            52,900     2,821,157(a)
Universal Technical Institute, Inc.    3,300        56,100(a)
Woodward Governor Co.                 40,500     2,751,975
                                                26,018,759

INFORMATION TECHNOLOGY -- 10.7%

ACI Worldwide Inc.                    21,900       416,976(a)
BigBand Networks, Inc.                23,400       120,276(a)
Blackbaud, Inc.                       66,500     1,864,660
CommScope, Inc.                       35,600     1,751,876(a)
Micros Systems, Inc.                  30,400     2,132,864(a)
Microsemi Corp.                        9,800       216,972(a)
Mobility Electronics, Inc.            33,000        51,150(a)
Parametric Technology Corp.           83,100     1,483,335(a)
Rudolph Technologies, Inc.            68,900       779,948(a)
Semtech Corp.                         71,500     1,109,680(a)
SRA International, Inc. (Class A)      8,200       241,490(a)
Varian Semiconductor Equipment
   Associates, Inc.                    5,300       196,100(a)
Zebra Technologies Corp. (Class A)    21,700       752,990(a)
                                                11,118,317

MATERIALS -- 4.4%

Commercial Metals Co.                 76,700     2,258,815
Packaging Corporation of America      67,700     1,909,140
Pioneer Drilling Co.                  34,500       409,860(a)
                                                 4,577,815

See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

UTILITIES -- 1.7%

IDACORP, Inc.                         51,500  $  1,813,830

TOTAL INVESTMENTS IN SECURITIES
   (COST $94,448,524)                          104,029,139

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.0%*
--------------------------------------------------------------------------------

GEI Short Term Investment Fund
   4.96%                               1,000         1,000(b,c)
   (COST $1,000)

TOTAL INVESTMENTS
   (COST $94,449,524)                          104,030,139


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (0.0)%*                                   (19,982)
                                              ------------


NET ASSETS-- 100.0%                           $104,010,157
                                              ============


* Less than 0.1%


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2007
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Coupon amount represents effective yield.

(c) GE Asset Management (GEAM), the investment advisor of the Fund, also serves as investment advisor of the GEI Short-Term Investment Fund.

*  Less than 0.1%.

+  Percentages are based on net assets as of December 31, 2007.


Abbreviations:

REIT Real Estate Investment Trust

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
---------------------------------------------------------------------------------------------------------------------------


SMALL-CAP EQUITY FUND

                                                      12/31/07   12/31/06     12/31/05      12/31/04    12/31/03
---------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                              --         --           --            --     4/28/00
Net asset value, beginning of period .............      $14.39     $14.44       $13.62        $12.74      $10.27
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................        0.06       0.05         0.02          0.08        0.02
   Net realized and unrealized
      gains/(losses) on investments ..............        0.31       1.87         1.28          1.85        2.46
---------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ...        0.36       1.92         1.30          1.93        2.48
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income .........................        0.06       0.04         0.03          0.07        0.01
   Net realized gains ............................        2.53       1.93         0.45          0.98          --
---------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ..............................        2.59       1.97         0.48          1.05        0.01
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...................      $12.17     $14.39       $14.44        $13.62      $12.74
===========================================================================================================================

TOTAL RETURN (A) .................................        2.39%     13.27%        9.53%        15.15%      24.11%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......    $104,010   $127,381     $128,142      $117,158     $86,330
   Ratios to average net assets:
      Net investment income ......................        0.31%      0.31%        0.11%         0.67%       0.17%
      Expenses ...................................        0.87%      0.86%        0.86%         0.88%       0.86%
   Portfolio turnover rate .......................          25%        52%          33%          101%        119%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.


See Notes to Financial Statements.

Statement of Assets
and Liabilities DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         SMALL-CAP
                                                                                                          EQUITY
                                                                                                           FUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market (cost $94,448,524) ......................................    $104,029,139
   Short-term affiliated investments (at amortized cost) ........................................           1,000
   Receivable for investments sold ..............................................................         543,607
   Income receivables ...........................................................................         102,084
   Receivable for fund shares sold ..............................................................           5,853
   Other assets .................................................................................              55
---------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS .............................................................................     104,681,738
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable for investments purchased ............................................................         300,171
   Payable for fund shares redeemed .............................................................         140,264
   Payable to GEAM ..............................................................................         130,696
   Payable to custodian .........................................................................         100,450
---------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ........................................................................         671,581
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................................................    $104,010,157
===========================================================================================================================

NET ASSETS CONSIST OF:
   Capital paid in ..............................................................................      94,071,333
   Undistributed (distribution in excess of) net investment income ..............................          36,460
   Accumulated net realized gain (loss) .........................................................         321,749
   Net unrealized appreciation/(depreciation) on:
       Investments ..............................................................................       9,580,615
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................................................    $104,010,157
===========================================================================================================================

NET ASSETS ......................................................................................     104,010,157
Shares outstanding ($0.01 par value; unlimited shares authorized) ...............................       8,545,959
Net asset value per share .......................................................................          $12.17


See Notes to Financial Statements.

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------
                                                                                              SMALL-CAP
                                                                                                EQUITY
                                                                                                 FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend ..........................................................................   $ 1,152,834
      Interest* .........................................................................       103,619
      Interest from affiliated investments ..............................................        91,163

---------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ........................................................................     1,347,616
---------------------------------------------------------------------------------------------------------------------------

    EXPENSES:
      Advisory and administrative fees ..................................................       985,089
      Transfer agent ....................................................................            43
      Director's fees ...................................................................         3,254
      Custody and accounting expenses ...................................................        36,827
      Professional fees .................................................................        21,321
      Registration expenses .............................................................         4,535
      Other expenses ....................................................................        12,259

---------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES ......................................................................     1,063,328
---------------------------------------------------------------------------------------------------------------------------

    NET INVESTMENT INCOME ...............................................................       284,288
===========================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ....................................................................     10,756,527
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ....................................................................     (7,235,808)

---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments ............................     3,520,719
---------------------------------------------------------------------------------------------------------------------------

    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................     $ 3,805,007
===========================================================================================================================


* Income attributable to security lending activity, net of rebate expenses $45,240.


See Notes to Financial Statements.

Statements of
Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        SMALL-CAP
                                                                                                         EQUITY
                                                                                                           FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            YEAR ENDED          YEAR ENDED
                                                                                            DECEMBER 31,        DECEMBER 31,
                                                                                                2007               2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ............................................................   $    284,288        $    342,034
     Net realized gain on investments, futures, written options,
       foreign currency transactions and swaps .........................................     10,756,527          22,145,575
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, foreign currency translation ..........     (7,235,808)         (6,549,704)

------------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ......................................................      3,805,007          15,937,905
------------------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income .............................................................       (410,572)           (348,798)
     Net realized gains ................................................................    (17,923,908)        (15,076,626)

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .................................................................    (18,334,480)        (15,425,424)
------------------------------------------------------------------------------------------------------------------------------------

   Net increase (decrease) in net assets from operations ...............................    (14,529,473)            512,481
------------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares ......................................................      2,430,205          10,121,601
     Value of distributions reinvested .................................................     18,334,520          15,425,391
     Cost of shares redeemed ...........................................................    (29,605,821)        (26,821,168)

------------------------------------------------------------------------------------------------------------------------------------
     Net decrease from share transactions ..............................................     (8,841,096)         (1,274,176)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL (DECREASE) IN NET ASSETS ......................................................    (23,370,569)           (761,695)

NET ASSETS
   Beginning of period .................................................................    127,380,726         128,142,421
------------------------------------------------------------------------------------------------------------------------------------
   End of period .......................................................................   $104,010,157        $127,380,726
====================================================================================================================================

UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD .........   $     36,460        $     36,157
------------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold .......................................................................        159,845             657,522
     Issued for distributions reinvested ...............................................      1,494,256           1,064,554
     Shares redeemed ...................................................................     (1,960,515)         (1,744,050)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in fund shares ............................................................       (306,414)            (21,974)
====================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund (the "Fund"), International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value.

All assets and liabilities of the Fund's initially expressed in foreign currency values will be converted into U.S. dollars at the WM exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Funds's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2007, information on the tax cost of investments is as follows:

                                                                                                  Net Tax
                   Cost of                  Gross Tax                  Gross Tax                Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
---------------------------------------------------------------------------------------------------------------------------
                 $94,506,860               $18,599,237               $(9,075,958)                $9,523,279


            Net Tax Appreciation/         Undistributed              Undistributed                  Post
              (Depreciation) on              Income/               Long-Term Gains/                October
            Derivatives, Currency         (Accumulated               (Accumulated                  Losses
            and Other Net Assets         Ordinary Loss)              Capital Loss)           (see Detail Below)
---------------------------------------------------------------------------------------------------------------------------
                     $--                     $36,460                   $379,085                      $--

As of December 31, 2007, the Fund has no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gain to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2007.

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

                                Long-Term
              Ordinary           Capital
               Income              Gains            Total
--------------------------------------------------------------------------------
2007         $3,273,697        $15,060,783      $18,334,480
2006            966,332         14,459,092       15,425,424

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) distributions from Real Estate Investment Trusts (REITS) and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


The reclassifications for the year ended December 31, 2007 were as follows:

            Undistributed
            (Distribution
            in Excess of)
           Net Investment              Accumulated
               Income               Net Realized Gain
--------------------------------------------------------------------------------
              $126,587                 $(126,587)

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.   LINE OF CREDIT

The Company shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or
(ii) 20% of its net assets. The credit facilities was not utilized by the Fund during the period ended December 31, 2007.


4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of .80%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2007, $1,954 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   SUB-ADVISORY FEES

Pursuant to an investment sub-advisory agreement with GEAM, Palisade Capital Management, LLC ("Palisade") is the sub-adviser to the Small-Cap Equity Fund. Palisade is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


For their services, GEAM pays Palisade monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.


6.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2007 were as follows:

                Purchases              Sales
--------------------------------------------------------------------------------
               $29,643,155          $51,072,328

SECURITY LENDING At December 31, 2007, the Fund did not participate in securities lending.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Small-Cap Equity Fund, a series of GE Investments Funds, Inc., including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Small-Cap Equity Fund as of December 31, 2007, the results of its operations, changes in its net assets and financial highlights for the years described above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Boston, Massachusetts
February 25, 2008

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------


For the year ended December 31, 2007

SUMMARY

During the year ended December 31, 2007, the Fund paid to shareholders of record on December 26, 2007, the following long-term capital gain dividends 2007:


FUND NAME                                                  PER SHARE AMOUNT
-------------------------------------------------------------------------------
GE Investments Funds, Inc.-- Small Cap Equity Fund             $2.12338

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


The Fund Board, including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory and sub-advisory agreements with GE Asset Management Incorporated ("GEAM") and the Fund's sub-adviser, Palisade Capital Management, L.L.C., at meetings held on December 5 and December 12, 2007.

During the Fund Board meeting on December 12, 2007 and at prior 2007 Board meetings, GEAM explained to the Board that it continues to evaluate whether to add one or more additional sub-advisers principally to address potential investment capacity constraints. A small decrease in the total assets managed by the Fund's sub-adviser in GEAM sponsored mutual funds during 2007 alleviated the more immediate concern regarding anticipated investment capacity constraints. This small decrease in small-cap assets overall allowed GEAM to continue to monitor the Fund and analyze the various options, in light of current investment conditions. GEAM expects to complete the analysis and to report further to the Board during the first half of 2008 as to whether to add additional sub-advisers. Were one or more additional sub-advisers added, GEAM still may limit the aggregate assets the sub-adviser manages within its investment discipline even if Fund assets grow.

In considering whether to approve the Fund's investment advisory and sub-advisory agreements, the Board members, including the independent members, considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM and the sub-adviser. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper").

Before approving the Fund's advisory and sub-advisory agreements, the Board members reviewed the proposed continuance of the agreements with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuances. The independent Board members discussed the proposed continuances in detail during a private session with their independent legal counsel at which no representatives of GEAM or the sub-adviser were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. Also in advance of the meetings, the Board members received from the sub-adviser a written response to a letter of inquiry prepared by GEAM at the Board's request, which included substantial exhibits and other materials related to the business of, and services provided by the sub-adviser. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management and the sub-adviser, in their oral presentations, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members also had an opportunity to hear presentations by representatives of the sub-adviser. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning the sub-adviser's investment process.

In reaching their determinations relating to continuance of the Fund's investment advisory and sub-advisory agreements, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM and the sub-adviser, and the Board members, including the independent members found that the high

Advisory and Administrative Agreement Renewal                        (unaudited)
-------------------------------------------------------------------------------


quality advisory and administrative services performed by GEAM, and the improving quality of the advisory and administrative services performed by the sub-adviser, continue to be satisfactory.

In connection with their consideration of GEAM's services specifically, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used in overseeing the sub-adviser's activities and with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM.

In connection with their consideration of the services provided by the sub-adviser, the Board members focused on the sub-adviser's favorable attributes relating to its investment philosophy and discipline, its experienced investment and trading personnel, its systems and other resources, including research capabilities, and its satisfactory history and reputation. The Board members also considered the sub-adviser's ability to effectively manage the Fund in conformity with the Fund's investment objective and strategies, given the Fund asset size.

In light of the foregoing, the Board members, including the independent members, concluded that the high quality of advisory and administrative services provided by GEAM, and the improving quality of the advisory and administrative services provided by the sub-adviser, continue to be satisfactory.

INVESTMENT PERFORMANCE OF THE FUND

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities indexes and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management and representatives of the sub-adviser about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and support research personnel, the investment style and approach employed, the likely market cycles for the investment style, and the relative underperformance of the Fund in certain periods in light of the sub-adviser's commitment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board members, including the independent members, having been concerned about the Fund's performance in prior years, in particular the underperformance that occurred in 2003, noted that more recent performance has shown improvement. The Board members look forward to having the opportunity to review GEAM's ongoing reports and recommendations relating to the Fund's portfolio management.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the cost of the services provided by GEAM and the sub-adviser. The Board members reviewed the information they had requested from GEAM and the sub-adviser concerning their profitability from the fees and services they provide to the Fund and the financial condition of GEAM and the sub-adviser for various past periods. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable and consistent across its business. The Board members reviewed the assumptions and cost allocation methods used by the sub-adviser in preparing its profitability data.

The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM, and noted the fact that GEAM, and not the Fund, pays the sub-advisory fees to the sub-adviser. The Board members determined that GEAM and the sub-adviser should be entitled to earn a reasonable level of profits for the

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


services they provide to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM and the sub-adviser from their relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Funds of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID

The Board members discussed the services provided to the Fund by GEAM and the sub-adviser, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In addition, the Board members considered their discussion with representatives of GEAM and the sub-adviser about the fees being charged to the Fund and, to the extent applicable, the effect, if any, of the Securities and Exchange Commission staff's interpretive guidance concerning soft dollars. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

The Board members reviewed comparative fee information with respect to any comparable mutual fund client accounts managed by the sub-adviser, if any, and with respect to any other client accounts managed by the sub-adviser in a similar style to that of the Fund. The Board members, including the independent members, concluded that, based on this information, the sub-advisory fees were reasonable in light of the services provided to the Fund.

FALL-OUT BENEFITS

The Board members considered other actual and potential financial benefits that GEAM and the sub-adviser may derive from their relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratios are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders, and that renewal of the sub-advisory agreement was in the best interests of the shareholders of the Fund.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.



INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel of GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta


ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER

Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS

Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES

Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE

John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.



[GE LOGO OMITTED]

GE Investments Funds, Inc.

Real Estate Securities Fund




Annual Report

DECEMBER 31, 2007



[GE LOGO OMITTED]

GE Investments Funds, Inc.
Real Estate Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Contents

NOTES TO PERFORMANCE .................................................................................................     1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ...........................................................................     2

NOTES TO SCHEDULE OF INVESTMENTS .....................................................................................     8

FINANCIAL STATEMENTS

     Financial Highlights ............................................................................................     9

     Statement of Assets and Liabilities .............................................................................    10

     Statement of Operations .........................................................................................    11

     Statements of Changes in Net Assets .............................................................................    12

     Notes to Financial Statements ...................................................................................    13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..............................................................    18

TAX INFORMATION ......................................................................................................    19

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL ........................................................................    20

ADDITIONAL INFORMATION ...............................................................................................    23

INVESTMENT TEAM ......................................................................................................    26


This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2007
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

NAREIT Equity Index is an unmanaged index of all tax-qualified real estate investment trusts (REITs) listed on the New York Stock Exchange, American Stock Exchange and NASDAQ which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.


-------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUNDS.

Real Estate Securities Fund
--------------------------------------------------------------------------------


URDANG SECURITIES MANAGEMENT, INC. (URDANG) IS THE SUB-ADVISER FOR THE REAL ESTATE SECURITIES FUND. URDANG IS A WHOLLY OWNED SUBSIDIARY OF URDANG CAPITAL MANAGEMENT, INC. (URDANG CAPITAL). URDANG CAPITAL IS WHOLLY OWNED BY THE BANK OF NEW YORK MELLON CORPORATION (BANK OF NEW YORK) AND OPERATES AS PART OF BANK OF NEW YORK'S ASSET MANAGEMENT DIVISION. AS A WHOLLY OWNED SUBSIDIARY OF URDANG CAPITAL, URDANG IS A SECOND TIER SUBSIDIARY OF BANK OF NEW YORK. URDANG IS A REGISTERED INVESTMENT ADVISER THAT WAS FORMED IN 1995 TO FOCUS EXCLUSIVELY ON OPPORTUNITIES IN THE REAL ESTATE SECURITIES MARKET, INCLUDING PUBLICLY TRADED REAL ESTATE INVESTMENT TRUSTS (REITS).

THE REAL ESTATE SECURITIES FUND IS CO-MANAGED BY TODD BRIDDELL, CFA, DEAN FRANKEL, CFA AND ERIC ROTHMAN, CFA.

TODD BRIDDELL IS A MANAGING DIRECTOR OF REAL ESTATE SECURITIES AND SERVES AS SENIOR PORTFOLIO MANAGER TO THE FUND. HE CO-FOUNDED URDANG SECURITIES MANAGEMENT IN 1995 AND HAS 14 YEARS OF REAL ESTATE INDUSTRY EXPERIENCE.

DEAN FRANKEL JOINED THE FIRM IN 1997 AND IS A PORTFOLIO MANAGER. HE MANAGES THE FIRM'S PROPRIETARY RESEARCH EFFORT AND OVERSEES THE FIRM'S TRADING ACTIVITIES.

ERIC ROTHMAN JOINED THE FIRM IN 2006 AND IS A PORTFOLIO MANAGER. IN HIS ROLE AS PORTFOLIO MANAGER, MR. ROTHMAN IS RESPONSIBLE FOR ASSISTING MR. FRANKEL FOR THE STRATEGY FOR U.S. REITS, INCLUDING MARKET RESEARCH AND ANALYSIS OF REAL ESTATE SECURITIES. PRIOR TO JOINING URDANG, MR. ROTHMAN WAS AN EQUITY RESEARCH ANALYST AT AEW CAPITAL MANAGEMENT, L.P. FROM AUGUST 2006 TO NOVEMBER 2006 AND WACHOVIA SECURITIES FROM FEBRUARY 2001 TO AUGUST 2006.


Q.  HOW DID THE REAL ESTATE SECURITIES FUND
    PERFORM COMPARED TO ITS BENCHMARK AND LIPPER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2007?

A. For the twelve-month period ended December 31, 2007, the Real Estate Securities Fund returned (14.86%). The National Association of Real Estate Investment Trusts Equity Index, the Fund's benchmark, returned (15.69%) and the Fund's Lipper peer group of 61 Real Estate funds returned an average of (14.73%) for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED
    FUND PERFORMANCE?

A. In the first half of 2007, merger and acquisition (M&A) activities and a favorable economic outlook propelled REITs higher. By mid-year however, disruptions in the debt markets triggered by concern over credit risk in a distant corner of the capital markets (sub-prime residential mortgages) mushroomed, eventually triggering a swift and dramatic re-pricing of risk across the credit spectrum that devolved into the current credit crisis that threatens to push the economy into recession. Debt, equity and REIT prices began to deteriorate mid-year, culminating in a fourth quarter crescendo.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The Fund outperformed the benchmark by 83 basis points for the reporting period (net of fees without load). Stock selection was a major contributor of out-performance, while sector selection and cash also played a minor role in the positive out-performance. An underweight in the office, hotel and self-storage sectors and an overweight in the net lease and healthcare sectors drove our sector selection returns. Stock selection within office, shopping center, industrial and healthcare contributed to the majority of stock selection returns. A large underweight in the timber REITs and stock selection within hotels where M&A activities had earlier in the year created an enormous dispersion between individual stocks within the sector negatively impacted performance.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. Early in the credit crisis we allocated away from REITs with high financial leverage, unfunded development, and those most exposed to the economic cycle in favor of defensive sectors with strong cash flows from long-term leases and ample balance sheet capacity. As the year drew on, we further increased exposure to the defensive sectors of healthcare, net lease and shopping centers, and moved the portfolio further

                                                                             Q&A
--------------------------------------------------------------------------------


    awayfrom the economically sensitive hotel, apartment, and office sectors. The largest individual stock holding changes during the year include additions to National Retail Properties Trust (NNN), HCP Inc. (HCP) and UDR Inc. (UDR), and the elimination of positions in Equity Office Properties
    (EOP), Archstone-Smith (ASN) and Hilton Hotels (HLT), all three of which were taken private

Real Estate Securities Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JULY 1, 2007 - DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                    THE PERIOD ($)                 THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                           908.48                           4.57
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,020.36                           4.68
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.92% (FROM PERIOD JULY 1, 2007 - DECEMBER 31, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE SIX MONTH PERIOD).

 ** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2007
    WAS: (9.15)%.

Real Estate Securities Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

                 GEI REAL ESTATE           WILSHIRE RES           NAREIT
                   SECURITIES                 INDEX           EQUITY INDEX
12/97                $10000                  $10000               $10000
12/98                  8232                    8257                 8250
12/99                  8214                    7994                 7869
12/00                 10886                   10434                 9943
12/01                 12175                   11512                11329
12/02                 12011                   11810                11761
12/03                 16510                   16188                16129
12/04                 21842                   21835                21222
12/05                 24415                   24854                23803
12/06                 32478                   33718                32149
12/07                 27652                   27759                27104


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                ONE        FIVE         TEN
                               YEAR        YEAR        YEAR
--------------------------------------------------------------------------------
Real Estate Securities Fund    -14.86%       18.15%      10.71%
--------------------------------------------------------------------------------
NAREIT Equity Index            -15.69%       18.18%      10.49%
--------------------------------------------------------------------------------
Lipper peer group average*     -14.73%       18.66%      10.55%
--------------------------------------------------------------------------------
Inception date                 5/1/95
--------------------------------------------------------------------------------

Real Estate Securities Fund (ending value $27,652)

NAREIT Equity Index (ending value $27,104)


INVESTMENT PROFILE

A fund designed for investors who seek maximum total return through current income and capital appreciation by investing at least 80% of its net assets in equity securities and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, under normal circumstances.


TOP TEN LARGEST HOLDINGS
AS OF DECEMBER 31, 2007
as a % of Market Value
--------------------------------------------------------------------------------
 Simon Property Group, Inc.                              7.48%
--------------------------------------------------------------------------------
 General Growth Properties, Inc.                         5.85%
--------------------------------------------------------------------------------
 Kimco Realty Corp.                                      5.29%
--------------------------------------------------------------------------------
 Prologis                                                4.87%
--------------------------------------------------------------------------------
 Vornado Realty Trust                                    4.79%
--------------------------------------------------------------------------------
 National Retail Properties, Inc.                        4.12%
--------------------------------------------------------------------------------
 UDR, Inc.                                               3.92%
--------------------------------------------------------------------------------
 Nationwide Health Properties Inc.                       3.86%
--------------------------------------------------------------------------------
 Boston Properties, Inc.                                 3.73%
--------------------------------------------------------------------------------
 HCP, Inc.                                               3.71%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF DECEMBER 31, 2007
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $96,039 (in thousands)

[PIE CHART OMITTED PLOT POINTS FOLLOWS]

Shopping Centers 14.9%
Regional Malls 14.6%
Multifamily 14.4%
Office 13.0%
Healthcare 10.5%
Industrial 9.3%
Freestanding 6.3%
Diversified 6.1%
Hotel 5.2%
Self Storage 2.3%
Real Estate Operating Company 1.1%
Specialty 1.0%
Office/Industrial 0.9%
Short-Term 0.4%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR, FIVE-YEAR AND TEN-YEAR PERIODS INDICATED IN THE REAL ESTATE FUNDS PEER GROUP CONSISTING OF 61, 38 AND 11 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

REAL ESTATE SECURITIES FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                           REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK (REIT) -- 94.2%+
--------------------------------------------------------------------------------

DIVERSIFIED -- 6.1%

Cousins Properties, Inc.              58,330  $  1,289,093
Vornado Realty Trust                  52,270     4,597,147
                                                 5,886,240

FREESTANDING -- 6.2%

National Retail Properties, Inc.     169,080     3,953,090
Realty Income Corp.                   76,000     2,053,520
                                                 6,006,610

HEALTHCARE -- 10.5%

HCP, Inc.                            102,480     3,564,254
Health Care REIT Inc.                 28,350     1,266,962
Healthcare Realty Trust Inc.          61,460     1,560,469
Nationwide Health Properties Inc.    118,100     3,704,797
                                                10,096,482

HOTEL -- 3.5%

Sunstone Hotel Investors, Inc.        78,910     1,443,264
Host Hotels & Resorts Inc.           111,470     1,899,449
                                                 3,342,713

INDUSTRIAL -- 9.2%

AMB Property Corp.                    52,780     3,038,017
First Industrial Realty Trust, Inc.   34,840     1,205,464
Prologis                              73,830     4,679,345
                                                 8,922,826

MULTIFAMILY -- 14.3%

American Campus
   Communities, Inc.                  18,000       483,300
AvalonBay Communities, Inc.           21,770     2,049,428
BRE Properties, Inc.                  71,750     2,908,028
Education Realty Trust, Inc.          80,160       900,998
Essex Property Trust, Inc.            24,140     2,353,409
Home Properties Inc.                  29,530     1,324,420
UDR, Inc.                            189,480     3,761,178
                                                13,780,761

OFFICE -- 10.9%

Alexandria Real Estate
   Equities, Inc.                     26,750     2,719,673
Boston Properties, Inc.               39,030     3,583,344
Brandywine Realty Trust               10,090       180,914

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

Highwoods Properties, Inc.            48,600  $  1,427,868
Kilroy Realty Corp.                    7,850       431,436
SL Green Realty Corp.                 23,880     2,231,825
                                                10,575,060

OFFICE/INDUSTRIAL -- 0.9%

Liberty Property Trust                29,440       848,166

REGIONAL MALLS -- 14.5%

General Growth Properties, Inc.      136,330     5,614,069
Macerich Co.                          16,660     1,183,860
Simon Property Group, Inc.            82,740     7,186,796
                                                13,984,725

SELF STORAGE -- 2.3%

Public Storage, Inc.                  30,430     2,233,866

SHOPPING CENTERS -- 14.8%

Acadia Realty Trust                   43,100     1,103,791
Developers Diversified Realty Corp.   49,310     1,888,080
Federal Realty Investment Trust       37,710     3,097,877
Kimco Realty Corp.                   139,490     5,077,436
Regency Centers Corp.                 49,190     3,172,263
                                                14,339,447

SPECIALTY -- 1.0%

Digital Realty Trust, Inc.            26,000       997,620

TOTAL COMMON STOCK (REIT)
   (COST $100,390,336)                          91,014,516

--------------------------------------------------------------------------------
COMMON STOCK -- 4.7%
--------------------------------------------------------------------------------

HOTEL -- 1.7%

Starwood Hotels & Resorts
   Worldwide, Inc.                    37,280     1,641,438

OFFICE -- 1.9%

Brookfield Properties Corp.           98,160     1,889,580

REAL ESTATE OPERATING COMPANY -- 1.1%

Forest City Enterprises, Inc.
   (Class A)                          23,830     1,059,005

TOTAL COMMON STOCK
   (COST $6,602,606)                             4,590,023


TOTAL INVESTMENTS IN SECURITIES
   (COST $106,716,327)                          95,604,539


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

REAL ESTATE SECURITIES FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.5%
--------------------------------------------------------------------------------

GEI Short Term Investment Fund
   4.96%                             434,599   $   434,599(a,b)
   (COST $434,599)


TOTAL INVESTMENTS
   (COST $107,150,926)                          96,039,138


OTHER ASSETS AND LIABILITIES,
   NET-- 0.6%                                      611,074
                                               -----------


NET ASSETS-- 100.0%                            $96,650,212
                                               ===========


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2007
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)  Coupon amount represents effective yield.

(b) GE Asset Management (GEAM), the investment advisor of the Fund, also serves as investment advisor of the GEI Short-Term Investment Fund.

+    Percentages are based on net assets as of December 31, 2007.


Abbreviations:

REIT   Real Estate Investment Trust

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------


REAL ESTATE SECURITIES FUND

                                                     12/31/07    12/31/06     12/31/05      12/31/04    12/31/03
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                             --          --           --            --      5/1/95
Net asset value, beginning of period ................  $21.49      $19.20       $19.54        $16.78      $13.14
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ............................    0.72        0.65         0.70          0.65        0.50
   Net realized and unrealized
       gains/(losses) on investments ................   (3.87)       5.68         1.62          4.76        4.42
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ......    (3.15)      6.33         2.32          5.41        4.92
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income ............................    0.75        0.48         0.75          0.52        0.41
   Net realized gains ...............................    6.72        3.56         1.91          2.13        0.87
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS .................................    7.47        4.04         2.66          2.65        1.28
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ......................    $10.87    $21.49       $19.20        $19.54      $16.78
====================================================================================================================================

TOTAL RETURN (A) ....................................  (14.86)%     33.03%       11.78%        32.29%      37.38%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......... $96,650    $178,317     $143,801      $146,221     $98,294
   Ratios to average net assets:
      Net investment income .........................    2.59%       3.08%        3.21%         4.15%       4.65%
      Expenses ......................................    0.90%       0.88%        0.89%         0.90%       0.89%
   Portfolio turnover rate ..........................     106%         92%          52%           78%         52%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

See Notes to Financial Statements.

Statement of Assets
and Liabilities DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        REAL ESATE
                                                                                                        SECURITIES
                                                                                                           FUND
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market (Cost $106,716,327) ......................................    $95,604,539
   Short-term affiliated investments (at amortized cost) .........................................        434,599
   Receivable for investments sold ...............................................................      1,102,880
   Income receivables ............................................................................        691,960
   Receivable for fund shares sold ...............................................................          1,916
   Other assets ..................................................................................             62
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ..............................................................................     97,835,956
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable for investments purchased .............................................................        942,434
   Payable for fund shares redeemed ..............................................................        109,274
   Payable to GEAM ...............................................................................        134,036
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES .........................................................................      1,185,744
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .......................................................................................    $96,650,212
====================================================================================================================================

NET ASSETS CONSIST OF:
   Capital paid in ...............................................................................    109,556,435
   Undistributed (distribution in excess of) net investment income ...............................        286,853
   Accumulated net realized gain (loss) ..........................................................     (2,081,288)
   Net unrealized appreciation/(depreciation) on:
       Investments ...............................................................................    (11,111,788)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .......................................................................................    $96,650,212
====================================================================================================================================

NET ASSETS .......................................................................................     96,650,212
Shares outstanding ($0.01 par value; unlimited shares authorized) ................................      8,895,323
Net asset value per share ........................................................................         $10.87


See Notes to Financial Statements.

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------

                                                                                             REAL ESATE
                                                                                             SECURITIES
                                                                                                FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend ........................................................................   $   4,471,034
      Interest from affiliated investments ............................................         101,176
      Less: Foreign taxes withheld ....................................................        (16,111)

------------------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ......................................................................       4,556,099
------------------------------------------------------------------------------------------------------------------------------------

    EXPENSES:
      Advisory and administrative fees ................................................       1,205,759
      Transfer agent ..................................................................              42
      Director's fees .................................................................           3,588
      Custody and accounting expenses .................................................          37,491
      Professional fees ...............................................................          25,112
      Registration expenses ...........................................................           4,914
      Other expenses ..................................................................          22,254

------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES ....................................................................       1,299,160
------------------------------------------------------------------------------------------------------------------------------------

    NET INVESTMENT INCOME .............................................................       3,256,939
====================================================================================================================================


NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN ON:
         Investments ..................................................................      29,837,725
      DECREASE IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ..................................................................     (51,608,095)

------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized loss on investments .................................     (21,770,370)
------------------------------------------------------------------------------------------------------------------------------------

    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................    $(18,513,431)
====================================================================================================================================


See Notes to Financial Statements.

Statements of
Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       REAL ESTATE
                                                                                                       SECURITIES
                                                                                                          FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                             YEAR ENDED         YEAR ENDED
                                                                                            DECEMBER 31,       DECEMBER 31,
                                                                                                2007               2006
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income (loss) .....................................................  $   3,256,939        $  4,078,747
     Net realized gain on investments ..................................................     29,837,725          24,153,309
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments ..................................................................    (51,608,095)         15,955,603

------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations ...........................................    (18,513,431)         44,187,659
------------------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income .............................................................     (3,999,441)         (3,335,137)
     Net realized gains ................................................................    (35,719,010)        (24,834,755)

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .................................................................    (39,718,451)        (28,169,892)
------------------------------------------------------------------------------------------------------------------------------------

   Net increase (decrease) in net assets from operations ...............................    (58,231,882)         16,017,767
------------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares ......................................................      4,445,242          20,203,690
     Value of distributions reinvested .................................................     39,718,451          28,169,892
     Cost of shares redeemed ...........................................................    (67,599,080)        (29,874,788)

------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ...................................    (23,435,387)         18,498,794
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .............................................    (81,667,269)         34,516,561

NET ASSETS
   Beginning of period .................................................................    178,317,481         143,800,920
------------------------------------------------------------------------------------------------------------------------------------
   End of period .......................................................................  $  96,650,212        $178,317,481
====================================================================================================================================

UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD .........  $     286,853        $    338,045
------------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold .......................................................................        197,070             870,622
     Issued for distributions reinvested ...............................................      3,637,222           1,316,352
     Shares redeemed ...................................................................     (3,235,096)         (1,380,231)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ............................................................        599,196             806,743
====================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund (the "Fund").

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value.

All assets and liabilities of the Fund's initially expressed in foreign currency values will be converted into U.S. dollars at the WM exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may enter into repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

REAL ESTATE INVESTMENT TRUSTS Dividend income, attributable to real estate investment trusts ("REITs"), is recorded based on management's estimate of the income included in the distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of the investments. The actual amounts of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


At December 31, 2007, information on the tax cost of investments is as follows:

                   Cost of                  Gross Tax                  Gross Tax            Net Tax Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
------------------------------------------------------------------------------------------------------------------------------------
                $108,563,646               $3,621,426                $(16,145,934)              $(12,524,508)


            Net Tax Appreciation/         Undistributed              Undistributed                  Post
              (Depreciation) on              Income/               Long-Term Gains/                October
            Derivatives, Currency         (Accumulated               (Accumulated                  Losses
            and Other Net Assets         Ordinary Loss)              Capital Loss)           (see Detail Below)
------------------------------------------------------------------------------------------------------------------------------------
                     $--                    $286,853                      $--                    $(668,568)

As of December 31, 2007, the Fund has no capital loss carryovers.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund elected to defer losses incurred after October 31, 2007 as follows:

                 Capital              Currency
--------------------------------------------------------------------------------

                $668,568                 $--

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

          Ordinary      Long-Term    Return of
           Income     Capital Gains   Capital        Total
--------------------------------------------------------------------------------

2007     $5,956,613    $33,613,314   $148,524    $39,718,451
2006      4,582,222     23,587,670         --     28,169,892

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) distributions from Real Estate Investment Trusts (REITS), and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2007 were as follows:

         Undistributed
         (Distribution
         in Excess of)
        Net Investment      Accumulated      Paid in
            Income       Net Realized Gain   Capital
--------------------------------------------------------------------------------
           $691,310         $(542,786)     $(148,524)

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.   LINE OF CREDIT

The Company shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or
(ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended December 31, 2007.


4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:

                    Annualized based on
                  average daily net assets
--------------------------------------------------------------------------------
           Average Daily             Advisory and
            Net Assets              Administration
              of Fund                    Fees
--------------------------------------------------------------------------------
        First $100 million               .85%
         Next $100 million               .80%
         Over $200 million               .75%

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2007, $2,388 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   SUB-ADVISORY FEES

Pursuant to an investment sub-advisory agreement with GEAM, Urdang Securities Management, Inc. ("Urdang") is the Sub-Adviser to the Fund. Urdang is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For their services, GEAM pays Urdang monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.


6.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the period ended December 31, 2007 were as follows:

                Purchases               Sales
--------------------------------------------------------------------------------
              $150,492,533          $204,193,520

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Real Estate Securities Fund, a series of GE Investments Funds, Inc., including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Real Estate Securities Fund as of December 31, 2007, the results of its operations, changes in its net assets and financial highlights for the years described above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP


Boston, Massachusetts
February 25, 2008

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------


For the year ended December 31, 2007

SUMMARY

During the year ended December 31, 2007, the Fund paid to shareholders of record on December 26, 2007, the following long-term capital gain dividends 2007:


FUND NAME                                                     PER SHARE AMOUNT
--------------------------------------------------------------------------------
GE Investments Funds, Inc.-- Real Estate Securities Fund          $6.32841

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


The Fund Board, including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory and sub-advisory agreements with GE Asset Management Incorporated ("GEAM") and the Fund's sub-adviser, Urdang Securities Management, Inc. at meetings held on December 5 and December 12, 2007.

In considering whether to approve the Fund's investment advisory and sub-advisory agreements, the Board members, including the independent members, considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM and the sub-adviser. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper").

Before approving the Fund's advisory and sub-advisory agreements, the Board members reviewed the proposed continuance of the agreements with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuances. The independent Board members discussed the proposed continuances in detail during a private session with their independent legal counsel at which no representatives of GEAM or the sub-adviser were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. Also in advance of the meetings, the Board members received from the sub-adviser a written response to a letter of inquiry prepared by GEAM at the Board's request, which included substantial exhibits and other materials related to the business of, and services provided by the sub-adviser. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management and the sub-adviser, in their oral presentations, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members also had an opportunity to hear presentations by representatives of the sub-adviser. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning the sub-adviser's investment process.

In reaching their determinations relating to continuance of the Fund's investment advisory and sub-advisory agreements, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member attributed different weights to the various factors. In particular, the Board members focused on the following, recognizing, with respect to the Fund's sub-advisory agreement, that the sub-adviser had only recently begun managing the Fund's portfolio following approval of the agreement by shareholders during the first quarter of 2006:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM and the sub-adviser, and the Board members, including the independent members, concurred that GEAM and the sub-adviser provide high quality advisory and administrative services to the Fund.

In connection with their consideration of GEAM's services specifically, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used in overseeing the sub-adviser's activities and with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM.

In connection with their consideration of the services provided by the sub-adviser, the Board members focused on the sub-adviser's favorable attributes relating to its investment philosophy and discipline, its high caliber investment and trading personnel, its systems and other resources, including research capabilities, and its favorable history and reputation.

In light of the foregoing, the Board members, including the independent members, concluded that the services provided by GEAM and the sub-adviser were of a high quality and had benefited the Fund.

INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods, with emphasis on the period since the commencement of the sub-adviser's management of the Fund's portfolio. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities indexes and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members engaged in detailed discussions with GEAM management and representatives of the sub-adviser about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel, the investment style and approach employed, and the likely market cycles for the investment style. The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the cost of the services provided by GEAM and the sub-adviser. The Board members reviewed the information they had requested from GEAM and the sub-adviser concerning their profitability from the fees and services they provide to the Fund and the financial condition of GEAM and the sub-adviser for various past periods. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable and consistent across its business. The Board members reviewed the assumptions and cost allocation methods used by the sub-adviser in preparing its profitability data.

The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM, and noted the fact that GEAM, and not the Fund, pays the sub-advisory fees to the sub-adviser. The Board members determined that GEAM and the sub-adviser should be entitled to earn a reasonable level of profits for the services they provide to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM and the sub-adviser from their relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


has not yet fully recouped that investment. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices. The Board members reviewed the applicable advisory fee breakpoints for the Fund and concluded that no changes were needed. The Board members recognized the economies of scale benefits derived by the Fund as a result of this fee structure.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM and the sub-adviser, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In addition, the Board members considered their discussion with representatives of GEAM and the sub-adviser about the fees being charged to the Fund and, to the extent applicable, the effect, if any, of the Securities and Exchange Commission staff's interpretive guidance concerning soft dollars. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

The Board members reviewed comparative fee information with respect to any comparable mutual fund client accounts managed by the sub-adviser, if any, and with respect to any other client accounts managed by the sub-adviser in a similar style to that of the Fund. The Board members, including the independent members, concluded that, based on this information, the sub-advisory fees were reasonable in light of the services provided to the Fund.

FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM and the sub-adviser may derive from their relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders, and that renewal of the sub-advisory agreement was in the best interests of the shareholders of the Fund.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.



INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------



NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta


ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER

Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS

Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES

Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE

John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.



[GE LOGO OMITTED]

GE Investments Funds, Inc.

International Equity Fund



Annual Report

DECEMBER 31, 2007


[GE LOGO OMITTED]

GE Investments Funds, Inc.
International Equity Fund
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Contents

NOTES TO PERFORMANCE .................................................................................................     1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ...........................................................................     2

NOTES TO SCHEDULE OF INVESTMENTS .....................................................................................     9

FINANCIAL STATEMENTS

     Financial Highlights ............................................................................................    10

     Statement of Assets and Liabilities .............................................................................    11

     Statement of Operations .........................................................................................    12

     Statements of Changes in Net Assets .............................................................................    13

     Notes to Financial Statements ...................................................................................    14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..............................................................    19

TAX INFORMATION ......................................................................................................    20

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL ........................................................................    21

ADDITIONAL INFORMATION ...............................................................................................    24

INVESTMENT TEAM ......................................................................................................    27



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2007
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Morgan Stanley Capital International EAFE Index (MSCI(R) EAFE(R) Index) is an unmanaged index and do not reflect the actual cost of investing in the instruments that comprise the index. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.



-------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUNDS.

International Equity Fund
--------------------------------------------------------------------------------

THE INTERNATIONAL EQUITY FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES BRIAN HOPKINSON, RALPH R. LAYMAN, PAUL NESTRO, JONATHAN L. PASSMORE, MICHAEL J. SOLECKI AND MAKOTO SUMINO. AS LEAD PORTFOLIO MANAGER FOR THE FUND, MR. LAYMAN (PICTURED BELOW) OVERSEES THE ENTIRE TEAM AND ASSIGNS A PORTION OF THE FUND TO EACH MANAGER, INCLUDING HIMSELF. EACH PORTFOLIO MANAGER IS LIMITED TO THE MANAGEMENT OF HIS OR HER PORTION OF THE FUND, THE SIZE OF THE PORTION WHICH MR. LAYMAN DETERMINES ON AN ANNUAL BASIS. THE PORTFOLIO MANAGERS DO NOT OPERATE INDEPENDENTLY OF EACH OTHER, RATHER, THE TEAM OPERATES COLLABORATIVELY, COMMUNICATING PURCHASES OR SALES OF SECURITIES ON BEHALF OF THE FUND.

RALPH R. LAYMAN IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT AND PRESIDENT - INTERNATIONAL EQUITIES AT GE ASSET MANAGEMENT. HE MANAGES THE OVERALL INTERNATIONAL EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. LAYMAN HAS LED THE TEAM OF PORTFOLIO MANAGERS FOR THE INTERNATIONAL EQUITY FUND SINCE 1997. MR. LAYMAN JOINED GE ASSET MANAGEMENT IN 1991 AS SENIOR VICE PRESIDENT FOR INTERNATIONAL INVESTMENTS AND BECAME AN EXECUTIVE VICE PRESIDENT IN 1992 AND PRESIDENT - INTERNATIONAL EQUITIES IN MARCH 2007.

BRIAN HOPKINSON IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A PORTFOLIO MANAGER FOR THE FUND SINCE OCTOBER 1996. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HOPKINSON WORKED FOR FIDUCIARY TRUST INTERNATIONAL IN BOTH LONDON AND NEW YORK.

PAUL NESTRO IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE INTERNATIONAL EQUITY FUND SINCE FEBRUARY 2007. MR. NESTRO JOINED GE ASSET MANAGEMENT IN 1993 AS A PERFORMANCE AND ATTRIBUTION ANALYST IN U.S. EQUITIES. HE BECAME A SENIOR PERFORMANCE AND ATTRIBUTION ANALYST IN 1994 AND SINCE 1996 HAS BEEN AN ANALYST AND PORTFOLIO MANAGER IN THE INTERNATIONAL EQUITIES GROUP.

JONATHAN L. PASSMORE IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED AS A PORTFOLIO MANAGER OF THE INTERNATIONAL EQUITY FUND SINCE JANUARY 2002. PRIOR TO JOINING GE ASSET MANAGEMENT IN JANUARY 2001, HE WAS WITH MERRILL LYNCH FOR SIX YEARS, MOST RECENTLY AS DIRECTOR, INTERNATIONAL EQUITY.

MICHAEL J. SOLECKI IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED AS A PORTFOLIO MANAGER OF THE INTERNATIONAL EQUITY FUND SINCE SEPTEMBER 1997. HE JOINED GE ASSET MANAGEMENT IN 1990 AS AN INTERNATIONAL EQUITY ANALYST. HE BECAME A VICE PRESIDENT FOR INTERNATIONAL EQUITY PORTFOLIOS IN 1996 AND SENIOR VICE PRESIDENT IN 2000.

MAKOTO SUMINO IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS BEEN A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM FOR THE INTERNATIONAL EQUITY FUND SINCE FEBRUARY 2007. MR. SUMINO JOINED GE ASSET MANAGEMENT IN SEPTEMBER 1996 AS A SECURITIES ANALYST AND PORTFOLIO MANAGER. HE BECAME DEPUTY DIRECTOR OF THE INTERNATIONAL EQUITY RESEARCH TEAM IN JANUARY 2001 AND DIRECTOR IN APRIL 2005.

Q. HOW DID THE INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2007?

A. For the twelve-month period ended December 31, 2007, the International Equity Fund returned 22.98%. The MSCI EAFE Index, the Fund's benchmark, returned 11.18% and the Fund's Lipper peer group of 135 International Core funds returned an average of 12.63% for the same period.



[PHOTO OMITTED]

                                                                             Q&A
--------------------------------------------------------------------------------


Q.  WHAT MARKET CONDITIONS IMPACTED
    FUND PERFORMANCE?

A. Strong corporate performance in revenue and cash generation and continued productivity enhancements more than compensated for a rising input cost environment, currency headwinds and the turmoil created by the collapse of the sub-prime mortgage market. Market volatility at certain times of the year was extreme and the dilemma facing central bankers torn between rising inflation concerns and diminishing market liquidity was a constant talking point late in the year.

Q.  WHAT DOMESTIC OR WORLD EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS?

A. The developing sub-prime crisis spread throughout the financial sector as the year progressed. Initially confined to over-zealous mortgage lenders in the U.S., it was soon apparent that many financial institutions around the globe would be affected. The full extent of the problem is as yet unknown but the reduction in market liquidity plus grave concerns over the quality of borrowers at all levels of the economy have served to tighten credit conditions throughout the entire global system. Key, however, is the dramatic fall in available liquidity, the fuel for asset prices in many segments of the economy.

Q.  WHICH STOCKS & SECTORS SIGNIFICANTLY AFFECTED
    FUND PERFORMANCE?

A. Materials companies in the agricultural/chemicals field (Potash - Canada) and mining industry (CVRD - Brazil; BHP Billiton - UK) were top performers for the Fund. Other major contributions came from industrials such as Orascom Construction (Egypt), ABB (Switzerland) and Alstom (France); energy companies, Petrobras (Brazil) and Saipem (Italy); and telecom services holdings Telenor (Norway) and MTN (South Africa).

    However, the Fund was negatively impacted by consumer staples stocks such as Seven and I Holdings (Japan) and the Fund's holdings in the financial sector such as Mitsubishi UFJ and Nomura (Japan), which while modest, still had a negative impact.

    Two consistent themes here are the high growth coming from emerging markets (influencing materials, energy and telecom) and infrastructure development in both the developed and developing worlds (industrials).

Q.  DID THE WEIGHTINGS/COUNTRY ALLOCATIONS OF THE FUND CHANGE? WHY?

A. The Fund added to its consumer staples holdings through the purchase of food manufacturers with global operations, attractive valuations and a business outlook that were particularly attractive in this challenging environment. The Fund reduced its overall position in healthcare due to concerns over the current pipeline and regulatory environments, but added to energy through purchases of gas related companies with strong market positions while eliminating a small oil holding in China. The Fund also reduced its position in the financials sector via the sale of European banks exposed to the credit crisis, and adjusted its holdings in consumer discretionary by moving out of underperforming Japanese retail and into a broad market watch manufacturer.

Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE
    PERIOD AND WHY?

A. The Fund made the following new additions its portfolio holdings in the last fiscal year: Danone (France), a major food producer; Ibiden (Japan), a manufacturer of technology for computer chips and filters for diesel engines, two high growth areas; Novozymes (Denmark), for its important role in enzymes and micro-organisms. The Fund also increased its position in the following companies: Nestle, for its global superiority; Roche, as a standout drug company in a challenged sector; Siemens, for its restructuring and new management approach. However, the Fund eliminated the following companies from its portfolio holdings during the last fiscal year: Credit Suisse Group and ING Group, as they are being confronted by the credit crisis; Novartis, Glaxo and Sanofi for their problems in the pharmaceutical space; and Chiyoda Corp, for its inability to control costs in a buoyant environment.

International Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JULY 1, 2007 - DECEMBER 31, 2007

---------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                   THE PERIOD ($)                  THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                         1,093.81                           6.12
---------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,019.23                           5.85
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.15% (FROM PERIOD JULY 1, 2007 - DECEMBER 31, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2007 WAS: 9.38%.

International Equity Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

                       GEI                     MSCI EAFE
                INTERNATIONAL EQUITY             INDEX
12/97                $10000                     $10000
12/98                 11745                      11999
12/99                 15307                      15235
12/00                 13360                      13077
12/01                 10573                      10250
12/02                  8053                       8616
12/03                 11106                      11941
12/04                 12867                      14359
12/05                 15208                      16302
12/06                 18963                      20596
12/07                 23319                      22899


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                ONE         FIVE         TEN
                                YEAR        YEAR        YEAR
--------------------------------------------------------------------------------
International Equity Fund      22.98%      23.69%        8.84%
--------------------------------------------------------------------------------
MSCI EAFE Index                11.18%      21.59%        8.64%
--------------------------------------------------------------------------------
Lipper peer group average*     12.63%      20.64%        8.66%
--------------------------------------------------------------------------------
Inception date                5/1/95
--------------------------------------------------------------------------------


International Equity Fund (ending value $23,319)
MSCI EAFE (ending value $22,899)


INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in developed and developing countries outside the United States.


TOP TEN LARGEST EQUITY HOLDINGS
AS OF DECEMBER 31, 2007
as a % of Market Value
--------------------------------------------------------------------------------
 Telenor ASA                                             2.81%
--------------------------------------------------------------------------------
 Nestle S.A. (Regd.)                                     2.69%
--------------------------------------------------------------------------------
 Nokia OYJ                                               2.59%
--------------------------------------------------------------------------------
 Roche Holding AG                                        2.58%
--------------------------------------------------------------------------------
 BHP Billiton PLC                                        2.45%
--------------------------------------------------------------------------------
 Vodafone Group, PLC                                     2.32%
--------------------------------------------------------------------------------
 Cia Vale do Rio Doce ADR                                2.17%
--------------------------------------------------------------------------------
 Siemens AG (Regd.)                                      2.17%
--------------------------------------------------------------------------------
 Saipem S.p.A.                                           2.11%
--------------------------------------------------------------------------------
 Koninklijke Philips Electronics N.V.                    2.11%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF DECEMBER 31, 2007
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $83,837 (in thousands)

[PIE CHART OMITTED PLOT POINTS FOLLOWS]

Continental Europe 49.3%
Japan 16.3%
United Kingdom 14.3%
Latin America 5.1%
Emerging Europe 3.6%
Pacific Rim 3.3%
Emerging Asia 3.1%
Canada 2.9%
United States 2.1%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR, FIVE-YEAR AND TEN-YEAR PERIODS INDICATED IN THE INTERNATIONAL CORE PEER GROUP CONSISTING OF 135, 113 AND 46 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------


                            INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 94.8%+
--------------------------------------------------------------------------------


AUSTRALIA -- 1.0%

Brambles Ltd.                         33,688  $    341,055
Paladin Resources Ltd.                77,707       463,286(a)
                                                   804,341

BRAZIL -- 1.4%

Petroleo Brasileiro S.A. ADR          12,256     1,179,272

CANADA -- 2.9%

Canadian National Railway Co.         15,603       737,504
Potash Corp of Saskatchewan           11,843     1,721,736
                                                 2,459,240

DENMARK -- 1.4%

Group 4 Securicor PLC                 86,278       416,160
Novozymes (Series B)                   6,731       768,118
                                                 1,184,278

EGYPT -- 0.8%

Orascom Construction
   Industries                          6,497       676,041

FINLAND -- 2.6%

Nokia OYJ                             55,949     2,169,343

FRANCE -- 12.5%

Accor S.A.                             3,787       302,862
Alstom                                 3,784       813,263
AXA S.A.                              14,261       571,090
BNP Paribas                            8,579       930,936(d)
Credit Agricole S.A.                  14,180       478,284
Groupe Danone                         17,097     1,534,796
LVMH Moet Hennessy
   Louis Vuitton S.A.                  3,692       446,298
Renault S.A.                           2,394       339,549
Schneider Electric S.A.                2,644       358,269
Suez S.A.                             11,901       810,312
Total S.A.                            17,923     1,489,192
Unibail-Rodamco (REIT)                 1,911       418,873
Veolia Environnement                  15,248     1,392,219
Vinci S.A.                             8,481       628,042
                                                10,513,985

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

GERMANY -- 9.3%

Allianz AG (Regd.)                     1,319  $     285,313
Bayer AG                              16,680     1,524,919
DaimlerChrysler AG (Regd.)             5,772       561,190
E.ON AG                                7,323     1,558,773
Linde AG                               8,599     1,137,153
Metro AG                               6,666       559,812
RWE AG                                 2,498       350,611
Siemens AG (Regd.)                    11,409     1,815,843
                                                 7,793,614

GREECE -- 1.2%

Hellenic Telecommunications
   Organization S.A.                  27,395     1,009,332

HONG KONG -- 0.9%

Esprit Holdings Ltd.                  18,000       269,859
Sun Hung Kai Properties Ltd.          24,930       528,820
                                                   798,679

INDIA -- 0.7%

Larsen & Toubro Ltd.                   4,715       498,236
Reliance Capital Ltd. ADR              1,702       111,715(a,b)
                                                   609,951

ITALY -- 4.9%

Banca Intesa S.p.A.                  128,638     1,017,487
Saipem S.p.A.                         44,062     1,767,064
UniCredito Italiano S.p.A.           163,977     1,361,738
                                                 4,146,289

JAPAN -- 16.2%

Asahi Glass Company Ltd.              43,003       577,017
Bank of Yokohama Ltd.                 70,506       494,801
East Japan Railway Co.                   112       924,352
Hoya Corp.                             5,100       162,521
Ibiden Company Ltd.                   16,599     1,151,522
Komatsu Ltd.                          18,811       511,887
Mitsubishi Estate Company Ltd.        53,982     1,302,256
Mitsubishi Heavy Industries Ltd.     148,000       637,229
Mitsubishi UFJ Financial
   Group, Inc.                       132,464     1,241,461
Nidec Corp.                            5,762       427,063
Nintendo Company Ltd.                    200       119,769
Nomura Holdings, Inc.                 88,599     1,502,888
Shiseido Company Ltd.                 36,000       852,348
Sony Financial Holdings Inc.             163       623,023(a)
Sumitomo Realty & Development
   Company Ltd.                       12,000       297,006
Toray Industries Inc.                215,999     1,691,797
Toyota Motor Corp.                    21,304     1,151,825
                                                13,668,765


See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

INTERNATIONAL EQUITY FUND
Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

MEXICO -- 1.1%

America Movil S.A. de C.V.
   ADR (Series L)                     14,533  $    892,181

NETHERLANDS -- 2.1%

Koninklijke Philips
   Electronics N.V.                   40,890     1,764,801

NORWAY -- 4.3%

Acergy S.A.                           36,393       812,665
Orkla ASA                             22,735       440,686
Telenor ASA                           98,501     2,353,749
                                                 3,607,100

RUSSIA -- 1.3%

Mobile Telesystems OJSC ADR            3,564       362,780
OAO Gazprom ADR                       12,537       710,848
                                                 1,073,628

SINGAPORE -- 1.3%

CapitaLand Ltd.                      103,000       448,651
Singapore Telecommunications Ltd.    247,314       687,246
                                                 1,135,897

SOUTH AFRICA -- 1.5%

Anglo Platinum Ltd.                    2,319       342,726
MTN Group, Ltd.                       50,996       955,548
                                                 1,298,274

SOUTH KOREA -- 1.5%

Kookmin Bank                           2,100       154,799(a)
Kookmin Bank ADR                       5,749       421,517
Samsung Electronics
   Company Ltd.                          200       118,797
Samsung Electronics
   Company Ltd. GDR                    1,815       531,341(b)
                                                 1,226,454

SPAIN -- 1.6%

ACS Actividades de Construccion
   y Servicios S.A.                    1,057        62,820
Banco Santander Central
   Hispano S.A. (Regd.)               58,633     1,267,864
                                                 1,330,684

SWEDEN -- 0.8%

Sandvik AB                            40,598$       698,807

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

SWITZERLAND -- 8.4%

ABB Ltd. (Regd.)                      44,924  $  1,294,370
Nestle S.A. (Regd.)                    4,919     2,259,312(d)
Roche Holding AG                      12,523     2,163,582
Swatch Group AG                        1,897       571,789
Swiss Reinsurance                      3,061       217,513
Syngenta AG (Regd)                     2,386       608,012
                                                 7,114,578
TAIWAN -- 0.9%
Taiwan Semiconductor
   Manufacturing
   Company Ltd.                      399,061       762,823

UNITED KINGDOM -- 14.2%

BG Group, PLC                         57,114     1,307,448
BHP Billiton PLC                      66,710     2,052,979(d)
British American Tobacco PLC           3,130       122,431
Diageo PLC                            47,960     1,031,071
Group 4 Securicor PLC                 72,323       352,357
Lloyds TSB Group, PLC                 47,146       442,967
National Grid PLC                     39,310       652,614
Prudential PLC                        58,507       829,224
Reed Elsevier PLC                     28,297       382,749
Rio Tinto PLC (Regd.)                 10,534     1,114,921
Royal Bank of Scotland
   Group, PLC                         92,021       813,306
Tesco PLC                             95,563       907,862
Vodafone Group, PLC                  520,673     1,946,456
                                                11,956,385

TOTAL COMMON STOCK
   (COST $55,833,945)                           79,874,742


--------------------------------------------------------------------------------
PREFERRED STOCK -- 2.6%
--------------------------------------------------------------------------------

All America Latina Logistica S.A.     26,600       344,306
Cia Vale do Rio Doce ADR              64,982     1,818,196

TOTAL PREFERRED STOCK
   (COST $1,019,375)                             2,162,502


TOTAL INVESTMENTS IN SECURITIES
   (COST $56,852,216)                           82,037,244


See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.1%
--------------------------------------------------------------------------------

GEI Short Term Investment Fund
   4.96%                           1,799,754  $  1,799,754(c,e)
   (COST $1,799,754)


TOTAL INVESTMENTS
   (COST $58,651,970)                           83,836,998


OTHER ASSETS AND LIABILITIES,
   NET-- 0.5%                                      435,363
                                               -----------

NET ASSETS-- 100.0%                            $84,272,361
                                               ===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GEI International Equity Fund had the following short futures contracts open at December 31, 2007


                                  NUMBER       CURRENT
                    EXPIRATION      OF        NOTIONAL     UNREALIZED
DESCRIPTION            DATE      CONTRACTS      VALUE     DEPRECIATION
--------------------------------------------------------------------------------

DJ Euro Stoxx 50
   Index Futures    March 2008       4       $(259,368)     $(3,421)
FTSE 100 Index
   Futures          March 2008       1        (128,493)         896
TOPIX Index
   Futures          March 2008       1        (131,585)          95
                                                            -------
                                                            $(2,430)
                                                            =======


The GEI International Equity was invested in the following sectors at December 31, 2007

SECTOR                     PERCENTAGE (BASED ON MARKET VALUE)
--------------------------------------------------------------------------------

Financials                            18.80%
Materials                             15.24%
Industrials                           14.47%
Telecommunication Services             9.79%
Energy                                 9.22%
Consumer Staples                       8.67%
Consumer Discretionary                 6.91%
Information Technology                 6.49%
Utilities                              5.68%
Healthcare                             2.58%
Short-Term                             2.15%
                                     -------
                                     100.00%
                                     =======


See Notes to Schedule of Investments on page 9 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2007
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to $643,056 or 0.76% of net assets. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)  Coupon amount represents effective yield.

(d) At December 31, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GE Asset Management (GEAM), the investment advisor of the Fund, also serves as investment advisor of the GEI Short-Term Investment Fund.

+    Percentages are based on net assets as of December 31, 2007.


Abbreviations:

ADR      American Depository Receipt

GDR      Global Depository Receipt

REGD.    Registered

REIT     Real Estate Investment Trust

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
---------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

                                                     12/31/07    12/31/06     12/31/05      12/31/04    12/31/03
---------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                             --          --           --            --      5/1/95
Net asset value, beginning of period ................  $14.08      $11.42        $9.76         $8.52       $6.23
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ............................    0.23        0.15         0.13          0.11        0.07
   Net realized and unrealized
      gains/(losses) on investments .................    2.98        2.67         1.65          1.24        2.29
---------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ......    3.21        2.82         1.78          1.35        2.36
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income ............................    0.23        0.16         0.12          0.11        0.07
   Net realized gains ...............................    2.39          --           --            --          --
---------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS .................................    2.62        0.16         0.12          0.11        0.07
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ......................  $14.67      $14.08       $11.42         $9.76       $8.52
===========================================================================================================================

TOTAL RETURN (A) ....................................   22.98%     24.69%       18.19%        15.85%      37.91%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......... $84,272     $80,648      $65,450       $55,714     $45,198
   Ratios to average net assets:
      Net investment income .........................    1.30%       1.16%        1.19%         1.31%       1.13%
      Expenses ......................................    1.13%       1.13%        1.25%         1.15%       1.07%
   Portfolio turnover rate ..........................      32%         34%          53%           38%         35%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.


See Notes to Financial Statements.

Statement of Assets
and Liabilities DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------

                                                                                                      INTERNATIONAL
                                                                                                       EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market (cost $56,852,216) .........................................  $82,037,244
   Short-term affiliated investments (at amortized cost) ...........................................    1,799,754
   Foreign cash (cost $360,739) ....................................................................      366,494
   Receivable for investments sold .................................................................      78,108
   Income receivables ..............................................................................      104,739
   Receivable for fund shares sold .................................................................       13,784
   Variation margin receivable .....................................................................        4,894
   Other assets ....................................................................................      135,009
---------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ................................................................................   84,540,026
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable for investments purchased ...............................................................      111,538
   Payable for fund shares redeemed ................................................................          544
   Payable to GEAM .................................................................................      155,583
---------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ...........................................................................      267,665
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .........................................................................................  $84,272,361
===========================================================================================================================

NET ASSETS CONSIST OF:
   Capital paid in .................................................................................   55,944,149
   Undistributed (distribution in excess of) net investment income .................................      (27,047)
   Accumulated net realized gain (loss) ............................................................    3,163,302
   Net unrealized appreciation/(depreciation) on:
       Investments .................................................................................   25,185,028
       Futures .....................................................................................       (2,430)
       Foreign currency related transactions .......................................................        9,359
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .........................................................................................  $84,272,361
===========================================================================================================================

NET ASSETS .........................................................................................   84,272,361
Shares outstanding ($0.01 par value; unlimited shares authorized) ..................................    5,746,261
Net asset value per share ..........................................................................       $14.67


See Notes to Financial Statements.

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------

                                                                                             INTERNATIONAL
                                                                                              EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend ......................................................................      $  2,148,585
      Interest* .....................................................................            63,806
      Interest from affliated investments ...........................................            75,713
      Less: Foreign taxes withheld ..................................................         (198,891)

---------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ....................................................................         2,089,213
---------------------------------------------------------------------------------------------------------------------------

    EXPENSES:
      Advisory and administrative fees ..............................................           860,294
      Transfer agent ................................................................                84
      Director's fees ...............................................................             2,200
      Custody and accounting expenses ...............................................            71,779
      Professional fees .............................................................            19,821
      Registration expenses .........................................................             3,682
      Other expenses ................................................................            16,730

---------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES ..................................................................           974,590
---------------------------------------------------------------------------------------------------------------------------

    NET INVESTMENT INCOME ...........................................................         1,114,623
===========================================================================================================================


NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ................................................................         14,617,144
         Futures ....................................................................            56,577
         Foreign currency transactions ..............................................           (1,821)
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ................................................................         2,247,089
         Futures ....................................................................           (4,631)
         Foreign currency transactions ..............................................             6,310

---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain on investments ...............................         16,919,674
---------------------------------------------------------------------------------------------------------------------------

    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................         $18,035,291
===========================================================================================================================


* Income attributable to security lending activity, net of rebate expenses $46,403.


See Notes to Financial Statements.

Statements of
Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------

                                                                                                      INTERNATIONAL
                                                                                                       EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------

                                                                                             YEAR ENDED         YEAR ENDED
                                                                                            DECEMBER 31,       DECEMBER 31,
                                                                                                2007               2006
---------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ............................................................   $  1,114,623      $    847,096
     Net realized gain on investments, futures and
       foreign currency transactions ...................................................     14,671,900         7,318,705
     Net increase in unrealized appreciation/(depreciation)
       on investments, futures and foreign currency translation ........................      2,248,768         7,918,422

---------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ......................................................     18,035,291        16,084,223
---------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income .............................................................     (1,127,887)         (903,051)
     Net realized gains ................................................................    (11,637,475)               --

---------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .................................................................    (12,765,362)         (903,051)
---------------------------------------------------------------------------------------------------------------------------

   Net increase in net assets from operations ..........................................      5,269,929        15,181,172
---------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares ......................................................     21,702,440        18,473,402
     Value of distributions reinvested .................................................     12,765,354           903,051
     Cost of shares redeemed ...........................................................    (36,113,216)      (19,359,985)

---------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from share transactions ...................................     (1,645,422)           16,468
---------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS ........................................................      3,624,507        15,197,640

NET ASSETS
   Beginning of period .................................................................     80,647,854        65,450,214
---------------------------------------------------------------------------------------------------------------------------
   End of period .......................................................................   $ 84,272,361      $ 80,647,854
===========================================================================================================================

UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD .........   $    (27,047)     $    (11,962)
---------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold .......................................................................      1,420,389         1,476,929
     Issued for distributions reinvested ...............................................        877,947            64,322
     Shares redeemed ...................................................................     (2,280,758)       (1,544,654)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .................................................         17,578            (3,403)
===========================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund (the "Fund"), Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value.

All assets and liabilities of the Fund's initially expressed in foreign currency values will be converted into U.S. dollars at the WM exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment obectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond

Notes to Financial Statements                                 December 31, 2007
--------------------------------------------------------------------------------


markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security.
The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2007, information on the tax cost of investments is as follows:

                                                                                                  Net Tax
                   Cost of                  Gross Tax                  Gross Tax                Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
---------------------------------------------------------------------------------------------------------------------------
                 $58,758,679               $26,312,238               $(1,233,919)                $25,078,319


            Net Tax Appreciation/         Undistributed              Undistributed                  Post
              (Depreciation) on              Income/               Long-Term Gains/                October
            Derivatives, Currency         (Accumulated               (Accumulated                  Losses
            and Other Net Assets         Ordinary Loss)              Capital Loss)           (see Detail Below)
---------------------------------------------------------------------------------------------------------------------------
                   $8,033                   $303,774                  $2,968,393                  $(30,307)

As of December 31, 2007, the Fund has no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund elected to defer losses incurred after October 31, 2007 as follows:

                 Capital            Currency
--------------------------------------------------------------------------------

                   $--               $30,307

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

            Ordinary         Long-Term
             Income         Capital Gains         Total
--------------------------------------------------------------------------------
2007      $1,502,823         $11,262,539       $12,765,362
2006          892,355             10,696           903,051

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, treatment of realized gains and losses on foreign currency contracts, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2007 were as follows:

             Undistributed
             (Distribution
             in Excess of)
            Net Investment           Accumulated
                Income            Net Realized Gain
--------------------------------------------------------------------------------
               $(1,821)                $1,821

Notes to Financial Statements                                 December 31, 2007
--------------------------------------------------------------------------------


On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.   LINE OF CREDIT

The Company shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets.
In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation, or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended December 31, 2007.


4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:


                                 Annualized based on
                               average daily net assets
--------------------------------------------------------------------------------
                           Average Daily       Advisory and
                            Net Assets        Administration
                              of Fund              Fees
--------------------------------------------------------------------------------
                        First $100 million         1.00%
                         Next $100 million         .95%
                         Over $200 million         .90%


GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2007, $1,304 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2007 were as follows:


                 Purchases               Sales
--------------------------------------------------------------------------------
                $26,634,101           $41,137,952

SECURITY LENDING At December 31, 2007, the Fund did not participate in securities lending.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the International Equity Fund, a series of GE Investments Funds, Inc., including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the International Equity Fund as of December 31, 2007, the results of its operations, changes in its net assets and financial highlights for the years described above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP


Boston, Massachusetts
February 25, 2008

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------


For the year ended December 31, 2007

SUMMARY

During the year ended December 31, 2007, the Fund paid to shareholders of record on December 26, 2007, the following long-term capital gain dividends 2007:

FUND NAME                                                 PER SHARE AMOUNT
------------------------------------------------------------------------------
GE Investments Funds, Inc.-- International Equity Fund        $2.31290

The following funds intend to make an election under Internal Revenue Code
Section 853. The election will allow shareholders to treat their attributable share of foreign taxes paid by the Funds to be paid by them directly. For the fiscal year ended December 31, 2007, the total amount of income received by the Funds from sources within foreign countries and possessions of the United States and the amount of taxes paid by the Funds follows:

                                                                            TOTAL FOREIGN                TOTAL FOREIGN
FUND NAME                                                                   SOURCE INCOME                 TAXES PAID
---------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.-- International Equity Fund                       $2,331,460                    $195,231

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


The Fund Board, including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory agreement with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2007.

In considering whether to approve the Fund's investment advisory agreement, the Board members, including the independent members, considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies, if any, with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategy as the Fund.

Before approving the Fund's advisory agreement, the Board members reviewed the proposed continuance of the agreement with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The independent Board members discussed the proposed continuance in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning GEAM's investment process.

In reaching their determination relating to continuance of the agreement, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM, and the Board members, including the independent members, concurred that GEAM provides high quality advisory and administrative services to the Fund.

In connection with their consideration of GEAM's services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In light of these discussions, the Board members, including the independent members, concluded that GEAM's services were of a high quality and had benefited the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities indexes and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel, the investment style and approach employed, are the likely market cycles for the investment style. The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability from the fees and services it provides to the Fund and the financial condition of GEAM for various past periods. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable and consistent across its business.

The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Funds of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members reviewed the applicable advisory fee breakpoints for the Fund and concluded that no changes were needed. The Board members recognized the economies of scale benefits derived by the Fund as a result of this fee structure. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In addition, the Board members considered their discussion with representatives of GEAM about the fees being charged to the Fund and, to the extent applicable, the effect, if any, of the Securities and Exchange Commission staff's interpretive guidance concerning soft dollars. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.




INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

-------------------------------------------------------------------------------
ROBERT P. QUINN
-------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta


ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER

Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS

Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES

Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE

John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.


[GE LOGO OMITTED]

GE Investments Funds, Inc.

Premier Growth Equity Fund


Annual Report

DECEMBER 31, 2007


[GE LOGO OMITTED]

GE Investments Funds, Inc.
Premier Growth Equity Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    CONTENTS

NOTES TO PERFORMANCE .................................................................................................     1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ...........................................................................     2

NOTES TO SCHEDULE OF INVESTMENTS .....................................................................................     7

FINANCIAL STATEMENTS

     Financial Highlights ............................................................................................     8

     Statement of Assets and Liabilities .............................................................................     9

     Statement of Operations .........................................................................................    10

     Statements of Changes in Net Assets .............................................................................    11

     Notes to Financial Statements ...................................................................................    12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..............................................................    17

TAX INFORMATION ......................................................................................................    18

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL ........................................................................    19

ADDITIONAL INFORMATION ...............................................................................................    22

INVESTMENT TEAM ......................................................................................................    25



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2007
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500(R) Composite Price Index of stocks (S&P 500 Index) is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise the index. The S&P 500 Index is a market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.



--------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUNDS.

Premier Growth Equity Fund
--------------------------------------------------------------------------------


DAVID B. CARLSON IS AN EXECUTIVE VICE PRESIDENT AND CHIEF INVESTMENT OFFICER - U.S. EQUITIES AT GE ASSET MANAGEMENT. HE MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. CARLSON IS PORTFOLIO MANAGER FOR THE PREMIER GROWTH EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE THE FUND'S COMMENCEMENT. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987, A SENIOR VICE PRESIDENT IN 1989 AND A DIRECTOR AND EXECUTIVE VICE PRESIDENT IN 2003.


Q.  HOW DID THE PREMIER GROWTH EQUITY FUND
    PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2007?

A. For the twelve-month period ended December 31, 2007, the Premier Growth Equity Fund returned 5.34%. The S&P 500 Index, the Fund's benchmark, returned 5.50% and the Fund's Lipper peer group of 204 Large-Cap Growth funds returned an average of 12.84% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED
    FUND PERFORMANCE?

A. In the first half of the year, stocks rallied amid strong corporate earnings, record M&A activity, cooling inflation worries and the absence of Fed tightening. The market's climb was interrupted by global liquidity concerns in February, and again in late June and July of 2007, amid a credit crunch brought about by rising sub-prime mortgage defaults. However Fed monetary easing propelled the markets higher, and by early October the S&P 500 reached a record high of 1,565. However, stocks pulled back sharply during the balance of the fourth quarter, reflecting investor concerns over the economic impact of the housing- and credit-market turmoil and record-high oil prices. In this environment, the growth style of investing outperformed the value style for the first time in seven years. Large caps also outperformed small, as these higher-quality companies are perceived to have the financial strength and scale to sustain earnings growth during a significant economic slowdown.

    Eight out of ten S&P 500 sectors had positive returns, and each of these was in the double-digits, led by sectors tilted toward global infrastructure investment and booming commodity prices, including energy (+35%) and materials (+23%). Utilities (+20%) were a good place to be, and technology (+16%) showed strength as the sector's high proportion of non-US revenues promised some insulation from a slowing domestic economy. The two sectors that lagged brought the index return down into the mid-single digits, as the S&P 500 returned +5.5% for the year. Financials (-19%) lagged the most, facing credit cycle headwinds. Consumer discretionary (-13%) also underperformed the broad market as the possibility of recession loomed.

Q.  WHAT WERE THE PRIMARY DRIVERS OF
    FUND PERFORMANCE?

A. This year the Fund benefited tremendously from its underweight in financials and strong stock selection, such as overweighting outperforming companies, I.E. global insurer AFLAC (+38%). The Fund sidestepped the



[PHOTO OMITTED]

                                                                             Q&A
--------------------------------------------------------------------------------


    worst of the housing- and credit market turmoil by emphasizing companies that derive the majority of their revenues from fee-based activities, such as global custodian State Street (+22%). While global commercial real estate broker and leasing agent CB Richard Ellis (-35%) suffered amid receding liquidity, the Fund's positioning and strong stock selection within financials more than offset any drag from this name.

    In addition, our underweight and strong stock selection within financials, key holdings leveraged to the strong growth in developing countries around the globe also bolstered Fund returns. These outperforming stock selections included agricultural bioengineering company Monsanto (+115%), and global oil services giants Transocean (+67%) and Schlumberger (+57%). Several media holdings also boosted returns, including Liberty Global (+30.7%) and Liberty Capital (+18.9%), as did the Fund's sole consumer staple holding, PepsiCo, which rallied +21% since its addition to the Fund this year.

    In terms of negative contributions, Amgen (-32%) hurt the most within healthcare, as it suffered amid safety concerns regarding its anemia drugs, and increased FDA scrutiny. Although we are constructive on Amgen's long-term product pipeline, over the course of the year we reduced our weighting in the company to reflect its changing risk profile. Zimmer (-16%), Lincare (-12%) and Medtronic (-5%) also detracted from healthcare performance. In technology, positive contributions from Iron Mountain (+30% since its addition) and Microsoft (+21%) were offset by moderate pullbacks in Molex (-4%), Yahoo! (-9%) and Paychex (-6%). However, we believed the fundamentals remained in tact and maintained conviction in each of our tech company's long-term growth prospects. In addition, underweighting high momentum, high-P/E tech names like Apple (+134%) and Google (+50%) also weighed on the year's returns. Finally, we have underweighted industrials companies as they generally lack the long-term double-digit growth the Premier Growth strategy seeks; however industrials within the S&P 500 had risen +12% this year, curtailing relative performance.

Q.  WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. There were no significant changes in the Fund during the period. We had a swap in the retail sector from Home Depot to Lowes and reduced our overweight in this sector. We initiated positions in PepsiCo, American Tower, Iron Mountain, Goldman Sachs and Research in Motion and eliminated Liberty Media/Interactive, Fannie Mae, First Data and Linear Technology in addition to Home Depot. We also eliminated student lender, Sallie Mae, after a +40% rally on a buyout bid. We increased our exposure to technology as an area we believe can grow through the U.S. economic slowdown. Technology stocks make up about 35% of the portfolio, with consumer discretionary and healthcare at about 15% each.

    With economic growth slowing, the forecast for corporate profits has slowed significantly. This change in the macro environment may lead to a change in stock market leadership where the more cyclically tied companies cool off, and the steady growers start to outperform. Our stock selection continues to be focused on industry leaders, with financial strength and above average long-term growth prospects. We believe these characteristics will lead to strong performance over the long term.

Premier Growth Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JULY 1, 2007 - DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                    THE PERIOD ($)                 THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                           995.80                           3.63
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,021.35                           3.67
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.72% (FROM PERIOD JULY 1, 2007 - DECEMBER 31, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2007 WAS: (0.42)%.

Premier Growth Equity Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

                    GEI PREMIER               S&P 500
                   GROWTH EQUITY               INDEX
12/97                 $10,000                 $10,000
12/98                  13,653                  12,870
12/99                  18,604                  15,581
12/00                  17,631                  14,150
12/01                  16,020                  12,465
12/02                  12,653                   9,710
12/03                  16,312                  12,499
12/04                  17,459                  13,859
12/05                  17,684                  14,541
12/06                  19,288                  16,837
12/07                  20,317                  17,763


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                               ONE          FIVE         TEN
                              YEAR          YEAR         YEAR
--------------------------------------------------------------------------------
Premier Growth Equity Fund     5.34%        9.93%        7.35%
--------------------------------------------------------------------------------
S&P 500 Index                  5.50%       12.84%        5.91%
--------------------------------------------------------------------------------
Lipper peer group average*    12.84%       12.34%        5.22%
--------------------------------------------------------------------------------
Inception date             12/12/97
--------------------------------------------------------------------------------


Premier Growth Equity Fund (ending value $20,317)
S&P 500 Index (ending value $17,763)


INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital and future income rather than current income by investing at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in a limited number of large- and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential.


TOP TEN LARGEST HOLDINGS
AS OF DECEMBER 31, 2007
as a % of Market Value
--------------------------------------------------------------------------------
 Monsanto Co.                                            4.02%
--------------------------------------------------------------------------------
 Transocean, Inc.                                        4.01%
--------------------------------------------------------------------------------
 Western Union Co.                                       3.96%
--------------------------------------------------------------------------------
 State Street Corp.                                      3.89%
--------------------------------------------------------------------------------
 AFLAC Incorporated                                      3.86%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         3.81%
--------------------------------------------------------------------------------
 Dover Corp.                                             3.78%
--------------------------------------------------------------------------------
 Schlumberger Ltd.                                       3.70%
--------------------------------------------------------------------------------
 UnitedHealth Group, Inc.                                3.69%
--------------------------------------------------------------------------------
 Intuit Inc.                                             3.57%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF DECEMBER 31, 2007
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $95,162 (in thousands)

[PIE CHART OMITTED PLOT POINTS FOLLOWS]

Information Technology 35.4%
Consumer Discretionary 16.5%
Healthcare 14.1%
Financials 10.8%
Energy 7.7%
Materials 4.0%
Industrials 3.8%
Consumer Staples 3.5%
Short-Term 2.4%
Telecommunication Services 1.8%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR, FIVE-YEAR AND TEN-YEAR PERIODS INDICATED IN THE LARGE-CAP GROWTH FUNDS PEER GROUP CONSISTING OF 204, 165 AND 54 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

PREMIER GROWTH EQUITY FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                           PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 98.0%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.5%

Bed Bath & Beyond, Inc.               82,437  $  2,422,823(a)
Carnival Corp.                        72,675     3,233,311
Comcast Corp. (Class A)              127,996     2,319,278(a)
Liberty Global, Inc. (Series C)       74,627     2,730,602(a)
Liberty Media Holding Corp -
   Capital (Series A)                 28,853     3,361,086(a)
Lowe's Companies, Inc.                70,506     1,594,846
                                                15,661,946

CONSUMER STAPLES -- 3.6%

PepsiCo, Inc.                         44,473     3,375,501

ENERGY -- 7.8%

Schlumberger Ltd.                     35,795     3,521,154
Transocean, Inc.                      26,684     3,819,815
                                                 7,340,969

FINANCIALS -- 10.8%

AFLAC Incorporated                    58,574     3,668,490
CB Richard Ellis Group, Inc.
  (Class A)                           84,607     1,823,281(a)
Goldman Sachs Group, Inc.              4,990     1,073,100
State Street Corp.                    45,557     3,699,228(c)
                                                10,264,099

HEALTHCARE -- 14.1%

Amgen, Inc.                           44,473     2,065,326(a)
Johnson & Johnson                     30,372     2,025,812
Lincare Holdings Inc.                 52,066     1,830,641(a)
Medtronic Inc.                        49,896     2,508,272
UnitedHealth Group, Inc.              60,309     3,509,984
Zimmer Holdings, Inc.                 21,694     1,435,058(a)
                                                13,375,093

INDUSTRIALS -- 3.8%

Dover Corp.                           78,099     3,599,583

INFORMATION TECHNOLOGY -- 35.5%

Analog Devices, Inc.                  54,235     1,719,250
Cisco Systems, Inc.                  121,487     3,288,653(a,d)
Corning Incorporated                  77,013     1,847,542
eBay, Inc.                            74,844     2,484,072(a)
Intuit Inc.                          107,385     3,394,440(a,d)
Iron Mountain Incorporated            33,409     1,236,801(a)
Microsoft Corp.                      101,962     3,629,847

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Molex, Inc. (Class A)                 88,295  $  2,319,510(d)
Paychex, Inc.                         81,787     2,962,325
QUALCOMM, Inc.                        85,691     3,371,941
Research In Motion Ltd.                8,895     1,008,693(a)
Western Union Co.                    155,112     3,766,119
Yahoo! Inc.                          112,809     2,623,937(a)
                                                33,653,130

MATERIALS -- 4.1%

Monsanto Co.                          34,276     3,828,286

TELECOMMUNICATION SERVICES -- 1.8%

American Tower Corp. (Class A)        40,568     1,728,197(a)

TOTAL INVESTMENTS IN SECURITIES
   (COST $80,653,163)                           92,826,804

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.5%
--------------------------------------------------------------------------------

GEI Short Term Investment Fund
4.96%                              2,334,724     2,334,724(b,e)
   (COST $2,334,724)


TOTAL INVESTMENTS
   (COST $82,987,887)                           95,161,528


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (0.5)%                                   (441,085)
                                               -----------


NET ASSETS-- 100.0%                            $94,720,443
                                               ===========


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------


The GEI Premier Growth Equity had the following long futures contracts open at December 31, 2007:


                               NUMBER    CURRENT
                 EXPIRATION      OF     NOTIONAL  UNREALIZED
DESCRIPTION         DATE      CONTRACTS   VALUE  APPRECIATION
--------------------------------------------------------------------------------

S&P 500
   Index         March 2008       1     $369,300    $3,287


See Notes to Schedule of Investments on page 7 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2007
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At December 31, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GE Asset Management (GEAM), the investment advisor of the Fund, also serves as investment advisor of the GEI Short-Term Investment Fund.

+   Percentages are based on net assets as of December 31, 2007.

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
------------------------------------------------------------------------------------------------------------------------------------


PREMIER GROWTH EQUITY FUND

                                                                 12/31/07     12/31/06      12/31/05    12/31/04      12/31/03
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                                         --           --            --          --      12/12/97
Net asset value, beginning of period ............................  $82.17       $75.65        $74.95      $70.46        $54.74
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ........................................    0.23         0.35          0.24        0.47          0.11
   Net realized and unrealized
      gains/(losses) on investments .............................    4.19         6.51          0.73        4.48         15.72
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ..................    4.42         6.86          0.97        4.95         15.83
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income ........................................    0.23         0.34          0.27        0.46          0.11
   Net realized gains ...........................................    7.41           --            --          --            --
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS .............................................    7.64         0.34          0.27        0.46          0.11
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..................................  $78.95       $82.17        $75.65      $74.95        $70.46
====================================================================================================================================

TOTAL RETURN (A) ................................................    5.34%        9.07%         1.29%       7.03%        28.91%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..................... $94,720     $110,538      $126,682    $137,801      $143,202
   Ratios to average net assets:
      Net investment income .....................................    0.24%        0.41%         0.30%       0.62%         0.20%
      Expenses ..................................................    0.72%        0.71%         0.71%       0.71%         0.70%
   Portfolio turnover rate ......................................      29%          27%           34%         22%           24%

NOTES TO FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------


(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.


See Notes to Financial Statements.

Statement of Assets
and Liabilities  DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PREMIER
                                                                                                         GROWTH
                                                                                                       EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market (cost $80,653,163) ........................................   $92,826,804
   Short-term affiliated investments (at amortized cost) ..........................................     2,334,724
   Income receivables .............................................................................        61,894
   Receivable for fund shares sold ................................................................           499
   Other assets ...................................................................................            49
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ...............................................................................    95,223,970
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable for fund shares redeemed ...............................................................       391,595
   Payable to GEAM ................................................................................       109,857
   Variation margin payable .......................................................................         2,075
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ..........................................................................       503,527
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ........................................................................................   $94,720,443
====================================================================================================================================

NET ASSETS CONSIST OF:
   Capital paid in ................................................................................    82,525,018
   Undistributed (distribution in excess of) net investment income ................................        11,369
   Accumulated net realized gain (loss) ...........................................................         7,128
   Net unrealized appreciation/(depreciation) on:
       Investments ................................................................................    12,173,641
       Futures ....................................................................................         3,287
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ........................................................................................   $94,720,443
====================================================================================================================================

NET ASSETS ........................................................................................    94,720,443
Shares outstanding ($0.01 par value; unlimited shares authorized) .................................     1,199,725
Net asset value per share .........................................................................        $78.95


See Notes to Financial Statements.

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------

                                                                                               PREMIER
                                                                                               GROWTH
                                                                                             EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend ..........................................................................   $   851,961
      Interest* .........................................................................        54,653
      Interest from affiliated investments ..............................................        95,902

------------------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ........................................................................     1,002,516
------------------------------------------------------------------------------------------------------------------------------------

    EXPENSES:
      Advisory and administrative fees ..................................................       681,231
      Transfer agent ....................................................................           105
      Director's fees ...................................................................         2,666
      Custody and accounting expenses ...................................................        35,733
      Professional fees .................................................................        20,125
      Registration expenses .............................................................         4,336
      Other expenses ....................................................................         8,559

------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES ......................................................................       752,755
------------------------------------------------------------------------------------------------------------------------------------

    NET INVESTMENT INCOME ...............................................................       249,761
====================================================================================================================================


NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ....................................................................    10,438,283
         Futures ........................................................................        50,224
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ....................................................................    (5,070,960)
         Futures ........................................................................         3,250

------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain on investments ...................................     5,420,797
------------------------------------------------------------------------------------------------------------------------------------

    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................   $ 5,670,558
====================================================================================================================================


* Income attributable to security lending activity, net of rebate expenses
  $4,172.


See Notes to Financial Statements.

Statements of
Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PREMIER
                                                                                                         GROWTH
                                                                                                       EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                             YEAR ENDED         YEAR ENDED
                                                                                            DECEMBER 31,       DECEMBER 31,
                                                                                                2007               2006
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ...........................................................   $     249,761        $    478,425
     Net realized gain on investments, futures, written options,
       foreign currency transactions and swaps ........................................      10,488,507           6,381,334
     Net increase (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, foreign currency translation .........      (5,067,710)          2,887,353

------------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations .....................................................       5,670,558           9,747,112
------------------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ............................................................        (256,356)           (460,461)
     Net realized gains ...............................................................      (8,134,986)                 --

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ................................................................      (8,391,342)           (460,461)
------------------------------------------------------------------------------------------------------------------------------------

   Net increase (decrease) in net assets from operations ..............................      (2,720,784)          9,286,651
------------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares .....................................................       1,994,787           2,711,181
     Value of distributions reinvested ................................................       8,391,337             460,457
     Cost of shares redeemed ..........................................................     (23,483,075)        (28,602,300)

------------------------------------------------------------------------------------------------------------------------------------
     Net decrease from share transactions .............................................     (13,096,951)        (25,430,662)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ............................................     (15,817,735)        (16,144,011)

NET ASSETS
   Beginning of period ................................................................     110,538,178         126,682,189
------------------------------------------------------------------------------------------------------------------------------------
   End of period ......................................................................   $  94,720,443        $110,538,178
====================================================================================================================================

UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD ........   $      11,369        $     17,964
------------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold ......................................................................          23,508              34,867
     Issued for distributions reinvested ..............................................         105,818               5,588
     Shares redeemed ..................................................................        (274,777)           (369,756)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in fund shares ...........................................................        (145,451)           (329,301)
====================================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund (the "Fund"), Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTION

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value.

All assets and liabilities of the Fund's initially expressed in foreign currency values will be converted into U.S. dollars at the WM exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2007, information on the tax cost of investments is as follows:

                   Cost of                  Gross Tax                  Gross Tax            Net Tax Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
------------------------------------------------------------------------------------------------------------------------------------
                 $84,373,661               $16,681,012               $(5,893,145)                $10,787,867

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


            Net Tax Appreciation/         Undistributed              Undistributed
              (Depreciation) on              Income/               Long-Term Gains/                 Post
            Derivatives, Currency         (Accumulated               (Accumulated                  October
            and Other Net Assets         Ordinary Loss)              Capital Loss)                 Losses
------------------------------------------------------------------------------------------------------------------------------------
                     $--                     $60,130                  $1,347,428                     $--

As of December 31, 2007, the Fund has no capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2007.

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:


                Ordinary        Long-Term
                 Income        Capital Gains       Total
--------------------------------------------------------------------------------
2007            $477,858       $7,913,484       $8,391,342
2006             460,461               --          460,461

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.   LINE OF CREDIT

The Company shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be

Notes to Financial Statements                                  December 31, 2007
-------------------------------------------------------------------------------


borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities was not utilized by the Fund during the period ended December 31, 2007.


4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of .65%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2007, $1,625 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms.
(For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2007 were as follows:


                Purchases                Sales
--------------------------------------------------------------------------------
               $29,305,958            $49,906,748

SECURITY LENDING At December 31, 2007, the Fund did not participate in securities lending.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Premier Growth Equity Fund, a series of GE Investments Funds, Inc., including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Premier Growth Equity Fund as of December 31, 2007, the results of its operations, changes in its net assets and financial highlights for the years described above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP


Boston, Massachusetts
February 25, 2008

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------


For the year ended December 31, 2007

SUMMARY

During the year ended December 31, 2007, the Fund paid to shareholders of record on December 26, 2007, the following long-term capital gain dividends 2007:


FUND NAME                                                      PER SHARE AMOUNT
--------------------------------------------------------------------------------
GE Investments Funds, Inc.-- Premier Growth Equity Fund            $7.20347

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


The Fund Board, including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory agreement with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2007.

In considering whether to approve the Fund's investment advisory agreement, the Board members, including the independent members, considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategy as the Fund.

Before approving the Fund's advisory agreement, the Board members reviewed the proposed continuance of the agreement with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The independent Board members discussed the proposed continuance in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning GEAM's investment process.

In reaching their determination relating to continuance of the agreement, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM, and the Board members, including the independent members, concurred that GEAM provides high quality advisory and administrative services to the Fund.

In connection with their consideration of GEAM's services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In light of these discussions, the Board members, including the independent members, concluded that GEAM's services were of a high quality and had benefited the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities indexes and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel, the investment style and approach employed, the likely market cycles for the investment style, and the relative underperformance of the Fund in certain periods in light of GEAM's commitment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability from the fees and services it provides to the Fund and the financial condition of GEAM for various past periods. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable and consistent across its business.

The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In addition, the Board members considered their discussion with representatives of GEAM about the fees being charged to the Fund and, to the extent applicable, the effect, if any, of the Securities and Exchange Commission staff's interpretive guidance concerning soft dollars. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.




INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------
ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta


ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER

Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS

Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES

Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE

John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.





[GE LOGO OMITTED]

GE Investments Funds, Inc.

Money Market Fund



Annual Report

DECEMBER 31, 2007



[GE LOGO OMITTED]

GE Investments Funds, Inc.
Money Market Fund
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Contents
NOTES TO PERFORMANCE .................................................................................................     1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ...........................................................................     2

NOTES TO SCHEDULE OF INVESTMENTS .....................................................................................     8

FINANCIAL STATEMENTS

     Financial Highlights ............................................................................................     9

     Statement of Assets and Liabilities .............................................................................    10

     Statement of Operations .........................................................................................    11

     Statements of Changes in Net Assets .............................................................................    12

     Notes to Financial Statements ...................................................................................    13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..............................................................    17

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL ........................................................................    18

ADDITIONAL INFORMATION ...............................................................................................    21

INVESTMENT TEAM ......................................................................................................    24



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2007
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.


--------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUNDS.

Money Market Fund
--------------------------------------------------------------------------------


THE MONEY MARKET FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS THAT INCLUDES JAMES C. GANNON, WILLIAM M. HEALEY AND ANDREW A. MASELLI. AS LEAD PORTFOLIO MANAGER FOR THE MONEY MARKET FUND, MR. HEALEY (PICTURED BELOW) HAS OVERSIGHT RESPONSIBILITIES OVER THE FUND.

WILLIAM M. HEALEY IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE MONEY MARKET FUND SINCE JANUARY 1, 2008, AND THE INCOME FUND SINCE SEPTEMBER 1997. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HEALEY SPENT OVER 10 YEARS IN THE FIXED INCOME GROUP AT METLIFE.

ANDREW A. MASELLI IS AN ASSISTANT PORTFOLIO MANAGER OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE MONEY MARKET FUND SINCE APRIL 2003. MR. MASELLI JOINED GE ASSET MANAGEMENT IN 1998 AS A DATA INTEGRITY ANALYST IN TRADE OPERATIONS, WHERE HE HELD VARIOUS POSITIONS BOTH IN EQUITIES AND FIXED INCOME SUPPORT. IN 2002, HE WAS PROMOTED TO SENIOR TRADE SUPPORT SPECIALIST WORKING ON THE SHORT-TERM DESK AND BECAME AN ASSISTANT PORTFOLIO MANAGER IN JUNE 2005.

JAMES C. GANNON IS AN ASSISTANT PORTFOLIO MANAGER OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE PORTFOLIO MANAGEMENT TEAM FOR THE MONEY MARKET FUND SINCE DECEMBER 2000. SINCE JOINING GE ASSET MANAGEMENT IN 1995, MR. GANNON SERVED IN VARIOUS POSITIONS AT GE ASSET MANAGEMENT INCLUDING TRADE OPERATIONS SPECIALIST IN FIXED INCOME, AND BECAME AN ASSISTANT PORTFOLIO MANAGER IN FEBRUARY 2003.


Q. HOW DID THE MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2007?

A. For the twelve-month period ended December 31, 2007, the Money Market Fund returned 4.92%. The 90-day Treasury Bill, the Fund's benchmark, returned 4.46% and the Fund's Lipper peer group of 107 Money Market funds returned an average of 4.78% for the same period.

Q. DESCRIBE WHAT HAPPENED IN THE U.S. ECONOMY DURING THE TWELVE-MONTH PERIOD ENDING DECEMBER 31, 2007.

A. The U.S. economy will most likely post a GDP growth of approximately 2% in 2007, held back by recessionary conditions in the housing market. Rising delinquencies and defaults in sub-prime mortgage loans resulted in large pricing dislocations of securities backed by these loan types. In the fallout, Wall Street broker/dealers were forced in the third and fourth quarters to take write-downs in the billions from owning such securities as well as structured vehicles backed by these security types. Investor's lack of confidence in valuations of sub-prime mortgages spread to all risky assets, significantly widening yield spreads in high grade and high yield credit and emerging market debt. A flight to the safety of U.S. treasuries pushed interest rates down, which generated a 9% total return for the treasury sector.



[PHOTO OMITTED]

                                                                             Q&A
--------------------------------------------------------------------------------


    By year-end, 2 and 10-year note yields had fallen by 176 and 68 bps to finish at 3.05% and 4.02% respectively. All other U.S. fixed income sectors posted positive returns for the year, but less than that of treasuries. The Fed responded to the housing recession/sub-prime crisis by reducing the fed funds target by 100 basis points to 4.25% starting in September, while also injecting reserves into the financial system to provide liquidity to banks unwilling to lend to each other. At the December meeting, the FOMC stated "the upside risks to inflation roughly balance the downside risks to growth". However, market pricing at year-end indicated further rate cuts in 2008.

Q.  WHAT WERE THE PRIMARY DRIVERS OF
    FUND PERFORMANCE?

A. The primary driver behind Fund performance was the positioning of the portfolios average maturity during the year to take advantage of the changing yields at the short end of the yield curve. As the Federal Reserve began lowering the fed funds target, the average maturity of the Fund was lengthened to take advantage of declining yields.

Money Market Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JULY 1, 2007 - DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                    PAID DURING
                                      THE PERIOD ($)                    THE PERIOD ($)                 THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                         1,024.26                           2.40
---------------------------------------------------------------------------------------------------------------------------
Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,022.59                           2.40
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.47% (FROM PERIOD JULY 1, 2007 - DECEMBER 31, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2007 WAS: 2.43%.

Money Market Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

                   GEI MONEY MARKET            90 DAY T-BILL
12/97                   $10000                     $10000
12/98                    10526                      10490
12/99                    11053                      10991
12/00                    11742                      11651
12/01                    12210                      12054
12/02                    12391                      12251
12/03                    12488                      12377
12/04                    12606                      12550
12/05                    12958                      12953
12/06                    13560                      13579
12/07                    14228                      14185

Money Market Fund (ending value $14,228)
90-Day T-Bill (ending value $14,185)


INVESTMENT PROFILE

A fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term U.S. dollar-denominated money market instruments.


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------
                                  ONE       FIVE         TEN
                                 YEAR       YEAR        YEAR
--------------------------------------------------------------------------------
Money Market Fund                 4.92%      2.80%       3.59%
--------------------------------------------------------------------------------
90 Day T-Bill                     4.46%      2.98%       3.56%
--------------------------------------------------------------------------------
Lipper peer group average*        4.78%      2.67%       3.46%
--------------------------------------------------------------------------------
Inception date                  7/1/85
--------------------------------------------------------------------------------


FUND YIELD AT DECEMBER 31, 2007
--------------------------------------------------------------------------------
                                  FUND       IBC'S MONEY FUND**
--------------------------------------------------------------------------------
7-DAY CURRENT                     4.46%+           3.99%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE                   4.56%            4.07%
--------------------------------------------------------------------------------


CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT COULD BE SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE MONEY MARKET FUND AT DECEMBER 31, 2007.

** IBC'S MONEY FUND REPORT PROVIDES AVERAGE YIELD FOR ALL MAJOR MONEY MARKET
   FUNDS.


AN INVESTMENT IN THE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR, FIVE-YEAR AND TEN-YEAR PERIODS INDICATED IN THE MONEY MARKET FUNDS PEER GROUP CONSISTING OF 107, 94 AND 66 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

MONEY MARKET FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------


                                MONEY MARKET FUND


Portfolio Composition based on a Market Value of $340,047
(in thousands) as of December 31, 2007


[PIE CHART OMITTED PLOT POINTS FOLLOWS]

Certificates of Deposit 54.1%
U.S. Governments 14.6%
Commercial Paper 13.7%
Corporate Notes 9.7%
Repurchase Agreements 4.8%
Time Deposit 3.1%

                                   PRINCIPAL     AMORTIZED
                                      AMOUNT          COST
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 99.8%+
--------------------------------------------------------------------------------

U.S. GOVERNMENTS -- 14.6%


U.S. AGENCIES

Federal Home Loan
   Bank Discount Notes
   4.39%    02/15/08             $16,960,000  $ 16,867,992(a)
Federal Home Loan
   Mortgage Corp.
   Discount Notes
   4.05%    01/08/08              15,930,000    15,916,712(a)
Federal National
   Mortgage Assoc.
   Discount Notes
   4.24%    03/31/08              17,000,000    16,822,350(a)
                                                49,607,054

COMMERCIAL PAPER -- 13.7%

Bank of America Corp.
   4.87%    04/15/08              17,460,000    17,212,250
ING Group.
   5.14%    01/04/08               7,000,000     6,997,002
   5.45%    01/07/08               9,880,000     9,871,025
JP Morgan
   4.95%    04/01/08              12,680,000    12,521,341
                                                46,601,618

                                   PRINCIPAL     AMORTIZED
                                      AMOUNT          COST
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 4.7%

Barclays Bank
   4.75% dated 12/31/07, to be
   repurchased at $5,401,425 on
   01/02/08 collateralized by
   $5,511,998 U.S. Government
   Agency Bonds, 6.00%, maturing
   01/12/22 and 06/29/22        $  5,400,000  $  5,400,000
Deutsche Bank
   4.75% dated 12/31/07, to be
   repurchased at $10,802,850
   on 01/02/08 collateralized by
   $11,016,001 U.S. Government
   Agency Bonds, 5.00% and
   6.50%, maturing 01/01/36
   and 09/01/37                   10,800,000    10,800,000
                                                16,200,000

CORPORATE NOTES -- 9.7%

American Express Credit Corp.
   5.35%    03/05/08               6,940,000     6,940,451(c)
Merrill Lynch & Company, Inc.
   4.98%    08/22/08              15,000,000    15,000,000(c)
Morgan Stanley Group Inc.
   5.35%    02/02/09              11,130,000    11,130,000(c)
                                                33,070,451

TIME DEPOSIT -- 3.1%

Royal Bank of Canada
   4.25%    01/02/08               3,000,000     3,000,000
State Street Corp.
   3.75%    01/02/08               7,607,598     7,607,598(b)
                                                10,607,598

CERTIFICATES OF DEPOSIT -- 54.0%

Bank of Montreal
   5.20%    06/06/08              14,000,000    14,000,000
Barclays Bank PLC
   5.25%    03/03/08              16,750,000    16,750,000
BNP Paribas
   4.68%    04/28/08              10,530,000    10,530,000
Calyon
   5.33%    01/15/08              15,000,000    15,000,000
Canadian Imperial Bank
   4.90%    10/22/08              10,580,000    10,580,000(c)
   5.15%    01/31/08               7,000,000     7,000,000
Citibank
   4.68%    04/24/08               6,580,000     6,580,000
   4.90%    01/24/08               6,580,000     6,580,000
Credit Suisse
   5.20%    04/14/08              15,430,000    15,430,000


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

MONEY MARKET FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                   PRINCIPAL     AMORTIZED
                                      AMOUNT          COST
--------------------------------------------------------------------------------

Deutsche Bank
   4.70%    02/04/08             $13,000,000  $ 13,000,000
Dexia Credit
   4.83%    02/08/08              12,000,000    12,000,000
Dresdner Bank AG
   5.30%    01/10/08               4,560,000     4,560,000
Fortis Bank
   4.77%    01/31/08              12,940,000    12,940,000
Rabobank Nederland
   4.50%    05/09/08               5,740,000     5,740,000
   4.59%    04/09/08               5,740,000     5,740,000
Societe Generale
   5.20%    02/04/08               2,770,000     2,770,000
   5.38%    03/27/08              13,000,000    13,000,000
Toronto-Dominion
   4.70%    05/13/08               5,880,000     5,880,000
   4.80%    03/13/08               5,880,000     5,880,000
                                               183,960,000

TOTAL SHORT-TERM INVESTMENTS
   (COST $340,046,721)                         340,046,721


OTHER ASSETS AND LIABILITIES,
   NET-- 0.2%                                      643,695
                                              ------------


NET ASSETS-- 100.0%                           $340,690,416
                                              ============


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2007
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Coupon amount represents effective yield.

(b) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(c) Variable or floating rate security. The stated rate represents the rate at December 31, 2007.

+   Percentages are based on net assets as of December 31, 2007.

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
---------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND

                                                      12/31/07   12/31/06     12/31/05      12/31/04    12/31/03
---------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE .....................................        --         --           --            --      7/1/85
Net asset value, beginning of period ...............     $1.00      $1.00        $1.00         $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ...........................      0.05       0.05         0.03          0.01        0.01
   Net realized and unrealized
      gains on investments .........................        --         --           --            --        0.00(b)
---------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME FROM INVESTMENT OPERATIONS ............      0.05       0.05         0.03          0.01        0.01
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income ...........................      0.05       0.05         0.03          0.01        0.01
   Return of capital ...............................       --         --          0.00(b)         --          --
---------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ................................      0.05       0.05         0.03          0.01        0.01
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .....................     $1.00      $1.00        $1.00         $1.00       $1.00
===========================================================================================================================

TOTAL RETURN (A) ...................................      4.92%      4.65%        2.79%         0.95%       0.78%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ........  $340,690   $279,622     $250,149      $278,703    $392,533
   Ratios to average net assets:
      Net investment income ........................      4.81%      4.58%        2.74%         0.92%       0.80%
      Net expenses .................................      0.48%      0.49%        0.49%         0.47%       0.43%
      Gross expenses ...............................      0.48%      0.49%        0.49%         0.47%       0.43%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.
(b)  Less than $0.01 per share.


See Notes to Financial Statements.

Statement of Assets
and Liabilities DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             MONEY
                                                                                                             MARKET
                                                                                                              FUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS
   Short-term Investments (at amortized cost) ......................................................     $340,046,721
   Income receivables ..............................................................................        2,145,732
   Receivable for fund shares sold .................................................................           17,348
   Other assets ....................................................................................              141
---------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ................................................................................      342,209,942
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable for fund shares redeemed ................................................................        1,319,822
   Payable to GEAM .................................................................................          199,704
---------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ...........................................................................        1,519,526
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .........................................................................................     $340,690,416
===========================================================================================================================

NET ASSETS CONSIST OF:
   Capital paid in .................................................................................      340,754,137
   Undistributed (distribution in excess of) net investment income .................................              148
   Accumulated net realized gain (loss) ............................................................           (63,869)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .........................................................................................     $340,690,416
===========================================================================================================================

NET ASSETS .........................................................................................      340,690,416
Shares outstanding ($0.01 par value; unlimited shares authorized) ..................................      340,743,971
Net asset value per share ..........................................................................            $1.00


See Notes to Financial Statements.

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  MONEY
                                                                                                  MARKET
                                                                                                  FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Interest .........................................................................    $ 16,547,727
---------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME .......................................................................      16,547,727
---------------------------------------------------------------------------------------------------------------------------
    EXPENSES:
      Advisory and administrative fees .................................................      1,396,687
      Transfer agent ...................................................................             60
      Director's fees ..................................................................          7,685
      Custody and accounting expenses ..................................................         39,293
      Professional fees ................................................................         26,358
      Registration expenses ............................................................          6,969
      Other expenses ...................................................................         18,100

---------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES .....................................................................      1,495,152
---------------------------------------------------------------------------------------------------------------------------

    NET INVESTMENT INCOME ..............................................................      15,052,575
===========================================================================================================================

    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................     $15,052,575
===========================================================================================================================


See Notes to Financial Statements.

Statements of
Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------
                                                                                                          MONEY
                                                                                                         MARKET
                                                                                                          FUND
------------------------------------------------------------------------------------------------------------------------------

                                                                                             YEAR ENDED         YEAR ENDED
                                                                                            DECEMBER 31,       DECEMBER 31,
                                                                                                2007               2006
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ..........................................................    $  15,052,575       $  12,896,680

------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ....................................................       15,052,575          12,896,680
------------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ...........................................................      (15,052,427)        (12,896,680)

------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................................................      (15,052,427)        (12,896,680)
------------------------------------------------------------------------------------------------------------------------------

   Net increase in net assets from operations ........................................              148                  --
------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares ....................................................      248,224,006         176,527,442
     Value of distributions reinvested ...............................................       15,052,427          12,896,680
     Cost of shares redeemed .........................................................     (202,208,593)       (159,950,239)

------------------------------------------------------------------------------------------------------------------------------
     Net increase from share transactions ............................................       61,067,840          29,473,883
------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS ......................................................       61,067,988          29,473,883

NET ASSETS
   Beginning of period ...............................................................      279,622,428         250,148,545
------------------------------------------------------------------------------------------------------------------------------
   End of period .....................................................................    $ 340,690,416       $ 279,622,428
==============================================================================================================================

UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD .......    $         148       $          --
------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold .....................................................................      248,224,004         176,527,116
     Issued for distributions reinvested .............................................       15,052,426          12,897,006
     Shares redeemed .................................................................     (202,208,593)       (159,950,239)
------------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ..........................................................       61,067,837          29,473,883
==============================================================================================================================


See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund (the "Fund") and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.
Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service.
Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. All portfolio securities of the Money Market Fund and any short-term securities held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value.

All assets and liabilities of the Fund's initially expressed in foreign currency values will be converted into U.S. dollars at the WM exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

In accordance with Rule 2a-7 of the 1940 Act, GE Money Market Fund values securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's Custodian or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

At December 31, 2007, information on the tax cost of investments is as follows:

                                                                                                  Net Tax
                   Cost of                  Gross Tax                  Gross Tax                Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
---------------------------------------------------------------------------------------------------------------------------
                $340,046,721                   $--                        $--                        $--


            Net Tax Appreciation/         Undistributed              Undistributed
              (Depreciation) on              Income/               Long-Term Gains/                 Post
            Derivatives, Currency         (Accumulated               (Accumulated                 October
            and Other Net Assets         Ordinary Loss)              Capital Loss)                 Losses
---------------------------------------------------------------------------------------------------------------------------
                     $--                      $148                     $(63,869)                     $--

As of December 31, 2007, the Fund has capital loss carryovers as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

                  Amount                Expires
--------------------------------------------------------------------------------

                  $63,869              12/31/10

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2007.

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

                                 Long-Term
                Ordinary          Capital
                 Income             Gains          Total
--------------------------------------------------------------------------------
2007           $15,052,427           $--       $15,052,427
2006            12,896,680            --        12,896,680

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares net investment income dividends daily and pays them monthly. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There were no reclassifications for the year ended December 31, 2007.

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.


3.   LINE OF CREDIT

The Trust shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Trust has a $100 million uncommitted, unsecured line of credit with State Street, which was established November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended December 31, 2007.

4.   AMOUNTS PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund. The advisory and administrative fee is stated in the following schedule:

                                 Annualized based on
                               average daily net assets
--------------------------------------------------------------------------------
                           Average Daily       Advisory and
                            Net Assets        Administration
                              of Fund              Fees
--------------------------------------------------------------------------------

Money Market Fund       First $100 million         .50%
                         Next $100 million         .45%
                         Next $100 million         .40%
                         Next $100 million         .35%
                         Over $400 million         .30%

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2007, $4,556 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Money Market Fund, a series of GE Investments Funds, Inc., including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Fund as of December 31, 2007, the results of its operations, changes in its net assets and financial highlights for the years described above, in conformity with U.S. generally accepted accounting principles.


KPMG


Boston, Massachusetts
February 25, 2008

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


The Fund Board, including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory agreement with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2007.

In considering whether to approve the Fund's investment advisory agreement, the Board members, including the independent members, considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper").
The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ a similar investment strategy as the Fund.

Before approving the Fund's advisory agreement, the Board members reviewed the proposed continuance of the agreement with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The independent Board members discussed the proposed continuance in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and finance departments, and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning GEAM's investment process.

In reaching their determination relating to continuance of the agreement, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM, and the Board members, including the independent members, concurred that GEAM provides high quality advisory and administrative services to the Fund.

In connection with their consideration of GEAM's services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In light of these discussions, the Board members, including the independent members, concluded that GEAM's services were of a high quality and had benefited the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities indexes and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel, and the investment style and approach employed. The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability from the fees and services it provides to the Fund and the financial condition of GEAM for various past periods. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable and consistent across its business.

The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members reviewed the applicable advisory fee breakpoints for the Fund and concluded that no changes were needed. The Board members recognized the economies of scale benefits derived by the Fund as a result of this fee structure. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In addition, the Board members considered their discussion with representatives of GEAM about the fees being charged to the Fund and, to the extent applicable, the effect, if any, of the Securities and Exchange Commission staff's interpretive guidance concerning soft dollars. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------



NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta


ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER

Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS

Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES

Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE

John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.



[GE LOGO OMITTED]

GE Investments Funds, Inc.

Mid-Cap Equity Fund



Annual Report
DECEMBER 31, 2007


[GE LOGO OMITTED]

GE Investments Funds, Inc.
Mid-Cap Equity Fund
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Contents
NOTES TO PERFORMANCE ................................................................................................      1

MANAGER REVIEW AND SCHEDULE OF INVESTMENTS ..........................................................................      2

NOTES TO SCHEDULE OF INVESTMENTS ....................................................................................      8

FINANCIAL STATEMENTS

     Financial Highlights ...........................................................................................      9

     Statement of Assets and Liabilities ............................................................................     10

     Statement of Operations ........................................................................................     11

     Statements of Changes in Net Assets ............................................................................     12

     Notes to Financial Statements ..................................................................................     13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............................................................     18

TAX INFORMATION .....................................................................................................     19

ADVISORY AND ADMINISTRATIVE AGREEMENT RENEWAL .......................................................................     20

ADDITIONAL INFORMATION ..............................................................................................     23

INVESTMENT TEAM .....................................................................................................     26



This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

Notes to Performance                                           December 31, 2007
--------------------------------------------------------------------------------


Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any.

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 for the most recent month-end performance data.

Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

Shares of the Fund are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Russell* Mid-Cap Index (Russell Mid-Cap Index) is an unmanaged index and does not reflect the actual cost of investing in the instruments that comprise the index.

Russell Mid-Cap Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that represent approximately 25% of the total market capitalization of the Russell 1000 Index. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies. The results shown for the foregoing index assume the reinvestment of net dividends or interest.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.




--------------
GE INVESTMENT DISTRIBUTORS, INC., MEMBER OF FINRA & SIPC, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR OF THE GE INVESTMENT FUNDS, INC. AND A WHOLLY OWNED SUBSIDIARY OF GE ASSET MANAGEMENT INCORPORATED, THE INVESTMENT ADVISER OF THE FUNDS.

* RUSSELL INVESTMENT GROUP OWNS THE RUSSELL INDEX DATA, INCLUDING ALL APPLICABLE TRADEMARKS AND COPYRIGHTS, USED BY GE ASSET MANAGEMENT IN THESE MATERIALS. ANY UNAUTHORIZED USE OR REDISTRIBUTION OF SUCH RUSSELL INDEX DATA IS STRICTLY PROHIBITED. RUSSELL INVESTMENT GROUP IS NOT RESPONSIBLE FOR THE CONFIGURATION OF THIS MATERIAL OR FOR ANY INACCURACY IN GE ASSET MANAGEMENT'S PRESENTATION THEREOF.

Mid-Cap Equity Fund
--------------------------------------------------------------------------------


DIANE M. WEHNER IS A VICE PRESIDENT OF GE ASSET MANAGEMENT AND PORTFOLIO MANAGER OF THE MID-CAP EQUITY FUND. SHE HAS SERVED IN THIS CAPACITY SINCE SEPTEMBER 2004. BEFORE JOINING GE ASSET MANAGEMENT, MS. WEHNER WAS A VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER FROM JANUARY 1997 TO JUNE 2001, AND ASSOCIATE PORTFOLIO MANAGER FROM MAY 1995 TO JANUARY 1997, WITH BENEFIT CAPITAL MANAGEMENT CORPORATION. MS. WEHNER HAS SERVED AS AN ANALYST/PORTFOLIO MANAGER IN THE INVESTMENT MANAGEMENT INDUSTRY SINCE 1985.


Q.  HOW DID THE MID-CAP EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK
    AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2007?

A. For the twelve-month period ended December 31, 2007, the Mid-Cap Equity Fund returned 12.60%. The Russell Mid-Cap Index, the Fund's benchmark, returned 5.61% and the Fund's Lipper peer group of 154 Mid-Cap Growth funds returned an average of 16.46% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED
    FUND PERFORMANCE?

A. During 2007, the growth style of investing outperformed value. The Fund's growth bias and its overweight in the faster growing healthcare and information technology sectors contributed to performance. Within the healthcare sector, where the Fund had the largest exposure, medical device holdings appreciated significantly. These companies delivered strong financial performance during the year due to their leading technology and market share positions. Stock selection within the technology sector, and in particular among software and semiconductor stocks resulted in additional outperformance for the Fund.

    The Fund's underweight in the consumer discretionary sector, and in particular homebuilders, added to performance. We continued to avoid most consumer cyclical stocks due to the softening consumer spending environment. Moreover, we maintained an underweight in financials as we became increasingly concerned about deterioration in credit quality overall (regional banks in particular), the expected buildup in reserves and a lackluster loan growth.

    The rise in commodity prices during 2007 contributed to our solid performance within the energy sector. The price of oil hit an all time high of $98 per barrel driven by the strong demand from the developing countries such as China and India, as well as supply concerns stemming from increased tensions in the Middle East. The energy sector regained its ranking as the top performing sector among mid-cap stocks during the year, and the Fund's solid weighting in this sector coupled with superior stock selection in both exploration and production and services names bolstered performance.

Q.  WHAT WERE THE PRIMARY DRIVERS OF
    FUND PERFORMANCE?

A. The Fund outperformed during the twelve-month period, largely due to solid stock selection within most sectors. Specifically within healthcare, Masimo (+89%), a leading manufacturer of noninvasive monitoring devices, rose as investors appreciated the company's strong competitive position and continued market share gains. Lifecell (+79%), a regenerative biological tissue graft company gained in anticipation of a new product launch and increased market share. Within the materials sector, Monsanto (+114%) benefited from strong sales and earnings growth and the boom in the agricultural commodities market. The Fund was positively impacted by Harsco (+71%), which benefited from the increasing spending on



[PHOTO OMITTED]

                                                                             Q&A
--------------------------------------------------------------------------------


    global infrastructure projects. Activision (+72%) rose as sales and earnings accelerated in part due to a new product cycle, and Juniper Networks (+75%) performed well as demand continued to grow for high bandwidth applications such as Video-on-Demand. Energy services company Weatherford International (+64%) benefited from the strong demand for its service offerings to the oil and gas industry.

    Within the financials sector, real estate services firm CB Richard Ellis (-35%) detracted from performance, as the commercial real estate sales and leasing markets began to soften. Within technology, Macrovision (-35%) a content protection software developer, detracted from performance. Their recently announced acquisition of Gemstar-TV Guide has been met with investor skepticism. Also, within the technology space BigBand Networks (-64%) fell as concerns rose about the deployment of their video switching technology. Finally, Fortress Investment Group (-48%), an alternative investment management firm, corrected due to contracting credit markets resulting in a tougher private equity and M&A environment.

Q.  WERE THERE AND SIGNIFICANT CHANGES TO THE FUND OVER THE PERIOD?

A. During the past twelve months, we reduced the Fund's exposure to the financial and consumer discretionary sectors in favor of more defensive investments in the healthcare, technology, energy, materials, consumer staples and telecommunications services sectors. We are focused on investing in attractively valued companies with solid earnings prospects, strong market share and what we believe to be superior long-term fundamentals. With an emphasis on growth, we continue to look to invest in innovative companies that provide prospects for above-average earnings growth. Therefore, healthcare and information technology companies represent a meaningful percentage of the Fund's holdings.

Mid-Cap Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur ongoing expenses, which include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


JULY 1, 2007 - DECEMBER 31, 2007

---------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT                   ACCOUNT VALUE                     EXPENSES
                                     THE BEGINNING OF                   AT THE END OF                   PAID DURING
                                      THE PERIOD ($)                    THE PERIOD ($)                 THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
Actual Fund Return**                     1,000.00                         1,014.50                           3.56
---------------------------------------------------------------------------------------------------------------------------

Hypothetical 5% Return
   (2.5% for the period)                 1,000.00                         1,021.45                           3.57
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.70% (FROM PERIOD JULY 1, 2007 - DECEMBER 31, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE SIX MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED DECEMBER 31, 2007 WAS: 1.45%.

Mid-Cap Equity Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED PLOT POINTS FOLLOWS]

                  GEI Mid-Cap Equity          Russell Midcap Index
12/97                $10000                        $10000
12/98                 10669                         11005
12/99                 12510                         13008
12/00                 13547                         14082
12/01                 13592                         13287
12/02                 11721                         11138
12/03                 15581                         15604
12/04                 18078                         18751
12/05                 20200                         21123
12/06                 21897                         24353
12/07                 24657                         25720


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                             ONE         FIVE           TEN
                            YEAR         YEAR          YEAR
--------------------------------------------------------------------------------
Mid-Cap Equity Fund          12.60%        16.04%        9.44%
--------------------------------------------------------------------------------
Russell MidCap Index          5.61%        18.22%        9.91%
--------------------------------------------------------------------------------
Lipper peer group average*   16.46%        17.01%        8.08%
--------------------------------------------------------------------------------
Inception date              5/1/97
--------------------------------------------------------------------------------


Mid-Cap Equity Fund (ending value $24,657)
Russell MidCap Index (ending value $25,720)


INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities of mid-cap companies under normal circumstances. The Fund invests primarily in mid-cap companies that the portfolio manager believes are undervalued by the market and have above-average growth potential.


TOP TEN LARGEST HOLDINGS
AS OF DECEMBER 31, 2007
as a % of Market Value
--------------------------------------------------------------------------------
 Harsco Corp.                                            2.40%
--------------------------------------------------------------------------------
 Thermo Electron Corp.                                   2.25%
--------------------------------------------------------------------------------
 Masimo Corp.                                            2.24%
--------------------------------------------------------------------------------
 ITC Holdings Corp.                                      2.18%
--------------------------------------------------------------------------------
 Hologic, Inc.                                           2.10%
--------------------------------------------------------------------------------
 Textron Inc.                                            2.06%
--------------------------------------------------------------------------------
 HCC Insurance Holdings, Inc.                            1.95%
--------------------------------------------------------------------------------
 McCormick & Company, Inc.                               1.93%
--------------------------------------------------------------------------------
 Weatherford International Ltd.                          1.93%
--------------------------------------------------------------------------------
 Neustar, Inc. (Class A)                                 1.80%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF DECEMBER 31, 2007
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $191,815 (in thousands)

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Information Technology 19.6%
Healthcare 19.4%
Industrials 11.1%
Financials 10.8%
Energy 9.9%
Consumer Discretionary 9.6%
Materials 5.6%
Consumer Staples 5.0%
Utilities 4.7%
Telecommunication Services 3.3%
Short-Term 1.0%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE YEAR, FIVE-YEAR AND TEN-YEAR PERIODS INDICATED IN THE MID-CAP GROWTH FUNDS PEER GROUP CONSISTING OF 154, 119 AND 30 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

SEE NOTES TO PERFORMANCE ON PAGE 1 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

MID-CAP EQUITY FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                               MID-CAP EQUITY FUND
--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 99.2%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.6%

Bed Bath & Beyond, Inc.               68,997  $  2,027,822(a,d)
Coach, Inc.                           47,766     1,460,684(a)
EchoStar Communications
   Corp. (Class A)                     9,781       368,939(a)
Liberty Global, Inc. (Series C)       83,937     3,071,255(a)
Life Time Fitness, Inc.               48,100     2,389,608(a)
O'Reilly Automotive, Inc.             92,073     2,985,927(a)
Penn National Gaming Inc.             15,962       950,537(a)
Regal Entertainment Group,
    (Class A)                         86,121     1,556,206
Starwood Hotels & Resorts
   Worldwide, Inc.                    24,204     1,065,702
The Cheesecake Factory                67,823     1,608,083(a)
Weight Watchers International Inc.    22,154     1,000,918
                                                18,485,681

CONSUMER STAPLES -- 4.9%

Alberto-Culver Co.                   123,960     3,041,978
General Mills, Inc.                   48,092     2,741,244
McCormick & Company, Inc.             97,815     3,708,167
                                                 9,491,389

ENERGY -- 9.9%

Dresser-Rand Group, Inc.              64,443     2,516,499(a)
EOG Resources, Inc.                   23,163     2,067,298
Hess Corp.                            33,437     3,372,456
Peabody Energy Corp.                  33,496     2,064,693
SandRidge Energy, Inc.                 2,256        80,900(a)
Southwestern Energy Co.               49,723     2,770,565(a)
Sunoco, Inc.                          13,857     1,003,801
Tesco Corp.                           50,703     1,453,655(a)
Weatherford International Ltd.        54,006     3,704,812(a)
                                                19,034,679

FINANCIALS -- 10.9%

Affiliated Managers Group, Inc.       16,602     1,950,071(a)
CB Richard Ellis Group, Inc.
   (Class A)                         114,658     2,470,880(a,d)
CVB Financial Corp.                  121,784     1,259,246
Douglas Emmett, Inc. (REIT)           50,931     1,151,550
DuPont Fabros Technology,
   Inc. (REIT)                        84,113     1,648,615
Fortress Investment Group
   LLC (Class A)                     109,215     1,701,570
Greenhill & Company, Inc.             27,113     1,802,472

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

HCC Insurance Holdings, Inc.         130,321  $  3,737,606
Legg Mason, Inc.                      26,599     1,945,717
Prologis (REIT)                       20,378     1,291,558
SL Green Realty Corp. (REIT)           8,966       837,962
Zions Bancorporation                  21,356       997,112
                                                20,794,359

HEALTHCARE -- 19.5%

Accuray Inc.                          79,882     1,215,804(a)
Alcon, Inc.                           13,368     1,912,159
Amylin Pharmaceuticals, Inc.          63,514     2,350,018(a)
Arthrocare Corp.                      22,805     1,095,780(a)
Barr Pharmaceuticals, Inc.            45,187     2,399,430(a)
DENTSPLY International, Inc.          61,174     2,754,053
Gen-Probe Inc.                        30,160     1,897,969(a)
Gilead Sciences, Inc.                 40,418     1,859,632(a)
Hologic, Inc.                         58,689     4,028,413(a)
Lifecell Corp.                        55,428     2,389,501(a)
Masimo Corp.                         108,720     4,289,004(a)
Psychiatric Solutions Inc.            98,165     3,190,363(a)
Smith & Nephew PLC ADR                30,664     1,760,727
Thermo Electron Corp.                 74,979     4,324,789(a,d)
Vertex Pharmaceuticals, Inc.          76,758     1,783,088(a)
                                                37,250,730

INDUSTRIALS -- 11.1%

Cooper Industries Ltd.                25,269     1,336,225
Corporate Executive Board Co.         25,855     1,553,886
Dover Corp.                           41,804     1,926,746
Harsco Corp.                          71,715     4,594,780
Hexcel Corp.                         105,738     2,567,319(a)
ITT Corp.                             12,227       807,471
Joy Global, Inc.                      39,749     2,616,279
SAIC, Inc.                            95,532     1,922,104(a)
Textron Inc.                          55,428     3,952,016
                                                21,276,826

INFORMATION TECHNOLOGY -- 19.7%

Activision, Inc.                     105,541     3,134,568(a,d)
Affiliated Computer Services, Inc.
   (Class A)                          30,159     1,360,171(a)
Alibaba.com Ltd.                     190,800       688,822(a,b)
Blackboard, Inc.                      16,330       657,283(a)
Citrix Systems, Inc.                  52,983     2,013,884(a)
Cogent, Inc.                         113,151     1,261,634(a)
DST Systems, Inc.                     27,749     2,290,680(a)
Fidelity National Information
   Services, Inc.                     56,244     2,339,188
Harris Corp.                          19,245     1,206,277(d)
Hittite Microwave Corp.               60,319     2,880,835(a)
Juniper Networks, Inc.               102,679     3,408,943(a)
Macrovision Corp.                    153,139     2,807,038(a)
Marvell Technology Group Ltd.         67,179       939,162(a)
Maxim Integrated Products, Inc.       40,756     1,079,219


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

MID-CAP EQUITY FUND

Schedule of Investments                                        December 31, 2007
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Mettler Toledo International Inc.     19,165  $  2,180,977(a)
Microchip Technology Inc.             69,618     2,187,398
Neustar, Inc. (Class A)              120,405     3,453,215(a)
Salesforce.com, Inc.                  35,050     2,197,285(a)
THQ, Inc.                             55,428     1,562,515(a)
                                                37,649,094

MATERIALS -- 5.6%

Allegheny Technologies
   Incorporated                        9,781       845,078
Cabot Corp.                           39,174     1,306,061
Martin Marietta Materials, Inc.       16,954     2,248,100
Monsanto Co.                          30,255     3,379,181(d)
Praxair, Inc.                         32,491     2,882,277
                                                10,660,697

TELECOMMUNICATION SERVICES -- 3.3%

American Tower Corp. (Class A)        46,639     1,986,821(a)
Clearwire Corp. (Class A)             34,235       469,362(a)
NII Holdings Inc. (Class B)           50,573     2,443,687(a)
Syniverse Holdings, Inc.              90,245     1,406,017(a)
                                                 6,305,887

UTILITIES -- 4.7%

DTE Energy Co.                        32,223     1,416,523
ITC Holdings Corp.                    74,181     4,185,292
PPL Corp.                             33,901     1,765,903
SCANA Corp.                           39,310     1,656,917
                                                 9,024,635

TOTAL INVESTMENTS IN SECURITIES
   (COST $154,325,885)                         189,973,977


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.0%
--------------------------------------------------------------------------------

GEI Short Term Investment Fund
   4.96%                           1,841,282     1,841,282(c,e)
   (COST $1,841,282)


TOTAL INVESTMENTS
   (COST $156,167,167)                         191,815,259


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET-- (0.2)%                                   (475,804)
                                              ------------


NET ASSETS-- 100.0%                           $191,339,455
                                              ============


See Notes to Schedule of Investments on page 8 and Notes to Financial
Statements.

Notes to Schedule of Investments                               December 31, 2007
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007 , these securities amounted to $688,822 or 0.36% of net assets. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Coupon amount represents effective yield.

(d) At December 31, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GE Asset Management (GEAM), the investment advisor of the Fund, also serves as investment advisor of the GEI Short-Term Investment Fund.

+   Percentages are based on net assets as of December 31, 2007.



Abbreviations:
ADR   American Depository Receipt
REIT  Real Estate Investment Trust

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
---------------------------------------------------------------------------------------------------------------------------

MID-CAP EQUITY FUND

                                                      12/31/07   12/31/06     12/31/05      12/31/04    12/31/03
---------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                              --         --           --            --      5/1/97
Net asset value, beginning of period ................   $18.19     $19.22       $18.33        $17.48      $13.30
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ............................     0.08       0.23         0.05          0.17        0.19
   Net realized and unrealized
      gains/(losses) on investments .................     2.23       1.40         2.11          2.63        4.19
---------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS ......     2.31       1.63         2.16          2.80        4.38

LESS DISTRIBUTIONS FROM:
   Net investment income ............................     0.07       0.22         0.06          0.14        0.18
   Net realized gains ...............................     3.13       2.44         1.21          1.81        0.02
---------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS .................................     3.20       2.66         1.27          1.95        0.20

NET ASSET VALUE, END OF PERIOD ......................     $17.30   $18.19       $19.22        $18.33      $17.48
===========================================================================================================================

TOTAL RETURN (A) ....................................     12.60%(B)   8.40%      11.74%        16.02%      32.94%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......... $191,339   $199,311     $229,097      $239,831    $226,929
   Ratios to average net assets:
      Net investment income .........................     0.35%      1.01%        0.24%         0.89%       1.36%
      Expenses ......................................     0.70%      0.69%        0.70%         0.70%       0.69%
   Portfolio turnover rate ..........................       65%        29%          27%           78%         28%


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains and do not include the effect of insurance contract charges.

(b) The total return includes .66% related to the purchases and sales of initial public offerings.


See Notes to Financial Statements.

Statement of Assets
and Liabilities  DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------

                                                                                                          MID-CAP
                                                                                                          EQUITY
                                                                                                           FUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market (cost $154,325,885) ........................................  $189,973,977
   Short-term affiliated investments (at amortized cost) ...........................................     1,841,282
   Income receivables ..............................................................................       198,752
   Receivable for fund shares sold .................................................................         1,922
   Other assets ....................................................................................            76
---------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS ................................................................................   192,016,009
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Distribution payable to shareholders ............................................................            63
   Payable for fund shares redeemed ................................................................       502,130
   Payable to GEAM .................................................................................       171,651
   Variation margin payable ........................................................................         2,710
---------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES ...........................................................................       676,554
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .........................................................................................  $191,339,455
===========================================================================================================================

NET ASSETS CONSIST OF:
   Capital paid in .................................................................................   154,464,265
   Undistributed (distribution in excess of) net investment income .................................        22,560
   Accumulated net realized gain (loss) ............................................................     1,204,499
   Net unrealized appreciation/(depreciation) on:
       Investments .................................................................................    35,648,092
       Futures .....................................................................................            39
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .........................................................................................  $191,339,455
===========================================================================================================================

NET ASSETS .........................................................................................   191,339,455
Shares outstanding ($0.01 par value; unlimited shares authorized) ..................................    11,058,070
Net asset value per share ..........................................................................        $17.30


See Notes to Financial Statements.

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------

                                                                                                MID-CAP
                                                                                                EQUITY
                                                                                                 FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME:
      Dividend ........................................................................    $  1,781,388
      Interest* .......................................................................         119,311
      Interest from affliated investments .............................................         138,685
      Less: Foreign taxes withheld ....................................................         (4,760)

---------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME ......................................................................       2,034,624
---------------------------------------------------------------------------------------------------------------------------

    EXPENSES:
      Advisory and administrative fees ................................................       1,284,419
      Transfer agent ..................................................................              61
      Director's fees .................................................................           4,954
      Custody and accounting expenses .................................................          44,153
      Professional fees ...............................................................          23,383
      Registration expenses ...........................................................           5,864
      Other expenses ..................................................................          18,100

---------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES ....................................................................       1,380,934
---------------------------------------------------------------------------------------------------------------------------

    NET INVESTMENT INCOME .............................................................         653,690
---------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ..................................................................      27,389,808
         Futures ......................................................................         (73,820)
         Foreign currency transactions ................................................             317
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ..................................................................      (4,033,165)
         Futures ......................................................................         (25,565)
         Foreign currency transactions ................................................              15

---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain on investments .................................      23,257,590
---------------------------------------------------------------------------------------------------------------------------

    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................     $23,911,280
---------------------------------------------------------------------------------------------------------------------------


* Income attributable to security lending activity, net of rebate expenses $99,557.



See Notes to Financial Statements.

Statements of
Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------

                                                                                                         MID-CAP
                                                                                                         EQUITY
                                                                                                          FUND
---------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investments income ............................................................   $    653,690        $  2,107,300
     Net realized gain on investments, futures, written options,
       foreign currency transactions and swaps .........................................     27,316,305          24,149,867
     Net (decrease) in unrealized appreciation/(depreciation)
       on investments, futures, written options, foreign currency translation ..........     (4,058,715)         (8,838,212)

---------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ......................................................     23,911,280          17,418,955
---------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income .............................................................       (620,613)         (2,123,415)
     Net realized gains ................................................................    (29,362,977)        (23,338,915)

---------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .................................................................    (29,983,590)        (25,462,330)
---------------------------------------------------------------------------------------------------------------------------

   Net decrease in net assets from operations ..........................................     (6,072,310)         (8,043,375)
---------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares ......................................................     11,021,978           1,813,307
     Value of distributions reinvested .................................................     29,983,527          25,462,330
     Cost of shares redeemed ...........................................................    (42,904,477)        (49,018,282)

---------------------------------------------------------------------------------------------------------------------------
     Net decrease from share transactions ..............................................     (1,898,972)        (21,742,645)
---------------------------------------------------------------------------------------------------------------------------
   TOTAL (DECREASE) IN NET ASSETS ......................................................     (7,971,282)        (29,786,020)

NET ASSETS
   Beginning of period .................................................................    199,310,737         229,096,757
---------------------------------------------------------------------------------------------------------------------------
   End of period .......................................................................   $191,339,455        $199,310,737
===========================================================================================================================

UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME, END OF PERIOD .........   $     22,560        $     16,785
---------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold .......................................................................        561,616              92,067
     Issued for distributions reinvested ...............................................      1,725,174           1,391,385
     Shares redeemed ...................................................................     (2,184,057)         (2,449,915)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .................................................        102,733            (966,463)
===========================================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE COMPANY

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is composed of thirteen investment portfolios (collectively the "Funds"), although only the following eleven are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Equity Fund (the "Fund"), Small-Cap Equity Fund, International Equity Fund, Total Return Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each of the Funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value.

All assets and liabilities of the Fund's initially expressed in foreign currency values will be converted into U.S. dollars at the WM exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective consider

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


ations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS The Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Fund's or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. The Fund values the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SECURITY LENDING The Fund may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Fund continues to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Fund will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. The Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Fund may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange on a daily basis (on days the New York Stock Exchange is open). Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS The Fund may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Fund may invest in futures contracts to manage its exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase the Fund's exposure to the underlying instrument while selling futures tends to

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS The Fund may purchase and write options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. The Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.


At December 31, 2007, information on the tax cost of investments is as follows:

                   Cost of                  Gross Tax                  Gross Tax            Net Tax Appreciation/
               Investments for             Unrealized                 Unrealized               (Depreciation)
                Tax Purposes              Appreciation               Depreciation              on Investments
---------------------------------------------------------------------------------------------------------------------------
                $156,513,891               $44,896,003               $(9,594,635)                $35,301,368

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


            Net Tax Appreciation/         Undistributed              Undistributed
              (Depreciation) on              Income/               Long-Term Gains/                 Post
            Derivatives, Currency         (Accumulated               (Accumulated                  October
            and Other Net Assets         Ordinary Loss)              Capital Loss)                 Losses
---------------------------------------------------------------------------------------------------------------------------
                     $--                     $25,089                  $1,548,733                     $--

As of December 31, 2007, the Fund has no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Fund incurred no such losses after October 31, 2007.

The tax composition of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

                                Long-Term
               Ordinary          Capital
                Income            Gains            Total
--------------------------------------------------------------------------------
2007          $3,939,151      $26,044,439       $29,983,590
2006           3,072,947        22,389,383       25,462,330

DISTRIBUTIONS TO SHAREHOLDERS The Fund declares and pays dividends from net investment income annually. The Fund declares and pays net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) futures, distributions from Real Estate Investment Trusts (REITS), and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2007 were as follows:

            Undistributed
            (Distribution
            in Excess of)
           Net Investment             Accumulated
               Income              Net Realized Gain
--------------------------------------------------------------------------------
              $(27,302)                $27,302

On June 29, 2007, the Fund adopted FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2004, 2005, 2006 and 2007 calendar years tax returns are still open to examination by the Federal and applicable state tax authorities.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on bonds are accreted and amortized, respectively, to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to the Fund are allocated to the portfolio. Expenses which are not directly identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative size of the Fund. All expenses of the Fund are paid by GEAM and reimbursed by the Fund.

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------


3.   LINE OF CREDIT

The Company shares a revolving credit facility of up to $25 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street, which was established November 7, 2007. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or
(ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the period ended December 31, 2007.


4.   AMOUNTS PAID TO AFFILIATES

GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM's compensation for investment advisory and administrative services is paid monthly based on the average daily net assets of the Fund at an annualized rate of .65%.

GENPACT performs certain accounting and certain administration services not provided by GEAM. For the period ending December 31, 2007, $2,993 was charged to the Fund.

DIRECTORS' COMPENSATION The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to unaffiliated directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms and share classes served by the directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about directors compensation please refer to the Statement of Additional Information.)


5.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended December 31, 2007 were as follows:


                 Purchases               Sales
--------------------------------------------------------------------------------

               $127,075,775          $152,662,789

SECURITY LENDING At December 31, 2007, the Fund did not participate in securities lending.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


The Shareholders and Board of Directors
GE Investments Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Mid-Cap Equity Fund, a series of GE Investments Funds, Inc., including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mid-Cap Equity Fund as of December 31, 2007, the results of its operations, changes in its net assets and financial highlights for the years described above, in conformity with U.S. generally accepted accounting principles.



KPMG LLP



Boston, Massachusetts
February 25, 2008

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------


For the year ended December 31, 2007

SUMMARY

During the year ended December 31, 2007, the Fund paid to shareholders of record on December 26, 2007, the following long-term capital gain dividends 2007:


FUND NAME                                                    PER SHARE AMOUNT
--------------------------------------------------------------------------------
GE Investments Funds, Inc.-- Mid-Cap Value Equity Fund           $2.77748

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


The Fund Board, including the independent Board members, considered and unanimously approved the continuance of the Fund's investment advisory agreement with GE Asset Management Incorporated ("GEAM") at meetings held on December 5 and December 12, 2007.

In considering whether to approve the Fund's investment advisory agreement, the Board members, including the independent members, considered and discussed a substantial amount of information and analysis provided, at the Board's request, by GEAM. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment objectives and sizes, which was prepared by an independent third party provider, Lipper Inc. ("Lipper"). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ the same investment strategy as the Fund.

Before approving the Fund's advisory agreement, the Board members reviewed the proposed continuance of the agreement with management of GEAM and with independent legal counsel. The Board members also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed continuance. The independent Board members discussed the proposed continuance in detail during a private session with their independent legal counsel at which no representatives of GEAM were present. The independent Board members and their independent legal counsel requested, and received and considered, additional information from GEAM following this session.

In advance of the meetings, and in response to their request, the Board members received from GEAM written responses to their inquiries, which included substantial exhibits and other materials related to GEAM's business and the services it provides to the Fund. The Board members took into account their multi-year experience as Board members and particularly their consideration of these agreements in recent years, noting that the information was presented in a similar manner and format. To focus their review, the Board members asked GEAM management, in its oral presentation, to highlight material differences from the information presented in recent years. During the meetings, the Board members had an opportunity to discuss this information with GEAM managers, including senior executives, representatives from the legal, compliance and legal departments, and investment personnel. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning GEAM's investment process.

In reaching their determination relating to continuance of the agreement, the Board members considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member attributed different weights to the various factors. In particular, the Board members focused on the following:

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED.

The Board members reviewed the services provided by GEAM, and the Board members, including the independent members, concurred that GEAM provides high quality advisory and administrative services to the Fund.

In connection with their consideration of GEAM's services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes used for selecting investments, selecting brokers and with respect to Fund administration, controllership and compliance activities; (iii) highly skilled professionals, including analysts, research professionals and portfolio managers with a depth of experience; (iv) access to significant technological resources from which the Fund may benefit; and (v) a favorable history and reputation. The Board members discussed with senior officers of GEAM the personnel changes made, and proposed to be made, by GEAM. The Board members noted that the Fund represents only a small portion of the assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In light of these discussions, the Board members, including the independent members, concluded that GEAM's services were of a high quality and had benefited the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


INVESTMENT PERFORMANCE OF THE FUND.

The Board members considered the investment performance of the Fund for various periods. The Board members reviewed detailed comparisons of the performance of the Fund with the relevant securities indexes and peer groupings of mutual funds prepared by Lipper with respect to various periods. The Board members also engaged in detailed discussions with GEAM management about the investment process, focusing on the Fund's investment objective, the number and experience of portfolio management and supporting research personnel, the investment style and approach employed, the likely market cycles for the investment style, and the relative underperformance of the Fund in certain periods in light of GEAM's commitment to long-term satisfactory performance with respect to the Fund's investment objective and investment approach. The Board members, including the independent members, concluded that the Fund's performance was acceptable overall taking into consideration the factors discussed above.

COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED FROM THE RELATIONSHIP WITH THE FUND.

The Board members considered the cost of the services provided by GEAM. The Board members reviewed the information they had requested from GEAM concerning its profitability from the fees and services it provides to the Fund and the financial condition of GEAM for various past periods. The Board members considered the profit margin information for GEAM's investment company business as a whole, as well as GEAM's profitability data for the Fund. The Board members reviewed GEAM's assumptions and the methods of cost allocation used by GEAM in preparing Fund-specific profitability data. The Board members also discussed with GEAM the basis for its belief that the methods of allocation used were reasonable and consistent across its business.

The Board members noted and discussed the additional services provided by GEAM to the Fund compared to other investment products managed by GEAM. The Board members determined that GEAM should be entitled to earn a reasonable level of profits for the services it provides to the Fund. The Board members also recognized that GEAM had made significant investments in its business and had not fully recovered the sums invested. Based on their review, the Board members, including the independent members, concluded that they were satisfied that the level of profitability achieved by GEAM from its relationship with the Fund was not unreasonable or excessive.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Board members considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board members considered the substantial infrastructure investments that GEAM has made with respect to its operations and its commitment to continue investing resources to enhance services to Fund shareholders. The Board members recognized the benefits to the Fund of GEAM's past investment in its operations through the expenditure of sums to support its substantial infrastructure, and that, with respect to all GEAM managed mutual funds, GEAM has not yet fully recouped that investment. The Board members also recognized the benefits to the Fund of being able to leverage a favorable cost structure achieved with respect to the Fund's other operating expenses as a result of GEAM's large overall base of assets under management and its vendor management practices.

COMPARISON OF SERVICES TO BE RENDERED AND FEES TO BE PAID.

The Board members discussed the services provided to the Fund by GEAM, and the fees charged for those services. The Board members reviewed information concerning the fee and expense ratios for the Fund, and comparative information with respect to similar products. They discussed that the Fund's figures were within the applicable peer group range. In addition, the Board members considered their discussion with representatives of GEAM about the fees being charged to the Fund and, to the extent applicable, the effect, if any, of the Securities and Exchange Commission staff's interpretive guidance concerning soft dollars. In light of the foregoing, the Board members, including the independent members, determined that the advisory fees were reasonable in relation to the services provided to the Fund.

Advisory and Administrative Agreement Renewal                        (unaudited)
--------------------------------------------------------------------------------


FALL-OUT BENEFITS.

The Board members considered other actual and potential financial benefits that GEAM may derive from its relationship with the Fund, including, to the extent applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Fund benefits from the vast array of resources available through GEAM, and that the Fund represents only a small portion of the assets managed by GEAM.

CONCLUSION.

No single factor was determinative to the Board members' decision. Based on their discussion and such other matters as were deemed relevant, the Board members, including the independent members, concluded that the proposed advisory fee and projected total expense ratio are reasonable in relation to the services provided to the Fund. In view of these facts, the Board members, including the independent members, concluded that the renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.



INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - GEAM since February 1997; President and Chief Executive Officer - Mutual Funds at GEAM since March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland) since February 1999; Director, GE Asset Management Funds Plc, GE Asset Canada Company, GE Asset Management Limited, and GE Volunteers.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    46

POSITION(S) HELD WITH FUND    Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to June 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of Fund from 1997 to June 2007; Vice President of Fund from September 2003 to June 2007; Vice President of GE Institutional Funds and GE LifeStyle Funds from September 2003 to June 2007; Secretary of GE Institutional Funds and GE LifeStyle Funds from 1997 to June 2007; Vice President of Elfun Funds and GE Savings & Security Funds from October 2003 to June 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to June 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    48

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds, GE Institutional Funds, GE LifeStyle Funds, Elfun Funds and GE Savings & Security Funds since July 2007.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    GEAM Mutual Funds Operations
Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A
--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    42

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years (Vice President); less than one year (Secretary)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003; Assistant Secretary from September 2003 to June 2007 and Secretary since July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    61

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital LLC since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    59

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    71

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    40

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception.


--------------------------------------------------------------------------------
The Statement of Additional Information for the Fund includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
William J. Lucas
Robert P. Quinn
Matthew J. Simpson


SECRETARY
Jeanne M. LaPorta


ASSISTANT SECRETARIES
Joseph A. Carucci
Joon Won Choe


TREASURER
Scott H. Rhodes


ASSISTANT TREASURERS
Scott R. Fuchs
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc.
Member FINRA and SIPC


COUNSEL
Sutherland, Asbill & Brennan, LLP


CUSTODIAN
State Street Bank & Trust Company


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP


OFFICERS OF THE INVESTMENT ADVISER

James W. Ireland, CHIEF EXECUTIVE OFFICER

Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS

Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME

Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES

Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

Judith A. Studer, EVP, PRESIDENT - U.S. EQUITIES

Don W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE

John J. Walker, EVP, CHIEF OPERATING OFFICER (AS OF JANUARY 31, 2008)

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

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

                     [This page intentionally left blank.]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900



DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER FINRA AND SIPC
3001 SUMMER STREET
PO BOX 7900
STAMFORD, CT  06904-7900




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund's website at http://www.gefunds.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC
- information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.gefunds.com; and (ii) on the Commission's website at http://www.sec.gov.



[GE LOGO OMITTED]

ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link:

www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Costantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Costantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provide by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $188,200 in 2006 and $197,800 in 2007.

(b)	AUDIT RELATED FEES.  There were no fees billed by the Auditor for assurance and related services that were related to the performance of the audit for the Registrant during the Reporting Periods.

(c)	TAX FEES.  There were no fees billed for professional services rendered by the Auditor for tax compliance, tax advice or tax planning for the Registrant during the Reporting Periods.

(d)	ALL OTHER FEES.   There were no fees billed for products and services
provided by the Auditor, other than the services reported in paragraphs
(a) through (c) of this Item for the Registrant during the Reporting Periods.

(e)	(1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

The Audit Committee of the GE Investments Funds (the "Funds") Board of
Trustees is responsible, among other things, for the appointment, compensation and oversight of the work of the Fund's independent accountants/auditors (the "Auditor"). As part of this responsibility and to ensure that the Auditor's independence is not impaired, the Audit Committee
(1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds' investment adviser and covered affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds' operations or financial reporting, in accordance with the Audit Committee Charter. Following are excerpts from the Audit Committee Charter that sets forth the pre-approval policies and procedures:

1.	Selection and Pre-Approval of Auditor and Approval of Fees.
(i)	The Audit Committee shall pre-approve the selection of the Auditor and shall recommend for ratification the selection, retention or termination of the Auditor by the full Board, including the independent Trustees/Directors, and, in connection therewith, shall evaluate the independence of the Auditor, including: (i) an evaluation of whether the Auditor provides any consulting services to the Fund's investment adviser and the extent to which the Auditor provides non-audit services to the Fund's investment adviser and certain other affiliated service providers as defined in Section 2(f) below, which services are not subject to the pre-approval requirements set forth in Section 4 below;
(ii) an evaluation of the extent to which the Auditor has any relationships with the Fund or its affiliated persons that are brought to the attention of the Audit Committee by the Auditor in accordance with applicable standards of the Independence Standards Board ("ISB"), because, in the Auditor's professional judgment, such relationships may reasonably be thought to bear on the Auditor's independence with respect to the Fund; and (iii) monitoring the Auditor's compliance with respect to the rotation requirements for the lead and coordinating partners having primary responsibility for the Fund's audits and any partner responsible for the reviewing the Fund's audits.
The Audit Committee shall review the Auditor's specific representations as to its independence.
(b)	The Audit Committee shall pre-approve and review the fees charged by the Auditor for audit and non-audit services to be provided to the Fund and certain affiliated service providers (as defined in Section 2(f) below) in accordance with the pre-approval requirements set forth in Section 4 below.
The Fund shall provide for appropriate funding, as determined by the Audit Committee, to compensate the Auditor for any authorized service provided to the Fund.
2.	Meetings with the Auditor.   The Audit Committee shall meet with the
Auditor, including private meetings, prior to the commencement of substantial work on the audit and following the conclusion of the audit, as well as such other times as the Audit Committee shall deem necessary or appropriate. The Auditor shall report directly to the Audit Committee. The Auditor shall report at least annually, concerning the following and other pertinent matters:
(a)	to review the arrangements for and scope of the annual audit and any special audits;
(b)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, all critical accounting policies and practices to be used;
(c)	to discuss any matters of concern relating to the Fund's financial statements, including: (i) any adjustments to such statements recommended by the Auditor, or other results of said audit(s), and (ii) any alternative treatments of financial information within GAAP that have been discussed with Fund management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditor;
(d)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, any material written communication between the Auditor and Fund management, such as any management letter or schedule of unadjusted differences;
(e)	to discuss the opinion the Auditor has rendered regarding the Fund's financial statements;
(f)	to report all non-audit services that do not require Audit Committee pre-approval and are provided to certain affiliated persons of the Fund, including: (1) the Fund's investment adviser or sub-advisers (but excluding any investment sub-adviser whose role is primarily portfolio management and is overseen by the investment adviser), (2) the Fund's principal underwriter, and (3) any entity controlling, controlled by, or under common control with the investment adviser or principal underwriter, that provides "ongoing" services to the Funds in accordance with the pre-approval requirements of paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X (each, a "Covered Affiliate" and collectively, "Covered Affiliates");
(g)	to review, in accordance with current standards of ISB, all
relationships between the Auditor and the Fund or its affiliated persons that, in the Auditor's professional judgment, may reasonably be thought to bear on its independence, and to confirm, in light of such information, whether the Auditor believes, in its professional judgment, that it may properly serve as independent accountants/auditors with respect to the Fund;
(h)	to consider the Auditor's comments with respect to the Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers and Fund management, as well as other personnel;
(i)	to investigate any improprieties or suspected improprieties in the operations of the Fund to the extent necessary or appropriate in light of any internal investigations by the Fund's officers and/or by officers or employees of the Fund management of such improprieties;
(j)	to receive periodic reports concerning regulatory changes and new accounting pronouncements that significantly affect the value of the Fund's assets and their financial reporting;
(k)	to report on the Fund's qualification under Subchapter M of the Internal
Revenue Code, amounts distributed and reported to shareholders for Federal tax purposes and the Fund's tax returns; and
(l)	to provide the Auditor the opportunity to report on any other matter that the Auditor deems necessary or appropriate to discuss with the Audit Committee.
	If the Auditor's report on the above-listed (and other pertinent) matters is not made in person to the Audit Committee within 60 days following the end of the Fund's fiscal year, the Auditor shall deliver a written report to the Audit Committee concerning these matters within such 60 day period.
3.	Change in Accounting Principles.  The Audit Committee shall consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Auditor or the Fund's officers.
4.	Pre-Approval of Audit Related Services and Permissible Non-Audit
Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

5.	Prohibited Activities of the Auditor.  The Audit Committee shall confirm with the Auditor that it is not performing contemporaneously (during the audit and professional engagement period) non-audit services for the Fund that the Audit Committee believes may taint the independence of the Auditor.
The Auditor will be responsible for informing the Audit Committee of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

(2) PERCENTAGE OF SERVICES IN PARAGRAGHS (b) THROUGH (d) APPROVED BY AUDIT COMMITTEE. No fees were charged during 2003 or 2004 for audit related, tax or other services as indicated in sections (b) through (d) of this Item.

(f)	Not applicable.

(g)	NON-AUDIT FEES.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2006 and $0 in 2007.

(h)	AUDITOR INDEPENDENCE. There were no non-audit services rendered to
Service Affiliates that were not pre-approved.


ITEM 5. Audit Committee of Listed Registrants

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are: John R. Costantino,
William J. Lucas and Robert P. Quinn.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 9. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.
(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Scott Rhodes as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE INVESTMENTS FUNDS, INC

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INVESTMENTS FUNDS, INC.

Date:  March 07, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INVESTMENTS FUNDS, INC.

Date:  March 07, 2008

By:   /S/SCOTT RHODES
      Scott Rhodes
      TREASURER, GE INVESTMENTS FUNDS, INC.

Date:  March 07, 2008

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.